Registration No. 333-148940

Registration No. 811-21095

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 99	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT C

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
President and Assistant Secretary	Senior Vice President, General Counsel,
Annuity Investors Life Insurance Company	Secretary and Chief Compliance Officer
P.O. Box 5423	Annuity Investors Life Insurance Company
Cincinnati, Ohio 45201-5423	P.O. Box 5423
(Name and Address of Agent for Service)	Cincinnati, Ohio 45201-5423
KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
9277 Centre Point Drive, Suite 300
West Chester, Ohio 45069

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on May 1, 2019 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in Annuity Investors Variable Account C under TotalGroup group flexible premium deferred variable annuity contracts

ANNUITY INVESTORS VARIABLE ACCOUNT C

TotalGroup—File No. 333-148940

Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus
1. Cover Page	Cover Page

2. Definitions	Definitions (Definitions used in specific sections are defined in those sections.)

3. Synopsis	Expense Tables; Overview

4. Condensed Financial Information

(a) Accumulation unit values	Financial Information: Condensed Financial Information; Appendix A: Condensed Financial Information; Appendix D: Closed Subaccounts: Condensed Financial Information for Closed Subaccounts

(b) Financial statements	Financial Information: Financial Statements

5. General Description of Registrant, Depositor and Portfolio Companies

(a) Depositor	Annuity Investors Life Insurance Company ®

(b) Registrant	The Separate Account

(c) Portfolio companies	The Portfolios

(d) Portfolios prospectuses	The Portfolios

(e) Voting	Voting of Portfolio Shares

(f) Administrator	Not Applicable

6. Deductions and Expenses

(a) Deductions	Fees and Charges; Supplemental Prospectus—Guaranteed Lifetime Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit

(b) Sales load	Early Withdrawal Charge

(c) Special purchase plans	Waiver of Early Withdrawal Charges; Additional Information about Waivers

(d) Commissions	Distribution and Compensation Arrangements

(e) Portfolio company expenses	Expense Tables

(f) Operating expenses	Expense Tables

7. General Description of Variable Annuity Contracts

(a) Persons with rights	The Contract: Ownership Provisions; The Contract: Annuitant Provisions; The Contract: Beneficiary Provisions; The Contract: Payees under the Contract; Voting of Portfolio Shares

(b) (i) Allocations of premium payments	Purchase Payments and Allocations to Investment Options: Purchase Payments; Purchase Payments and Allocations to Investment Options: Allocations to Investment Options; Supplemental Prospectus—Guaranteed Lifetime Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit

(ii) Transfers	Transfers; Supplemental Prospectus—Guaranteed Lifetime Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit

(iii) Exchanges	Not Applicable

(c) Changes in contracts or operations	The Contract; The Separate Account

(d) Inquiries	Overview: How Do I Contact the Company?

(e) Frequent transfer risks	Transfers: Transfer Restrictions Related to Active Trading Strategies; Appendix B: Transfer Restrictions

8. Annuity Period	Definitions; Annuity Benefit; Settlement Options

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Form N-4 Part A Item No.	Heading in Prospectus
9. Death Benefit	Death Benefit; Settlement Options

10. Purchases and Contract Values

(a) Purchases	Purchase Payments and Allocations to Investment Options: Purchase Payments

(b) Impact of portfolio company investment performance	Purchase Payments and Allocations to Investment Options: Purchase Payments

(c) Daily calculation	Purchase Payments and Allocations to Investment Options: Purchase Payments; Definitions

(d) Underwriter	Distribution and Compensation Arrangements

11. Redemptions

(a) Redemptions	Withdrawals and Surrenders

(b) Texas Optional Retirement Program	Not applicable

(c) Check delay	Withdrawals and Surrenders

(d) Involuntary redemption	Transfers; The Contract: Cancellation and Termination: Our Right to Terminate

(e) Free look	The Contract: Cancellation and Termination: Your Right to Cancel

12. Taxes	Federal Tax Matters

13. Legal Proceedings	Annuity Investors Life Insurance Company

14. Table of Contents for Statement of Additional Information	Statement of Additional Information

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)

15. Cover Page	(SAI) Cover Page

16. Table of Contents	(SAI) Table of Contents

17. General Information and History	(SAI) Annuity Investors Life Insurance Company: General Information and History

18. Services

(a) Fees and expenses of registrant	(Prospectus) Expense Tables

(b) Management contracts	Not Applicable

(c) Custodian	Not Applicable

Independent auditors	(SAI) Services: Experts

(d) Assets of registrant	Not Applicable

(e) Affiliated persons	Not Applicable

(f) Principal underwriter	Not Applicable

19. Purchase of Securities Being Offered

(a) Purchases	See Items No. 6(a), 6(b), 6(c) and 7(b) above

(b) Sales load	See Items No. 6(b), 6(c), 6(d) and 10(d) above

(c) Frequent transfer arrangements	Not Applicable

20. Underwriters	See Item 10(d) above; (SAI) Distribution of the Contracts

21. Calculation of Performance Data

(a) Money market funded subaccounts	Not Applicable

(b) Other subaccounts	Not Applicable

22. Annuity Payments	(SAI) Form of Benefit Payments Under Settlement Options; (SAI) Glossary of Financial Terms

23. Financial Statements	(SAI) Financial Statements

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Form N-4 Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

TotalGroup®

GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

PROSPECTUS DATED MAY 1, 2019

This prospectus describes a group flexible premium deferred variable annuity contract (the “Contract”). The prospectus also describes the interest that a participant (the “Participant”) has in the Contract. Each Participant’s interest in the Contract is evidenced by a Certificate of Participation (the “Certificate”).

Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contract. The Contract is available for tax-qualified and non-tax-qualified retirement arrangements. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contract offers tax-deferred treatment of earnings, Annuity Benefits, and a Death Benefit. The Contract offers both variable and fixed investment options.

The variable investment options are Subaccounts of Annuity Investors® Variable Account C (the “Separate Account”). Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”). The Contract currently offers Subaccounts that invest in the corresponding Portfolios listed below.

AB Variable Products Series Fund, Inc.	Dreyfus Variable Investment Fund
AB International Value Portfolio – Class B (Closed)	Government Money Market Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Franklin Templeton Variable Insurance Products Trust
Invesco V.I. American Value Fund – Series I Shares	Franklin Mutual Global Discovery VIP Fund – Class 2
Invesco V.I. Comstock Fund – Series I Shares	Franklin Mutual Shares VIP Fund – Class 2
Invesco V.I. Global Real Estate Fund – Series II Shares	Franklin Small Cap Value VIP Fund – Class 2
Invesco V.I. International Growth Fund – Series II Shares	Franklin U.S. Government Securities VIP Fund – Class 2
Invesco V.I. Mid Cap Core Equity Fund – Series II Shares	Templeton Foreign VIP Fund – Class 2
Invesco V.I. Mid Cap Growth Fund – Series II Shares	Templeton Global Bond VIP Fund – Class 2
Invesco V.I. Small Cap Equity Fund – Series I Shares

Janus Aspen Series
ALPS Variable Investment Trust	Janus Henderson VIT Balanced Portfolio – Service Shares
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	Janus Henderson VIT Enterprise Portfolio – Service Shares
Morningstar Conservative ETF Asset Allocation Portfolio – Class II	Janus Henderson VIT Overseas Portfolio – Service Shares
Morningstar Growth ETF Asset Allocation Portfolio – Class II	Janus Henderson VIT Research Portfolio – Service Shares
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

Morgan Stanley Variable Insurance Fund, Inc.
American Century Variable Portfolios, Inc.	Core Plus Fixed Income Portfolio – Class I
VP Capital Appreciation Fund – Class I	Discovery Portfolio – Class I
VP Large Company Value Fund – Class II
VP Mid Cap Value Fund – Class II	Neuberger Berman Advisers Management Trust
Sustainable Equity Portfolio – Class S
Calamos Advisors Trust

Calamos Growth and Income Portfolio (Closed)	Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA – Service Shares
Davis Variable Account Fund, Inc.	Oppenheimer Conservative Balanced Fund/VA – Service Shares (Closed)
Davis Value Portfolio (Closed)	Oppenheimer Global Fund/VA – Service Shares
Oppenheimer Main Street Fund®/VA – Service Shares
Deutsche DWS Variable Series II	Oppenheimer Main Street Small Cap Fund/VA – Service Shares
DWS International Growth VIP – Class A
DWS Small Mid Cap Value VIP – Class B	PIMCO Variable Insurance Trust
PIMCO High Yield Portfolio – Administrative Class
Dreyfus Investment Portfolios	PIMCO Real Return Portfolio – Administrative Class
MidCap Stock Portfolio – Service Shares	PIMCO Total Return Portfolio – Administrative Class

Dreyfus Stock Index Fund, Inc. – Service Shares	Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Shares

Deutsche DWS Variable Series II

Effective July 2, 2018, Deutsche Variable Series II was renamed Deutsche DWS Variable Series II. The following funds were renamed:

•	Deutsche International Growth VIP was renamed DWS International Growth VIP

•	Deutsche Small Mid Cap Value VIP was renamed DWS Small Cap Value VIP.

Dreyfus Investment Portfolios

Effective on or about June 3, 2019, Dreyfus Investment Portfolios is scheduled to be renamed BNY Mellon Investment Portfolios. There will be no change in the name of the following fund: MidCap Stock Portfolio.

Dreyfus Stock Index Fund, Inc.

Effective on or about June 3, 2019, Dreyfus Stock Index Fund, Inc. is scheduled to be renamed BNY Mellon Stock Index Fund, Inc.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Effective on or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. is scheduled to be renamed BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

Dreyfus Variable Investment Fund

Effective on or about June 3, 2019, Dreyfus Variable Investment Fund is scheduled to be renamed BNY Mellon Variable Investment Fund. There will be no change in the name of the following fund: Government Money Market Portfolio.

Morgan Stanley Variable Insurance Fund, Inc.

Effective April 30, 2019, Mid Cap Growth Portfolio was renamed Discovery Portfolio.

Neuberger Berman Advisers Management Trust

Effective April 30, 2019, Guardian Portfolio was merged into Sustainable Equity Portfolio.

Oppenheimer Variable Account Funds

On or about May 24, 2019, each fund of Oppenheimer Variable Account Funds is scheduled to be merged into a corresponding, newly formed fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) listed below. Non-Service shares will be re-designated as Series I Shares and Service shares will be re-designated as Series II shares.

•	Oppenheimer Capital Appreciation Fund/VA will be merged into Invesco Oppenheimer V.I. Capital Appreciation Fund.

•	Oppenheimer Conservative Balanced Fund/VA will be merged into Invesco Oppenheimer V.I. Conservative Balanced Fund.

•	Oppenheimer Global Fund/VA will be merged into Invesco Oppenheimer V.I. Global Fund.

•	Oppenheimer Main Street Fund® /VA will be merged into Invesco Oppenheimer V.I. Main Street Fund®.

•	Oppenheimer Main Street Small Cap Fund/VA will be merged into Invesco Oppenheimer V.I. Main Street Small Cap Fund®.

Wilshire Variable Insurance Trust

Effective December 7, 2018, each of Wilshire 2015 Fund, Wilshire 2025 Fund and Wilshire 2035 Fund were merged into Wilshire Global Allocation Fund.

Closed Subaccounts

Investment options listed above as “(Closed)” are available only to Contract owners who held Accumulation Units in the applicable Subaccount on the cutoff date listed below. If you have funds allocated to one of these closed Subaccounts, please see Appendix D: Closed Subaccounts.

Cutoff Date
AB Variable Products Series Fund, Inc.: AB International Value Portfolio - Class B	April 30, 2010
Calamos Advisors Trust: Calamos Growth and Income Portfolio	April 30, 2012
Davis Variable Account Fund: Davis Value Portfolio	April 30, 2015
Oppenheimer Variable Account Funds: Conservative Balanced Fund/VA - Service Shares	April 30, 2009

Fixed Investment Option

The Contract currently offers one fixed investment option: the Fixed Accumulation Account. This fixed investment option is provided through the Company’s Fixed Account.

Supplement for Contracts Issued Before June 1, 2009 with Guaranteed Withdrawal Benefit Riders

If your Contract effective date is before June 1, 2009, your Contract includes Guaranteed Withdrawal Benefit Riders. You should carefully read the Supplement Dated May 1, 2019 for Contracts Issued Before June 1, 2009 and keep it for future reference. Your Contract effective date is set out on your Contract specifications page.

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This prospectus includes information an investor should know before investing in the Contract. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2019, contains more information about the Separate Account and the Contract. The SAI is part of this prospectus. The table of contents for the SAI is printed on the last page of this prospectus. For a free copy of the SAI, complete and return the form on the last page of this prospectus or call us at 1-800-789-6771. The SAI (as well as other information regarding the Contract, the Separate Account or the Company) is available at the Securities and Exchange Commission (“SEC”) web site: www.sec.gov. The SEC file number for the Contract is 333-148940.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.
•	Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.
•	Both the Contract and a Participant’s interest in the Contract involve investment risk and may lose value.

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Contract Availability and Form Numbers

The Contract is not available in all states and may not be available under all retirement arrangements. For additional information about the availability of the Contract, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771. Our form numbers for the contract are G2012108NW and C2012208NW. These form numbers may vary by state,

Right to Cancel

In some states, a Participant may have the right to cancel his or her interest in the Contract within a certain number of days after he or she receives his or her Certificate. Generally, the Participant will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

Overview

A brief overview of the Contract and a Participant’s interest in the Contract is included on pages 9-10 of this prospectus.

Internet Delivery of Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting the Company at 1-800-789-6771.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting the Company at 1-800-789-6771. Your election to receive reports in paper will apply to all Portfolios available under your Contract.

DEFINITIONS

The capitalized terms defined in this section of the prospectus will have the meanings given to them when used in this prospectus. Other terms that have a specific meaning under the Contract or the Certificate, but which are not defined in this section, will be explained in the section of this prospectus where they are primarily used.

Please note that the words “you” and “your” in this prospectus refer to the Participant.

Account Value. The sum of your “variable account value” and your “fixed account value.” Your “variable account value” is the value of your interest in all of the Subaccounts. Your “fixed account value” is the value of your interest in the Fixed Accumulation Account.

Accumulation Unit. A unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the “Accumulation Unit Value.”

Annuity Benefit. The payments that may be made as described in the Annuity Benefit section of the Certificate. Annuity benefit payments are generally made to you as the payee.

Beneficiary. The person entitled to receive any Death Benefit that is to be paid with respect to your interest in the Contract. More information about the Beneficiary is included in the Other Contract and Certificate Provisions section of the prospectus.

Benefit Unit. A unit of measure used to determine the dollar value of any variable dollar payments after the Commencement Date. The value of a Benefit Unit is referred to as the “Benefit Unit Value.”

Certificate. The certificate of participation that evidences your interest in the Contract. This Certificate is not a contract and is not part of the Contract.

Certificate Anniversary. The date in each year that is the annual anniversary of your Certificate effective date. Your Certificate effective date is the date that your interest in the Contract took effect. Your Certificate effective date is set out on the Certificate specifications page.

Certificate Year. Each 12-month period that begins on your Certificate effective date or on a Certificate Anniversary.

Company. Annuity Investors Life Insurance Company®. The words “we” “us” and “our” in this prospectus also refer to Annuity Investors Life Insurance Company®.

Commencement Date. The Annuity Commencement Date if an Annuity Benefit is payable or the Death Benefit Commencement Date if a Death Benefit is payable.

•

Your Annuity Commencement Date is the first day of the first payment interval for which payment of an Annuity Benefit is to be made. Your Annuity Commencement Date on the Certificate effective date is shown on the Certificate specifications page.

•

Your Death Benefit Commencement Date is: (1) the first day of the first payment interval for a Death Benefit that is paid as periodic payments; or (2) the date of payment for a Death Benefit that is paid as a lump sum.

Contract. The group flexible premium deferred variable annuity contract described in this prospectus and in which you have an interest. The term “Contract” includes any riders or endorsements to the Contract, any application for the Contract, any application for a rider or an endorsement to the Contract, and any Participant applications and enrollment forms.

Death Benefit. The benefit described in the Death Benefit section of the Certificate.

Fixed Account. The Fixed Account is part of the Company’s general account. The Fixed Accumulation Account is provided through the Fixed Account.

Good Order. We cannot process information or a request until we have received your instructions in “Good Order” at our administrative office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Investment Factor. The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.

The Net Investment Factor for each Valuation Period reflects changes in the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits or charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner. The owner of the Contract identified on the Certificate specifications page. The Owner must be your employer or the trustee of your employer’s retirement plan.

Participant. The person identified on the Certificate specifications page who has an interest in the Contract and for whom an account is established. The words “you” and “your” in this prospectus also refer to the Participant.

Portfolio. A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.

Purchase Payment. An amount received by us for your interest in the Contract. This amount is after the deduction of applicable premium or other taxes.

Separate Account. Annuity Investors Variable Account C, which is an account that was established and is maintained by the Company.

Subaccount. A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this prospectus.

Surrender Value. An amount equal to your Account Value as of the end of the applicable Valuation Period, reduced by: (1) any fees or charges that would apply upon a surrender; (2) any applicable premium tax or other taxes not previously deducted; and (3) the outstanding balance of any loans.

SEC. Securities and Exchange Commission.

Valuation Date. Each day on which the New York Stock Exchange is open for business.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to: (1) any payment that we make before we acknowledge the Written Request; and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Additional Details. The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated: variable account value; fixed account value Accumulation Unit Values; and Benefit Unit Values.

EXPENSE TABLES

These tables describe the fees and expenses you will pay when you acquire an interest in the Contract, during the time that you hold your interest in the Contract, and when you withdraw money from your interest in the Contract.

Table A: Participant Transaction Expenses

The first table describes the fees and expenses that you will pay at the time you acquire an interest in the Contract, withdraw money from your interest in the Contract, surrender your interest in the Contract, annuitize your interest in the Contract, make a transfer between investment options, or borrow money from your interest in the Contract. Premium taxes may also be deducted.

	Current	Maximum
Sales load imposed on Purchase Payments	None	None
Early withdrawal charge on withdrawals and on surrender or annuitization	5.00%	5.00%
Transfer Fee	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Origination Fee	None	$50
Loan Interest Spread	3.00%	7.00%

The early withdrawal charge is calculated as a percentage of the amount withdrawn, surrendered or annuitized. The charge decreases to zero after Certificate Year 5. We waive the early withdrawal charge that would otherwise apply if you annuitize your interest in the Contract for life or for a fixed period of at least 10 years and under other circumstances described in the Waiver of Early Withdrawal Charges section of this prospectus.

This fee currently applies to each transfer in excess of 12 in any Certificate Year.

Loans are available only on certain Tax Qualified Contracts. Generally, we require collateral in an amount equal to 110% of the outstanding loan balance. The Loan Interest Spread is the difference between the interest rate we charge you on a loan and the interest rate we credit to collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to collateral may be as low as 1%, the maximum loan interest spread is 7%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest spread will be higher than 7%.

Table B: Annual Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you hold your interest in the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

Annual Certificate Maintenance Fee	$40
Separate Account Annual Expenses:
Mortality and Expense Risk Charge	0.85%
Administration Charge	0.15%
Total Separate Account Annual Expenses	1.00%

If you surrender your interest in the Contract, we will apply the certificate maintenance fee at that time.

Table C: Total Annual Portfolio Operating Expenses

The next table shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you hold your interest in the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.

Minimum	Maximum
0.52%	1.72%

The minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc.

The maximum expenses are the expenses of the DWS International Growth VIP.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2018. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the ALPS Variable Investment Trust (Morningstar portfolios) and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (acquired funds). As a result, each Morningstar portfolio and the Wilshire portfolio will likely incur higher expenses than funds that invest directly in securities.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include:

•	early withdrawal charges (described in Table A above);

•	annual certificate maintenance fee and Separate Account annual expenses (described in Table B above); and

•	Portfolio operating expenses (described in Table C above).

Your actual costs may be higher or lower than the costs shown in the examples.

Example 1: Certificate with Maximum Fund Operating Expenses

Assumptions:

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual certificate maintenance fee of $40 and Separate Account annual expenses of 1.00% are incurred.

•	The maximum Portfolio expenses (1.72%) are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your interest in the Contract at the end of the period or you annuitize your interest in the Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$820	$1,323	$1,921	$4,297
We assume that you keep your interest in the Contract and leave your money in the Contract for the entire period or you annuitize your interest in the Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$320	$1,023	$1,821	$4,297

Example 2: Certificate with Minimum Fund Operating Expenses

•	Assumptions:

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual certificate maintenance fee of $40 and Separate Account annual expenses of 1.00% are incurred.

•	The minimum Portfolio expenses (0.52%) are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your interest in the Contract at the end of the period or you annuitize your interest in the Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$698	$938	$1,244	$2,755
We assume that you keep your interest in the Contract and leave your money in the Contract for the entire period or you annuitize your interest in the Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$198	$638	$1,144	$2,755

FINANCIAL INFORMATION

Condensed Financial Information. Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes: (1) year-end accumulation unit values for each Subaccount for each of the last ten fiscal years through December 31, 2018, or from the end of the year of inception of a Subaccount, if later, to December 31, 2018; and (2) number of accumulation units outstanding as of the end of the period or year.

Financial Statements. The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW

What is the Separate Account?

The Separate Account is an account that was established and is maintained by the Company. It is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.

What Is the Contract?

The Contract is a group deferred variable annuity, which is an insurance product. It is a contract between the Owner and the Company, under which we promise to pay a stream of payments to each Participant at some future date. Like other variable annuities, it is designed to be a long-term investment, to meet retirement and other long-range goals.

The Contract offers both variable and fixed investment options to which you can allocate Purchase Payments. The value of your interest in the Contract will vary depending on the performance of the investment options you choose.

What Benefits Are Available under the Contract?

Annuity Benefit	If you annuitize your interest in the Contract, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected. This feature helps protect you against the possibility that you will outlive your assets.

Death Benefit	We will generally pay a Death Benefit to your Beneficiary if you die before your Annuity Commencement Date and before you surrender your interest in the Contract.

Tax Deferral

The Contract is tax-deferred. This means you pay no taxes on the interest and investment gains related to your interest in the Contract until you withdraw money from your interest in the Contract. You may transfer money from one investment option to another within the Contract without paying tax at the time of the transfer.

If the Contract was issued in conjunction with a retirement arrangement that provides tax deferral, the Contract will not provide additional tax deferral and should be purchased for its other benefits and features.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. For more information about how withdrawals impact the Death Benefit, see the Other Information about the Death Benefit Amount section of this prospectus and the examples in Appendix C.

What Are the Risks Related to the Contract?

•	The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.

•	Claims related to the annuity and death benefits are backed only by the claims paying ability of the Company.

•	An early withdrawal charge may apply if you withdraw money from your interest in the Contract or surrender or annuitize your interest in the Contract.

•	If you withdraw money from your interest in the Contract or surrender your interest in the Contract before age 59 1⁄2, a penalty tax may be applicable.

How Do I Acquire an Interest in the Contract?

The Owner will collect Purchase Payments by payroll deduction or otherwise and will send them to us. To acquire an interest in a Tax-Qualified Contact, your minimum initial Purchase Payment must be at least $50. To acquire an interest in any other Contract, your minimum initial Purchase Payment must be at least $100. Additional information about the requirements that apply to Participants and Purchase Payments is included in the Purchase Payments and Allocations to Investment Options section of this prospectus.

How Do I Cancel My Certificate?

In some states, you may have the right to cancel your Certificate within a certain number of days after you receive it. Generally, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. Any right to cancel is described more fully in your Certificate.

What Fees and Charges Apply to My Interest in the Contract?

We will charge the fees and charges listed below.

• An annual Certificate maintenance fee	• A mortality and expense risk charge

• A transfer fee for certain transfers among investment options	• Premium taxes, if any

• An early withdrawal charge, if applicable	• Loan processing fee, if applicable

• An administration charge

We may reduce or waive a fee or charge as discussed in the Fees and Charges section of this prospectus. The mortality and expense risk charge may never be entirely waived.

In addition to fees and charges described in your Certificate, the Portfolios incur expenses that are passed through to you. Portfolio expenses for the fiscal year ended December 31, 2018 are described in the prospectuses of the Portfolios.

Will Any Charges or Penalties Apply to Withdrawals or upon Surrender or Annuitization?

An early withdrawal charge may apply if you make withdrawals from your interest in the Contract, surrender your interest in the Contract or annuitize your interest in the Contract at any time in the first 5 Certificate Years. This early withdrawal charge is sometimes called a deferred sales load or a surrender charge. In addition, we will deduct the annual Certificate maintenance fee when you surrender your interest in the Contract. These charges and fees are described in the Fees and Charges section of this prospectus.

If you withdraw money from or surrender a Tax-Qualified Contract, the full amount withdrawn or surrendered is generally subject to income tax. If you withdraw money from or surrender any other Contract, only the amount representing gains is subject to income tax. If you are under age 59 1⁄2, the taxable amount is also generally subject to a 10% federal penalty tax. Tax consequences of a withdrawal or a surrender are described more fully in the Federal Tax Matters section of this prospectus. The right to withdraw or surrender may be restricted under certain tax-qualified retirement arrangements.

How Do I Contact the Company?

Any questions or inquiries should be directed to P.O. Box 5423, Cincinnati, Ohio 45201-5423. Please include your Contract number and your name. You may also call us at 1-800-789-6771 or contact us through our web site, www.gaig.com.

THE PORTFOLIOS

Overview

The Separate Account is divided into Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The prospectus of each Portfolio contains information about its investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of the prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, OH 45201-4523, call us at 1-800-789-6771, or go to our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

You are responsible for choosing Subaccounts and making allocations that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making these decisions, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you. You bear the risk that the value of your Contract may decline as a result of the performance of the Subaccounts you have chosen. Therefore, you should carefully consider any decisions regarding Purchase Payment allocations and transfers to a Subaccount. You should monitor and periodically re-evaluate your investment allocations to determine if they are still appropriate. We do not provide investment advice and we do not recommend or endorse any of the available investment options in the Contract.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Each Morningstar Portfolio and the Wilshire Portfolio listed in the table below is structured as a “fund of funds.” A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invest directly in securities. Each Morningstar Portfolio and the Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Morningstar Portfolios and the Wilshire Portfolio will likely incur higher expenses than funds that invest directly in securities.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund	Series I	Invesco Advisers, Inc.	US equity mid cap: mid-cap value

Invesco V.I. Comstock Fund	Series I	Invesco Advisers, Inc.	US equity large cap value: large value

Invesco V.I. Global Real Estate Fund	Series II	Invesco Advisers, Inc.	Real estate sector equity: global real estate

Invesco V.I. International Growth Fund	Series II	Invesco Advisers, Inc.	Global equity large cap: large growth

Invesco V.I. Mid Cap Core Equity Fund	Series II	Invesco Advisers, Inc.	US equity mid cap: mid-cap blend

Invesco V.I. Mid Cap Growth Fund	Series II	Invesco Advisers, Inc.	US equity mid cap: mid-cap growth

Invesco V.I. Small Cap Equity Fund	Series I	Invesco Advisers, Inc.	US equity small cap: small blend

ALPS Variable Investors Trust

Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Moderate allocation: 50% to 70% equity

Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Cautious allocation: 15% to 30% equity

Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Aggressive allocation: 70% to 85% equity

Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Cautious allocation: 30% to 50% equity

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund	Class I	American Century Investment Management, Inc.	US equity mid cap: mid-cap growth

VP Large Company Value Fund	Class II	American Century Investment Management, Inc.	US equity large cap value: large value

VP Mid Cap Value Fund	Class II	American Century Investment Management, Inc.	US equity mid cap: mid-cap value

Deutsche DWS Variable Series II

DWS International Growth VIP	Class A	DWS Investment Management Americas, Inc.	Global equity large cap: large growth

DWS Small Mid Cap Value VIP	Class B	DWS Investment Management Americas, Inc.	US equity mid cap: mid-cap value

Dreyfus Portfolios

Dreyfus Investment Portfolios Mid Cap Stock Portfolio	Service	Mellon Investments Corporation	US equity mid cap: mid-cap blend

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY

Dreyfus Stock Index Fund, Inc.	Service	Mellon Investments Corporation Index Manager: BNY Mellon Asset Management North America Corporation (an affiliate of Mellon Investments Corporation)	US equity large cap blend: large blend

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	Service	The Dreyfus Corporation Sub-Advisor: Newton Investment Management (North America) Limited	US equity large cap blend: large blend

Dreyfus Variable Investment Fund Government Money Market Portfolio	N/A	The Dreyfus Corporation	US money market: money market—taxable

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	Global equity large cap: world stock

Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	Aggressive allocation: 85% + equity

Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services, LLC	US equity small cap: small value

Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc.	US fixed income: intermediate government

Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel, LLC	Global equity large cap: foreign large value

Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc.	Global fixed income: world bond

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio	Service	Janus Capital Management LLC	Moderate allocation: 50% to 70% equity

Janus Henderson VIT Enterprise Portfolio	Service	Janus Capital Management LLC	US equity mid cap: mid-cap growth

Janus Henderson VIT Overseas Portfolio	Service	Janus Capital Management LLC	Global equity large cap: foreign large blend

Janus Henderson VIT Research Portfolio	Service	Janus Capital Management LLC	US equity large cap growth: large growth

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management, Inc.	US fixed income: intermediate term bond

Discovery Portfolio	Class I	Morgan Stanley Investment Management, Inc.	US equity mid cap: mid-cap growth

Neuberger Berman Advisers Management Trust

Sustainable Equity Portfolio	Class S	Neuberger Berman Investment Advisers LLC	US equity large cap blend: large blend

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA	Service	OFI Global Asset Management, Inc. Sub-Advisor: OppenheimerFunds, Inc.	US equity large cap growth: large growth

Oppenheimer Global Fund/VA	Service	OFI Global Asset Management, Inc. Sub-Advisor: OppenheimerFunds, Inc.	Global equity: world stock

Oppenheimer Main Street Fund®/VA	Service	OFI Global Asset Management, Inc. Sub-Advisor: OppenheimerFunds, Inc.	US equity large cap blend: large blend

Oppenheimer Main Street Small Cap Fund®/VA	Service	OFI Global Asset Management, Inc. Sub-Advisor: OppenheimerFunds, Inc.	US equity small cap: small blend

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio	Administrative	Pacific Investment Management Company LLC	US fixed income: high yield bond

PIMCO Real Return Portfolio	Administrative	Pacific Investment Management Company LLC	US fixed income: inflation- protected bond

PIMCO Total Return Portfolio	Administrative	Pacific Investment Management Company LLC	US fixed income: intermediate- term bond

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund	N/A	Wilshire Associates Incorporated	Moderate Allocation: world allocation

The investment category for a Portfolio that is listed in the table above was assigned by an unaffiliated provider of independent investment research and is based on portfolio statistics and compositions over the past three years.

THE FIXED ACCUMULATION ACCOUNT

The currently available fixed investment option is the Fixed Accumulation Account. Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS

Overview

The Contract is available for tax-qualified and non-tax-qualified retirement arrangements. The terms of the applicable retirement arrangement will determine whether an individual can become a Participant and hold an interest in the Contract. You should contact the Owner for additional information about this retirement arrangement.

•	If we issued the Contract in connection with a tax-qualified retirement arrangement, you must be between the ages of 18 and 85 on your Certificate effective date.

•	If we issued the Contract in connection with a non-tax-qualified retirement arrangement, you must be between the ages of 0 and 85 on your Certificate effective date.

To determine if you are eligible to acquire an interest in the Contract, we will use your age as of your last birthday.

We will allocate Purchase Payments to the available Subaccounts and the Fixed Accumulation Account according to your instructions. You can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing, and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus.

Purchase Payments

Purchase Payments will be collected by payroll deduction or otherwise. The Owner is responsible for collecting Purchase Payments and sending them to us.

We must receive the initial Purchase Payment for your interest in the Contract on or before the Certificate effective date. We must receive each other Purchase Payment related to your interest in the Contract on or before the earliest of: (1) your Annuity Commencement Date; (2) a death for which a Death Benefit is payable with respect to your interest in the Contract; or (3) the date that your interest in the Contract is surrendered.

Current Restrictions on Purchase Payment Amounts.

	Tax Qualified Contract	Any Other Contract
Minimum initial Purchase Payment	$50	$100
Minimum additional Purchase Payment	$50	$100
Maximum single Purchase Payment	$65,000 or Company approval	$65,000 or Company approval
Maximum total Purchase Payments	$1,000,000 or Company approval	$1,000,000 or Company approval

We reserve the right to increase or decrease the minimum and maximum Purchase Payment amounts, at our discretion and at any time, where permitted by law.

Processing of Purchase Payments. We will apply the initial Purchase Payment for you to your account using the following rules.

•	If your enrollment form is in Good Order, we will apply the initial Purchase Payment within 2 business days of receipt of the Purchase Payment at our administrative office.

•

If your enrollment form is not in Good Order, we will attempt to get the enrollment form in Good Order within 5 business days. If the enrollment form is not in Good Order at the end of 5 business days, we will inform you of the reason for the delay in processing the Purchase Payment and that the Purchase Payment will be returned immediately unless you specifically agree that we may keep the Purchase Payment until the enrollment form is in Good Order. Once the enrollment form is in Good Order, we will apply the Purchase Payment within 2 business days.

We will apply each additional Purchase Payment for you to your account as of the Valuation Date on which we receive the Purchase Payment and any related allocation instructions in Good Order at our administrative office. If any portion of the additional Purchase Payment is allocated to a Subaccount, we will apply it at the next Accumulation Unit Value calculated after we receive the Purchase Payment and related allocation instructions in Good Order at our administrative office.

Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.

The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation

Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values. For more information about the Net Investment Factor, see the Definitions section of this prospectus.

Allocations to Investment Options

You can allocate Purchase Payments in whole percentages to any of the available Subaccounts or the Fixed Accumulation Account. Allocation instructions must be made by Written Request.

Current Restrictions on Allocations. The minimum amount that you can allocate to any Subaccount is $10. The minimum amount that you can allocate to the Fixed Accumulation Account is $10.

If you have a right to cancel your Certificate under applicable state law, we reserve the right to require that Purchase Payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period. If you exercise your right to cancel your Certificate and we have allocated your Purchase Payment(s) to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period, we will refund the greater of the Purchase Payment(s) or your Account Value, without deduction of an early withdrawal charge.

We may, in our sole discretion, restrict or prohibit allocations to Subaccounts or the Fixed Accumulation Account from time to time on a nondiscriminatory basis. If, at any time after your Account Value first reaches $2,000, the amount allocated by you to an investment option is less than $500, we reserve the right to transfer the amount to your other investment options. Such a transfer will be in the same proportion as each of the other option’s value is to your total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.

FEES AND CHARGES

We assess two types of fees and charges.

Fees and Charges Assessed against Your Interest in the Contract

We assess fees and charges directly to your interest in the Contract. These fees and charges are the annual Certificate maintenance fee, transfer fees, early withdrawal charges, and premium taxes, as applicable. They are reflected in your Account Value.

Certificate Maintenance Fee	The Certificate Maintenance Fee offsets expenses that we incur in issuing the Certificates and the Contracts and in maintaining the Certificates, the Contracts and the Separate Account.

Amount of Fee	$40.00 per year.

When and How Deducted

•  Before the Commencement Date, we deduct this fee as of the Valuation Period after each Certificate Anniversary that the Certificate is in effect. We deduct it pro rata from each investment option in which the Contract has an interest at that time.

•  After the Commencement Date, we deduct a portion of the annual fee from each payment. We deduct a pro rata portion of the annual fee from each payment.

•  We also deduct the full annual fee at the time of a surrender.

Waivers

•  Before the Commencement Date if your Account Value is at least $50,000 on the date the fee is due.

•  After the Commencement Date if the amount applied to a variable dollar benefit is at least $50,000.

•  After the Commencement Date where required to satisfy state law.

•  In our discretion where we incur reduced sales and servicing expenses.

Transfer Fee	The Transfer Fee offsets costs that we incur in administering the Certificates and the Contracts.

Amount of Fee

$25 for each transfer in excess of 12 in any Certificate Year.

We reserve the right to change the amount of this fee at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that we would impose on a transfer is $30.

When and How Deducted	Before the Commencement Date, we deduct this fee from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Early Withdrawal Charge	The Early Withdrawal Charge offsets costs that we incur in the sale of the Contracts and interests in the Contracts, including commissions paid to broker dealers and securities representatives and sales literature costs.

Amount of Charge	Up to 5% of the amount withdrawn, surrendered or annuitized.

	Certificate Year	Early Withdrawal Charge
	Year 1	5.00%
	Year 2	4.00%
	Year 3	3.00%
	Year 4	2.00%
	Year 5	1.00%
	Year 6 and after	None

When and How Deducted	Early withdrawal charges apply to withdrawals, surrender or annuitization of your interest in the Contract in Certificate Years 1 through 5.

Waivers See the Waiver of Early Withdrawal Charges section of this prospectus for more information.

•  If you have severed your employment.

•  If the Contract has been in force for 5 years or more.

•  If Annuity Benefit payments are to be made for life or over a fixed period of at least 10 years.

•  Under other special circumstances described in the Waiver of Early Withdrawal Charges section of this prospectus.

•  In our discretion where we incur reduced sales and servicing expenses or where required to satisfy federal or state law.

Example of Calculation of Early Withdrawal Charge. You surrender your interest in the Contract in Certificate Year 3 when your Account Value is $50,000. No early withdrawal charge waiver applies. We take an early withdrawal charge of $1,500 ($50,000 x 0.03) and you receive $48,500.

Deduction for Early Withdrawal Charge When You Take a Withdrawal. Unless you instruct us otherwise, any early withdrawal charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 5%, you request $100, and no waiver applies, you receive $100, the charge is $5.26, and the total withdrawal from your account is $105.26.

Premium Taxes. Currently some state governments impose premium taxes on annuities. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. We will deduct any applicable premium taxes from the Purchase Payments or your Account Value at the time that the tax is imposed.

Loan Origination Fee and Interest. If loans are available under your Certificate and you borrow money under the loan provisions, we will charge a loan origination fee of $50 for each loan. The loan origination fee offsets expenses that we incur in setting up and administering the loan. We will deduct the loan origination fee from the amount that you borrow. We reserve the right to change the amount of this fee at any time. The maximum loan origination fee that we would charge is $50 for each loan.

We will also charge interest on these loans. In addition, you must hold the amount necessary to secure all loans under your Certificate (“collateral amount”) in the Fixed Accumulation Account. The collateral amount held in the Fixed Accumulation Account will earn a fixed rate of interest. The difference between the amount of interest we charge on a loan and the amount of interest we credit to the collateral amount is called the “loan interest spread.” The current “loan interest spread” is 3%. The maximum “loan interest spread” is 7%.

For more information about loans, see the Loans to Participants section of this prospectus.

Fees and Charges Assessed against the Separate Account

We also assess charges against the Separate Account. These charges are the administration charge and the applicable mortality and expense risk charge. They are reflected in the Accumulation Unit Values.

Administration Charge	The Administration Charge offsets expenses that we incur in administering the Certificates, the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily net asset value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers or Reductions	In our discretion where we incur reduced sales and servicing expenses.

Mortality and Expense Risk Charge

The Mortality and Expense Risk Charge compensates us for assuming mortality and expense risks under the Contract.

•  We assume mortality risks because we are obligated under the Certificates and the Contracts to make Annuity Benefit payments and Death Benefit payments.

•  We assume expense risks because our actual expenses in administering the Certificates, the Contracts and the Separate Account could exceed the amount recovered through the Certificate maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.002339% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 0.85%.

When and How Deducted	Before the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers or Reductions	In our discretion where we incur reduced sales and servicing expenses.

Definition of Net Asset Value. We use the term “net asset value” in the administration charge and mortality and expense risk charge tables above. This term means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.

Daily Charges in Leap Years. Because the administration charge and the mortality and expense risk charge are assessed on a daily basis, the effective annual rate of these charges may be slightly higher in leap years.

Expenses of the Portfolios. In addition to fees and charges by the Company, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information for the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.

Maximum Fees and Charges

Except as described above, we will never charge more to your interest in the Contract than the fees and charges described in the tables above, even if our actual expenses exceed the total fees and charges we collect.

•

If the distribution expenses we incur in selling the Contracts are greater than the early withdrawal charges we collect, we will use our general account assets to pay these distribution expenses. Our general account assets may include amounts derived from mortality and expense risk charges.

•	If our total expenses related to the Contracts are greater than the total fees and charges we collect from the Contracts, we will use our general account assets to pay our expenses.

•	If the fees and charges we collect from the Contracts are greater than our total expenses related to the Contracts, the excess will be profit to us and will not be returned to you.

Waiver of Early Withdrawal Charges

Waivers after Severance of Employment. We will waive the early withdrawal charges that would otherwise apply if, at the time that you withdraw money from your interest in the Contract or surrender or annuitize your interest in the Contract, you have severed your employment.

Waivers Related to Duration of Contract. We will also waive the early withdrawal charges that would otherwise apply if, at the time that you withdraw money from your interest in the Contract or surrender or annuitize your interest in the Contract, the Contract has been in force for 5 years or more.

Waivers for Certain Annuitizations. We will waive the early withdrawal charges that would otherwise apply if you annuitize your interest in the Contract for life or for a fixed period of at least 10 years.

Extended Care Waiver. (Rider form R6021108NW—Waiver of Early Withdrawal Charges for Extended Care Rider). Upon your Written Request, we will waive the early withdrawal charge that would otherwise apply if:

•	your Certificate is modified by the Extended Care Waiver Rider;

•	you are confined in a long-term care facility or hospital;

•	the confinement is prescribed by a physician and is medically necessary;

•	the first day of the confinement is at least one year after the Certificate effective date; and

•	the confinement has continued for a period of at least 90 consecutive days.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or surrender. There is no charge for this rider, but it may not be available in all states. Please see the rider for details.

Terminal Illness Waiver. (Rider form R6020208NW—Waiver of Early Withdrawal Charges Upon Terminal Illness Rider). Upon your Written Request, we will waive the early withdrawal charge that would otherwise apply if:

•	your Certificate is modified by the Waiver of Early Withdrawal Charges upon Terminal Illness Rider;

•	you are diagnosed with a terminal illness by a physician;

•	as a result of the terminal illness, you have a life expectancy of less than 12 months from the date of diagnosis; and

•	the diagnosis is rendered by a physician more than one year after the Contract effective date.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or surrender. There is no charge for this rider, but it may not be available in all states. Please see the rider for details.

Disability Waiver. If the Social Security Administration determines, after the Certificate effective date and before the applicable withdrawal or surrender, that you are “disabled” as that term is defined in the Social Security Act of 1935, as amended, we will waive the early withdrawal charges that would otherwise apply.

Additional Information about Waivers

Discretionary Reductions or Waivers of Fees or Charges. We may reduce or waive the standard fees and charges that we assess under the Contract due to reduced sales and servicing expenses and/or negotiations between the Owner and us. To determine if we will reduce or waive a fee or charge, in part or in full, we will look at the relevant factors including, but not limited to, the group size, expense efficiency, Purchase Payment flow, and any prior or existing relationship with us. In no event will we waive a charge where the waiver would be unfairly discriminatory to any person.

State Limitations. In some states, our ability to waive fees or charges may be limited by applicable laws, regulations or administrative positions.

TRANSFERS

Before the Commencement Date, you may transfer amounts among Subaccounts and/or between Subaccounts and the Fixed Accumulation Account.

A transfer is effective on the Valuation Date during which we receive the Written Request for transfer in Good Order at our administrative office. We will process transfers to or from a Subaccount at the next Accumulation Unit Value calculated after we receive the transfer request in Good Order at our administrative office.

We may, in our sole discretion, restrict or prohibit any type of transfer or the availability of any Subaccount or the Fixed Accumulation Account on a nondiscriminatory basis. We may modify our transfer procedures at any time and at our sole discretion. If, at any time after your Account Value first reaches $2,000, the amount allocated by you to a Subaccount is less than $500, we reserve the right to transfer the amount to the other Subaccounts and the Fixed Accumulation Account. If, at any time after your Account Value first reaches $2,000, the amount allocated by you to the Fixed Accumulation Account is less than $500, we reserve the right to transfer the amount to the Subaccounts. If we exercise this right, the transfer will be in the same proportion as each of your other investment option’s value is to your total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.

Current Restrictions on Transfers from the Subaccounts. Each transfer from a Subaccount must be at least $500 or the balance of your interest in the Subaccount, if less than $500.

Current Restrictions on Transfers to and from the Fixed Accumulation Account.

Minimum Transfer Amount. Each transfer from the Fixed Accumulation Account must be at least $500 or the balance of your interest in the Fixed Accumulation Account, if less.

Maximum Transfer Amount. Transfers from the Fixed Accumulation Account during a Certificate Year may not exceed the greater of 20% of your fixed account value as of the most recent Certificate Anniversary or $1,000. Due to this restriction, it may take a number of years to transfer your interest in the Fixed Accumulation Account to Subaccounts.

Timing Restrictions.

•	You may not transfer amounts from your interest in the Fixed Accumulation Account during the first Certificate Year.

•	You may transfer amounts from your interest in the Fixed Accumulation Account only during the 30-day period following a Certificate Anniversary.

•

Amounts transferred from your interest in the Fixed Accumulation Account to Subaccounts may not be transferred back to the Fixed Accumulation Account for a period of 12 months from the date of the original transfer.

These restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfers made in connection with the dollar cost averaging, portfolio rebalancing or interest sweep programs.

How to Request a Transfer. Currently, you may make a transfer request by any of the following methods:

•	by Written Request;

•	by telephone at 1-800-789-6771;

•	by facsimile at 513-768-5115; or

•	over the Internet through our web site at www.gaig.com.

All transfer requests must comply with the terms of the Contract and your Certificate. We accept transfer instructions once each Valuation Period. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period.

You may place transfer requests by telephone, by facsimile or over the Internet between 9:30 a.m. and 4:00 p.m. Access to these alternate methods of placing transfer requests, particularly through our web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. We may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.

Automatic Transfer Programs

Before the Commencement Date, we offer the automatic transfer services described below. These programs may not be available under all retirement arrangements. For additional information about the availability of the programs, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from us by calling 1-800-789-6771. There are risks involved in switching among the investment options available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Certificate without a transfer fee charge. We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes

Dollar Cost Averaging

Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.

Automatic transfers from the money market Subaccount to any other Subaccount(s), or automatic transfers from the Fixed Accumulation Account to any Subaccount(s).

You may select monthly or quarterly transfers under this program.

Source of funds must be at least $10,000.

Minimum for each transfer is $500.

When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.

Dollar cost averaging transfers may not be made to the Fixed Accumulation Account. Dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatic transfers among the Subaccounts and the Fixed Accumulation Account to maintain the percentage allocations that you have selected.	Minimum Account Value of $10,000.

Transfers will take place on the last Valuation Date of each calendar quarter.

Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account is being utilized.

Interest Sweep	Automatic transfers of the income from the Fixed Accumulation Account to any Subaccount(s).

Balance of the Participant’s interest in the Fixed Accumulation Account must be at least $5,000.

Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.

Interest sweep transfers will take place on the last Valuation Date of each calendar quarter.

Changes in or Termination of Automatic Transfer Programs. You may change any automatic transfer instructions that are in place or may terminate your participation in any of the automatic transfer programs at any time. To change your instructions or to terminate your participation, send us a Written Request by U.S. or overnight mail or by facsimile at 513-768-5115 or call us at 1-800-789-6771. You must give us at least 30 days’ notice to change any automatic transfer instructions that are already in place or to terminate your participation in an automatic transfer program.

We may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to you, as permitted by applicable law.

We may also impose an annual fee for participation in an automatic transfer program or increase the current annual fee, as applicable, in such amount(s) as we may then determine to be reasonable. The maximum amount of the annual fee that we would impose for participating in each automatic transfer program is $30.

Transfer Restrictions Related to Active Trading Strategies

Neither the Contract described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). Persons who intend to use an active trading strategy should consult a financial advisor and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. For example, under our policies, if a Participant engages in more than 12 transfer events in one Certificate Year, we will require him or her to submit transfer requests via regular first-class U.S. mail for the remainder of that Certificate Year. Transfer restrictions may vary by state. Appendix B to this prospectus contains more information about these processes and restrictions.

WITHDRAWALS AND SURRENDERS

Withdrawals

You may take withdrawals from your interest in the Contract at any time before the earliest of: (1) your Annuity Commencement Date; (2) a death for which a Death Benefit with respect to your interest in the Contract is payable; or (3) the date that your interest in the Contract is surrendered. The right to withdraw may be restricted under certain tax-qualified retirement arrangements.

Withdrawals must be made by Written Request.

The amount available for withdrawal will be your Surrender Value as of the end of the Valuation Period in which we receive your withdrawal request. This amount may be limited by tax law or employer plan restrictions on withdrawals. No withdrawal can be made that would reduce your Surrender Value to less than $500. The amount of each withdrawal must be at least $500. The $500 minimum does not apply to withdrawals made under a systematic withdrawal program.

A withdrawal will result in the cancellation of Accumulation Units from each of the applicable Subaccounts and/or a reduction in the value of your interest in the Fixed Accumulation Account. Unless the Written Request states otherwise, the reduction in each Subaccount and the Fixed Accumulation Account will be in the same proportion as the reduction in your total Account Value. If you wish to specify the investment options from which the withdrawal is to be taken and the amount to be taken from each specified investment option, you must include this information in the Written Request.

A withdrawal is effective on the Valuation Date during which we receive the Written Request for withdrawal in Good Order at our administrative office. A withdrawal that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order at our administrative office.

If an early withdrawal charge applies to your withdrawal, you will receive the amount that you requested and your Account Value will be reduced by the amount you receive plus the early withdrawal charge.

Tax consequences of a withdrawal are described in the Federal Tax Matters section of this prospectus.

Systematic Withdrawal

Before your Annuity Commencement Date, you may elect to automatically withdraw money from your interest in the Contract. Your Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that must be withdrawn is $100.

You may begin or discontinue systematic withdrawals at any time by Written Request. You must give us at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We reserve the right to discontinue offering systematic withdrawals at any time.

Currently, we do not charge a fee to participate in a systematic withdrawal program. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization but will result in different taxation of payments and potentially a different amount of total payments over the life of your Certificate than if annuitization were elected. Unless a waiver applies, the early withdrawal charge applies to a withdrawal made under a systematic withdrawal program during the early withdrawal charge period.

Systematic withdrawals may not be available under all retirement arrangements. For more information about a systematic withdrawal program, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Surrenders

You may surrender your interest in the Contract in full at any time before the earlier of: (1) your Annuity Commencement Date; or (2) a death for which a Death Benefit with respect to your interest in the Contract is payable. A full surrender will terminate your interest in the Contract including any applicable riders. The right to surrender may be restricted under certain tax-qualified retirement arrangements.

A surrender must be made by Written Request. The amount available for surrender will be your Surrender Value at the end of the Valuation Period in which the Written Request for surrender is received by us.

A surrender is effective on the Valuation Date during which we receive the Written Request for surrender in Good Order at our administrative office. A surrender that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order at our administrative office.

Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus.

Deferral of Payment

We have the right to suspend or delay the date of payment of a withdrawal or surrender from the Subaccounts at certain times. We may do this for any period: (1) when the New York Stock Exchange is closed or when trading on the New York Stock Exchange is restricted; (2) when the SEC determines that an emergency exists as a result of which the disposal of securities in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine fairly the value of the net assets in the Separate Account; or (3) when the SEC permits a suspension or delay in payment for the protection of security holders.

As permitted under certain state laws, we also reserve the right to delay the processing and payment of a withdrawal or surrender from the Fixed Accumulation Account. We may delay processing and payment for up to 6 months after we receive your Written Request for a withdrawal or surrender from your interest in the Fixed Accumulation Account. If we delay processing and payment, we will comply with applicable state law.

LOANS TO PARTICIPANTS

We may make loans to Participants who have interests in Contracts issued in connection with certain tax-qualified retirement arrangements. If loans are available under your Certificate, loan provisions are described in the loan endorsement to your Certificate. For more information about loans, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Loan Costs. We will charge a loan origination fee of $50 on each loan. We will also charge interest on these loans.

These loans will be secured with an interest in your interest in the Contract. If loans are available under your Certificate and you borrow money under the loan provisions, you must hold the amount necessary to secure all loans under your Certificate (“collateral amount”) in the Fixed Accumulation Account. Generally, we require the collateral amount to be 110% of the outstanding loan balance.

To meet this requirement, it may be necessary for you to transfer funds to the Fixed Accumulation Account from the Subaccounts to which you have allocated your Account Value. If you do not make the necessary transfer, we will transfer the applicable collateral amount on a pro rata basis from such Subaccounts to the Fixed Accumulation Account. The collateral amount held in the Fixed Accumulation Account will earn a fixed rate of interest. The minimum rate of interest that we will credit to the collateral amount will be equal to or greater than the minimum required under the law of the state when and where the Contract was issued.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•	Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount may be as low as 1%, the maximum “loan interest spread” is 7%.

•	Because we are currently charging 6% interest on loans and crediting 3% interest on collateral, the current “loan interest spread” is 3%.

•

A plan administrator or an employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum “loan interest spread” will be higher than 7% and the current “loan interest spread” will be higher than 3%.

Impact of Loans. If loans are available under your Certificate and you borrow money under the loan provisions, you will not be able to surrender or annuitize your interest in the Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your interest in the Contract. If you default in repaying a loan under your Certificate, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money for your account while a loan is outstanding under your Certificate, we will treat the money as a Purchase Payment unless we are notified that the money is a loan payment. We do not treat loan payments as Purchase Payments for purposes of the early withdrawal charge.

The restrictions on transfers to and from the Fixed Accumulation Account, which are set out in the Transfers section of this prospectus, do not apply to transfers of collateral amounts.

Loan amounts, repayment requirements and default procedures are subject to provisions of the Internal Revenue Code. A default on a loan will result in a taxable event. You should consult a tax advisor before exercising loan privileges.

An outstanding loan balance affects your Account Value, your Surrender Value, the amount of the Annuity Benefit, and the amount of the Death Benefit. In addition, a loan, whether or not repaid, will have a permanent effect on your Account Value because the collateral amount cannot be allocated to the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable depending on market performance during the loan period.

ANNUITY BENEFIT

When your interest in the Contract is annuitized, we promise to pay you a stream of Annuity Benefit payments for the duration of the settlement option selected. Upon annuitization, your Account Value is no longer available to you.

Annuity Commencement Date. Your Annuity Commencement Date as of the Certificate effective date is set out on the Certificate specification page. You may change your Annuity Commencement Date by Written Request. We must receive the Written Request at least 30 days before the date that the Annuity Benefit payments are scheduled to begin.

You may not change your Annuity Commencement Date to a date earlier than the first Certificate Anniversary. You may not change your Annuity Commencement Date to a date later than the Certificate Anniversary following your 95th birthday, unless we agree.

Annuity Benefit Amount. If Annuity Benefit payments are to be made for life or over a fixed period of at least 10 years, then your Account Value as of your Annuity Commencement Date will be used to provide these payments. Otherwise, your Surrender Value as of your Annuity Commencement Date will be used to provide Annuity Benefit payments.

The amount used to provide Annuity Benefit payments will be reduced by any fees and charges under the Contract, and applicable premium tax or other taxes not previously deducted.

Form of Annuity Benefit Payments. You may elect to have Annuity Benefit payments made pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

You may elect a settlement option or change your election by Written Request. The election or any change in your election must be made before your Annuity Commencement Date. We must receive your Written Request at least 30 days before your Annuity Commencement Date.

If you have not made an election as to the form of settlement option, we will attempt to contact you to ascertain the form of settlement option to be used. If you do not select a settlement option, Annuity Benefit payments will be made annually under the terms of Settlement Option B with a fixed period of 10 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Annuity Benefit payments are made for life and are guaranteed to be paid for at least 10 years.

Person Who Receives Annuity Benefit Payments. Annuity Benefit payments generally will be made to you as payee. Annuity Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

DEATH BENEFIT

Definitions

Death Benefit Commencement Date. The first day of the first payment interval for a Death Benefit that is paid as periodic payments or the date of payment for a Death Benefit that is paid as a lump sum.

Death Benefit Valuation Date. The earlier of: (1) the date that we have received at our administrative office both Due Proof of Death and a Written Request with instructions as to the form of the Death Benefit; or (2) the Death Benefit Commencement Date.

Due Proof of Death. A certified copy of a death certificate or a certified copy of a decree made by a court of competent jurisdiction as to the finding of death. We will also accept other proof that is satisfactory to us.

Death Benefit

A Death Benefit is payable with respect to your interest in the Contract if you die before your Annuity Commencement Date and before your interest in the Contract is surrendered.

No Death Benefit will be paid until we receive Due Proof of Death. Only one Death Benefit will be paid with respect to your interest in the Contract. If a Death Benefit becomes payable, it will be in lieu of all other benefits with respect to your interest in the Contract and all other rights with respect to your interest in the Contract will be terminated. If your surviving spouse (or your civil union partner/domestic partner in applicable states) becomes a successor owner of your interest in the Contract, no Death Benefit will be paid on your death.

Death Benefit Amount. The amount of the Death Benefit will be based on the greater of:

•	your Account Value on the Death Benefit Valuation Date; or

•	the total of all Purchase Payments received by us for your interest in the Contract, reduced proportionally for any withdrawals, including withdrawals to pay charges.

Any reduction that we make to reflect withdrawals will be made in the same percentage as the percentage reduction in your Account Value on the date of withdrawal. As a result, this reduction may be greater than the amount of the withdrawal. An example of how a withdrawal impacts the Death Benefit is provided in Appendix C. The Death Benefit amount will be reduced by any fees and charges due under the Contract, by any applicable premium tax or other taxes not previously deducted, and by the outstanding balance of any loans. We will accrue interest on the Death Benefit payable with respect to your interest in the Contract as required by law. Any interest will be added to the Death Benefit when paid.

Allocations and Transfers of Death Benefit Amount. On the Death Benefit Valuation Date, we will allocate the Death Benefit amount among the Subaccounts and the Fixed Accumulation Account. This allocation will be made in the same proportion as the value of each option bears to your total Account Value as of the end of the Valuation Period immediately before that date. After this allocation, the amount of the Death Benefit to be paid will be based on your Account Value.

Between the Death Benefit Valuation Date and the Death Benefit Commencement Date, the Beneficiary may transfer funds among the Subaccounts and the Fixed Accumulation Account. These transfers are subject to the limitations described in the Transfers section and Appendix B of this prospectus.

Death Benefit Commencement Date. The Beneficiary designates the Death Benefit Commencement Date when filing a claim by Written Request. If no claim is completed within one year of the death, then the Death Benefit Commencement Date will be one year after the date of death.

Form of Death Benefit Payments. You may elect to have Death Benefit payments made in one lump sum or pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional charge associated with this election.

The election must be made before your death. You may change the election at any time before your death. The election or any change in the election must be made by Written Request.

If you do not make any election, the Beneficiary may make that election after your death and before the Death Benefit Commencement Date. A Beneficiary may change the Beneficiary’s own election by Written Request. We must receive the Written Request at least 30 days before the Death Benefit Commencement Date.

If neither you nor the Beneficiary has made an election, Death Benefit payments will be made annually under the terms of Settlement Option A with a fixed period of 4 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Death Benefit payments end after 4 years.

Any election of a settlement option is subject to restrictions stated in any tax qualification endorsement to the Contract.

Application of a Death Benefit to a Settlement Option. When a Death Benefit is applied to a settlement option, we promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on your Account Value on the Death Benefit Commencement Date.

The Beneficiary generally will be the person on whose life any Death Benefit payments under a settlement option will be based. If the Beneficiary is a non-natural person, the Beneficiary may elect to have payments under a life option based on the life of a person to whom the Beneficiary is obligated. This election must be made by Written Request before the Death Benefit Commencement Date. Otherwise, a Beneficiary that is a non-natural person may only elect to have settlement option payments made under a fixed period payment option.

SETTLEMENT OPTIONS

We will make periodic payments under the standard forms of settlement options described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

We will make periodic payments in any other form of settlement option that is acceptable to us at the time of any election. Fixed periods shorter than 5 years are generally not available under any settlement option. A fixed period of less than 5 years is available only as a Death Benefit settlement option. All elected settlement options must comply with pertinent laws and regulations.

Once payment begins under a settlement option, the settlement option may not be changed. Commuted values are not available unless we agree otherwise.

Option	Description
Option A Income for a Fixed Period	We will make periodic payments for a fixed period of time that you select (5 to 30 years).

Option B Life Annuity with Payments for a Fixed Period	We will make periodic payments for as long as you live (or as long as the person on whose life benefit payments are based lives). If you die (or the person on whose life benefit payments are based dies) during the fixed period of time that you select, we will make periodic payments for the rest of the period.

Option C Joint and One-Half Survivor Annuity	We will make periodic payments until the death of the primary person on whose life benefit payments are based. If the secondary person on whose life benefit payments are based survives the primary person, we will make one-half of the periodic payment until the death of the secondary person.

We will use the Annuity 2000 Mortality Table for blended lives (60% female/40% male) with interest at 1% per year, compounded annually, to compute all guaranteed settlement option factors, values, and benefits under the Contract.

Payments under Settlement Options. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. The first payment will be paid as of the last day of the initial payment interval. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. In our discretion, we may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

If payment under a settlement option depends on whether a specified person is still alive (Option B and Option C), we may at any time require proof that the person is still living. We will require proof of the age of any person on whose life payments are based. For purposes of calculating payments based on the age of a person, we will use the person’s age as of his or her last birthday.

If more than one person is the payee under a settlement option, we will make payments to the payees jointly. No more than 2 persons may be initial payees under Option C.

We may modify minimum amounts, payment intervals, and other terms and conditions at any time without prior notice to you. If we change the minimum amounts, we may change any current or future payment amounts and/or payment intervals to conform with the change.

Form of Benefit Payments under Settlement Options. Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.

Fixed dollar payments are determined as follows. We start with the amount to be applied to fixed dollar payments. The resulting amount, expressed in thousands of dollars, is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the settlement option table for the option that is elected. Fixed dollar payments will remain level for the duration of the payment period.

The variable dollar base payment is determined in the same manner as a fixed dollar payment calculated at our minimum guaranteed settlement option factors.

The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes interest at 1%, the payment will be less than the base payment if net investment performance of the applicable Subaccount(s) is less than 1%. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than 1%.

Each fixed or variable dollar payment is reduced by a pro rata portion of the Contract Maintenance Fee divided by the number of payments to be made over a 12-month period.

No transfers between fixed dollar payments and variable dollar payments will be allowed after the Commencement Date. Twelve months or more after the Commencement Date, the payee may transfer all or part of the Benefit Units upon which variable dollar payments are based from the Subaccount(s) then held to Benefit Units in other Subaccount(s) that are then available. Such transfers of Benefit Units may not occur more than once in any 12-month period and are subject to the limitations on transfers described in the Transfers section and Appendix B of this prospectus.

Considerations in Selecting a Settlement Option and Payment Forms. Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annually or annually), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•

For life contingent settlement options (Option B and Option C), the longer your life expectancy or the Beneficiary’s life expectancy, the lower the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•

The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The assumed daily investment factor, which is based on a net investment rate of 1% per year, compounded annually, also affects the amount by which variable dollar payments increase or decrease.

The Statement of Additional Information contains more information about the Annuity Benefit, the Death Benefit, benefit payment forms, benefit payment calculations, and the assumed daily investment factor.

ADDITIONAL CONTRACT AND CERTIFICATE PROVISIONS

The Contract is an agreement between the Owner of the Contract and the Company. Values, benefits and charges are calculated separately for your Certificate.

Because we are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contract and Certificates. Where required by state law or regulation, the applicable Contract and corresponding Certificates will be modified accordingly. To obtain an explanation of the modifications that we have made to Contracts delivered in the state where you live, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

We may make any changes to the Contracts and the Certificates required by the Investment Company Act of 1940 or other federal securities laws or by federal or state law regulating variable annuities. In addition, we may make any changes necessary to maintain the status of the Contracts as annuities under the Internal Revenue Code. To the extent required by applicable law, we will obtain approval from federal and state regulators, Contracts owners and Participants and we will notify you of such changes.

At our discretion, we may suspend or discontinue sales of the Contracts.

Cancellation and Termination

Your Right to Cancel. In some states, the Owner may have the right to cancel the Contract within a certain number of days after the Owner receives the Certificate. Likewise, a Participant may have the right to cancel his or her Certificate within a certain number of days after he or she receives his or her Certificate. Generally, the Participant will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation of his or her Certificate.

•	Federal law or the law of the state where the Contract is issued or the Participant lives may vary the cancellation rights.

•	When required by state or federal law, we will refund Purchase Payments without any investment gain or loss.

•	When required by state or federal law, we will refund Purchase Payments in full, without deducting any fees or charges.

If the Owner or the Participant has any cancellation rights, the cover page of the Contract or the Certificate explains the cancellation rights.

During the right to cancel period, we reserve the right to allocate all Purchase Payments made for you temporarily to the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will reallocate your Account Value as of the end of the right to cancel period. When we make this reallocation, we will follow the allocation instructions that you provided with the initial Purchase Payment made for you. If you exercise your right to cancel your interest in the Contract and we have allocated Purchase Payments made for you to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period, we will refund the greater of the Purchase Payments made for you or your Account Value without deduction of an early withdrawal charge.

Our Right to Terminate Your Interest. We reserve the right to terminate your interest in the Contract at any time that your Surrender Value is less than $500. If we terminate your interest in the Contract, we will pay your Surrender Value to you. We will not terminate your interest in the Contract if a distribution to you is prohibited by the tax qualification endorsement to the Contract or the employer plan endorsement to the Contract.

Termination of the Contract. We may terminate the Contract by giving the Owner 60 days advance notice. Likewise, the Owner may terminate the Contract by giving us 60 days advance notice. If the Contract is terminated,

•	you may continue your interest in the Contract, but we will not accept any more Purchase Payments for you;

•	the termination will not affect any benefit payments that we are making to you; and

•	the termination will not affect our right to collect any fees or charges under the Contract, the outstanding balance of any loans, or applicable premium tax or other taxes not previously deducted.

Ownership and Participant Provisions

Owner. The Owner of the Contract is your employer or the trustee of your employer’s retirement plan. The Contract Owner is shown on the Certification specifications page. The Contract is held by the Owner for the benefit of the Participants and the Beneficiaries.

The Owner is responsible for collecting Purchase Payments by payroll deduction or otherwise, for remitting them to us in the proper amount, and for providing us with all information needed to apply these amounts properly to the interests of the Participants.

Participant. Each person for whom Purchase Payments are made under the Contract will have an interest in the Contract as a Participant. We will establish an account for each Participant.

As the Participant, you have certain rights under with respect to your interest in the Contract, such as making allocations among investment options, electing a settlement option, and designating the Beneficiary and payee. If you live in a community property state and have a spouse at any time while you own an interest in the Contract, the laws of that state may vary your rights with respect to your interest in the Contract.

Successor Owner to Your Interest in the Contract. In some cases, your spouse (or your civil union partner/domestic partner in applicable states) may succeed to the ownership of your interest in the Contract after your death. Specifically, if a Death Benefit is payable on account of your death and your spouse (or your civil union partner/domestic partner) is the sole Beneficiary to your interest in the Contract, he or she will become the successor owner of your interest in the Contract if: (1) you make that Written Request before your death; or (2) after your death, your spouse (or your civil union partner/domestic partner) makes that Written Request within one year of your death and before the Death Benefit Commencement Date. A successor owner will succeed to all rights of ownership with respect to your interest in the Contract except the right to name another successor owner.

As required by federal tax law, the Contract and the Certificate contain rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with these rules.

Step Up in Account Value for Successor Owner. If your spouse (or your civil union partner/domestic partner in applicable states) becomes the successor owner of your interest in the Contract, your Account Value may be increased. There is no additional charge associated with this feature.

•

Your Account Value will be increased to equal the amount of the Death Benefit that would have been payable if your spouse (or your civil union partner/domestic partner) had not become the successor owner.

•	If the Death Benefit that would have been payable is equal to your Account Value on the applicable date, your Account Value will not be increased.

If your Account Value is increased under this provision, we will add the amount in the same proportion as the value of each Subaccount and the Fixed Accumulation Account is to your total Account Value as of the end of the Valuation Period that precedes the Death Benefit Valuation Date. Any increase under this provision will occur as of the date that would have been the Death Benefit Valuation Date. The date that would have been the Death Benefit Valuation Date will be the later of: (1) the date we receive Due Proof of Death; or (2) the date we receive the successor owner election. This date will never be later than one year after the date of your death.

Civil Union Partners, and Domestic Partners. Federal tax law does not recognize a civil union or domestic partnership as a marriage. Although a civil union partner/domestic partner may become a successor owner in applicable states, the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

Transfer of Ownership or Assignment. Neither you nor the Owner may transfer, sell, assign, or in any way alienate an interest in the Contract.

Beneficiary Provisions

The Beneficiary is the person entitled to receive any Death Benefit that is to be paid with respect to your interest in the Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C). The Beneficiary is the person or persons whom you designate.

If there is no Beneficiary designated by you who survives you, then your estate will be the Beneficiary. If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you.

Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.

Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

How to Designate a Beneficiary or Change a Designation. You may make or change a designation of Beneficiary at any time so long as you are still living and have not specified that a prior designation is irrevocable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable. Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a settlement option election.

Payee Provisions

A payee is a person to whom benefits are paid with respect to your interest in the Contract. You are the payee of the Annuity Benefit. The Beneficiary is the payee of the Death Benefit.

Designation of Other Payees. A designation or change of payee must be made by Written Request. Irrevocable naming of a payee other than the Participant can have adverse tax consequences.

In any event, you will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee at any time will change this.

ABANDONED PROPERTY AND ESCHEATMENT

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the first day of the period during which annuity benefit payments are to be paid; or (2) from the date of death for which a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a death benefit, annuity benefit payments, or other Contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed death benefit, depending on the circumstances, the proceeds are paid (1) to the state where the Beneficiary last resided, as shown on our books and records; (2) to the state where the Owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

To prevent escheatment of the death benefit, annuity benefit payments or other proceeds from your annuity, it is important:

•	to update your contact information, such as your address, phone number and email address, if and as it changes; and

•	to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity contracts. The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202. The Company is an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The obligations under the Contracts are obligations of the Company. The fixed benefits under the Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under the Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners and participants must rely upon the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed maturity securities, equity securities and derivatives. Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility and prepayment risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC.

The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the performance of the Separate Account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.

Separate Account Changes. If we deem it to be in the best interest of persons having voting rights under the Contracts, we may operate the Separate Account as a management company or any other form permitted by law; de-register the Separate Account in the event such registration is no longer required; or combine the Separate Account with one or more separate accounts. If we take any of these actions, we will make such changes in the Contracts and Certificates as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators, Contract owners and Participants and we will notify you of such changes.

New Subaccounts. We may establish new Subaccounts when we determine in our sole discretion that marketing, tax, investment or other conditions warrant this action. Any new Subaccounts will be made available to existing owners on a nondiscriminatory basis to be determined by us.

Changes to Subaccounts. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. If a Subaccount or the corresponding Portfolio is no longer available, we will stop accepting allocations to the Subaccount. We may substitute the shares of a different portfolio for shares of the underlying Portfolio held by the corresponding Subaccount. We may also substitute a different class of portfolio shares for the class of Portfolio shares held by a Subaccount.

We may make these substitutions or other changes to the Subaccounts or underlying Portfolios due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. If we take any of these actions, we will make such changes in the Contracts or Certificates as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators, Contract owners and Participants and we will notify you of such changes.

We review the Portfolios periodically and we may limit the availability of any Portfolio to new Purchase Payments and/or transfers if we determine that the Portfolio no longer satisfies our selection criteria, the corresponding Subaccount has not attracted significant allocations from Contract owners, or it is in the best interest of persons having voting rights under the Contracts. We will notify you of such limitations. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners of such limitations.

FIXED ACCUMULATION ACCOUNT

Interests in the Fixed Accumulation Account are not securities and are not registered with the SEC. We guarantee amounts allocated to the Fixed Accumulation Account and the interest credited on those amounts so long as those amounts remain in the Fixed Accumulation Account.

The interest rate credited to each Purchase Payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months following the date on which we receive the Purchase Payment. Thereafter, it will not be changed more frequently than once per calendar quarter. The interest rate credited to amounts that you transfer to the Fixed Accumulation Account will not be changed more frequently than once per calendar quarter.

Your Certificate contains more information about the Fixed Accumulation Account, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Accumulation Account.

There are restrictions on allocations to the Fixed Accumulation Account, which are described more fully in the Purchase Payments and Allocations to Investment Options section of this prospectus. There are also restrictions on transfers to and from the Fixed Accumulation Account, which are described more fully in the Transfers section of this prospectus.

VOTING OF PORTFOLIO SHARES

To the extent required by law, we will vote all Portfolio shares held in the Separate Account at regular and special shareholder meetings of the respective Portfolios.

Before the Commencement Date, we will vote Portfolio shares according to instructions we receive from owners of contracts who have a voting interest in the applicable Subaccount, unless we are permitted to vote shares in our own right. We will also vote or abstain from voting shares for which we receive no timely instructions and shares that we hold as to which owners have no beneficial interest. We will vote or abstain from voting such shares in proportion to the voting instructions we receive from owners of all contracts participating in the Subaccount. Because we will use this proportional method of voting, a small number of owners may determine the manner in which we will vote Portfolio shares for which we solicit voting instructions but receive no timely instructions.

We will calculate the number of votes for which an owner may provide voting instructions separately for each Subaccount. We will determine the number by applying the owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. We will determine the owner’s percentage interest and the total number of votes as of the record date established by that Portfolio for voting purposes.

After the Commencement Date, neither the Owner, beneficiary nor payee has any voting or other interest in the Separate Account.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

Principal Underwriter and Selling Firms. Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the variable annuity products that we issue (the “AILIC Contracts”). Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company.

We have entered into a distribution agreement with GAA for the distribution and sale of AILIC Contracts. Pursuant to this agreement, GAA offers AILIC Contracts for sale through registered representatives of unaffiliated broker-dealers (the “selling firms”).

GAA and the selling firms are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). All registered representatives (the “sales representatives”) who sell AILIC Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

Pursuant to the distribution agreement with GAA, we pay sales compensation to GAA as the principal underwriter. In turn, GAA pays sales compensation to all selling firms for the sale of AILIC Contracts by their sales representatives.

No specific charge is assessed directly to the Separate Account or directly to owners of the contracts described in this prospectus at the time of purchase to cover commissions and other incentives or payments we make in connection with their distribution. However, we intend to recoup commissions and other sales expenses and incentives we pay through the early withdrawal charges and other fees and charges we deduct under the variable annuity products that we issue and through other corporate revenue.

You should be aware that the selling firms and their sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or their sales representatives to recommend or sell an AILIC Contract to you. You may wish to take these payments into account when considering and evaluating such recommendation.

Compensation Paid to GAA and All Selling Firms. Compensation to GAA and the selling firms takes the form of sales commissions and certain types of non-cash compensation, such as compensation for conference or seminar trips and certain gifts. Sales commissions may vary by the selling firm but the commissions payable up-front on sales of AILIC Contracts are not expected to exceed 8.5% of purchase payments. Some sales representatives may elect to receive a lower commission on purchase payments along with a quarterly or monthly payment based on contract value for so long as the contract remains in effect. These quarterly or monthly payments are sometimes called a trail commission. Trail commissions are not expected to exceed 1.25% of contract value on an annual basis. The selling firm may be required to return commissions related to the sale of a particular AILIC Contract if certain events occur in the first contract year such as cancellation of that contract, withdrawals from that contract, surrender of that contract, or a death that would give rise to a death benefit under that contract. We pay different commissions based on which AILIC Contract is sold and we generally pay lower compensation on sales of Contracts to older owners or participants.

Some selling firms employ individuals called “wholesalers” in the sales process who provide sales support and training to sales representatives. Compensation paid to wholesalers may be based on purchase payments or contract value.

A sales representative typically receives a portion of the sales compensation paid to his or her selling firm, depending on the agreement between the selling firm and its sales representatives and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits.

Ask your sales representative for additional information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of an AILIC Contract. Also inquire about any revenue sharing arrangements that the Company and its affiliates may have with the selling firm, including the conflicts of interest that such arrangements may create.

The Statement of Additional Information includes more information about the compensation that we pay to GAA and additional compensation that GAA pays to selected selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding, and transfer of a participant’s interest in a Contract may also have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which the participant resides, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the purchase and holding of the Contracts. A taxpayer should seek advice on legal or tax questions based on his or her particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax-Qualified Retirement Plans

Annuities may qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by specific provisions of the Internal Revenue Code (“IRC”). These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, the employer should seek competent legal and tax advice regarding the establishment, maintenance, and operation of the plan and the suitability of the Contract for the particular situation.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, though there are exceptions. Tax-qualified Contracts may also be subject to restrictions on withdrawals. These restrictions may be imposed to meet requirements of the IRC or of an employer plan.

Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1⁄2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC Section 403(b) permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1⁄2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1⁄2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-

tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1⁄2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. However, the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value. In these situations, the Contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

Other Group Annuity Programs

Employers and other group sponsors may make annuity contracts that are not part of a tax-qualified retirement plan available for after-tax contributions from their employees or members of the group. IRC Section 72 governs the taxation of such annuities in general. The income earned on a Contract is generally not included in the participant’s income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. In order to qualify for this tax-deferred treatment, the Contracts must meet certain requirements related to investor control and diversification discussed in the Statement of Additional Information. Tax deferral is not available for a participant’s interest in a Contract when the participant is a trust, corporation, LLC, partnership, or other entity unless the interest is part of a tax-qualified retirement plan or the participant is a mere agent for a natural person.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other non-tax-qualified group annuity programs.

	Tax-Qualified Retirement Plans	Nonqualified Deferred Compensation Plans	Other Group Annuity Programs (Non-tax-qualified Contracts)

Plan Types

•  IRC §408 (IRA, SEP, SIMPLE IRA)

•  IRC §408A (Roth IRA)

•  IRC §403(b) (Tax Sheltered Annuity)

•  IRC §401 (Pension, Profit–Sharing, 401(k))

•  Governmental IRC §457(b)

•  IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	IRC §72 only

Who May Purchase a Contract	Eligible employer or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Employer or group sponsor, with interests purchased by eligible employees or other members of group. Non-natural participants will generally lose tax-deferred status.

Contribution Limits	Contributions are limited by the IRC and/or plan requirements		None

Distribution Restrictions	Distributions from the Contract and/or plan may be restricted to meet IRC and/or plan requirements.		None.

	Tax-Qualified Retirement Plans	Nonqualified Deferred Compensation Plans	Other Group Annuity Programs (Non-tax-qualified Contracts)

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit

Generally, 100% of distributions must be included in taxable income. However, the portion that represents any after-tax investment is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other plans are generally deemed to come from taxable income and after-tax investment (if any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

For tax purposes, all IRAs and SEP IRAs of a participant are treated as a single IRA, and all Roth IRAs of a participant are treated as a single Roth IRA.

Generally, distributions must be included in taxable income until all accumulated earnings are paid out. Thereafter, distributions are tax-free return of the original after-tax investment.

However, distributions are tax-free until any investment made before August 14, 1982 is returned.

For tax purposes, all non-tax qualified annuity contracts issued to the same participant by the same insurer in the same calendar year are treated as one contract.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of any after-tax investment to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax investment has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1⁄2	Taxable portion of payments made before age 59 1⁄2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	None.	Taxable portion of payments made before age 59 1⁄2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The IRC or plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be transferred to another non-tax-qualified annuity or to a qualified long-term care policy as a tax-free exchange under IRC Section 1035. Amounts from another non-tax-qualified annuity or from a life insurance or endowment policy may be transferred to a non-tax-qualified Contract as a tax-free exchange under IRC Section 1035.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

During the life of the Owner or plan participant:

•

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally start by April 1 following the year that the participant reaches age 70 1/2. However, a participant in a TSA, a pension, profit-Sharing, or 401(k) plan, or a governmental 457(b) plan may delay the start of required minimum distributions from the plan until April 1 following the year that the participant retires from the employer as long as he or she is not a 5% owner of the employer.

•	For a Roth IRA, there are no required distributions during the participant’s life.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the participant.

•	For a Contract that is not tax-qualified, there are no required distributions during the participant’s life.

After the death of the Owner or plan participant:

•

For a tax-qualified Contract other than a Roth IRA, if payments have begun under a settlement option or if the participant died after the date that lifetime required minimum distributions must start, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•

For a Roth IRA, the death benefit must be paid out in full within five years of death or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the participant.

•

For a Contract that is not tax-qualified, if payments have begun under a settlement option, then after the participant’s death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•

For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse as defined by federal tax law may elect out of these requirements and apply the required minimum rules as if the participant’s interest in the Contract were his or her own.

Life expectancies for required distributions are calculated based on standard life expectancy tables adopted under federal tax law.

DELIVERY OF DOCUMENTS TO PARTICIPANTS

Reports and Confirmations. At least once each Certificate Year, we will mail reports of your Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of your interest in the Contract, whichever is first. We will confirm receipt of any Purchase Payments made for you after the initial Purchase Payment in quarterly statements of account activity.

Householding.

•

If you and other Participants at a shared address consented to receive only one copy per household (“householding”) of each document distributed to Participants, you may revoke your consent at any time. Please contact us at 1-800-789-6771 or www.gaig.com if you wish to receive separate documents.

•	If you are currently receiving multiple copies of these documents, you may contact us at 1-800-789-6771 or www.gaig.com for additional information about householding.

Electronic Delivery of Required Documents. If you wish to receive documents distributed to Participants only in electronic form, you must give your consent to electronic delivery. You may revoke this consent at any time. Please contact us at 1-800-789-6771 or www.gaig.com for additional information about electronic delivery of documents.

THE REGISTRATION STATEMENT

We filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. The Registration Statement and the exhibits thereto may be accessed at the SEC’s web site www.sec.gov. The SEC file number for the Contract is 333-148940.

Statements in this prospectus discussing the content of the Contracts, the Certificates and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts, the Certificates or any other legal document, refer to the appropriate exhibit to the Registration Statement.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company	Payees

General Information and History	Designation of Other Payees

State Regulations	Glossary of Financial Terms

Separate Account and Subaccounts	Account Value

Portfolios	Variable Account Value

General Information	Fixed Account Value

Revenue We Receive from The Portfolios and/or Their	Accumulation Unit

Service Providers	Net Investment Factor

Services	Benefit Unit Transfer Formulas

Telephone, Facsimile and Internet Instructions for Transfer Requests	Form of Benefit Payments under Settlement Options

Safekeeping of Separate Account Assets	Fixed Dollar Payments

Records and Reports	Variable Dollar Payments

Experts	Federal Tax Matters

Distribution of the Contracts	Taxation of Separate Account Income / Investor Control

Compensation Paid to GAA	Tax deferral on Non-Tax Qualified Contracts / Diversification

Special Compensation Paid to GAA	Financial Statements

Additional Compensation Paid to Selected Selling Firms

Annuitants

Beneficiaries

How to Designate A Beneficiary or Change A Designation

Copies of the Statement of Additional Information dated May 1, 2019 are available without charge.

•

To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

•	You may also call us at 1-800-789-6771, or visit us at our web site www.gaig.com, to request a copy.

Annuity Investors Variable Account C

Request for Statement of Additional Information

Name:
Address:

City, State, Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value Fund - Series I (Inception Date 5/1/2008)
17.024034	0.000	16.572245	7,113.053	12/31/2018
19.637297	0.000	19.164665	6,914.228	12/31/2017
17.992708	0.000	17.603800	6,535.312	12/31/2016
15.696554	0.000	15.396001	6,086.848	12/31/2015
17.403573	0.000	17.113414	6,074.627	12/31/2014
15.977249	0.000	15.750490	6,392.303	12/31/2013
11.989580	0.000	11.849188	5,785.547	12/31/2012
10.298427	0.000	10.203632	3,562.327	12/31/2011
10.281387	0.000	10.212394	3,628.344	12/31/2010
8.474288	0.000	8.438627	1,989.177	12/31/2009
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Comstock Fund - Series I Shares (Inception Date 5/1/2011)
17.166255	0.000	16.837273	1,330.613	12/31/2018
19.691967	0.000	19.363597	1,216.660	12/31/2017
16.835098	0.000	16.595969	1,093.109	12/31/2016
14.460893	0.000	14.291428	1,504.061	12/31/2015
15.497188	0.000	15.354232	2,204.732	12/31/2014
14.274509	0.000	14.178510	2,047.982	12/31/2013
10.577320	0.000	10.532656	1,279.950	12/31/2012
8.938577	0.000	8.923392	1,250.886	12/31/2011
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Global Real Estate Fund - Series II (Inception Date 5/1/2008)
11.513845	0.000	11.208289	11,359.932	12/31/2018
12.385754	0.000	12.087651	10,062.030	12/31/2017
11.069909	0.000	10.830627	7,984.946	12/31/2016
10.954601	0.000	10.744810	7,636.950	12/31/2015
11.233439	0.000	11.046104	7,703.999	12/31/2014
9.898547	0.000	9.758007	7,341.409	12/31/2013
9.736117	0.000	9.622087	6,567.329	12/31/2012
7.673332	0.000	7.602681	5,906.047	12/31/2011
8.288863	0.000	8.233218	5,442.689	12/31/2010
7.123538	0.000	7.093527	4,879.097	12/31/2009
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. International Growth Fund - Series II (Inception Date 5/1/2008)
11.316954	0.000	11.016656	2,640.086	12/31/2018
13.447708	0.000	13.124103	5,512.360	12/31/2017
11.040113	0.000	10.801520	6,094.986	12/31/2016
11.201633	0.000	10.987187	5,357.312	12/31/2015
11.589492	0.000	11.396304	5,625.094	12/31/2014
11.666548	0.000	11.501015	4,512.773	12/31/2013
9.901411	0.000	9.785515	3,944.913	12/31/2012
8.656193	0.000	8.576550	3,037.257	12/31/2011
9.377106	0.000	9.314225	4,291.311	12/31/2010
8.390080	0.000	8.354808	1,875.370	12/31/2009
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Mid Cap Core Equity Fund - Series II (Inception Date 5/1/2008)
15.034299	0.000	14.635370	2,147.419	12/31/2018
17.136229	0.000	16.723847	1,947.891	12/31/2017
15.058875	0.000	14.733411	1,785.446	12/31/2016
13.407977	0.000	13.151265	1,651.912	12/31/2015
14.113349	0.000	13.878048	1,457.249	12/31/2014
13.650857	0.000	13.457130	1,508.643	12/31/2013
10.706495	0.000	10.581155	1,636.442	12/31/2012

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
9.752172	0.000	9.662443	2,021.299	12/31/2011
10.509248	0.000	10.438767	1,481.664	12/31/2010
9.306394	0.000	9.267259	572.744	12/31/2009
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Mid Cap Growth Fund - Series II Shares (Inception Date 5/1/2012)
16.137059	0.000	15.867625	8,601.896	12/31/2018
17.274330	0.000	17.029025	9,102.939	12/31/2017
14.249489	0.000	14.082446	10,915.873	12/31/2016
14.275433	0.000	14.143671	12,063.761	12/31/2015
14.234914	0.000	14.139097	12,265.921	12/31/2014
13.318184	0.000	13.261911	14,333.646	12/31/2013
9.823245	0.000	9.806383	13,553.068	12/31/2012
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Small Cap Equity Fund - Series I (Inception Date 5/1/2008)
16.826101	0.000	16.379574	6,953.834	12/31/2018
19.964843	0.000	19.484358	5,931.447	12/31/2017
17.636367	0.000	17.255177	6,055.444	12/31/2016
15.856809	0.000	15.553186	5,105.070	12/31/2015
16.910032	0.000	16.628081	5,078.067	12/31/2014
16.644896	0.000	16.408658	3,840.905	12/31/2013
12.199997	0.000	12.057138	4,315.266	12/31/2012
10.793064	0.000	10.693710	4,439.700	12/31/2011
10.953988	0.000	10.880488	2,638.878	12/31/2010
8.586297	0.000	8.550168	1,102.424	12/31/2009
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation Portfolio) - Class II (Inception Date 5/1/2008)
13.734688	1,379.653	13.370276	34,031.683	12/31/2018
14.758956	1,382.555	14.403802	34,349.264	12/31/2017
13.121242	1,385.272	12.837684	41,253.419	12/31/2016
12.187533	1,388.331	11.954216	23,944.691	12/31/2015
12.558654	1,391.597	12.349309	25,650.003	12/31/2014
12.107425	1,394.851	11.935623	9,919.115	12/31/2013
10.905490	1,398.211	10.777855	25,794.688	12/31/2012
9.916077	1,308.470	9.824856	26,535.895	12/31/2011
10.080308	1,241.840	10.012697	24,136.008	12/31/2010
9.098203	781.533	9.059949	19,121.634	12/31/2009
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset Allocation Portfolio) - Class II (Inception Date 5/1/2008)
12.158294	0.000	11.835725	63.960	12/31/2018
12.547684	0.000	12.245772	23.966	12/31/2017
11.903938	0.000	11.646719	271.763	12/31/2016
11.465654	0.000	11.246192	9,895.795	12/31/2015
11.693980	0.000	11.499075	9.477	12/31/2014
11.465129	0.000	11.302473	9.542	12/31/2013
11.263041	0.000	11.131248	9.615	12/31/2012
10.786603	0.000	10.687410	194.283	12/31/2011
10.536878	0.000	10.466234	609.814	12/31/2010
9.979881	0.000	9.937960	161.679	12/31/2009
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation Portfolio) - Class II (Inception Date 5/1/2008)
14.070350	0.000	13.697019	16,864.481	12/31/2018
15.416913	0.000	15.045945	14,769.621	12/31/2017
13.242474	0.000	12.956302	12,851.831	12/31/2016
12.163416	0.000	11.930567	8,457.015	12/31/2015

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
12.571246	0.000	12.361694	13,286.553	12/31/2014
12.112168	0.000	11.940301	19,199.321	12/31/2013
10.471261	0.000	10.348693	27,618.676	12/31/2012
9.343932	0.000	9.257959	23,325.273	12/31/2011
9.773908	0.000	9.708368	21,084.318	12/31/2010
8.648830	0.000	8.612471	12,662.731	12/31/2009
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth ETF Asset Allocation Portfolio) - Class II (Inception Date 5/1/2008)
12.929477	0.000	12.586452	2,989.901	12/31/2018
13.606198	0.000	13.278799	2,920.397	12/31/2017
12.469341	0.000	12.199889	2,896.118	12/31/2016
11.810887	0.000	11.584790	2,759.502	12/31/2015
12.103238	0.000	11.901474	4,184.300	12/31/2014
11.804743	0.000	11.637224	3,050.336	12/31/2013
11.081419	0.000	10.951704	2,497.919	12/31/2012
10.351138	0.000	10.255900	1,467.780	12/31/2011
10.317222	0.000	10.248024	1,303.787	12/31/2010
9.547811	0.000	9.507678	542.501	12/31/2009
American Century Variable Portfolios, Inc. - VP Capital Appreciation Fund - Class I (Inception Date 4/25/2014)
12.785008	0.000	12.634862	679.757	12/31/2018
13.588305	0.000	13.462802	572.105	12/31/2017
11.241122	0.000	11.165280	107.612	12/31/2016
10.971806	0.000	10.925277	319.729	12/31/2015
10.845262	0.000	10.826501	319.797	12/31/2014
American Century Variable Portfolios, Inc. - VP Large Company Value Fund - Class II (Inception Date 5/1/2008)
15.805322	0.000	15.385910	10,725.407	12/31/2018
17.345320	0.000	16.927878	9,206.328	12/31/2017
15.750285	0.000	15.409859	6,423.711	12/31/2016
13.796748	0.000	13.532585	4,879.954	12/31/2015
14.488325	0.000	14.246766	4,921.126	12/31/2014
12.944560	0.000	12.760836	2,656.664	12/31/2013
9.952931	0.000	9.836393	1,951.914	12/31/2012
8.617715	0.000	8.538394	1,019.365	12/31/2011
8.609550	0.000	8.551779	642.808	12/31/2010
7.829211	0.000	7.796256	377.020	12/31/2009
American Century Variable Portfolios, Inc. - VP Mid Cap Value Fund - Class II (Inception Date 5/1/2008)
22.336187	0.000	21.743578	11,822.382	12/31/2018
25.857606	0.000	25.235434	10,475.065	12/31/2017
23.372188	0.000	22.867149	9,438.523	12/31/2016
19.189497	0.000	18.822165	7,640.735	12/31/2015
19.644843	0.000	19.317396	6,655.815	12/31/2014
17.028190	0.000	16.786567	4,084.835	12/31/2013
13.207831	0.000	13.053217	2,690.729	12/31/2012
11.450112	0.000	11.344753	2,190.224	12/31/2011
11.634494	0.000	11.556464	3,137.320	12/31/2010
9.852695	0.000	9.811271	1,542.147	12/31/2009
Deutsche DWS Variable Series II - DWS International Growth VIP (formerly Deutsche International Growth VIP) - Class A (Inception Date 5/1/2008)
10.797757	0.000	10.511130	130.430	12/31/2018
13.059206	0.000	12.744821	63.407	12/31/2017
10.486862	0.000	10.260120	9.296	12/31/2016
10.187635	0.000	9.992510	9.358	12/31/2015

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
10.392420	0.000	10.219099	9.416	12/31/2014
10.458870	0.000	10.310390	9.480	12/31/2013
8.632279	0.000	8.531180	9.552	12/31/2012
7.334016	0.000	7.266484	9.631	12/31/2011
8.630941	0.000	8.573022	12.311	12/31/2010
7.651359	0.000	7.619166	11.106	12/31/2009
Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP) - Class B (Inception Date 5/1/2010)
16.245368	0.000	15.894190	1,043.999	12/31/2018
19.562379	0.000	19.188077	912.272	12/31/2017
17.896615	0.000	17.598310	784.583	12/31/2016
15.482122	0.000	15.262445	719.320	12/31/2015
15.952076	0.000	15.765395	900.138	12/31/2014
15.293709	0.000	15.152851	359.500	12/31/2013
11.440005	0.000	11.363192	117.075	12/31/2012
10.166479	0.000	10.123811	115.765	12/31/2011
10.935620	0.000	10.917154	9.778	12/31/2010
Dreyfus Investment Portfolios - MidCap Stock Portfolio - Service Shares (Inception Date 5/1/2008)
18.930289	0.000	18.427977	180.210	12/31/2018
22.622734	0.000	22.078342	118.327	12/31/2017
19.813369	0.000	19.385175	13.755	12/31/2016
17.328927	0.000	16.997157	9.296	12/31/2015
17.910571	0.000	17.611971	109.827	12/31/2014
16.146991	0.000	15.917826	315.744	12/31/2013
12.078126	0.000	11.936716	294.748	12/31/2012
10.197661	0.000	10.103800	268.758	12/31/2011
10.254188	0.000	10.185373	251.550	12/31/2010
8.138624	0.000	8.104363	106.221	12/31/2009
Dreyfus Stock Index Fund, Inc. - Service Shares (Inception Date 5/1/2008)
19.958861	0.000	19.429329	30,332.706	12/31/2018
21.136708	0.000	20.628121	29,230.924	12/31/2017
17.569248	0.000	17.189594	27,174.682	12/31/2016
15.884744	0.000	15.580670	29,920.952	12/31/2015
15.866970	0.000	15.602486	33,238.690	12/31/2014
14.134678	0.000	13.934110	36,519.040	12/31/2013
10.813174	0.000	10.686593	35,013.608	12/31/2012
9.435287	0.000	9.348467	29,324.841	12/31/2011
9.354860	0.000	9.292102	25,898.487	12/31/2010
8.229244	0.000	8.194625	18,001.316	12/31/2009
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Socially Responsible Growth Fund, Inc.) - Service Shares (Inception Date 5/1/2008)
19.470687	0.000	18.954131	1,021.697	12/31/2018
20.573016	0.000	20.078025	704.415	12/31/2017
18.018221	0.000	17.628895	329.005	12/31/2016
16.492473	0.000	16.176788	201.371	12/31/2015
17.204733	0.000	16.917974	95.987	12/31/2014
15.322566	0.000	15.105175	34.684	12/31/2013
11.521524	0.000	11.386676	22.953	12/31/2012
10.393237	0.000	10.297620	24.068	12/31/2011
10.403908	0.000	10.334125	366.446	12/31/2010
9.151436	0.000	9.112949	228.652	12/31/2009

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Dreyfus Variable Investment Fund - Government Money Market Portfolio (formerly Money Market Portfolio) (Inception Date 5/1/2008)
0.949929	0.000	0.922720	37,907.872	12/31/2018
0.944806	0.000	0.920160	37,190.261	12/31/2017
0.949010	0.000	0.926905	28,079.074	12/31/2016
0.956542	0.000	0.936984	36,726.772	12/31/2015
0.964151	0.000	0.947141	36,178.986	12/31/2014
0.971760	0.000	0.957299	41,395.676	12/31/2013
0.979369	0.000	0.967458	36,420.874	12/31/2012
0.987019	0.000	0.977671	34,291.553	12/31/2011
0.994529	0.000	0.987722	753,647.343	12/31/2010
1.002006	0.000	0.997746	18,421.352	12/31/2009
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund - Class 2 (Inception Date 5/1/2009)
19.337323	0.000	18.871819	3,118.414	12/31/2018
21.946221	0.000	21.472258	1,679.442	12/31/2017
20.360891	0.000	19.971247	2,375.307	12/31/2016
18.288066	0.000	17.983326	1,359.619	12/31/2015
19.124175	0.000	18.852938	957.257	12/31/2014
18.228183	0.000	18.014968	791.664	12/31/2013
14.391590	0.000	14.259085	1,017.215	12/31/2012
12.792156	0.000	12.706501	947.427	12/31/2011
13.281744	0.000	13.226029	1,503.651	12/31/2010
11.952647	0.000	11.932491	1,121.764	12/31/2009
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund - Class 2 (Inception Date 5/1/2008)
14.624312	0.000	14.236262	1,542.351	12/31/2018
16.204725	0.000	15.814760	1,647.661	12/31/2017
15.068970	0.000	14.743305	2,620.848	12/31/2016
13.082219	0.000	12.831752	2,842.376	12/31/2015
13.865630	0.000	13.634486	2,999.228	12/31/2014
13.041610	0.000	12.856539	3,346.149	12/31/2013
10.244932	0.000	10.124999	3,149.418	12/31/2012
9.035736	0.000	8.952592	2,012.313	12/31/2011
9.199771	0.000	9.138067	1,702.239	12/31/2010
8.336033	0.000	8.300977	1,115.174	12/31/2009
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund - Class 2 (Inception Date 5/1/2009)
27.368446	0.000	26.709682	1,202.388	12/31/2018
31.652176	0.000	30.968704	1,467.730	12/31/2017
28.820923	0.000	28.269466	1,689.791	12/31/2016
22.305267	0.000	21.933613	1,303.887	12/31/2015
24.266372	0.000	23.922252	1,047.127	12/31/2014
24.311010	0.000	24.026733	641.056	12/31/2013
17.979342	0.000	17.813887	404.394	12/31/2012
15.302232	0.000	15.199827	259.606	12/31/2011
16.020044	0.000	15.952883	296.214	12/31/2010
12.588345	0.000	12.567145	34.260	12/31/2009
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund - Class 2 (Inception Date 5/1/2008)
11.791162	0.000	11.478391	8,348.500	12/31/2018
11.840845	0.000	11.555976	8,727.538	12/31/2017
11.772412	0.000	11.518090	8,942.681	12/31/2016
11.783104	0.000	11.557627	10,210.869	12/31/2015
11.816090	0.000	11.619207	9,828.771	12/31/2014
11.515682	0.000	11.352345	10,085.613	12/31/2013
11.868354	0.000	11.729522	8,969.435	12/31/2012

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
11.737144	0.000	11.629261	7,538.627	12/31/2011
11.190057	0.000	11.115070	6,302.659	12/31/2010
10.708856	0.000	10.663899	2,933.600	12/31/2009
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund - Class 2 (Inception Date 5/1/2008)
9.746466	0.000	9.487797	12,649.773	12/31/2018
11.613997	0.000	11.334455	10,841.284	12/31/2017
10.027632	0.000	9.810860	8,137.249	12/31/2016
9.426924	0.000	9.246393	5,739.674	12/31/2015
10.157575	0.000	9.988198	8,189.567	12/31/2014
11.516312	0.000	11.352863	4,016.438	12/31/2013
9.435937	0.000	9.325463	1,983.114	12/31/2012
8.041491	0.000	7.967486	832.719	12/31/2011
9.066321	0.000	9.005516	338.868	12/31/2010
8.426424	0.000	8.391002	287.817	12/31/2009
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund - Class 2 (Inception Date 5/1/2009)
14.592627	0.000	14.241310	3,680.101	12/31/2018
14.423865	0.000	14.112307	3,039.586	12/31/2017
14.257981	0.000	13.985085	1,920.589	12/31/2016
13.955604	0.000	13.723003	1,310.989	12/31/2015
14.693583	0.000	14.485141	2,004.663	12/31/2014
14.538126	0.000	14.368039	1,315.259	12/31/2013
14.413257	0.000	14.280548	1,503.195	12/31/2012
12.621170	0.000	12.536660	1,066.744	12/31/2011
12.828106	0.000	12.774265	1,503.371	12/31/2010
11.293303	0.000	11.274241	1,309.048	12/31/2009
Janus Aspen Series - Janus Henderson VIT Balanced Portfolio (formerly Janus Aspen Balanced Portfolio) - Service Shares (Inception Date 5/1/2008)
19.400868	0.000	18.886239	3,578.515	12/31/2018
19.464423	0.000	18.996164	3,035.516	12/31/2017
16.600691	0.000	16.242029	4,498.398	12/31/2016
16.033011	0.000	15.726166	3,548.834	12/31/2015
16.088093	0.000	15.819998	2,669.097	12/31/2014
14.975961	0.000	14.763525	2,540.445	12/31/2013
12.594975	0.000	12.447606	3,310.688	12/31/2012
11.193554	0.000	11.090608	2,998.037	12/31/2011
11.127275	0.000	11.052679	1,702.188	12/31/2010
10.369518	0.000	10.325953	999.238	12/31/2009
Janus Aspen Series - Janus Henderson VIT Enterprise Portfolio (formerly Janus Aspen Enterprise Portfolio) - Service Shares (Inception Date 5/1/2008)
23.665526	0.000	23.037587	14,450.390	12/31/2018
24.005015	0.000	23.427347	11,904.594	12/31/2017
19.031008	0.000	18.619705	8,448.063	12/31/2016
17.104667	0.000	16.777185	5,578.199	12/31/2015
16.608290	0.000	16.331381	4,625.869	12/31/2014
14.908739	0.000	14.697126	2,041.681	12/31/2013
11.376491	0.000	11.243275	1,138.716	12/31/2012
9.798405	0.000	9.708206	2,716.072	12/31/2011
10.038165	0.000	9.970796	2,464.769	12/31/2010
8.057696	0.000	8.023770	1,473.142	12/31/2009
Janus Aspen Series - Janus Henderson VIT Overseas Portfolio (formerly Janus Aspen Overseas Portfolio) - Service Shares (Inception Date 5/1/2008)
7.064345	0.000	6.876795	35,724.309	12/31/2018

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
8.387606	0.000	8.185656	33,343.446	12/31/2017
6.460646	0.000	6.320935	36,940.398	12/31/2016
6.977471	0.000	6.843809	38,535.088	12/31/2015
7.708919	0.000	7.580331	38,253.708	12/31/2014
8.836486	0.000	8.711021	42,498.651	12/31/2013
7.790686	0.000	7.699421	41,595.939	12/31/2012
6.935643	0.000	6.871767	37,581.358	12/31/2011
10.327869	0.000	10.258563	32,915.488	12/31/2010
8.323565	0.000	8.288537	20,103.340	12/31/2009
Janus Aspen Series - Janus Henderson VIT Research Portfolio (formerly Janus Aspen Research Portfolio) (formerly Janus Aspen Janus Portfolio) - Service Shares (Inception Date 5/1/2008)
19.570480	0.000	19.051215	1,936.572	12/31/2018
20.295115	0.000	19.806754	1,672.233	12/31/2017
16.030818	0.000	15.684375	2,944.420	12/31/2016
16.108113	0.000	15.799739	2,588.100	12/31/2015
15.445957	0.000	15.188463	2,803.696	12/31/2014
13.804903	0.000	13.608993	2,740.511	12/31/2013
10.699810	0.000	10.574551	2,546.767	12/31/2012
9.114613	0.000	9.030733	2,265.103	12/31/2011
9.721940	0.000	9.656721	2,172.308	12/31/2010
8.573013	0.000	8.536954	1,522.828	12/31/2009
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio - Class I (Inception Date 5/1/2008)
13.908712	0.000	13.539715	4,045.632	12/31/2018
14.106279	0.000	13.766849	2,892.214	12/31/2017
13.377484	0.000	13.088426	2,102.798	12/31/2016
12.702393	0.000	12.459257	1,802.206	12/31/2015
12.882218	0.000	12.667505	1,691.594	12/31/2014
12.034291	0.000	11.863535	1,702.086	12/31/2013
12.163741	0.000	12.021389	1,574.449	12/31/2012
11.198930	0.000	11.095922	345.266	12/31/2011
10.680224	0.000	10.608601	659.030	12/31/2010
10.043383	0.000	10.001181	312.213	12/31/2009
Morgan Stanley Variable Insurance Fund, Inc. – Discovery Portfolio (formerly Mid Cap Growth Portfolio) - Class I (Inception Date 5/1/2008)
20.106736	0.000	19.573184	2,352.134	12/31/2018
18.309572	0.000	17.868932	2,836.398	12/31/2017
13.294349	0.000	13.006994	3,690.569	12/31/2016
14.684264	0.000	14.403104	3,160.423	12/31/2015
15.722412	0.000	15.460290	2,765.964	12/31/2014
15.535536	0.000	15.315065	3,786.443	12/31/2013
11.385034	0.000	11.251731	3,716.055	12/31/2012
10.554297	0.000	10.457165	4,426.551	12/31/2011
11.449194	0.000	11.372385	4,124.842	12/31/2010
8.718322	0.000	8.681640	2,667.490	12/31/2009
Neuberger Berman Advisers Management Trust – Sustainable Equity Portfolio (formerly Guardian Portfolio) - Class S (Inception Date 5/1/2008)
18.317415	0.000	17.831305	34.356	12/31/2018
19.975397	0.000	19.494631	25.892	12/31/2017
16.135635	0.000	15.786856	2,580.978	12/31/2016
14.950089	0.000	14.663805	2,123.680	12/31/2015
15.875200	0.000	15.610465	2,086.660	12/31/2014
14.689524	0.000	14.480985	2,014.733	12/31/2013
10.678113	0.000	10.553048	1,833.590	12/31/2012

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
9.555220	0.000	9.467249	1,526.456	12/31/2011
9.933202	0.000	9.866519	2,289.670	12/31/2010
8.414597	0.000	8.379171	891.272	12/31/2009
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA – Service Shares (Inception Date 5/1/2008)
16.566702	0.000	16.127109	17,789.435	12/31/2018
17.749735	0.000	17.322584	18,156.094	12/31/2017
14.136891	0.000	13.831351	20,367.659	12/31/2016
14.598361	0.000	14.318862	21,817.812	12/31/2015
14.243167	0.000	14.005707	22,334.826	12/31/2014
12.465162	0.000	12.288249	24,579.217	12/31/2013
9.703687	0.000	9.590078	23,165.104	12/31/2012
8.591255	0.000	8.512192	19,117.683	12/31/2011
8.776676	0.000	8.717787	15,079.807	12/31/2010
8.102154	0.000	8.068067	8,341.351	12/31/2009
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA - Service Shares Inception Date 5/1/2008)
16.418270	0.000	15.982606	5,790.493	12/31/2018
19.101159	0.000	18.641507	4,677.178	12/31/2017
14.117641	0.000	13.812530	3,793.048	12/31/2016
14.246658	0.000	13.973909	2,552.993	12/31/2015
13.845848	0.000	13.615025	1,925.667	12/31/2014
13.669531	0.000	13.475550	187.711	12/31/2013
10.845469	0.000	10.718496	531.912	12/31/2012
9.034987	0.000	8.951832	300.171	12/31/2011
9.951721	0.000	9.884958	161.364	12/31/2010
8.666061	0.000	8.629610	343.151	12/31/2009
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA - Service Shares (Inception Date 5/1/2008)
18.519947	0.000	18.028542	3,679.295	12/31/2018
20.304819	0.000	19.816209	3,721.384	12/31/2017
17.540017	0.000	17.160962	3,263.072	12/31/2016
15.878682	0.000	15.574695	2,340.393	12/31/2015
15.516619	0.000	15.257954	3,412.812	12/31/2014
14.161162	0.000	13.960206	2,814.743	12/31/2013
10.855349	0.000	10.728267	900.031	12/31/2012
9.379905	0.000	9.293574	669.286	12/31/2011
9.480486	0.000	9.416867	557.813	12/31/2010
8.246937	0.000	8.212236	179.496	12/31/2009
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA – Service Shares (Inception Date 5/1/2008)
20.832921	0.000	20.280090	2,715.577	12/31/2018
23.463937	0.000	22.899263	2,204.320	12/31/2017
20.753773	0.000	20.305235	1,362.532	12/31/2016
17.770331	0.000	17.430086	1,112.571	12/31/2015
19.066508	0.000	18.748615	1,928.397	12/31/2014
17.205473	0.000	16.961275	906.969	12/31/2013
12.327633	0.000	12.183284	315.776	12/31/2012
10.555970	0.000	10.458794	304.118	12/31/2011
10.895244	0.000	10.822114	509.179	12/31/2010
8.920887	0.000	8.883329	3,358.109	12/31/2009
PIMCO Variable Insurance Trust – PIMCO High Yield Portfolio - Administrative Class (Inception Date 5/1/2008)
16.552296	0.000	16.113235	9,168.384	12/31/2018
17.135217	0.000	16.722992	8,252.381	12/31/2017
16.191390	0.000	15.841603	6,465.288	12/31/2016

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
14.503434	0.000	14.225885	5,519.596	12/31/2015
14.857483	0.000	14.609923	5,433.995	12/31/2014
14.484288	0.000	14.278857	4,049.486	12/31/2013
13.801208	0.000	13.639755	1,792.249	12/31/2012
12.162939	0.000	12.051119	1,127.490	12/31/2011
11.855968	0.000	11.776522	738.893	12/31/2010
10.432342	0.000	10.388554	323.585	12/31/2009
PIMCO Variable Insurance Trust – PIMCO Real Return Portfolio - Administrative Class (Inception Date 5/1/2008)
12.549458	0.000	12.216540	19,024496	12/31/2018
12.930590	0.000	12.619489	18,365.759	12/31/2017
12.568152	0.000	12.296612	18,996.193	12/31/2016
12.037230	0.000	11.806870	20,944.899	12/31/2015
12.465440	0.000	12.257725	22,305.871	12/31/2014
12.181958	0.000	12.009172	22,114.244	12/31/2013
13.520304	0.000	13.362164	19,297.566	12/31/2012
12.525585	0.000	12.410444	15,879.057	12/31/2011
11.300194	0.000	11.224463	12,871.995	12/31/2010
10.531472	0.000	10.487255	7,159.090	12/31/2009
PIMCO Variable Insurance Trust – PIMCO Total Return Portfolio - Administrative Class (Inception Date 5/1/2008)
14.378676	0.000	13.997236	36,300.724	12/31/2018
14.566132	0.000	14.215674	36,254.558	12/31/2017
13.987887	0.000	13.685668	34,591.385	12/31/2016
13.725543	0.000	13.462857	36,729.823	12/31/2015
13.767249	0.000	13.537823	37,506.775	12/31/2014
13.301662	0.000	13.112983	36,429.476	12/31/2013
13.670378	0.000	13.510459	31,173.341	12/31/2012
12.567412	0.000	12.451883	29,195.104	12/31/2011
12.220780	0.000	12.138890	24,742.280	12/31/2010
11.388685	0.000	11.340888	12,765.187	12/31/2009
Wilshire Variable Insurance Trust - Wilshire Global Allocation Fund (Inception Date 12/7/2018)
9.463308	0.000	9.461474	5,341.399	12/31/2018

The above table gives year-end Accumulation Unit information for each Subaccount for each of the last 10 fiscal years (or the effective date of the Subaccount, if later) to December 31, 2018. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Government Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccount will be contained in Appendix D: Closed Subaccounts.

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract owners, participants, annuitants and beneficiaries. Short-term trading can result in: (1) the dilution of Accumulation Unit Values or Portfolio net asset values; (2) Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests; and (3) increased administrative costs due to frequent purchases and redemptions. To help protect Contract owners, participants, annuitants, and beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences. In addition, it is possible that, despite the adoption and implementation of these restrictions, some market timing activity may occur while other market timing activity is prohibited.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. These reports provide us with information about Contract owners and participants (or third parties acting on their behalf) who have engaged in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a participant involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Accumulation Account) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. Our policies require us to adhere to the following guidelines:

Trading Behavior	Our Response

6 or more transfer events in one quarter of a Contract Year	We will mail a letter to the Contract owner or participant (the “Restricted Party”) notifying the Restricted Party that: (1) we have identified the Restricted party as a person engaging in harmful trading practices; and (2) if the Restricted Party’s transfer events exceed 12 in one Contract Year, we will automatically require the Restricted Party to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Restricted Party that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Restricted Party to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Restricted Party that are sent by any other means.

On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract owners, participants, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract owners and participants (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors: (1) the dollar amount involved in the transfer event; (2) the total assets of the Portfolio involved in the transfer event; (3) the number of transfer events completed in the current quarter of the Contract Year; and (4) whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

Our transfer restrictions are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies.

Trading Restrictions and Redemption Fees Imposed by Portfolios. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception. In addition, the Portfolios may impose redemption fees. We reserve the right to implement, administer and collect redemption fees imposed by any Portfolio. You should read the prospectuses of the Portfolios for more details about their ability to impose trading restrictions and redemption fees.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company: (1) to provide Contract owner or participant information and information about transactions in the Portfolio shares during a specified period; and (2) to prohibit or restrict further purchases or exchanges by a Contract owner or participant if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

APPENDIX C: DEATH BENEFIT EXAMPLE

This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.

This example assumes:

your total Purchase Payments equal $100,000;

your Account Value is $90,000; and

you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction

	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	–11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.

The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

APPENDIX D: CLOSED SUBACCOUNTS

This Appendix provides information you should know before making any decision to allocate Purchase Payments or transfer amounts to the Subaccounts (individually, the “Closed Subaccount” and collectively, the “Closed Subaccounts”) investing in the Portfolios listed below (“Closed Portfolios”). Each Closed Subaccount is an additional investment option available only to Contract Owners or Participants who held Accumulation Units in the Subaccount on the cutoff date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY	CUTOFF DATE
AB Variable Products Series Fund, Inc. AB International Value Portfolio	Class B	AllianceBernstein L.P.	Global equity large cap: foreign large value	April 20, 2010
Calamos Advisors Trust Calamos Growth and Income Portfolio	N/A	Calamos Advisors LLC	Aggressive allocation: 70% to 85% equity	April 30, 2012
Davis Variable Account Fund Davis Value Portfolio	N/A	Davis Selected Advisors, LP Sub-Advisor: Davis Selected Advisers-NY, Inc. (an affiliate of Davis Selected Advisors, L.P.)	US equity large cap blend: large blend	April 30, 2015
Oppenheimer Variable Account Funds Oppenheimer Conservative Balanced Fund/VA	Service	OFI Global Asset Management, Inc. Sub-Advisor: OppenheimerFunds, Inc	Cautious allocation: 30% to 50% equity	April 30, 2009

Condensed Financial Information for Closed Subaccounts

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
AB Variable Products Series Fund, Inc. - AB International Value Portfolio - Class B (Inception Date 5/1/2008)
6.475817	0.000	6.303922	4,411.394	12/31/2018
8.471597	0.000	8.267669	4,062.689	12/31/2017
6.823205	0.000	6.675692	3,843.393	12/31/2016
6.930081	0.000	6.797341	3,527.884	12/31/2015
6.818724	0.000	6.704994	3,324.387	12/31/2014
7.344802	0.000	7.240513	3,704.684	12/31/2013
6.029773	0.000	5.959140	3,909.176	12/31/2012
5.320401	0.000	5.271400	4,681.245	12/31/2011
6.653954	0.000	6.609293	4,631.294	12/31/2010
6.427891	0.000	6.400844	2,460.730	12/31/2009
Calamos Advisors Trust - Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
16.382605	0.000	15.947971	2,254.780	12/31/2018
17.264428	0.000	16.849036	2,255.269	12/31/2017
15.058613	0.000	14.733232	2,255.758	12/31/2016
14.270467	0.000	13.997317	2,509.714	12/31/2015
14.218807	0.000	13.981810	2,510.263	12/31/2014
13.408605	0.000	13.218350	2,520.401	12/31/2013
11.606873	0.000	11.471036	3,174.491	12/31/2012
10.786091	0.000	10.686877	2,951.429	12/31/2011
11.074980	0.000	11.000721	2,806.139	12/31/2010
9.999664	0.000	9.957634	2,003.097	12/31/2009
Davis Variable Account Fund, Inc. - Davis Value Portfolio (Inception Date 5/1/2008)
15.565824	0.000	15.152773	19,139.236	12/31/2018
18.153691	0.000	17.716814	19,981.130	12/31/2017
14.915548	0.000	14.593169	20,239.219	12/31/2016
13.432194	0.000	13.175017	22,996.258	12/31/2015
13.321111	0.000	13.099023	22,913.753	12/31/2014
12.654993	0.000	12.475401	27,222.864	12/31/2013
9.556237	0.000	9.444354	26,705.511	12/31/2012

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
8.515087	0.000	8.436709	25,026.854	12/31/2011
8.953105	0.000	8.893019	21,395.028	12/31/2010
7.999668	0.000	7.966007	11,236.680	12/31/2009
Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced Fund/VA - Service Shares (Inception Date 5/1/2008)
11.039575	0.000	10.746639	9.194	12/31/2018
11.774919	0.000	11.491552	9.245	12/31/2017
10.889233	0.000	10.653896	9.301	12/31/2016
10.452856	0.000	10.252734	9.363	12/31/2015
10.472512	0.000	10.297920	9.422	12/31/2014
9.768676	0.000	9.630039	9.485	12/31/2013
8.723049	0.000	8.620929	9.556	12/31/2012
7.840284	0.000	7.768147	9.636	12/31/2011
7.869214	0.000	7.816423	80.263	12/31/2010
7.036615	0.000	7.007018	101.774	12/31/2009

The above table gives year-end Accumulation Unit information for each Closed Subaccount for each of the last 10 fiscal years (or the effective date of the Subaccount, if later) to December 31, 2018. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount was 10.000000 as of its inception date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2019 FOR

GROUP CONTRACTS ISSUED BEFORE JUNE 1, 2009

TotalGroup Contracts

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”) described below. The Riders are available with TotalGroup Contracts issued before June 1, 2009 (the “Contract”). The Riders may not be available in all states.

If the group Contract effective date is before June 1, 2009, the Riders are included with your Certificate and you should read this supplemental prospectus carefully and keep it for future reference.

Rider	Type of Rider

Lifetime Guaranteed Retirement Income Preserver® (“Lifetime GRIP”)	Guaranteed lifetime withdrawal benefit rider

Lifetime Guaranteed Retirement Income Preserver Plus® (“Lifetime GRIPplus”)	Guaranteed lifetime withdrawal benefit rider with enhanced benefit

PayPlan	Guaranteed lifetime withdrawal benefit rider

This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2019, for the group Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in the Contract prospectus.

The Statement of Additional Information (“SAI”) dated May 1, 2019, contains more information about the Separate Account and the Contract. The SAI is part of the Contract prospectus and this supplemental prospectus. The table of contents for the SAI is located on the last page of the Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus or call us at 1-800-789-6771. You may also access the SAI as well as other information about the Company, the Separate Account and the Contract at the SEC’s website: http:\\www.sec.gov. The registration number for the Contract is 333-148940.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•	Both the Contracts and a Participant’s interest in the Contract involve investment risk and may lose value.

Our form numbers for the riders are R1815408NW (GLWB rider) and R1815508NW (GMWB rider). These form numbers may vary by state.

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SUPPLEMENT TO EXPENSE TABLES

The following information supplements Table B: Annual Expenses in the Contract prospectus.

	Rider activated before May 1, 2009		Rider activated on or after May 1, 2009
	Current Charge*	Maximum Charge	Current Charge*	Maximum Charge
Guaranteed Lifetime Withdrawal Benefit Rider
Basic Rider (Lifetime GRIP)	0.65%	1.50%	1.30%	1.50%
Rider with Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	1.60%	1.80%
Rider with Spousal Benefit (Lifetime GRIP with Spousal Benefit)	0.80%	1.80%	1.60%	1.80%
Rider with Enhanced Benefit and Spousal Benefit (Lifetime GRIPplus with Spousal Benefit)	0.95%	2.10%	1.90%	2.10%
Guaranteed Minimum Withdrawal Benefit Rider (PayPlan)	0.40%	1.00%	0.80%	1.00%

Only one of these optional Riders may be activated and in effect at any point in time.

•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider.

The Benefit Base Amount starts with your Account Value on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, “excess withdrawals” will reduce the Benefit Base Amount by the same percentage as the percentage reduction in your Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.

The current charges set out in the table are the Rider charges as of May 1, 2019. We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

SUPPLEMENT TO EXAMPLES

The following information supplements the Examples section in the Contract prospectus.

Example for Certificate with Optional Withdrawal Benefit Rider and Maximum Fund Operating Expenses and Rider Charges

Assumptions:

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•

You allocate your purchase payment to the Morningstar Conservative ETF Asset Allocation Portfolio for the periods indicated, which is the Portfolio with the highest expenses (1.00%) among the Portfolios in which the Designated Subaccounts invest.

•

You activate the Guaranteed Lifetime Withdrawal Benefit Rider with both the Enhanced Benefit and the Spousal Benefit when you acquire an interest in the Contract and the maximum rider charge of 2.10% is incurred.

•	The rider rollup rate is 6%.

•	The annual certificate maintenance fee of $40 is incurred.

•	Separate Account annual expenses of 1.00% are incurred.

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By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
In this example, we assume that you surrender your interest in the Contract at the end of the period or you annuitize your interest in the Contract for a fixed period of less than 10 years at the end of the period. In this case, your costs would be:	$957	$1,781	$2,764	$6,410
In this example, we assume that you keep your interest in the Contract and leave your money in the Contract for the entire period or you annuitize your interest in the Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$457	$1,481	$2,664	$6,410

Additional Information about Expenses of the Morningstar Conservative ETF Asset Allocation Portfolio. The Subaccount invests in the Portfolio’s Class II shares. The Conservative Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Conservative Portfolio invests. The Conservative Portfolio’s indirect expenses of investing in the underlying ETFs represents the Conservative Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Conservative Portfolio’s anticipated average invested balance in each Underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ended December 31, 2017. The Conservative Portfolio expenses in the examples will not correlate to the expense ratio in the Conservative Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Conservative Portfolio, not the indirect costs of investing in the underlying ETFs. Excluding the indirect costs of investing in the underlying ETFs, total annual fund operating expenses are 0.82% for the Conservative Portfolio’s Class II shares.

RIDER DEFINITIONS

The following definitions apply to the Lifetime GRIP—Guaranteed Lifetime Withdrawal Benefit Rider, the Lifetime GRIPplus—Guaranteed Lifetime Withdrawal Benefit Rider, and the PayPlan—Guaranteed Minimum Withdrawal Benefit Rider.

Benefit. A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount. The amount on which Benefit payments and Rider charges are based.

Benefit Start Date. The first day that a Benefit under the Rider is to be paid.

Designated Subaccount. Each Subaccount that we designate from time to time to hold funds on which Benefits may be based.

Excess Withdrawal. Each withdrawal from your interest in the Contract on or after the Rider Effective Date except a withdrawal to pay Rider charges or a withdrawal to pay Rider Benefits.

Good Order. We cannot process information or a request until we have received your instructions in “good order” at our administrative office. We will consider information or a request to be in “good order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payments or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Required Minimum Distribution. The amount, if any, that is required to be distributed from your interest in the Contract for the current calendar year under Section 401(a)(9) of the Internal Revenue Code or similar provisions of federal tax law to the extent applicable to your interest in the Contract.

•

For purposes of the Rider, this amount will be computed based on the values of your interest in the Contract without considering any other annuity or tax-qualified account. It will be reduced by all prior withdrawals or Benefit payments from your interest in the Contract made in such calendar year.

•

For purposes of the Rider, we may choose to compute this amount disregarding changes in the federal tax law after the Rider Issue Date that would increase it. We will notify you if we make this choice.

Rider Effective Date. The Certificate Effective Date or Certificate Anniversary on which you activate the Rider.

Rider Issue Date. The date that the Rider is issued with or is added to your Certificate. The Rider Issue Date is set out on the Rider Specifications Page.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

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A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Lifetime Guaranteed Retirement Income Preserver – (“LIFETIME GRIP”)

We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to your Certificate. If you choose to activate the Rider, it will provide guaranteed withdrawal rights for the life of the Insured. You will be entitled to take withdrawals from your interest in the Contract equal to the Benefit amount even if the value of your interest in the Contract is zero. An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.

Lifetime GRIP Definitions

Enhanced Benefit. When elected, an additional Benefit available as set out in the Enhanced Benefit provision of the Rider.

Insured. The person whose lifetime is used to measure the Benefits under the Rider. You are the Insured on the Rider Issue Date. The Insured cannot be changed after the Rider Issue Date. There is one exception to this rule. If the person who is your spouse on the Rider Issue Date becomes the sole owner or successor owner of your interest in the Contract before the Benefit Start Date, then that spouse will become the Insured.

Reset Date. Each of the following dates is a Reset Date:

•	the Rider Effective Date;

•	a Certificate Anniversary on which you elect to reset the Benefit Base Amount;

•

any date before the Benefit Start Date on which ownership of the Insured’s interest in the Contract is transferred to the spouse of the Insured if a Spousal Benefit is not in effect and your Account Value is less than the Benefit Base Amount; and

•

any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a Spousal Benefit is not in effect and the spouse of the Insured becomes the successor owner of the Insured’s interest in the Contract.

Spousal Benefit. When elected, a Benefit that may be available for the life of the Spouse if the Insured dies after the Benefit Start Date. If you wish to add the Spousal Benefit to the Rider, you must elect this benefit at the time that you activate the Rider.

Spouse. The person who is the spouse of the Insured as of the Benefit Start Date. A person will cease to be considered the Spouse at any time that the marriage of the Insured and that person is terminated other than by the Insured’s death. A new Spouse cannot be substituted after the Benefit Start Date.

Activation of the Rider

You may elect to activate the Rider on the Certificate effective date or on any Certificate Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.

At the time of activation, you may elect to activate: (1) the Enhanced Benefit; (2) the Spousal Benefit; or (3) both the Enhanced Benefit and the Spousal Benefit.

Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.

You may not activate the Rider if:

•	you are the Insured and you are age 86 or older;

•	another person is the Insured and that person is age 86 or older;

•	you have not allocated or transferred your Account Value to the Designated Subaccounts;

•	you have activated the Guaranteed Minimum Withdrawal Benefit Rider and it is in effect;

•	an event has occurred that would terminate the Rider; or

•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Certificate, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

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To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your interest in the Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your interest in the Contract.

Consult your tax advisor and registered representative or other financial professional before you activate the Rider.

Required Allocations to Designated Subaccounts

On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select. If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Certificate Anniversary. After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts. The Designated Subaccounts are set out below.

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.

These allocation rules do not apply to amounts held as collateral for a loan under the Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Rider Charge

If you activate the Rider, there is a charge for the Rider for each Certificate Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider.

The Rider charge for a Certificate Year is a percentage of the Benefit Base Amount. The current Rider charge rates as of May 1, 2019 and the maximum Rider charge rates are shown below.

For a Rider Activated Before May 1, 2009	Basic Rider		Rider with Spousal Continuation
	Current	Maximum	Current	Maximum
Standard Benefit (Lifetime GRIP)	0.65%	1.50%	0.80%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	0.95%	2.10%

For a Rider Activated On or After May 1, 2009	Basic Rider		Rider with Spousal Continuation
	Current	Maximum	Current	Maximum
Standard Benefit (Lifetime GRIP)	1.30%	1.50%	1.60%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	1.60%	1.80%	1.90%	2.10%

For purposes of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Certificate Year at the end of that Certificate Year. We will also assess a prorated portion of the Rider charge for a Certificate Year upon surrender of your interest in the Contract or other termination of the Rider.

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We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.

We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount;

•	you take an Excess Withdrawal; or

•	your spouse becomes the owner or successor owner of your interest in the Contract if the Spousal Benefit is not in effect.

If we change the Rider charge, the new Rider charge may apply to any Certificate Year for which we have not yet assessed the charge.

We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.

Benefit Start Date

To begin taking the lifetime withdrawal Benefit, you must first designate a Benefit Start Date.

•	If you are the Insured, you must be at least 55 years old on the Benefit Start Date.

•	If another person is the Insured, that person must be at least 55 years old on the Benefit Start Date.

•	If a Spousal Benefit is in effect, both the Insured and the Spouse must be at least 55 years old on the Benefit Start Date.

•	The Benefit Start Date may not be after the date that the Rider terminates.

To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made.

You must pay off all of your loans under the Contract on or before the Benefit Start Date.

Benefit Payments

We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.

A Benefit payment may be an amount up to the full Benefit amount available on the payment date. A Benefit payment may not be less than $50. A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.

Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your interest in the Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.

All withdrawals from your interest in the Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1⁄2, may be subject to a 10% federal penalty tax.

Benefit Amount

The Benefit amount is the largest total amount that can be taken as a Benefit payment. It is determined each time that a Benefit payment is to be made.

The Benefit amount for a full Certificate Year is determined as follows.

•	Determine the applicable Benefit Percentage (4.0% or 5.0%) from the table below.

•	Add the benefit booster (0.50%) to the Benefit Percentage if your Benefit Start Date is on or after the 10th anniversary of the Rider Effective Date.

•	Multiply the resulting percentage by the Benefit Base Amount on the date that the payment is to be made.

The Benefit amount for the Certificate Year that includes the Benefit Start Date will be prorated. The Benefit amount available for a Certificate Year but not taken during that Certificate Year may not be carried over to the next Certificate Year.

The Benefit amount at any point in time is equal to:

•	the Benefit amount as determined at that point in time; less

•	the amount of each Benefit payment, if any, previously made during the current Certificate Year.

An outstanding loan balance affects the amount of certain Rider benefits.

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Minimum Benefit. The annual Benefit amount for a Certificate Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which the Certificate Year began.

Benefit Percentage

On the Benefit Start Date, the Benefit Percentage is set and will not change.

•	If you are the Insured, the Benefit Percentage is based on your age on the Benefit Start Date.

•	If another person is the Insured on the Benefit Start Date, the Benefit Percentage is based on the Insured’s age on the Benefit Start Date.

•	If the Spousal Benefit is in effect and the Spouse is younger than the Insured, the Benefit Percentage is based on the Spouse’s age on the Benefit Start Date.

Age on Benefit Start Date	Benefit Percentage	Benefit Percentage with Benefit Booster
At least age 55 but under age 59 1⁄2	4.0%	4.5%
Age 59 1⁄2 or older	5.0%	5.5%

Benefit Base Amount

The Benefit Base Amount is determined as follows.

•	Determine your Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received for your interest in the Contract since the most recent Reset Date.

•	Add Rollup Amounts credited to the Benefit Base Amount since the most recent Reset Date.

•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.

An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section.

Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they generally reduce values related to your interest in the Contract, the Death Benefit, and the amount available for annuitization.

The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Rollup Amounts

A rollup amount is a minimum guaranteed increase in the Benefit Base Amount.

The rollup amount for a Certificate Year is calculated as follows.

•	Start with the rollup percentage of 6.0%.

•	Add the rollup booster (1.0%) if the Certificate Year began after the 10th anniversary of the Rider Effective Date and there has been no Excess Withdrawal in any prior Certificate Year.

•	Multiply the resulting percentage by the rollup base.

The rollup base for a Certificate Year is calculated as follows.

•	Determine your Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received for your interest in the Contract since the most recent Reset Date but before the beginning of the current Certificate Year.

•

Add Purchase Payments that we have received for your interest in the Contract during that Certificate Year multiplied by a fraction representing that portion of the Certificate Year that the Purchase Payment was held with respect to your interest in the Contract.

•	Subtract any amount not held in a Designated Subaccount at the end of that Certificate Year.

A rollup period begins on any Reset Date that is before the Benefit Start Date and ends on the earliest of: (1) the completion of 10 Certificate Years, measured from the most recent Reset Date; (2) the date that you take an Excess Withdrawal; or (3) the Benefit Start Date.

A reset occurring within a rollup period will not end the rollup period but will extend it. We will credit rollup amounts to the Benefit Base Amount at the end of each full Certificate Year that is included in a rollup period. We will not credit any rollup amount for a Certificate Year unless the full Certificate Year is included in a rollup period.

Excess Withdrawal Adjustments

The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.

•	Determine the percentage reduction in your Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.

•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.

•	Subtract this proportional reduction amount from the Benefit Base Amount.

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Example Showing Percentage Reduction

Account Value			Benefit Base Amount
Before Withdrawal		$160,000	Before Withdrawal		$200,000
Minus Withdrawal	–$	40,000	Minus Reduction	–$	50,000
After Withdrawal		$120,000	After Withdrawal		$150,000

Percentage Reduction			Percentage Reduction
40,000 / 160,000 =		25%	50,000 / 200,000 =		25%

A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section.

If you take an Excess Withdrawal in a Certificate Year, we will not credit any Rollup Amount to the Benefit Base Amount at the end of that Certificate Year. If you take an Excess Withdrawal, the rollup booster will no longer be available to you.

If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Certificate Year for which the charge has not yet been taken.

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Note that a Required Minimum Distribution taken from your interest in the Contract before the Benefit Start Date is an Excess Withdrawal. On the other hand, a Required Minimum Distribution taken from your interest in the Contract on or after the Benefit Start Date is not an Excess Withdrawal.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Resetting the Benefit Base Amount

As of each Certificate Anniversary that the Rider is in effect and after any rollup amount for the prior Certificate Year is credited, you may elect to reset the Benefit Base Amount to the Account Value on that Certificate Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Certificate Anniversary.

A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Certificate Anniversary.

If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Certificate Year for which the charge has not yet been taken.

You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Certificate Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Certificate Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Certificate Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Certificate Anniversary.

Examples showing how the Benefit Base Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section.

Termination of Benefit Payments

All rights to take Benefit payments will end on the earliest of:

•	the date that the Insured dies, if the Spousal Benefit is not in effect;

•	the date that the Insured dies if the Spousal Benefit is in effect but no Spouse survives the Insured;

•	the date that the Spouse dies, if the Spousal Benefit is in effect and the Spouse survives the Insured;

•	the completion of the maximum period that a benefit can be paid under the applicable rules of the Internal Revenue Code or similar provisions of the federal tax law; or

•	the date that the Rider terminates.

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Lifetime Guaranteed Retirement Income Preserver Plus— (“Lifetime GRIPplus”)

The Rider will provide an enhanced benefit after age 65 if you elect the Enhanced Benefit at the time that you activate the Rider. To elect the Enhanced Benefit, you must make a Written Request.

If you elect the Enhanced Benefit, the Benefit amount (before any Benefit booster) will be doubled for one Certificate Year provided the following conditions are satisfied:

•	you make a Written Request to take the Enhanced Benefit before the beginning of the Certificate Year;

•	the Certificate Year begins on or after the Benefit Start Date;

•	if the Insured is living, the Certificate Year begins on or after the date that the Insured has reached age 65;

•	if a Spousal Benefit is in effect and the Spouse is living, the Certificate Year begins after the date that the Spouse has reached age 65;

•	you have not already taken the Enhanced Benefit; and

•	the Rider has not terminated.

There is an additional charge for the Enhanced Benefit. Currently, the additional charge for the Enhanced Benefit for a Certificate Year is 0.30% of the Benefit Base Amount. The additional charge for the Enhanced Benefit will never exceed 0.30% of the Benefit Base Amount.

Spousal Benefit

The Rider will provide withdrawal rights for the Spouse of the Insured if you elect the Spousal Benefit at the time that you activate the Rider. To elect the Spousal Benefit, you must make a Written Request.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his or her lifetime, a withdrawal Benefit provided the following conditions are satisfied: (1) you added the Spousal Benefit at the time that you activated the Rider; (2( the Spouse and the Insured are still married when the Insured dies; and (3)the Spouse is the sole Beneficiary and elects to become the successor owner of your interest in the Contract. The Spousal Benefit will only be of value if all of these conditions are satisfied.

There is an additional charge for the Spousal Benefit. Currently, the additional charge for the Spousal Benefit for a Certificate Year is 0.30% of the Benefit Base Amount. The additional charge for the Spousal Benefit will never exceed 0.30% of the Benefit Base Amount.

The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.

If, during the life of the Insured and after the Benefit Start Date, the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

The election of the Spousal Benefit will not change the death benefit provisions with respect to your interest in the Contract.

Examples for Guaranteed Lifetime Withdrawal Benefit Rider

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

•

Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.

•	Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit year.

•	Then assume that, when your Account Value is $115,000, you withdraw $20,000 from your interest in the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	–6,250

Excess Withdrawal	$13,750

Step Two: Calculate your Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	–6,250

Account Value before Excess Withdrawal	$108,750

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Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	–15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount. The examples assume that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider anniversary on which your Account Value has increased over the Benefit Base Amount.

The Benefit Base Amount is your Account Value on the most recent Reset Date, plus Purchase Payments received and rollup amounts credited since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider Anniversary	Purchase Payment	Account Value	Rollup Amount Credited For prior year		Benefit Base Amount for following year
0	$100,000	$100,000	n/a		$100,000	(initial reset)
1		105,000	$6,000	(6% of $100,000)	106,000	(rollup)
2	50,000	160,000	6,000	(6% of $100,000)	162,000	(rollup + payment)
3		170,000	9,000	(6% of $150,000)	171,000	(rollup)
4		185,000	9,000	(6% of $150,000)	185,000	(elective reset)
5		183,000	11,100	(6% of $185,000)	196,100	(rollup)
6		180,000	11,100	(6% of $185,000)	207,200	(rollup)
7		202,000	11,100	(6% of $185,000)	218,300	(rollup)
8		230,000	11,100	(6% of $185,000)	230,000	(elective reset)
9		238,000	13,800	(6% of $230,000)	243,800	(rollup)

Example 2	Assume:		Then:
Rider Anniversary	Payment or Withdrawal	Account Value	Rollup Amount Credited For prior year		Benefit Base Amount for following year
0	$100,000	$100,000	n/a		$100,000	(initial reset)
1		105,000	$6,000	(6% of $100,000)	106,000	(rollup)
2	-22,000	88,000	6,000	(6% of $100,000)	89,600	(rollup – adjustment)
3		93,500	n/a	(excess withdrawal )	93,500	(elective reset)
4		101,750	5,610	(6% of $93,500)	101,750	(elective reset)
5		100,650	6,105	(6% of $101,750)	107,855	(rollup)
6		99,000	6,105	(6% of $101,750)	113,960	(rollup)
7		111,100	6,105	(6% of $101,750)	120,065	(rollup)
8		126,500	6,105	(6% of $101,750)	126,500	(elective reset)
9		130,900	7,590	(6% of $126,500)	134,090	(rollup)

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The Account Values assumed in these examples are for illustration purposes only and are not intended to predict the performance of the Designated Subaccounts.

Rollup Amounts. The rollup amounts ensure that the Benefit Base Amount will grow by a minimum factor over a period of up to 10 years since the most recent Reset Date.

In the first example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except the 4th and 8th Rider anniversaries.

In the second example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except for the 3rd, 4th, and 8th Rider anniversaries. In addition, there is no rollup amount credited at the end of the 3rd Certificate Year because of the Excess Withdrawal taken on the 2nd Rider anniversary (which is the beginning of the 3rd Certificate Year).

Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in your Account Value. It also restarts the period during which rollup amounts may be credited and the base on which they are calculated.

In both examples, a reset election is made on the 4th and 8th Rider anniversaries because the Account Value has grown to an amount greater than the Benefit Base Amount (including rollup amounts).

In the second example, the loss of the rollup amount on account of the Excess Withdrawal also gives rise to a reset on the 3rd Rider anniversary.

Please note that, if you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

PayPlan

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to your Certificate. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even if the value of your interest in the Contact is zero. An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.

PayPlan Definitions

Reset Date. Each of the following dates is a Reset Date:

•	the Rider Effective Date;

•	a Certificate Anniversary on which you elect to reset the Benefit Base Amount;

•	any date on which you assign or transfer an interest in your interest in the Contract to your spouse if your Account Value is less than the Benefit Base Amount; and

•

any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a spouse becomes the successor owner of your interest in the Contract and your Account Value on that date is less than the Benefit Base Amount.

Activation of the Rider

You may elect to activate the Rider on the Certificate effective date or on any Certificate Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.

Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.

You may not activate the Rider if:

•	you are age 86 or older;

•	you have not allocated or transferred your Account Value to the Designated Subaccounts;

•	you have activated the Guaranteed Lifetime Withdrawal Benefit Rider and it is in effect;

•	an event has occurred that would terminate the Rider; or

•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Certificate, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

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To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your interest in the Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your interest in the Contract.

Consult your tax advisor and registered representative or other financial professional before you activate the Rider.

Required Allocations to Designated Subaccounts

On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select. If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Certificate Anniversary. After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts. The Designated Subaccounts are set out below.

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.

These allocation rules do not apply to amounts held as collateral for a loan under the Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Rider Charge

If you activate the Rider, there is a charge for the Rider for each Certificate Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider.

The Rider charge for a Certificate Year is a percentage of the Benefit Base Amount. The current Rider charges rates as of May 1, 2019 and the maximum Rider charge rates are shown below.

	Current	Maximum
For a Rider activated before May 1, 2009	0.40%	1.00%
For a Rider activated on or after May 1, 2009	0.80%	1.00%

For purpose of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Certificate Year at the end of that Certificate Year. We will also assess a prorated portion of the Rider charge for a Certificate Year upon surrender of your interest in the Contract or other termination of the Rider.

We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.

We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you do so on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount;

•	you take an Excess Withdrawal;

•	you assign or transfer an interest in your interest in the Contract; or

•	a spouse becomes the successor owner of an interest in the Contract.

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The Rider charge will never exceed 1.00% of the Benefit Base Amount. If we change the Rider charge, the new Rider charge may apply to any Certificate Year for which we have not yet assessed the charge.

We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.

Benefit Start Date

To begin taking the withdrawal Benefit, you must first designate a Benefit Start Date. You must be at least 55 years old on the Benefit Start Date. The Benefit Start Date may not be after the date that the Rider terminates.

To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made. You must pay off all of your loans under the Contract on or before the Benefit Start Date.

Benefit Payments

We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.

A Benefit payment may be an amount up to the full Benefit amount available on the payment date. A Benefit payment may not be less than $50. A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.

Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your interest in the Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.

All withdrawals from your interest in the Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1⁄2, may be subject to a 10% federal penalty tax.

Benefit Amount

The Benefit amount is the largest total amount that can be taken as a Benefit payment on or after the Benefit Start Date. It is determined each time that a Benefit payment is to be made.

The annual Benefit amount is 5% of the Benefit Base Amount on the date that the payment is to be made. The annual Benefit amount for the Certificate Year that includes the Benefit Start Date will be prorated. The Benefit amount available for a Certificate Year but not taken during that Certificate Year may not be carried over to the next Certificate Year.

The Benefit amount available at any point in time on or after the Benefit Start Date is equal to:

•	the annual Benefit amount as then determined; less

•	the amount of any Benefit payment previously made during the current Certificate Year.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Benefit. The annual Benefit amount for a Certificate Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which that Certificate Year began.

Benefit Base Amount

The maximum total Benefits under the Rider will be equal to the Benefit Base Amount.

The Benefit Base Amount is determined as follows.

•	Determine your Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received for your interest in the Contract since the most recent Reset Date.

•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.

An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section.

Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. In addition, they generally reduce values related to your interest in the Contract, the Death Benefit, and the amount available for annuitization.

The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

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Excess Withdrawal Adjustments

The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.

•	Determine the percentage reduction in your Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.

•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.

•	Subtract this proportional reduction amount from the Benefit Base Amount.

Example Showing Percentage Reduction

Account Value			Benefit Base Amount
Before Withdrawal		$160,000	Before Withdrawal		$200,000
Minus Withdrawal	–$	40,000	Minus Reduction	–$	50,000

After Withdrawal		$120,000	After Withdrawal		$150,000
Percentage Reduction 40,000 / 160,000 =		25%	Percentage Reduction 50,000 / 200,000 =		25%

A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section.

If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Certificate Year for which the charge has not yet been taken.

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Resetting the Benefit Base Amount

As of each Certificate Anniversary that the Rider is in effect, you may elect to reset the Benefit Base Amount to the Account Value on that Certificate Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Certificate Anniversary.

A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Certificate Anniversary. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Certificate Year for which the charge has not yet been taken.

You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Certificate Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Certificate Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Certificate Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account value is higher than the Benefit Base Amount on the Certificate Anniversary.

Examples showing how the Benefit Base Amount is calculated and how resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section.

Duration of Benefits

All rights to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

The right to take Benefit payments will end on the earliest of:

•	the date that total Benefit payments since the most recent Reset Date equal the current Benefit Base Amount;

•

the completion of the maximum period that a benefit can be paid under the rules of Section 72(s) or Section 401(a)(9) of the Internal Revenue Code or the similar provisions of federal tax law to the extent applicable to your interest in the Contract; or

•	the date that the Rider terminates.

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Your right to take Benefit payments will last for 20 years if all of the following conditions are met: (1) each year you take Benefit payments exactly equal to 5% of the Benefit Base Amount, (2) you do not take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take Benefit payments of less than 5% of the Benefit Base Amount, your right to take Benefit payments may last for more than 20 years. If you take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take Benefit payments may last for fewer than 20 years.

Examples for Guaranteed Minimum Withdrawal Benefit Rider

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

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Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.

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Now assume that, in the first and second Benefit years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from your interest in the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	–6,250

Excess Withdrawal	$13,750

Step Two: Calculate your Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	–6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	–15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New minimum withdrawal Benefit amount	$5,460
Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit years	–18,750

Benefits remaining	$90,445

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Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated. It assumes that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider Anniversary on which your Account Value has increased over the Benefit Base Amount.

The Benefit Base Amount is your Account Value on the most recent Reset Date, plus Purchase Payments received since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider Anniversary	Purchase Payment	Account Value	Benefit Base Amount for following year
0	$100,000	$100,000	$100,000	(initial reset)
1		105,000	105,000	(elective reset)
2	50,000	160,000	160,000	(elective reset)
3		170,000	170,000	(elective reset)
4		185,000	185,000	(elective reset)
5		183,000	185,000
6		180,000	185,000
7		202,000	202,000	(elective reset)
8		230,000	230,000	(elective reset)
9		238,000	238,000	(elective reset)

Example 2	Assume:		Then:
Rider Anniversary	Payment or Withdrawal	Account Value	Benefit Base Amount for following year
0	$100,000	$100,000	$100,000	(initial reset)
1		105,000	105,000	(elective reset)
2	-22,000	88,000	88,000	(elective reset)
3		93,500	93,500	(elective reset)
4		101,750	101,750	(elective reset)
5		100,650	101,750
6		99,000	101,750
7		111,100	111,100	(elective reset)
8		126,500	126,500	(elective reset)
9		130,900	130,900	(elective reset)

The Account Values assumed in these examples are for illustration purposes only and are not intended to predict the performance of the Designated Subaccounts.

Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in your Account Value.

In both examples, a reset election is made on each Rider anniversary other than the 5th and 6th anniversaries because the Account Value has grown to an amount greater than the prior Benefit Base Amount.

In the first example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $160,000 is greater than the prior Benefit Base Amount ($105,000) plus the Purchase Payment ($50,000).

In the second example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $88,000 is greater than the prior Benefit Base Amount ($105,000) less the adjustment for the Excess Withdrawal (20% or $21,000).

If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

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OTHER INFORMATION ABOUT THE RIDERS

Unless otherwise noted, the following information applies to the Lifetime GRIP—Guaranteed Lifetime Withdrawal Benefit Rider, the Lifetime GRIPplus—Guaranteed Lifetime Withdrawal Benefit Rider, and the PayPlan—Guaranteed Minimum Withdrawal Benefit Rider.

Impact of the Rider on Your Interest in the Contract

Purchase Payments. If you activate the Rider, the following restrictions on Purchase Payments will apply.

•	Following the Rider Effective Date, we may decline to accept Purchase Payments for your interest in the Contract in excess of $50,000 per Certificate Year.

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Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments for your interest in the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments for your interest in the Contract.

•	We reserve the right to impose additional restrictions on Purchase Payments after the Benefit Start Date.

Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your interest in the Contract to less than $500. We will not terminate your interest in the Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Exhausted Account Value. If your Account Value is completely exhausted by payment of Rider charges or Benefits or because the value of a Designated Subaccount falls to zero:

•	your interest in the Contract will not terminate until the Rider terminates; however, the only benefits available will be those provided by the Rider;

•	no additional Purchase Payments may be made with respect to your interest in the Contract;

•	no Excess Withdrawals are possible; and

•	your interest in the Contract cannot be annuitized.

Annuity Benefit with Lifetime GRIP Rider or Lifetime GRIPplus Rider. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

The Annuity Benefit with respect to your interest in the Contract will be not less than the Benefit amount determined as of your original Annuity Commencement Date shown on the Certificate specifications page if:

•	you elect to annuitize your interest in the Contract with annual payments under a lifetime benefit option;

•	the actual Annuity Commencement Date is on or after the original Annuity Commencement Date; and

•	the actual Annuity Commencement Date occurs while the Rider is in effect and after the Benefit Start Date.

For variable dollar payments, this minimum benefit is calculated as of the applicable Commencement Date. Actual payments may drop below this minimum if Benefit Unit Values fall.

Annuity Benefit with PayPlan Rider. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Rider Provisions Related to Loans

If the Contract allows loans:

•	an offset after the Rider Effective Date related to a Contract loan on which you have defaulted will be considered an Excess Withdrawal;

•	all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date; and

•	no new loans may be taken after the Benefit Start Date so long as the Rider is in effect.

In addition, special allocation rules apply to amounts held as collateral for loans. These rules are summarized in the table below.

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Time/Period	Transfer Rule
At the time of activation	You are not required to transfer to a Designated Subaccount the portion of your Account Value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Impact of Rider Benefit Payments and Charges

Withdrawals made from your interest in the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount withdrawn will not be subject to an early withdrawal charge;

•	the amount withdrawn may be less than $500;

•	the amount withdrawn may reduce your Account Value below $500;

•	we will not terminate your interest in the Contract if the amount withdrawn reduces your Account Value below $500; and

•	the amount withdrawn may completely exhaust your Account Value.

Withdrawals to pay Benefits will reduce the amount that may otherwise be taken without an early withdrawal charge or other charge or fee pursuant to the Free Withdrawal Privilege.

Termination of the Rider

All rights under the Rider will terminate upon any one of the following to happen:

•	your Written Request to decline or terminate the Rider;

•	a failure to hold funds in the Designated Subaccounts;

•	an Excess Withdrawal that reduces the Benefit Base Amount below $1,250;

•	the complete payment of all Benefits that are due under the Rider; or

•	the surrender or annuitization of your interest in the Contract.

In addition, all rights under the Lifetime GRIP Rider or the Lifetime GRIPplus Rider will terminate upon any of the following to happen:

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a death that would give rise to a Death Benefit with respect to your interest in the Contract, unless the Insured’s Spouse becomes the successor owner of the Insured’s interest in the Contract before the Benefit Start Date or the Insured’s Spouse becomes the successor owner of the Insured’s interest in the Contract when a Spousal Benefit is in effect; or

•

a transfer or assignment of an interest in the Contract unless to the Insured or to the spouse of the Insured before the Benefit Start Date, or to the Insured’s Spouse when a Spousal Benefit has been elected.

In addition, all rights under the PayPlan Rider will terminate upon any one of the following to happen:

•	a death that would give rise to a Death Benefit under the Contract, unless a spouse is the sole Beneficiary and elects to become the successor owner of the Contract; or

•	a transfer or assignment of an interest in the Contract unless to the Owner’s spouse.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

Access100 Contracts

ContributorPlus® Contracts

Flex(b) Contracts

TotalGroup® Contracts

Transition20® Contracts

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019

This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account C (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of a Contract prospectus dated May 1, 2019, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771 or visit us at our website www.gaig.com/annuities/pages/variable-compliance-docs.aspx to request a copy.

We filed a separate Registration Statement with the SEC under the Securities Act of 1933 relating to each Contract. This Statement of Additional Information was filed as a part of each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be accessed at the SEC’s web site www.sec.gov. The SEC file number for each Contract is shown below.

Access100 Contracts	File No. 333-148676
ContributorPlus Contracts	File No. 333-148459
Flex(b) Contracts	File No. 333-148444
TotalGroup Contracts	File No. 333-148940
Transition20 Contracts	File No. 333-148387

Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.

We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”) which is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

Separate Account and Subaccounts

We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. It is divided into Subaccounts that invest in corresponding Portfolios. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of the applicable prospectus.

PORTFOLIOS

General Information

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

Revenue We Receive from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. A Portfolio may also compensate the Company or Great American Advisors®, Inc. (“GAA”) for the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of the Company variable annuity products that invest in the Portfolios. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments.

The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments.

Rule 12b-1 Fees. The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.00% to 0.25%. Payments made under a Portfolio’s Rule 12b-1 plan are generally deducted from the Portfolio’s assets.

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Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.00% to 0.25% and may be significant. Some service providers may pay more in Support Fees than others. The amount of Support Fees received by the Company and/or GAA may be significant.

Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC Contracts. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. AILIC Contract owners, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of AILIC Contracts, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amount of such other payments received by the Company and/or GAA may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

SERVICES

Telephone, Facsimile and Internet Instructions for Transfer Requests

We currently accept transfer requests by telephone, by facsimile or over the Internet. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

We will not be liable for complying with transfer instructions that we reasonably believe are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that are not in good order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. You or the person controlling payments will bear the risk of such loss.

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

Records and Reports

We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

Experts

The financial statements of the Separate Account at December 31, 2018 and for the periods indicated in the financial statements, and of the Company at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of the Contracts, we reserve the right to discontinue offering any Contract.

Compensation Paid to GAA

Great American Advisors®, Inc. (“GAA”) is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company (the “Variable Accounts”). In the last three fiscal years, GAA received underwriting commissions in the amounts set out below and subsequently paid those amounts to selling firms in its distribution network: $3.15 million in 2018, $3.52 million in 2017, and $3.76 million in 2016. GAA did not retain any underwriting commissions in the last three fiscal years. Commission information is shown in the aggregate for all variable annuity contracts issued by the Variable Accounts.

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Special Compensation Paid to GAA

GAFRI, an affiliate of the Company, pays for some of GAA’s operating and other expenses, including overhead, legal, and accounting fees. The Company may pay for certain sales expenses of GAA, such as marketing materials and advertising expenses, and certain other expenses of distributing the Contracts.

Additional Compensation Paid to Selected Selling Firms

To the extent permitted by FINRA rules, the Company may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursements to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements. In addition, the Company may pay certain selling firms additional cash amounts in the form of shelf space or preferred status fees in return for enhanced marketing services and increased access to the selling firm’s sales representatives. Payments for preferred status treatment of AILIC Contracts in the selling firm’s marketing programs are based on past or anticipated sales of AILIC Contracts and other criteria. In addition to revenue sharing payments and compensation for preferred status, such selling firms may receive separate compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring conferences and seminars, paying travel expenses incurred in connection with these events, sponsoring sales and advertising campaigns for AILIC Contracts, and/or other services they provide to the Company. To the extent permitted by law, the Company and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell AILIC Contracts. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

In 2018, payments of less than $25,000 were made to the following selling firms in connection with conference sponsorships: Lincoln Investment Planning, Inc.; and PlanMember Securities Corp.

ANNUITANTS

The Annuitant is the natural person on whose life Annuity Benefit payments are based.

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For a Tax Qualified Contract. The Annuitant must be the Owner. If the Owner is a plan sponsor or trustee, then the Annuitant is the designated natural person for whose benefit the Contract was purchased and this designation cannot be changed.

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For any other Contract. The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.

•	A designation may name 2 or more natural persons jointly as the Annuitant. On the death of a joint Annuitant, the survivor will become the sole Annuitant.

•	A designation may name a natural person as contingent Annuitant. A contingent Annuitant will become the Annuitant only if there is no surviving primary Annuitant.

•	Except as provided below, you generally may make or change a designation of Annuitant at any time before the Commencement Date. A designation of Annuitant must be made by Written Request.

•	A designation of Annuitant may not be made or changed at any time that an Owner is a non-natural person unless it is before the Contract effective date.

•	Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.

Annuity Benefit payments generally will be made to the Annuitant as payee. There are 2 exceptions to this general rule:

•	If you are not the Annuitant, you can elect to have the Annuity Benefit payments made to yourself as payee.

•	Annuity Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

BENEFICIARIES

The Beneficiary is the person entitled to receive any Death Benefit that is to be paid under this Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).

•	If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you.

•	If there is no joint owner who survives you, than the Beneficiary is the person or persons whom you designate.

•	If there is no joint owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.

If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.

Death Benefit payments generally will be made to the Beneficiary as payee. There are 2 exceptions to this general rule.

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•	If the Beneficiary is a non-natural person, the Beneficiary may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments.

•	Death Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

Death Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.

Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

How to Designate a Beneficiary or Change a Designation

You may make or change a designation of Beneficiary at any time so long as you have not specified that a prior designation is irrevocable and no death has occurred for which a Death Benefit is payable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable.

Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.

PAYEES

A payee is a person to whom benefits are paid under this Contract.

•	For a Tax Qualified Contract. You are the Annuitant under the Contract, and as the Annuitant, you are the payee of the Annuity Benefit. The Beneficiary is the payee of the Death Benefit.

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For any other Contract. The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee. The Beneficiary is the payee of the Death Benefit.

Designation of Other Payees

A designation or change of payee or contingent payee must be made by Written Request. In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee or contingent payee at any time will change this.

Irrevocable naming of a payee other than the Owner can have adverse tax consequences.

Designation of Payees for Annuity Benefits. You may designate a contingent payee to receive Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee. If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the last payee who received payments. Failing that, we will make such payments to the estate of the last payee who received payments.

Unless you have specified that a prior designation is irrevocable, you may designate or change the payee or contingent payee at any time subject to the limits on primary payees set out in the Settlement Options section of this prospectus.

Designation of Payees for Death Benefits. As part of any Death Benefit settlement option election that you make, you may designate a contingent payee to receive Death Benefit payments that are payable with respect to a payment interval that ends after the death of the Beneficiary. If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the Beneficiary. Failing that, we will make such payments to the estate of the last payee who received payments.

A Beneficiary may not change a contingent payee designation made by you as part of any Death Benefit settlement option election that you made. A Beneficiary may make or change any other payee or contingent payee designation at any time.

A Beneficiary that is a non-natural person may elect to have payments based on the life of person to whom the Beneficiary is obligated. This election may be made by Written Request before the Death Benefit Commencement Date.

GLOSSARY OF FINANCIAL TERMS

Account Value

The aggregate value of your interest in the Fixed Accumulation Account and all of the Subaccounts is referred to as the Account Value. The Account Value at any time is net of any fees, charges, deductions, withdrawals, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

6

Variable Account Value

The value of your interest in all of the Subaccounts is the Variable Account Value. At any time before the Annuity Commencement Date, the Variable Account Value for this Contract is equal to the sum of the values of your interest in each Subaccount. The value of your interest in a Subaccount is equal to the number of your Accumulation Units for that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. These values are determined as of the end of the preceding Valuation Period.

Fixed Account Value

The value of your interest in the Fixed Accumulation Account is the Fixed Account Value. At any time before the Annuity Commencement Date, the Fixed Account Value for this Contract is equal to:

•	Purchase Payment(s) that are allocated to the Fixed Accumulation Account; plus

•	amounts transferred to the Fixed Account; plus

•	interest credited to the Fixed Account; less

•	any withdrawals, surrender, and transfers from the Fixed Account; and less

•	any fees, charges, deductions and other adjustments made as described in the Contract.

Accumulation Unit

The accumulation unit is a unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the Accumulation Unit Value.

Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.

The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values.

Net Investment Factor

The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.

The formula for determining the Net Investment Factor for any Subaccount for any Valuation Period is:

(A / B)	–	C	=	Net Investment Factor

In this formula, A equals:

•	the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the applicable Valuation Period; plus

•

the per share amount of any dividend or net capital gain distributions made by the Portfolio held in the Subaccount, if the “ex-dividend” date occurs during the applicable Valuation Period; plus or minus

•	a per share credit or charge for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Subaccount.

In this formula, B equals the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the preceding Valuation Period.

In this formula, C equals the sum of the Mortality and Expense Risk Charge and the Administration Charge to be deducted from the Subaccount for the number of days in the applicable Valuation Period.

The term Net Asset Value in the formula above means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.

7

Benefit Unit Transfer Formulas

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas.

BU1 (trans)	=	The number of Benefit Units to be transferred from a given Subaccount
UNIT1 - BU1 (trans)	=	The number of the Contract Owner’s Benefit Units remaining in the given Subaccount (after the transfer)
BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount
UNIT2 + BU2 (trans)	=	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

BU2 (trans) = BU1 (trans) * BUV1 / BUV2.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

FORM OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.

Fixed Dollar Payments

The amount to be applied to Fixed Dollar payments is the Fixed Account Value as of the Commencement Date. It will include the amount of any transfer to Fixed Dollar payments that is made from the Separate Account on that date. It will not include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of the end of the Valuation Period that precedes the Commencement Date. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.

Fixed Dollar payments are determined as follows. We start with the amount to be applied to Fixed Dollar payments. We then deduct a pro-rata portion of the Contract/Certificate maintenance fee. The resulting amount, expressed in thousands of dollars is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected. Fixed Dollar payments will remain level for the duration of the payment period.

Variable Dollar Payments

The amount to be applied to Variable Dollar payments is the Variable Account Value as of the end of the Valuation Period that precedes the Commencement Date. It will include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of that same time. It will be reduced by the amount of any transfer to Fixed Dollar payments that is to be made from the Separate Account on the Commencement Date. An amount that is transferred from the Fixed Accumulation Account will be allocated among the Subaccounts by Written Request. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.

The Variable Dollar base payment on the Commencement Date is determined as follows. We start with the amount to be applied to Variable Dollar payments, expressed in thousands of dollars. This amount is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected.

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The total amount of each Variable Dollar payment will be equal to the sum of the payments from each Subaccount. The payment from each Subaccount is found by multiplying the number of Benefit Units held in that Subaccount for such Variable Dollar payments by the Benefit Unit Value for that Subaccount. We do this as of the end of the fifth Valuation Period before the date that the payment is due.

Subsequent to the Commencement Date, the actual amount of each Variable Dollar payment will reflect the investment performance of the Subaccount(s) selected. It may vary from payment to payment.

We will deduct a pro-rata portion of the Contract/Certificate Maintenance Fee from each payment.

Number of Benefit Units. The number of Benefit Units in each Subaccount held for Variable Dollar payments is determined as follows. We divide the dollar amount of the Variable Dollar base payment from each Subaccount by the Benefit Unit Value for that Subaccount as of the Commencement Date. The number of Benefit Units in each Subaccount will change if the person controlling payments makes transfers among Subaccounts. The Benefit Units in each Subaccount will change proportionally to a change in the base payment due to any change in the payment interval or as specified by the settlement option. Otherwise, the number of Benefit Units remains fixed during the payment period.

Benefit Unit Values. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income / Investor Control

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of variable annuity contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a non-tax-qualified variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of non-tax-qualified variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

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Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. For a Contract that is not tax-qualified, these differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral on Non-tax qualified Contracts / Diversification

IRC Section 817(h) requires that with respect to Contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not tax-qualified.

FINANCIAL STATEMENTS

The financial statements of the Separate Account at December 31, 2018 and for the periods indicated in the financial statements, and the Company’s financial statements at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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ANNUITY INVESTORS VARIABLE ACCOUNT C

Financial Statements

Year ended December 31, 2018

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C

FINANCIAL STATEMENTS

Year Ended December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company

and

Contract Holders of Annuity Investors Variable Account C

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account C (the Separate Account), as of December 31, 2018, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 2002

Cincinnati, OH

April 26, 2019

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Appendix
AB Variable Products Series Fund, Inc.	Dreyfus Variable Investment Funds
AB International Value Portfolio-Class B	Appreciation Portfolio-Service Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Government Money Market Portfolio
Invesco V.I. American Value Fund-Series I Shares	Franklin Templeton Variable Insurance Products Trust
Invesco V.I. Comstock Fund-Series I Shares	Franklin Mutual Global Discovery VIP Fund-Class 2
Invesco V.I. Core Equity Fund-Series I Shares	Franklin Mutual Shares VIP Fund-Class 2
Invesco V.I. Diversified Dividend Fund-Series I Shares	Franklin Small Cap Value VIP Fund-Class 2
Invesco V.I. Health Care Fund-Series I Shares	Franklin U.S. Government Securities VIP Fund-Class 2
Invesco V.I. Global Real Estate Fund-Series II Shares	Templeton Foreign VIP Fund-Class 2
Invesco V.I. Government Securities Fund-Series II Shares	Templeton Global Bond VIP Fund-Class 2
Invesco V.I. International Growth Fund-Series II Shares	Janus Aspen Series
Invesco V.I. Managed Volatility Fund-Series II Shares	Janus Henderson VIT Balanced Portfolio-Service Shares
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	Janus Henderson VIT Enterprise Portfolio-Service Shares
Invesco V.I. Mid Cap Growth Fund-Series II Shares	Janus Henderson VIT Global Research Portfolio-Service Shares
Invesco V.I. Small Cap Equity Fund-Series I Shares	Janus Henderson VIT Overseas Portfolio-Service Shares
ALPS Variable Investment Trust	Janus Henderson VIT Research Portfolio-Service Shares
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	Morgan Stanley Variable Insurance Fund, Inc.
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	Core Plus Fixed Income Portfolio - Class I
Morningstar Growth ETF Asset Allocation Portfolio-Class II	Mid Cap Growth Portfolio - Class I
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	U.S. Real Estate Portfolio - Class I
American Century Variable Portfolios, Inc.	Neuberger Berman Advisers Management Trust
VP Capital Appreciation Fund-Class I	Guardian Portfolio-Class S
VP Large Company Value Fund-Class II	Mid Cap Growth Portfolio-Class S
VP Mid Cap Value Fund-Class II	Oppenheimer Variable Account Funds
VP Ultra® Fund-Class II	Oppenheimer Capital Appreciation Fund/VA-Service Shares
Calamos® Advisors Trust	Oppenheimer Conservative Balanced Fund/VA-Service Shares
Calamos® Growth and Income Portfolio	Oppenheimer Global Fund/VA-Service Shares
Davis Variable Account Fund, Inc.	Oppenheimer Main Street Fund®/VA-Service Shares
Davis Value Portfolio	Oppenheimer Main Street Small Cap Fund/VA-Service Shares
Deutsche DWS Variable Series II	PIMCO Variable Insurance Trust
DWS International Growth VIP-Class A	PIMCO High Yield Portfolio - Administrative Class
DWS Small Mid Cap Value VIP-Class B	PIMCO Real Return Portfolio - Administrative Class
Dreyfus Investment Portfolios	PIMCO Total Return Portfolio - Administrative Class
MidCap Stock Portfolio-Service Shares	Rydex Variable Trust
Technology Growth Portfolio-Initial Shares	Guggenheim Long Short Equity Fund
Dreyfus Stock Index Fund, Inc. - Service Shares	Wilshire Variable Insurance Trust
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares	Wilshire Global Allocation Fund

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ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2018

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	48,403.328	$662,781	$594,877
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	270,680.301	4,550,527	3,751,629
Invesco V.I. Comstock Fund-Series I Shares	349,651.270	6,314,507	5,636,378
Invesco V.I. Core Equity Fund-Series I Shares	13,947.600	455,275	431,539
Invesco V.I. Diversified Dividend Fund-Series I Shares	15,875.440	395,342	376,248
Invesco V.I. Global Real Estate Fund-Series II Shares	259,743.586	4,115,532	3,903,946
Invesco V.I. Government Securities Fund-Series II Shares	44,079.630	509,607	490,165
Invesco V.I. Health Care Fund-Series I Shares	34,224.730	959,969	801,201
Invesco V.I. International Growth Fund-Series II Shares	58,744.096	2,061,045	1,909,771
Invesco V.I. Managed Volatility Fund-Series II Shares	85,592.406	1,115,334	933,813
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	187,299.434	2,471,077	2,007,850
Invesco V.I. Mid Cap Growth Fund-Series II Shares	997,773.090	4,793,644	4,659,600
Invesco V.I. Small Cap Equity Fund-Series I Shares	206,272.187	4,178,085	3,285,916
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	1,294,198.328	13,867,546	12,320,768
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	240,327.782	2,677,984	2,511,425
Morningstar Growth ETF Asset Allocation Portfolio-Class II	2,226,338.125	22,879,797	21,617,743
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	553,413.068	6,013,025	5,373,641
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	132,951.619	1,940,357	1,883,924
VP Large Company Value Fund-Class II	401,913.834	5,570,715	5,462,009
VP Mid Cap Value Fund-Class II	276,760.470	5,322,752	5,070,252
VP Ultra® Fund-Class II	9,299.359	186,618	158,833
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	129,174.870	1,907,620	1,809,740
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	921,359.175	9,182,946	6,348,165
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	17,959.616	199,348	205,997
DWS Small Mid Cap Value VIP-Class B	26,839.396	432,832	327,441
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	12,479.996	257,238	208,541
Technology Growth Portfolio-Initial Shares	23,201.547	447,649	523,427
Dreyfus Stock Index Fund, Inc. - Service Shares	489,568.585	18,415,200	24,013,339
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares	54,658.663	1,973,827	1,656,157
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	19,816.090	799,428	703,273
Government Money Market Portfolio	2,008,817.642	2,008,817	2,008,818
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	114,124.071	2,362,378	1,934,403
Franklin Mutual Shares VIP Fund -Class 2	99,518.888	2,043,441	1,731,629
Franklin Small Cap Value VIP Fund -Class 2	105,038.482	1,926,852	1,533,562
Franklin U.S. Government Securities VIP Fund -Class 2	127,827.972	1,590,920	1,507,092
Templeton Foreign VIP Fund -Class 2	346,503.190	5,036,321	4,414,451
Templeton Global Bond VIP Fund -Class 2	217,940.868	3,796,930	3,667,945
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	272,982.764	8,783,946	9,715,457
Janus Henderson VIT Enterprise Portfolio-Service Shares	90,607.035	5,278,779	5,707,337
Janus Henderson VIT Global Research Portfolio-Service Shares	2,742.512	77,432	126,567
Janus Henderson VIT Overseas Portfolio-Service Shares	375,125.019	12,149,989	9,618,205
Janus Henderson VIT Research Portfolio-Service Shares	94,624.909	3,062,346	3,110,321
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	66,120.280	695,201	702,859
Mid Cap Growth Portfolio - Class I	211,518.539	2,480,774	2,265,364
U.S. Real Estate Portfolio - Class I	150,642.713	2,048,252	2,940,546
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	155,528.682	2,727,206	2,062,310
Mid Cap Growth Portfolio-Class S	9,677.013	218,293	214,443
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	135,127.628	6,884,049	6,456,398
Oppenheimer Conservative Balanced Fund/VA-Service Shares	66,343.737	810,152	944,735
Oppenheimer Global Fund/VA-Service Shares	133,421.706	4,921,399	5,007,317
Oppenheimer Main Street Fund®/VA-Service Shares	149,042.294	4,296,896	3,951,111
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	206,592.945	4,980,797	4,138,057
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	469,143.907	3,668,714	3,415,368
PIMCO Real Return Portfolio - Administrative Class	550,689.578	7,199,811	6,525,671
PIMCO Total Return Portfolio - Administrative Class	1,357,968.966	15,104,905	14,231,515
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	28,578.150	390,485	376,946
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	115,658.868	2,170,687	2,123,497

The accompanying notes are an integral part of these financial statements.

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ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2018

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	709.455	$5.783441	$4,104
AB International Value Portfolio - Class B - 1.75% series contract	9.352	5.811934	54
AB International Value Portfolio - Class B - 1.65% series contract	9.355	5.875490	55
AB International Value Portfolio - Class B - 1.55% series contract	4,472.011	5.939493	26,561
AB International Value Portfolio - Class B - 1.50% series contract	1,477.932	5.974813	8,830
AB International Value Portfolio - Class B - 1.45% series contract	1,948.930	6.004235	11,702
AB International Value Portfolio - Class B - 1.25% series contract	84,057.358	6.135831	515,762
AB International Value Portfolio - Class B - 1.00% series contract	4,411.394	6.303922	27,809
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	1,831.368	15.204466	27,846
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	751.001	15.279259	11,475
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	303.952	30.426722	9,248
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	5,032.788	15.446355	77,738
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	4,249.879	30.680457	130,388
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	5,163.627	15.614643	80,628
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	4,247.162	15.707457	66,712
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	829.010	15.784737	13,086
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	53,598.684	31.982172	1,714,202
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	93,141.294	16.130621	1,502,427
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	7,113.053	16.572245	117,879
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	9,519.504	15.573704	148,253
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	7,409.935	15.634945	115,854
Invesco V.I. Comstock Fund-Series I Shares - 1.80% series contract	399.292	15.819744	6,317
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	17,782.672	15.881535	282,416
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	458.406	15.944013	7,309
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	18,926.080	16.006251	302,936
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	4,065.857	16.131522	65,588
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	1,558.170	16.194564	25,234
Invesco V.I. Comstock Fund-Series I Shares - 1.45% series contract	74.908	16.257759	1,218
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	154,823.166	16.321310	2,526,917
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	129,104.461	16.513236	2,131,932
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	1,330.613	16.837273	22,404
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	841.746	15.598450	13,130
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	15.801347	103
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	3,458.480	15.903398	55,002
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	22,120.761	16.423684	363,304
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	114.379	16.691573	1,909
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	4,918.328	16.756743	82,415
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	17,085.056	17.086488	291,924
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	1,308.861	10.061547	13,170
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	4,022.510	10.283175	41,364
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	345.025	10.333744	3,565
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	9,660.703	10.446748	100,923
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	16,196.236	10.560548	171,041
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	5,668.084	10.623366	60,214
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,497.714	10.675693	15,989
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	308,936.396	10.909542	3,370,355
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	11,359.932	11.208289	127,325
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	340.139	12.112170	4,120
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	6,577.534	12.213138	80,332
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	31,867.453	12.731276	405,713
Invesco V.I. Health Care Fund-Series I Shares - 1.70% series contract	158.714	26.898143	4,269
Invesco V.I. Health Care Fund-Series I Shares - 1.65% series contract	1,845.560	27.122399	50,056
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	26,416.426	28.273158	746,876
Invesco V.I. International Growth Fund-Series II Shares - 1.80% series contract	387.132	10.107383	3,913
Invesco V.I. International Growth Fund-Series II Shares - 1.75% series contract	2,929.047	10.157124	29,751
Invesco V.I. International Growth Fund-Series II Shares - 1.65% series contract	1,428.124	10.268196	14,664
Invesco V.I. International Growth Fund-Series II Shares - 1.55% series contract	1,875.802	10.380078	19,471
Invesco V.I. International Growth Fund-Series II Shares - 1.50% series contract	672.396	10.441768	7,021
Invesco V.I. International Growth Fund-Series II Shares - 1.45% series contract	131.895	10.493155	1,384
Invesco V.I. International Growth Fund-Series II Shares - 1.25% series contract	168,280.447	10.723063	1,804,482
Invesco V.I. International Growth Fund-Series II Shares - 1.00% series contract	2,640.086	11.016656	29,085
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.65% series contract	2,868.606	22.591462	64,806
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.40% series contract	37,059.827	23.448764	869,007

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

4

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2018

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 2.00% series contract	833.406	13.138101	10,950
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.80% series contract	1,099.190	13.427406	14,759
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.75% series contract	9.301	13.493495	125
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.65% series contract *	9.302	13.641080	127
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.65% series contract	1,736.667	22.783420	39,567
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.55% series contract	3,594.429	13.789686	49,566
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.50% series contract	912.776	13.871665	12,662
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.45% series contract	283.487	13.939924	3,952
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.40% series contract	19,237.333	23.750104	456,889
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.25% series contract	97,423.011	14.245353	1,387,825
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.00% series contract	2,147.419	14.635370	31,428
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 2.00% series contract	1,969.975	14.826209	29,206
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.80% series contract	1,651.710	15.029814	24,825
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.75% series contract	216.511	15.080894	3,265
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.70% series contract	295.768	15.132482	4,476
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.65% series contract	3,400.756	15.183930	51,637
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.55% series contract	12,529.347	15.287269	191,540
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.50% series contract	6,423.122	15.339207	98,526
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.45% series contract	2,552.503	15.391319	39,286
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.40% series contract	67,341.260	15.443625	1,039,993
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.25% series contract	194,875.145	15.601549	3,040,354
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.00% series contract	8,601.896	15.867625	136,492
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	1,076.274	14.703755	15,826
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract *	1,844.926	15.027653	27,725
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract	403.261	13.884363	5,599
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	937.086	15.101532	14,151
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	573.366	14.050625	8,056
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	4,932.032	15.266709	75,296
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	3,279.433	14.134222	46,352
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	5,697.715	15.433068	87,933
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	3,195.654	15.524779	49,612
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	947.024	15.601214	14,775
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	39,106.940	14.559673	569,384
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	141,585.980	15.943006	2,257,306
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	6,953.834	16.379574	113,901
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,630.743	12.002595	19,573
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	717.148	12.266910	8,797
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	1,312.599	12.327274	16,181
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	370.588	12.232163	4,533
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	38,246.225	12.462041	476,626
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,260.283	12.304883	15,508
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	110,765.038	12.597810	1,395,397
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	15,041.054	12.735041	191,548
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	66,120.461	12.674882	838,069
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	682,385.443	13.014014	8,880,574
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	34,031.683	13.370276	455,013
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.75% series contract	1,379.653	13.734688	18,949
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	8,856.576	10.912509	96,646
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	1,481.497	11.031782	16,344
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,648.728	11.391784	18,782
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	9,615.376	11.152002	107,231
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.50% series contract	287.123	11.218217	3,221
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	11,158.543	11.273446	125,795
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	6,217.603	11.734388	72,960
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	179,655.015	11.520350	2,069,689
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	63.960	11.835725	757
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	5,363.106	12.628489	67,727
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	128.980	12.256401	1,581
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	74,117.391	12.766519	946,221
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	7,630.241	12.329248	94,075
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	169,232.607	12.905638	2,184,055
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	7,108.564	12.982328	92,286
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	48,284.480	13.046176	629,928
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	17,917.016	12.700056	227,547
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,285,882.847	13.331953	17,143,330
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	16,864.481	13.697019	230,993
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,603.232	11.298965	18,114
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	17,257.389	11.604609	200,266
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	61,647.261	11.731468	723,213
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	7.588	11.802731	90
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	9,610.216	11.859272	113,970
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	2,202.928	11.929760	26,280
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	25,171.734	11.988469	301,771
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	35,113.585	12.157657	426,899
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	287,762.788	12.251084	3,525,406
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	2,989.901	12.586452	37,632

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

5

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2018

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.75% series contract	1,317.591	12.192008	16,063
VP Capital Appreciation Fund-Class I - 1.70% series contract	329.910	12.221282	4,032
VP Capital Appreciation Fund-Class I - 1.65% series contract	8,833.385	12.250397	108,212
VP Capital Appreciation Fund-Class I - 1.55% series contract	653.111	12.308826	8,039
VP Capital Appreciation Fund-Class I - 1.50% series contract	862.042	12.338171	10,636
VP Capital Appreciation Fund-Class I - 1.45% series contract	120.127	12.367550	1,486
VP Capital Appreciation Fund-Class I - 1.40% series contract	79,880.208	12.397020	990,277
VP Capital Appreciation Fund-Class I - 1.25% series contract	58,993.960	12.485856	736,590
VP Capital Appreciation Fund-Class I - 1.00% series contract	679.757	12.634862	8,589
VP Large Company Value Fund-Class II - 2.00% series contract	2,227.207	13.811924	30,761
VP Large Company Value Fund-Class II - 1.80% series contract	5,264.970	14.116069	74,321
VP Large Company Value Fund-Class II - 1.75% series contract	9.261	14.185568	131
VP Large Company Value Fund-Class II - 1.65% series contract *	6,884.844	14.340640	98,733
VP Large Company Value Fund-Class II - 1.65% series contract	379.335	16.599474	6,297
VP Large Company Value Fund-Class II - 1.50% series contract	4,052.007	14.583049	59,091
VP Large Company Value Fund-Class II - 1.45% series contract	91.018	14.654838	1,334
VP Large Company Value Fund-Class II - 1.40% series contract	35,431.708	17.203705	609,557
VP Large Company Value Fund-Class II - 1.55% series contract	16,496.414	14.496885	239,147
VP Large Company Value Fund-Class II - 1.25% series contract	278,957.085	14.975842	4,177,617
VP Large Company Value Fund-Class II - 1.00% series contract	10,725.407	15.385910	165,020
VP Mid Cap Value Fund-Class II - 2.00% series contract	5,753.273	19.519444	112,302
VP Mid Cap Value Fund-Class II - 1.95% series contract	3,830.625	19.616185	75,142
VP Mid Cap Value Fund-Class II - 1.80% series contract	2,909.113	19.949297	58,035
VP Mid Cap Value Fund-Class II - 1.75% series contract	6,265.362	20.047414	125,604
VP Mid Cap Value Fund-Class II - 1.65% series contract *	5,819.643	20.266600	117,944
VP Mid Cap Value Fund-Class II - 1.65% series contract	314.574	25.422710	7,997
VP Mid Cap Value Fund-Class II - 1.55% series contract	10,869.619	20.487399	222,690
VP Mid Cap Value Fund-Class II - 1.50% series contract	4,545.661	20.609132	93,682
VP Mid Cap Value Fund-Class II - 1.40% series contract	22,436.420	26.348001	591,155
VP Mid Cap Value Fund-Class II - 1.25% series contract	161,057.043	21.164179	3,408,640
VP Mid Cap Value Fund-Class II - 1.00% series contract	11,822.382	21.743578	257,061
VP Ultra® Fund-Class II - 1.70% series contract	816.377	22.398693	18,286
VP Ultra® Fund-Class II - 1.65% series contract	381.216	22.559447	8,600
VP Ultra® Fund-Class II - 1.40% series contract	5,643.482	23.380469	131,947
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.75% series contract	246.386	14.703925	3,623
Calamos® Growth and Income Portfolio - 1.65% series contract *	1,111.985	14.864688	16,529
Calamos® Growth and Income Portfolio - 1.65% series contract	1,812.108	14.441887	26,170
Calamos® Growth and Income Portfolio - 1.55% series contract	3,795.556	15.026590	57,034
Calamos® Growth and Income Portfolio - 1.50% series contract	387.055	15.115882	5,851
Calamos® Growth and Income Portfolio - 1.40% series contract	19,503.604	14.876206	290,140
Calamos® Growth and Income Portfolio - 1.25% series contract	88,541.705	15.523010	1,374,434
Calamos® Growth and Income Portfolio - 1.00% series contract	2,254.780	15.947971	35,959
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.80% series contract	1,498.515	13.902109	20,832
Davis Value Portfolio - 1.75% series contract	2,410.710	13.970526	33,679
Davis Value Portfolio - 1.70% series contract	52.020	13.380781	696
Davis Value Portfolio - 1.65% series contract *	713.720	14.123317	10,080
Davis Value Portfolio - 1.65% series contract	2,867.859	13.460351	38,602
Davis Value Portfolio - 1.55% series contract	17,630.935	14.277185	251,720
Davis Value Portfolio - 1.50% series contract	5,178.784	14.362043	74,378
Davis Value Portfolio - 1.45% series contract	5,528.823	14.432706	79,796
Davis Value Portfolio - 1.40% series contract	24,578.027	13.865176	340,779
Davis Value Portfolio - 1.25% series contract	353,081.894	14.748957	5,207,590
Davis Value Portfolio - 1.00% series contract	19,139.236	15.152773	290,013
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A - 1.75% series contract	9.354	9.690935	90
DWS International Growth VIP-Class A - 1.65% series contract	9.356	9.796941	92
DWS International Growth VIP-Class A - 1.55% series contract	9.754	9.903685	97
DWS International Growth VIP-Class A - 1.25% series contract	19,973.349	10.230979	204,347
DWS International Growth VIP-Class A - 1.00% series contract	130.430	10.511130	1,371
DWS Small Mid Cap Value VIP-Class B - 1.95% series contract	13.883	14.618186	202
DWS Small Mid Cap Value VIP-Class B - 1.75% series contract	9.389	14.878882	140
DWS Small Mid Cap Value VIP-Class B - 1.65% series contract	9.392	15.010959	141
DWS Small Mid Cap Value VIP-Class B - 1.55% series contract	2,789.469	15.143703	42,243
DWS Small Mid Cap Value VIP-Class B - 1.50% series contract	751.166	15.210513	11,426
DWS Small Mid Cap Value VIP-Class B - 1.25% series contract	16,508.674	15.549097	256,695
DWS Small Mid Cap Value VIP-Class B - 1.00% series contract	1,043.999	15.894190	16,594

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

6

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2018

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.729	16.990264	165
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	2,558.950	17.176065	43,953
MidCap Stock Portfolio-Service Shares - 1.65% series contract	142.331	15.504331	2,207
MidCap Stock Portfolio-Service Shares - 1.55% series contract	9.691	17.363179	168
MidCap Stock Portfolio-Service Shares - 1.50% series contract	464.947	17.466461	8,121
MidCap Stock Portfolio-Service Shares - 1.45% series contract	36.178	17.552397	635
MidCap Stock Portfolio-Service Shares - 1.40% series contract	3,026.963	15.970724	48,343
MidCap Stock Portfolio-Service Shares - 1.25% series contract	5,665.864	17.936899	101,628
MidCap Stock Portfolio-Service Shares - 1.00% series contract	180.210	18.427977	3,321
Technology Growth Portfolio-Initial Shares - 1.70% series contract	8.143	28.369706	231
Technology Growth Portfolio-Initial Shares - 1.65% series contract	541.249	28.573358	15,465
Technology Growth Portfolio-Initial Shares - 1.40% series contract	17,145.296	29.613404	507,731
Dreyfus Stock Index Fund, Inc. - Service Shares - 2.00% series contract	21,005.678	17.441936	366,379
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.95% series contract	16,667.234	17.528321	292,149
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	2,730.224	17.826020	48,669
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.80% series contract	627.294	26.366559	16,540
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.75% series contract	28,523.720	17.913747	510,967
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.70% series contract	309.690	26.809937	8,303
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	5,406.365	18.109568	97,907
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.65% series contract	3,436.463	27.033418	92,899
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.55% series contract	31,897.978	18.306849	583,951
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.50% series contract	8,649.146	18.415671	159,280
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.45% series contract	12,524.452	18.506270	231,781
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.40% series contract	348,558.563	28.180343	9,822,500
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.25% series contract	591,839.680	18.911659	11,192,670
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.00% series contract	30,332.706	19.429329	589,344
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.147	17.389996	5,880
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	9.274	17.475579	162
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	142.371	22.853222	3,254
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract *	9.276	17.666650	164
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract	18.293	23.043786	422
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	1,068.810	17.859082	19,088
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.50% series contract	150.919	17.965244	2,711
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	23,247.612	24.021473	558,442
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	56,732.864	18.449084	1,046,669
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	1,021.697	18.954131	19,365
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares - 1.80% series contract	676.184	22.154950	14,981
Appreciation Portfolio-Service Shares - 1.70% series contract	216.496	22.527422	4,877
Appreciation Portfolio-Service Shares - 1.65% series contract	1,398.826	22.715306	31,775
Appreciation Portfolio-Service Shares - 1.40% series contract	27,519.922	23.678859	651,640
Government Money Market Portfolio - 2.00% series contract	101,131.123	0.816685	82,592
Government Money Market Portfolio - 1.95% series contract	70,664.429	0.820745	57,997
Government Money Market Portfolio - 1.80% series contract **	95.130	0.837513	80
Government Money Market Portfolio - 1.80% series contract	2,473.663	0.883021	2,184
Government Money Market Portfolio - 1.75% series contract	158,262.732	0.843544	133,502
Government Money Market Portfolio - 1.70% series contract	9,137.262	0.900155	8,225
Government Money Market Portfolio - 1.65% series contract *	13,429.587	0.852574	11,450
Government Money Market Portfolio - 1.65% series contract	2,709.336	0.907151	2,458
Government Money Market Portfolio - 1.55% series contract	56,843.640	0.864169	49,123
Government Money Market Portfolio - 1.50% series contract	366.044	0.871179	319
Government Money Market Portfolio - 1.45% series contract	669.002	0.875303	586
Government Money Market Portfolio - 1.40% series contract	895,196.849	0.949023	849,562
Government Money Market Portfolio - 1.25% series contract	863,846.903	0.898032	775,762
Government Money Market Portfolio - 1.00% series contract	37,907.872	0.922720	34,978
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.80% series contract	583.246	17.446931	10,176
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	1,180.488	17.532733	20,697
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	2,332.202	17.706354	41,295
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	3,273.357	17.881073	58,531
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	1,221.441	17.969040	21,948
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	93,556.965	18.415580	1,722,906
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	3,118.414	18.871819	58,850
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	6,265.228	13.125639	82,236
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	2,848.174	13.269142	37,793
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	4,830.723	13.413704	64,798
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	1,674.092	13.493436	22,589
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	108,411.929	13.856927	1,502,256
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	1,542.351	14.236262	21,957
Franklin Small Cap Value VIP Fund -Class 2 - 2.00% series contract	2,543.018	24.210418	61,569
Franklin Small Cap Value VIP Fund -Class 2 - 1.95% series contract	2,071.243	24.330436	50,394
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	3,927.084	24.814631	97,449
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	491.662	25.060332	12,321
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	4,513.494	25.307525	114,225
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	3,237.357	25.432086	82,333
Franklin Small Cap Value VIP Fund -Class 2 - 1.45% series contract	81.169	25.557224	2,074
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	41,478.014	26.063971	1,081,082
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	1,202.388	26.709682	32,115

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

7

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2018

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Franklin Templeton Variable Insurance Products Trust :
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	2,114.894	10.304399	21,793
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	1,047.208	10.531263	11,028
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	5,729.740	10.583095	60,638
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	455.659	10.698801	4,875
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	9,088.084	10.815326	98,291
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	223.412	10.879568	2,431
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	117.331	10.933119	1,283
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	108,383.807	11.172572	1,210,926
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	8,348.500	11.478391	95,827
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	41,835.876	8.517034	356,318
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	33,022.126	8.559239	282,644
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	8,127.463	8.704651	70,747
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	48,372.439	8.747477	423,137
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	96.954	8.928227	866
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	9,206.738	8.843161	81,417
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	1,285.033	8.981317	11,541
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	13,420.840	8.939488	119,975
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	9,197.896	8.992661	82,714
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	42,581.314	9.251479	393,940
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	267,585.141	9.234945	2,471,134
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	12,649.773	9.487797	120,018
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	7,959.262	12.908555	102,743
Templeton Global Bond VIP Fund -Class 2 - 1.95% series contract	5,812.262	12.972550	75,400
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	2,245.824	13.165954	29,568
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	11,126.704	13.230749	147,215
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	4,183.835	13.361778	55,903
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	4,833.171	13.493598	65,217
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	685.963	13.560033	9,302
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	225,242.420	13.896973	3,130,188
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	3,680.101	14.241310	52,409
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	2,979.294	17.327909	51,626
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	644.999	25.173040	16,237
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	11,070.425	17.413147	192,771
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	2,678.967	25.596248	68,571
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	7,213.959	17.603514	126,991
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	9,265.709	25.809720	239,145
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	22,708.740	17.795252	404,108
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	5,026.818	17.900996	89,985
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	1,943.566	17.989078	34,963
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	85,702.607	26.904554	2,305,790
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	332,789.822	18.383030	6,117,685
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	3,578.515	18.886239	67,585
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	1,436.369	20.680909	29,705
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract *	1,873.881	21.136356	39,607
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract	198.999	46.319878	9,218
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	940.603	21.240336	19,979
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.70% series contract	158.160	47.098637	7,449
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	6,822.324	21.472601	146,493
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	18.446	47.491324	876
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	9,037.511	21.706490	196,173
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	4,129.632	21.835574	90,173
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	22,534.671	49.506156	1,115,605
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	165,858.663	22.423655	3,719,157
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	14,450.390	23.037587	332,902
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.70% series contract	58.509	18.037548	1,055
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.40% series contract	6,619.858	18.959859	125,512
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	72,897.068	6.172951	449,988
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	59,823.378	6.203539	371,117
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,371.001	6.308978	14,959
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	122,928.781	6.340048	779,374
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	11.129	15.796719	176
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	1,578.513	6.409394	10,117
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	2,969.420	15.910089	47,244
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	31,242.101	6.479261	202,426
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	21,854.384	6.517794	142,442
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	7,368.930	6.549896	48,266
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	110,789.260	16.489393	1,826,848
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	818,648.010	6.693449	5,479,579
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	35,724.309	6.876795	245,669
Janus Henderson VIT Research Portfolio-Service Shares - 1.80% series contract	374.118	17.479126	6,539
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	9.319	17.565106	164
Janus Henderson VIT Research Portfolio-Service Shares - 1.70% series contract	703.690	26.193999	18,432
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	5,137.135	17.757100	91,221
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract	45.007	26.412395	1,189
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	2,829.106	17.950579	50,784
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	26.072	18.057267	471
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	25,934.581	27.533059	714,058
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	118,130.753	18.543594	2,190,569
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	1,936.572	19.051215	36,894

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

8

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2018

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I - 1.75% series contract	9.413	12.483691	117
Core Plus Fixed Income Portfolio - Class I - 1.70% series contract	1,328.432	14.199820	18,863
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract *	9.415	12.620163	119
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract	9,388.914	14.318225	134,433
Core Plus Fixed Income Portfolio - Class I - 1.55% series contract	1,378.001	12.757596	17,580
Core Plus Fixed Income Portfolio - Class I - 1.50% series contract	595.290	12.833403	7,640
Core Plus Fixed Income Portfolio - Class I - 1.40% series contract	21,451.920	14.925703	320,185
Core Plus Fixed Income Portfolio - Class I - 1.25% series contract	11,316.857	13.179002	149,145
Core Plus Fixed Income Portfolio - Class I - 1.00% series contract	4,045.632	13.539715	54,777
Mid Cap Growth Portfolio - Class I - 1.80% series contract	294.327	17.957670	5,285
Mid Cap Growth Portfolio - Class I - 1.75% series contract	57.559	18.046057	1,039
Mid Cap Growth Portfolio - Class I - 1.70% series contract	642.339	19.254807	12,368
Mid Cap Growth Portfolio - Class I - 1.65% series contract *	709.783	18.243417	12,949
Mid Cap Growth Portfolio - Class I - 1.65% series contract	1,638.204	19.369292	31,731
Mid Cap Growth Portfolio - Class I - 1.55% series contract	3,901.767	18.442118	71,957
Mid Cap Growth Portfolio - Class I - 1.50% series contract	3,002.549	18.551789	55,703
Mid Cap Growth Portfolio - Class I - 1.45% series contract	271.006	18.643092	5,052
Mid Cap Growth Portfolio - Class I - 1.40% series contract	15,002.802	19.951868	299,334
Mid Cap Growth Portfolio - Class I - 1.25% series contract	90,486.604	19.051516	1,723,907
Mid Cap Growth Portfolio - Class I - 1.00% series contract	2,352.134	19.573184	46,039
U.S. Real Estate Portfolio - Class I - 1.80% series contract	183.345	31.161467	5,714
U.S. Real Estate Portfolio - Class I - 1.70% series contract	830.774	31.685428	26,323
U.S. Real Estate Portfolio - Class I - 1.65% series contract	3,896.847	31.949708	124,503
U.S. Real Estate Portfolio - Class I - 1.40% series contract	83,590.738	33.305196	2,784,006
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S - 1.75% series contract	1,911.252	16.440207	31,421
Guardian Portfolio-Class S - 1.70% series contract	48.451	26.997260	1,308
Guardian Portfolio-Class S - 1.65% series contract *	2,929.551	16.619995	48,689
Guardian Portfolio-Class S - 1.65% series contract	11.860	27.222441	323
Guardian Portfolio-Class S - 1.55% series contract	1,220.176	16.801034	20,500
Guardian Portfolio-Class S - 1.45% series contract	334.850	16.984028	5,687
Guardian Portfolio-Class S - 1.40% series contract	36,082.656	28.377434	1,023,933
Guardian Portfolio-Class S - 1.25% series contract	53,573.870	17.356145	929,836
Guardian Portfolio-Class S - 1.00% series contract	34.356	17.831305	613
Mid Cap Growth Portfolio-Class S - 1.70% series contract	706.802	11.147664	7,880
Mid Cap Growth Portfolio-Class S - 1.40% series contract	18,351.645	11.255853	206,563
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 2.00% series contract	1,768.986	14.477389	25,611
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.80% series contract	2,441.629	14.796254	36,127
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.75% series contract	1,838.090	14.869042	27,331
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.70% series contract	77.213	22.901663	1,768
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.65% series contract *	8,628.453	15.031592	129,699
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.65% series contract	436.725	23.092609	10,085
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.55% series contract	22,665.490	15.195362	344,410
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.50% series contract	3,866.027	15.285655	59,095
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.45% series contract	3,453.079	15.360823	53,042
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.40% series contract	33,896.848	24.072409	815,979
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.25% series contract	297,269.585	15.697399	4,666,359
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.00% series contract	17,789.435	16.127109	286,892
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.75% series contract	9.358	9.908286	93
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.70% series contract	20.894	14.479248	303
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.65% series contract *	298.243	10.016605	2,987
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.65% series contract	4,756.046	14.599979	69,438
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.55% series contract	9.759	10.125732	99
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.40% series contract	41,659.042	15.219457	634,028
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.25% series contract	22,722.987	10.460262	237,688
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.00% series contract	9.194	10.746639	99
Oppenheimer Global Fund/VA-Service Shares - 2.00% series contract	7,404.913	14.347419	106,241
Oppenheimer Global Fund/VA-Service Shares - 1.95% series contract	6,060.808	14.418559	87,388
Oppenheimer Global Fund/VA-Service Shares - 1.80% series contract **	3,473.745	14.663445	50,937
Oppenheimer Global Fund/VA-Service Shares - 1.80% series contract	202.551	28.517440	5,776
Oppenheimer Global Fund/VA-Service Shares - 1.75% series contract	9,195.060	14.735610	135,495
Oppenheimer Global Fund/VA-Service Shares - 1.70% series contract	53.749	28.996936	1,559
Oppenheimer Global Fund/VA-Service Shares - 1.65% series contract *	4,753.315	14.896709	70,809
Oppenheimer Global Fund/VA-Service Shares - 1.65% series contract	2,006.659	29.238722	58,672
Oppenheimer Global Fund/VA-Service Shares - 1.55% series contract	4,257.905	15.059010	64,120
Oppenheimer Global Fund/VA-Service Shares - 1.50% series contract	4,463.458	15.148575	67,615
Oppenheimer Global Fund/VA-Service Shares - 1.40% series contract	52,254.356	30.479290	1,592,676
Oppenheimer Global Fund/VA-Service Shares - 1.25% series contract	171,855.205	15.556595	2,673,482
Oppenheimer Global Fund/VA-Service Shares - 1.00% series contract	5,790.493	15.982606	92,547

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

9

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2018

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Fund®/VA-Service Shares - 1.80% series contract	484.076	16.540760	8,007
Oppenheimer Main Street Fund®/VA-Service Shares - 1.75% series contract	9.324	16.622152	155
Oppenheimer Main Street Fund®/VA-Service Shares - 1.70% series contract	7.637	19.413740	148
Oppenheimer Main Street Fund®/VA-Service Shares - 1.65% series contract *	1,150.514	16.803941	19,333
Oppenheimer Main Street Fund®/VA-Service Shares - 1.65% series contract	783.906	19.553043	15,328
Oppenheimer Main Street Fund®/VA-Service Shares - 1.55% series contract	4,220.277	16.986968	71,690
Oppenheimer Main Street Fund®/VA-Service Shares - 1.40% series contract	72,336.352	20.264725	1,465,876
Oppenheimer Main Street Fund®/VA-Service Shares - 1.25% series contract	131,309.456	17.548178	2,304,242
Oppenheimer Main Street Fund®/VA-Service Shares - 1.00% series contract	3,679.295	18.028542	66,332
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.80% series contract	2,546.934	18.606292	47,390
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.75% series contract	251.850	18.697898	4,709
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.70% series contract	559.674	32.697371	18,300
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.65% series contract *	144.604	18.902315	2,733
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.65% series contract	1,027.094	32.970025	33,863
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.55% series contract	4,243.720	19.108222	81,090
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.50% series contract	2,035.296	19.221809	39,122
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.40% series contract	65,616.573	34.368850	2,255,166
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.25% series contract	81,086.153	19.739644	1,600,612
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.00% series contract	2,715.577	20.280090	55,072
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	2,138.424	14.465220	30,933
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	2,879.540	14.783738	42,570
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	1,496.499	14.856468	22,233
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	211.947	23.964544	5,079
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	5,084.849	15.018824	76,368
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	937.107	24.164370	22,645
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	12,352.318	15.182465	187,539
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	2,886.070	15.272611	44,078
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	22,862.363	25.189460	575,891
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	144,115.496	15.683950	2,260,300
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	9,168.384	16.113235	147,732
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	32,695.025	10.967024	358,565
PIMCO Real Return Portfolio - Administrative Class - 1.95% series contract	22,629.549	11.021377	249,409
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	2,358.050	11.208486	26,430
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	42,753.398	11.263618	481,558
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	298.865	15.357306	4,590
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	4,040.170	11.386793	46,005
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	9,821.856	15.485358	152,095
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	23,956.600	11.510799	275,760
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	2,871.453	11.579208	33,249
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,119.798	11.636201	13,030
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	72,859.670	16.142298	1,176,123
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	292,357.691	11.891061	3,476,443
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	19,024.496	12.216540	232,414
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	17,382.112	12.565629	218,418
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	9,473.927	12.627944	119,636
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	7,559.842	12.842322	97,086
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	26,479.373	12.905512	341,730
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	411.732	16.375832	6,742
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	16,455.510	13.046569	214,688
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	4,107.260	16.512406	67,821
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	40,988.942	13.188687	540,590
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	9,531.229	13.267060	126,451
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	6,121.256	13.332355	81,611
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	109,999.870	17.212879	1,893,414
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	735,099.939	13.624294	10,015,218
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	36,300.724	13.997236	508,110
Rydex Variable Trust:
Guggenheim Long Short Equity Fund - 1.70% series contract	229.279	15.486415	3,551
Guggenheim Long Short Equity Fund - 1.65% series contract	462.229	15.615536	7,218
Guggenheim Long Short Equity Fund - 1.40% series contract	22,495.145	16.278052	366,177
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.75% series contract	7,891.656	9.455937	74,623
Wilshire Global Allocation Fund - 1.70% series contract	19,380.952	9.456310	183,272
Wilshire Global Allocation Fund - 1.65% series contract	492.521	9.456681	4,658
Wilshire Global Allocation Fund - 1.55% series contract	7,621.579	9.457416	72,080
Wilshire Global Allocation Fund - 1.50% series contract	7.468	9.457786	71
Wilshire Global Allocation Fund - 1.40% series contract	87,600.031	9.458526	828,567
Wilshire Global Allocation Fund - 1.25% series contract	96,165.275	9.459632	909,688
Wilshire Global Allocation Fund - 1.00% series contract	5,341.399	9.461474	50,538

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

10

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2018

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$8,133	$9,397	$(1,264)	$(611)	$0	$(186,539)	$(187,150)	$(188,414)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	22,011	63,129	(41,118)	124,103	629,927	(1,313,388)	(559,358)	(600,476)
Invesco V.I. Comstock Fund-Series I Shares	115,596	98,031	17,565	443,229	656,946	(1,998,357)	(898,182)	(880,617)
Invesco V.I. Core Equity Fund-Series I Shares	4,358	7,200	(2,842)	18,583	31,209	(97,657)	(47,865)	(50,707)
Invesco V.I. Diversified Dividend Fund-Series I Shares	10,515	6,502	4,013	13,283	15,097	(70,345)	(41,965)	(37,952)
Invesco V.I. Global Real Estate Fund-Series II Shares	152,676	53,493	99,183	47,040	50,909	(516,068)	(418,119)	(318,936)
Invesco V.I. Government Securities Fund-Series II Shares	8,686	6,591	2,095	(5,918)	0	(747)	(6,665)	(4,570)
Invesco V.I. Health Care Fund-Series I Shares	0	13,687	(13,687)	67,535	123,153	(178,937)	11,751	(1,936)
Invesco V.I. International Growth Fund-Series II Shares	50,811	39,547	11,264	(4,434)	19,931	(495,416)	(479,919)	(468,655)
Invesco V.I. Managed Volatility Fund-Series II Shares	15,300	15,356	(56)	(25,242)	36,688	(146,051)	(134,605)	(134,661)
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	2,602	30,469	(27,867)	1,266	333,298	(599,694)	(265,130)	(292,997)
Invesco V.I. Mid Cap Growth Fund-Series II Shares	0	70,722	(70,722)	127,013	590,213	(1,004,424)	(287,198)	(357,920)
Invesco V.I. Small Cap Equity Fund-Series I Shares	0	51,921	(51,921)	34,339	263,239	(882,736)	(585,158)	(637,079)
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	248,612	181,947	66,665	234,586	1,118,404	(2,430,327)	(1,077,337)	(1,010,672)
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	55,267	35,111	20,156	(19,251)	36,860	(135,362)	(117,753)	(97,597)
Morningstar Growth ETF Asset Allocation Portfolio-Class II	391,267	321,662	69,605	552,253	2,208,050	(5,047,944)	(2,287,641)	(2,218,036)
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	116,362	83,205	33,157	(15,371)	213,338	(567,360)	(369,393)	(336,236)
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	28,620	(28,620)	13,540	11,233	(128,029)	(103,256)	(131,876)
VP Large Company Value Fund-Class II	95,846	78,319	17,527	115,551	336,042	(1,027,743)	(576,150)	(558,623)
VP Mid Cap Value Fund-Class II	69,796	71,947	(2,151)	124,607	330,726	(1,266,918)	(811,585)	(813,736)
VP Ultra® Fund-Class II	359	3,340	(2,981)	27,417	32,042	(52,362)	7,097	4,116
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	25,422	25,821	(399)	17,632	79,532	(205,481)	(108,317)	(108,716)
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	64,760	98,594	(33,834)	(42,137)	1,302,386	(2,323,319)	(1,063,070)	(1,096,904)
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	2,259	2,971	(712)	1,901	0	(45,102)	(43,201)	(43,913)
DWS Small Mid Cap Value VIP-Class B	3,707	4,895	(1,188)	(1,639)	65,507	(131,375)	(67,507)	(68,695)
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	1,060	3,880	(2,820)	7,938	36,704	(83,561)	(38,919)	(41,739)
Technology Growth Portfolio-Initial Shares	0	8,415	(8,415)	35,804	29,846	(69,800)	(4,150)	(12,565)
Dreyfus Stock Index Fund, Inc. - Service Shares	369,743	359,122	10,621	794,565	581,251	(2,956,236)	(1,580,420)	(1,569,799)
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares	29,190	25,394	3,796	45,877	362,741	(509,233)	(100,615)	(96,819)
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	8,233	11,802	(3,569)	31,439	103,544	(194,942)	(59,959)	(63,528)
Government Money Market Portfolio	22,870	24,695	(1,825)	0	0	0	0	(1,825)
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund -Class 2	52,655	28,378	24,277	(34,135)	27,897	(294,566)	(300,804)	(276,527)
Franklin Mutual Shares VIP Fund -Class 2	47,534	25,499	22,035	(76)	74,016	(296,199)	(222,259)	(200,224)
Franklin Small Cap Value VIP Fund -Class 2	13,007	19,710	(6,703)	(48,401)	221,506	(410,151)	(237,046)	(243,749)
Franklin U.S. Government Securities VIP Fund -Class 2	41,603	19,843	21,760	(27,388)	0	(10,402)	(37,790)	(16,030)
Templeton Foreign VIP Fund -Class 2	132,184	72,796	59,388	(15,360)	0	(920,076)	(935,436)	(876,048)
Templeton Global Bond VIP Fund -Class 2	0	48,011	(48,011)	(45,751)	0	114,133	68,382	20,371

The accompanying notes are an integral part of these financial statements.

11

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2018

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	$187,692	$147,323	$40,369	$431,485	$275,797	$(821,870)	$(114,588)	$(74,219)
Janus Henderson VIT Enterprise Portfolio-Service Shares	8,176	81,103	(72,927)	132,806	300,068	(483,660)	(50,786)	(123,713)
Janus Henderson VIT Global Research Portfolio-Service Shares	1,388	2,039	(651)	3,319	0	(14,364)	(11,045)	(11,696)
Janus Henderson VIT Overseas Portfolio-Service Shares	176,713	141,413	35,300	(642,264)	0	(1,170,071)	(1,812,335)	(1,777,035)
Janus Henderson VIT Research Portfolio-Service Shares	13,176	48,212	(35,036)	103,166	184,523	(366,979)	(79,290)	(114,326)
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	19,113	10,395	8,718	7,706	0	(31,729)	(24,023)	(15,305)
Mid Cap Growth Portfolio - Class I	0	30,693	(30,693)	32,413	492,555	(312,052)	212,916	182,223
U.S. Real Estate Portfolio - Class I	89,814	46,853	42,961	169,265	0	(508,857)	(339,592)	(296,631)
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	9,346	31,993	(22,647)	(68,224)	225,721	(335,799)	(178,302)	(200,949)
Mid Cap Growth Portfolio-Class S	0	3,725	(3,725)	4,806	20,198	(38,562)	(13,558)	(17,283)
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	0	97,105	(97,105)	167,008	569,075	(1,118,516)	(382,433)	(479,538)
Oppenheimer Conservative Balanced Fund/VA-Service Shares	17,520	14,186	3,334	27,515	24,074	(124,787)	(73,198)	(69,864)
Oppenheimer Global Fund/VA-Service Shares	43,505	78,376	(34,871)	123,379	405,767	(1,333,878)	(804,732)	(839,603)
Oppenheimer Main Street Fund®/VA-Service Shares	47,893	71,887	(23,994)	357,373	466,699	(1,198,602)	(374,530)	(398,524)
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	2,855	67,388	(64,533)	4,646	623,078	(1,107,371)	(479,647)	(544,180)
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	185,091	49,128	135,963	(53,278)	0	(234,403)	(287,681)	(151,718)
PIMCO Real Return Portfolio - Administrative Class	144,525	80,145	64,380	(112,945)	0	(162,099)	(275,044)	(210,664)
PIMCO Total Return Portfolio - Administrative Class	392,700	211,441	181,259	(134,327)	172,111	(530,846)	(493,062)	(311,803)
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	0	5,947	(5,947)	4,707	57,537	(118,380)	(56,136)	(62,083)
Wilshire Variable Insurance Trust:
2015 Fund	8,068	4,533	3,535	(64,163)	19,137	26,163	(18,863)	(15,328)
2025 Fund	21,272	12,725	8,547	(123,988)	61,673	(3,360)	(65,675)	(57,128)
2035 Fund	16,421	12,231	4,190	(105,909)	65,011	(23,122)	(64,020)	(59,830)
Wilshire Global Allocation Fund	0	1,926	(1,926)	(4)	0	(47,191)	(47,195)	(49,121)

The accompanying notes are an integral part of these financial statements.

12

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2018

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$(1,264)	$(611)	$0	$(186,539)	$(188,414)	$44,768	$30,118	$844	$15,494	$(172,920)	$767,797	$594,877
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	(41,118)	124,103	629,927	(1,313,388)	(600,476)	295,844	316,836	(145,205)	(166,197)	(766,673)	4,518,302	3,751,629
Invesco V.I. Comstock Fund-Series I Shares	17,565	443,229	656,946	(1,998,357)	(880,617)	335,118	635,961	(318,402)	(619,245)	(1,499,862)	7,136,240	5,636,378
Invesco V.I. Core Equity Fund-Series I Shares	(2,842)	18,583	31,209	(97,657)	(50,707)	10,189	49,327	22	(39,116)	(89,823)	521,362	431,539
Invesco V.I. Diversified Dividend Fund-Series I Shares	4,013	13,283	15,097	(70,345)	(37,952)	19,310	62,896	(3,734)	(47,320)	(85,272)	461,520	376,248
Invesco V.I. Global Real Estate Fund-Series II Shares	99,183	47,040	50,909	(516,068)	(318,936)	364,574	262,019	(58,717)	43,838	(275,098)	4,179,044	3,903,946
Invesco V.I. Government Securities Fund-Series II Shares	2,095	(5,918)	0	(747)	(4,570)	15,554	38,676	66,499	43,377	38,807	451,358	490,165
Invesco V.I. Health Care Fund-Series I Shares	(13,687)	67,535	123,153	(178,937)	(1,936)	27,907	208,682	23,747	(157,028)	(158,964)	960,165	801,201
Invesco V.I. International Growth Fund-Series II Shares	11,264	(4,434)	19,931	(495,416)	(468,655)	124,139	298,894	(779,531)	(954,286)	(1,422,941)	3,332,712	1,909,771
Invesco V.I. Managed Volatility Fund-Series II Shares	(56)	(25,242)	36,688	(146,051)	(134,661)	34,676	83,245	(3,748)	(52,317)	(186,978)	1,120,791	933,813
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	(27,867)	1,266	333,298	(599,694)	(292,997)	77,466	101,160	(142,400)	(166,094)	(459,091)	2,466,941	2,007,850
Invesco V.I. Mid Cap Growth Fund-Series II Shares	(70,722)	127,013	590,213	(1,004,424)	(357,920)	318,345	363,956	(54,333)	(99,944)	(457,864)	5,117,464	4,659,600
Invesco V.I. Small Cap Equity Fund-Series I Shares	(51,921)	34,339	263,239	(882,736)	(637,079)	330,302	242,720	20,566	108,148	(528,931)	3,814,847	3,285,916
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	66,665	234,586	1,118,404	(2,430,327)	(1,010,672)	764,658	1,636,482	20,317	(851,507)	(1,862,179)	14,182,947	12,320,768
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	20,156	(19,251)	36,860	(135,362)	(97,597)	70,385	437,246	202,961	(163,900)	(261,497)	2,772,922	2,511,425
Morningstar Growth ETF Asset Allocation Portfolio-Class II	69,605	552,253	2,208,050	(5,047,944)	(2,218,036)	1,234,373	2,006,355	(605,210)	(1,377,192)	(3,595,228)	25,212,971	21,617,743
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	33,157	(15,371)	213,338	(567,360)	(336,236)	212,410	875,302	(834)	(663,726)	(999,962)	6,373,603	5,373,641
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(28,620)	13,540	11,233	(128,029)	(131,876)	123,777	124,585	49,216	48,408	(83,468)	1,967,392	1,883,924
VP Large Company Value Fund-Class II	17,527	115,551	336,042	(1,027,743)	(558,623)	518,547	364,191	(1,383)	152,973	(405,650)	5,867,659	5,462,009
VP Mid Cap Value Fund-Class II	(2,151)	124,607	330,726	(1,266,918)	(813,736)	472,951	360,405	363,047	475,593	(338,143)	5,408,395	5,070,252
VP Ultra® Fund-Class II	(2,981)	27,417	32,042	(52,362)	4,116	4,429	8,298	3,248	(621)	3,495	155,338	158,833
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(399)	17,632	79,532	(205,481)	(108,716)	109,873	131,554	5,132	(16,549)	(125,265)	1,935,005	1,809,740
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(33,834)	(42,137)	1,302,386	(2,323,319)	(1,096,904)	352,307	618,774	(81,798)	(348,265)	(1,445,169)	7,793,334	6,348,165
Deutsche DWS Variable Series II - Class A:
DWS International Growth VIP-Class A	(712)	1,901	0	(45,102)	(43,913)	17,244	563	(857)	15,824	(28,089)	234,086	205,997
DWS Small Mid Cap Value VIP-Class B	(1,188)	(1,639)	65,507	(131,375)	(68,695)	48,494	8,061	(22,014)	18,419	(50,276)	377,717	327,441
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(2,820)	7,938	36,704	(83,561)	(41,739)	35,887	65,739	(32,537)	(62,389)	(104,128)	312,669	208,541
Technology Growth Portfolio-Initial Shares	(8,415)	35,804	29,846	(69,800)	(12,565)	18,199	88,155	50,718	(19,238)	(31,803)	555,230	523,427
Dreyfus Stock Index Fund, Inc. - Service Shares	10,621	794,565	581,251	(2,956,236)	(1,569,799)	1,131,313	1,584,141	200,337	(252,491)	(1,822,290)	25,835,629	24,013,339
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares	3,796	45,877	362,741	(509,233)	(96,819)	82,732	163,512	(93,149)	(173,929)	(270,748)	1,926,905	1,656,157
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	(3,569)	31,439	103,544	(194,942)	(63,528)	27,922	124,019	(11,632)	(107,729)	(171,257)	874,530	703,273
Government Money Market Portfolio	(1,825)	0	0	0	(1,825)	88,111	291,613	368,179	164,677	162,852	1,845,966	2,008,818

The accompanying notes are an integral part of these financial statements.

13

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2018

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund -Class 2	$24,277	$(34,135)	$27,897	$(294,566)	$(276,527)	$233,079	$186,615	$(40,624)	$5,840	$(270,687)	$2,205,090	$1,934,403
Franklin Mutual Shares VIP Fund -Class 2	22,035	(76)	74,016	(296,199)	(200,224)	192,430	118,974	(8,494)	64,962	(135,262)	1,866,891	1,731,629
Franklin Small Cap Value VIP Fund -Class 2	(6,703)	(48,401)	221,506	(410,151)	(243,749)	180,863	56,011	215,198	340,050	96,301	1,437,261	1,533,562
Franklin U.S. Government Securities VIP Fund -Class 2	21,760	(27,388)	0	(10,402)	(16,030)	87,764	181,068	19,790	(73,514)	(89,544)	1,596,636	1,507,092
Templeton Foreign VIP Fund -Class 2	59,388	(15,360)	0	(920,076)	(876,048)	386,201	234,586	(17,291)	134,324	(741,724)	5,156,175	4,414,451
Templeton Global Bond VIP Fund -Class 2	(48,011)	(45,751)	0	114,133	20,371	233,722	251,054	113,014	95,682	116,053	3,551,892	3,667,945
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	40,369	431,485	275,797	(821,870)	(74,219)	505,248	887,499	(331,590)	(713,841)	(788,060)	10,503,517	9,715,457
Janus Henderson VIT Enterprise Portfolio-Service Shares	(72,927)	132,806	300,068	(483,660)	(123,713)	511,830	370,152	69,950	211,628	87,915	5,619,422	5,707,337
Janus Henderson VIT Global Research Portfolio-Service Shares	(651)	3,319	0	(14,364)	(11,696)	1,964	7,094	(23)	(5,153)	(16,849)	143,416	126,567
Janus Henderson VIT Overseas Portfolio-Service Shares	35,300	(642,264)	0	(1,170,071)	(1,777,035)	688,545	729,148	1,256,052	1,215,449	(561,586)	10,179,791	9,618,205
Janus Henderson VIT Research Portfolio-Service Shares	(35,036)	103,166	184,523	(366,979)	(114,326)	138,611	193,746	(171,915)	(227,050)	(341,376)	3,451,697	3,110,321
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	8,718	7,706	0	(31,729)	(15,305)	88,168	85,590	19,479	22,057	6,752	696,107	702,859
Mid Cap Growth Portfolio - Class I	(30,693)	32,413	492,555	(312,052)	182,223	146,899	180,403	113,661	80,157	262,380	2,002,984	2,265,364
U.S. Real Estate Portfolio - Class I	42,961	169,265	0	(508,857)	(296,631)	109,426	247,019	(117,290)	(254,883)	(551,514)	3,492,060	2,940,546
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	(22,647)	(68,224)	225,721	(335,799)	(200,949)	83,347	174,730	32,800	(58,583)	(259,532)	2,321,842	2,062,310
Mid Cap Growth Portfolio-Class S	(3,725)	4,806	20,198	(38,562)	(17,283)	8,139	29,701	(83)	(21,645)	(38,928)	253,371	214,443
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	(97,105)	167,008	569,075	(1,118,516)	(479,538)	362,618	610,826	(58,329)	(306,537)	(786,075)	7,242,473	6,456,398
Oppenheimer Conservative Balanced Fund/VA-Service Shares	3,334	27,515	24,074	(124,787)	(69,864)	43,376	63,558	(1,265)	(21,447)	(91,311)	1,036,046	944,735
Oppenheimer Global Fund/VA-Service Shares	(34,871)	123,379	405,767	(1,333,878)	(839,603)	430,605	380,784	115,300	165,121	(674,482)	5,681,799	5,007,317
Oppenheimer Main Street Fund®/VA-Service Shares	(23,994)	357,373	466,699	(1,198,602)	(398,524)	165,341	273,790	(739,438)	(847,887)	(1,246,411)	5,197,522	3,951,111
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	(64,533)	4,646	623,078	(1,107,371)	(544,180)	202,459	358,842	(70,104)	(226,487)	(770,667)	4,908,724	4,138,057
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	135,963	(53,278)	0	(234,403)	(151,718)	312,679	357,200	(692,148)	(736,669)	(888,387)	4,303,755	3,415,368
PIMCO Real Return Portfolio - Administrative Class	64,380	(112,945)	0	(162,099)	(210,664)	363,956	626,283	916,598	654,271	443,607	6,082,064	6,525,671
PIMCO Total Return Portfolio - Administrative Class	181,259	(134,327)	172,111	(530,846)	(311,803)	1,048,475	1,350,986	(957,179)	(1,259,690)	(1,571,493)	15,803,008	14,231,515
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	(5,947)	4,707	57,537	(118,380)	(62,083)	14,446	22,177	7,565	(166)	(62,249)	439,195	376,946
Wilshire Variable Insurance Trust:
2015 Fund	3,535	(64,163)	19,137	26,163	(15,328)	5,279	13,016	(307,323)	(315,060)	(330,388)	330,388	0
2025 Fund	8,547	(123,988)	61,673	(3,360)	(57,128)	75,473	28,556	(994,178)	(947,261)	(1,004,389)	1,004,389	0
2035 Fund	4,190	(105,909)	65,011	(23,122)	(59,830)	61,152	47,668	(900,948)	(887,464)	(947,294)	947,294	0
Wilshire Global Allocation Fund	(1,926)	(4)	0	(47,191)	(49,121)	12,961	285	2,159,942	2,172,618	2,123,497	0	2,123,497

The accompanying notes are an integral part of these financial statements.

14

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2017

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$5,137	$4,230	$0	$138,816	$148,183	$52,137	$53,101	$(8,533)	$(9,497)	$138,686	$629,111	$767,797
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	(23,799)	152,746	50,811	177,045	356,803	277,135	370,624	(25,189)	(118,678)	238,125	4,280,177	4,518,302
Invesco V.I. Comstock Fund-Series I Shares	51,447	160,872	278,060	502,741	993,120	422,018	401,970	68,462	88,510	1,081,630	6,054,610	7,136,240
Invesco V.I. Core Equity Fund-Series I Shares	(2,013)	16,199	25,972	13,761	53,919	12,652	5,362	(34,603)	(27,313)	26,606	494,756	521,362
Invesco V.I. Diversified Dividend Fund-Series I Shares	1,165	19,769	15,500	(6,200)	30,234	23,647	38,607	39,066	24,106	54,340	407,180	461,520
Invesco V.I. Global Health Care Fund-Series I Shares	(11,224)	109,944	52,289	(9,729)	141,280	34,052	195,213	(26,952)	(188,113)	(46,833)	1,006,998	960,165
Invesco V.I. Global Real Estate Fund-Series II Shares	72,128	77,173	66,692	200,380	416,373	458,463	303,689	(26,398)	128,376	544,749	3,634,295	4,179,044
Invesco V.I. Government Securities Fund-Series II Shares	1,840	(3,358)	0	2,819	1,301	18,158	36,748	(32,916)	(51,506)	(50,205)	501,563	451,358
Invesco V.I. International Growth Fund-Series II Shares	(2,674)	35,739	0	534,657	567,722	181,331	191,653	88,464	78,142	645,864	2,686,848	3,332,712
Invesco V.I. Managed Volatility Fund-Series II Shares	(3,873)	(55,634)	0	156,331	96,824	43,228	177,913	1,458	(133,227)	(36,403)	1,157,194	1,120,791
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	(23,465)	17,889	49,910	245,761	290,095	112,206	130,168	(1,296)	(19,258)	270,837	2,196,104	2,466,941
Invesco V.I. Mid Cap Growth Fund-Series II Shares	(63,996)	122,676	310,456	530,928	900,064	308,163	448,027	(102,670)	(242,534)	657,530	4,459,934	5,117,464
Invesco V.I. Small Cap Equity Fund-Series I Shares	(46,375)	18,442	160,034	288,765	420,866	319,207	195,868	(25,513)	97,826	518,692	3,296,155	3,814,847
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	36,926	362,725	840,659	310,206	1,550,516	1,007,540	1,475,842	(307,922)	(776,224)	774,292	13,408,655	14,182,947
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	9,949	(14,299)	13,203	130,625	139,478	142,170	402,212	(177,609)	(437,651)	(298,173)	3,071,095	2,772,922
Morningstar Growth ETF Asset Allocation Portfolio-Class II	(165)	942,272	1,271,312	1,400,215	3,613,634	1,381,210	3,211,195	49,295	(1,780,690)	1,832,944	23,380,027	25,212,971
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	23,603	34,738	287,533	154,823	500,697	266,173	319,694	(125,711)	(179,232)	321,465	6,052,138	6,373,603
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(24,331)	12,786	224,199	110,243	322,897	178,625	199,732	60,552	39,445	362,342	1,605,050	1,967,392
VP Large Company Value Fund-Class II	14,247	188,241	289,531	18,190	510,209	499,205	461,571	50,110	87,744	597,953	5,269,706	5,867,659
VP Mid Cap Value Fund-Class II	5,082	118,784	98,994	262,092	484,952	504,912	348,301	177,829	334,440	819,392	4,589,003	5,408,395
VP Ultra® Fund-Class II	(1,625)	1,980	5,929	28,268	34,552	4,538	22,791	31,612	13,359	47,911	107,427	155,338
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(8,312)	20,422	90,248	138,821	241,179	102,418	124,987	(61,602)	(84,171)	157,008	1,777,997	1,935,005
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(36,866)	(123,263)	621,300	933,605	1,394,776	372,324	748,548	(116,769)	(492,993)	901,783	6,891,551	7,793,334
Deutsche Variable Series II - Class A:
Deutsche International Growth VIP-Class A	(1,780)	1,562	0	40,187	39,969	20,446	133	18,361	38,674	78,643	155,443	234,086
Deutsche Small Mid Cap Value VIP-Class B	(3,238)	927	7,506	23,650	28,845	37,296	11,265	11,315	37,346	66,191	311,526	377,717
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(1,379)	(10,672)	3,425	41,709	33,083	77,260	56,181	36,430	57,509	90,592	222,077	312,669
Technology Growth Portfolio-Initial Shares	(7,441)	31,359	23,759	124,861	172,538	21,438	76,307	25,385	(29,484)	143,054	412,176	555,230
Dreyfus Stock Index Fund, Inc. - Service Shares	24,802	1,024,286	566,318	2,719,914	4,335,320	1,335,099	2,018,731	(159,828)	(843,460)	3,491,860	22,343,769	25,835,629
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares	(7,979)	29,352	115,697	89,465	226,535	147,949	89,676	6,210	64,483	291,018	1,635,887	1,926,905
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	(2,718)	23,319	104,213	56,473	181,287	30,550	62,049	(13,067)	(44,566)	136,721	737,809	874,530
Government Money Market Portfolio	(22,722)	0	0	0	(22,722)	119,667	317,817	(215,719)	(413,869)	(436,591)	2,282,557	1,845,966

The accompanying notes are an integral part of these financial statements.

15

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2017

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund -Class 2	$11,599	$(16,267)	$126,263	$30,752	$152,347	$169,667	$302,419	$48,504	$(84,248)	$68,099	$2,136,991	$2,205,090
Franklin Mutual Shares VIP Fund -Class 2	17,106	23,948	73,685	6,313	121,052	178,220	186,918	1,496	(7,202)	113,850	1,753,041	1,866,891
Franklin Small Cap Value VIP Fund -Class 2	(10,057)	(18,939)	93,237	55,722	119,963	125,154	65,661	27,280	86,773	206,736	1,230,525	1,437,261
Franklin U.S. Government Securities VIP Fund -Class 2	21,582	(26,042)	0	5,301	841	112,406	216,891	(55,919)	(160,404)	(159,563)	1,756,199	1,596,636
Templeton Foreign VIP Fund -Class 2	53,339	6,336	0	590,903	650,578	439,531	265,635	92,915	266,811	917,389	4,238,786	5,156,175
Templeton Global Bond VIP Fund -Class 2	(47,822)	(37,130)	11,697	94,130	20,875	257,715	238,347	(78,709)	(59,341)	(38,466)	3,590,358	3,551,892
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	1,283	163,194	18,492	1,289,458	1,472,427	617,112	1,088,554	444,370	(27,072)	1,445,355	9,058,162	10,503,517
Janus Henderson VIT Enterprise Portfolio-Service Shares	(59,002)	134,188	334,766	715,431	1,125,383	543,463	381,241	18,756	180,978	1,306,361	4,313,061	5,619,422
Janus Henderson VIT Global Research Portfolio-Service Shares	(985)	5,290	0	25,817	30,122	3,048	9,330	(8,291)	(14,573)	15,549	127,867	143,416
Janus Henderson VIT Overseas Portfolio-Service Shares	23,844	(485,287)	0	2,782,194	2,320,751	717,309	840,596	19,256	(104,031)	2,216,720	7,963,071	10,179,791
Janus Henderson VIT Research Portfolio-Service Shares	(37,120)	174,313	29,954	612,031	779,178	254,412	188,958	(640,171)	(574,717)	204,461	3,247,236	3,451,697
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	10,126	2,318	0	15,123	27,567	63,068	31,380	85,424	117,112	144,679	551,428	696,107
Mid Cap Growth Portfolio - Class I	(22,793)	1,974	0	548,692	527,873	121,434	80,253	17,610	58,791	586,664	1,416,320	2,002,984
U.S. Real Estate Portfolio - Class I	3,389	148,658	0	(99,407)	52,640	122,255	354,008	(3,527)	(235,280)	(182,640)	3,674,700	3,492,060
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	(23,774)	(63,971)	274,475	272,182	458,912	126,415	318,289	(23,225)	(215,099)	243,813	2,078,029	2,321,842
Mid Cap Growth Portfolio-Class S	(3,206)	535	4,897	44,016	46,242	10,260	6,591	4,909	8,578	54,820	198,551	253,371
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	(87,572)	211,316	620,564	740,981	1,485,289	452,677	717,950	(48,363)	(313,636)	1,171,653	6,070,820	7,242,473
Oppenheimer Conservative Balanced Fund/VA-Service Shares	3,395	44,982	0	25,281	73,658	48,540	90,860	(5,274)	(47,594)	26,064	1,009,982	1,036,046
Oppenheimer Global Fund/VA-Service Shares	(32,122)	169,808	0	1,292,832	1,430,518	434,496	343,533	90,635	181,598	1,612,116	4,069,683	5,681,799
Oppenheimer Main Street Fund®/VA-Service Shares	(18,094)	124,533	83,997	501,572	692,008	227,053	336,449	(78,421)	(187,817)	504,191	4,693,331	5,197,522
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	(33,372)	98,159	253,921	227,575	546,283	230,859	368,214	24,295	(113,060)	433,223	4,475,501	4,908,724
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	146,043	(6,906)	0	68,735	207,872	338,792	410,943	121,998	49,847	257,719	4,046,036	4,303,755
PIMCO Real Return Portfolio - Administrative Class	63,804	(95,011)	0	168,600	137,393	505,796	633,845	(45,615)	(173,664)	(36,271)	6,118,335	6,082,064
PIMCO Total Return Portfolio - Administrative Class	105,566	(35,730)	0	465,997	535,833	1,251,197	1,616,443	377,624	12,378	548,211	15,254,797	15,803,008
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	(5,158)	95,029	0	(31,295)	58,576	23,581	85,313	(137,185)	(198,917)	(140,341)	579,536	439,195
Wilshire Variable Insurance Trust:
2015 Fund	5,083	(838)	31,745	(7,165)	28,825	7,690	8,299	8,901	8,292	37,117	293,271	330,388
2025 Fund	15,008	17,475	94,507	(13,327)	113,663	90,027	96,853	20,547	13,721	127,384	877,005	1,004,389
2035 Fund	15,383	3,409	98,675	(8,114)	109,353	67,537	12,066	166,155	221,626	330,979	616,315	947,294

The accompanying notes are an integral part of these financial statements.

16

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

(1)	ORGANIZATION

Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2018 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:

AB Variable Products Series Fund, Inc.:

•	AB International Value Portfolio-Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Comstock Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Diversified Dividend Fund-Series I Shares

•	Invesco V.I. Health Care Fund-Series I Shares

•	Invesco V.I. Global Real Estate Fund-Series II Shares

•	Invesco V.I. Government Securities Fund-Series II Shares

•	Invesco V.I. International Growth Fund-Series II Shares

•	Invesco V.I. Managed Volatility Fund-Series II Shares

•	Invesco V.I. Mid Cap Core Equity Fund-Series II Shares

•	Invesco V.I. Mid Cap Growth Fund-Series II Shares

•	Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust:

•	Morningstar Balanced ETF Asset Allocation Portfolio-Class II

•	Morningstar Conservative ETF Asset Allocation Portfolio-Class II

•	Morningstar Growth ETF Asset Allocation Portfolio-Class II

•	Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.:

•	VP Capital Appreciation Fund-Class I

•	VP Large Company Value Fund-Class II

•	VP Mid Cap Value Fund-Class II

•	VP Ultra® Fund-Class II

Calamos® Advisors Trust:

•	Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Davis Value Portfolio

Deutsche DWS Variable Series II:

•	DWS International Growth VIP-Class A

•	DWS Small Mid Cap Value VIP-Class B

17

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

Dreyfus Investment Portfolios:

•	MidCap Stock Portfolio-Service Shares

•	Technology Growth Portfolio-Initial Shares

Dreyfus Stock Index Fund, Inc. – Service Shares

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Shares

Dreyfus Variable Investment Fund:

•	Appreciation Portfolio-Service Shares

•	Government Money Market Portfolio

Franklin Templeton Variable Insurance Products Trust:

•	Franklin Mutual Global Discovery VIP Fund-Class 2

•	Franklin Mutual Shares VIP Fund-Class 2

•	Franklin Small Cap Value VIP Fund-Class 2

•	Franklin U.S. Government Securities VIP Fund-Class 2

•	Templeton Foreign VIP Fund-Class 2

•	Templeton Global Bond VIP Fund-Class 2

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Service Shares

•	Janus Henderson VIT Enterprise Portfolio-Service Shares

•	Janus Henderson VIT Global Research Portfolio -Service Shares

•	Janus Henderson VIT Overseas Portfolio-Service Shares

•	Janus Henderson VIT Research Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.:

•	Core Plus Fixed Income Portfolio-Class I

•	Mid Cap Growth Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

Neuberger Berman Advisers Management Trust:

•	Guardian Portfolio-Class S

•	Mid Cap Growth Portfolio-Class S

Oppenheimer Variable Account Funds:

•	Oppenheimer Capital Appreciation Fund/VA-Service Shares

•	Oppenheimer Conservative Balanced Fund/VA-Service Shares

•	Oppenheimer Global Fund/VA-Service Shares

•	Oppenheimer Main Street Fund®/VA-Service Shares

•	Oppenheimer Main Street Small Cap Fund/VA-Service Shares

PIMCO Variable Insurance Trust:

•	PIMCO High Yield Portfolio-Administrative Class

•	PIMCO Real Return Portfolio-Administrative Class

•	PIMCO Total Return Portfolio-Administrative Class

Rydex Variable Trust:

•	Guggenheim Long Short Equity Fund (Closed)

Wilshire Variable Insurance Trust:

•	Wilshire Global Allocation Fund

18

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

Wilshire Variable Insurance Trust: On or about December 7, 2018, Wilshire 2015 Fund, Wilshire 2025 Fund and Wilshire 2035 Fund were merged into Wilshire Global Allocation Fund.

Deutsche DWS Variable Series II: On or about July 2, 2018, Deutsche Variable Series II was renamed Deutsche DWS Variable Series II, Deutsche International Growth VIP was renamed DWS International Growth VIP and Deutsche Small Mid Cap Value VIP was renamed DWS Small Mid Cap Value VIP. Effective on or about October 1, 2017, Deutsche Global Growth VIP was renamed Deutsche International Growth VIP.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Effective April 30, 2018, Invesco V.I. Global Health Care Fund was renamed Invesco V.I. Health Care Fund.

Janus Aspen Series: Effective on June 5, 2017, the following Portfolios were renamed:

•	Janus Aspen Balanced Portfolio was renamed Janus Henderson VIT Balanced Portfolio.

•	Janus Aspen Enterprise Portfolio was renamed Janus Henderson VIT Enterprise Portfolio.

•	Janus Aspen Global Research Portfolio was renamed Janus Henderson VIT Global Research Portfolio.

•	Janus Aspen Overseas Portfolio was renamed Janus Henderson VIT Overseas Portfolio.

•	Janus Aspen Research Portfolio was renamed Janus Henderson VIT Research Portfolio.

Effective May 1, 2017, Janus Aspen Janus Portfolio was renamed Research Portfolio.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Effective on or about May 1, 2017, The Dreyfus Socially Responsible Growth Fund, Inc. was renamed The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Morgan Stanley Variable Insurance Fund, Inc.: Effective on or about May 1, 2017, The Universal Institutional Funds, Inc. was renamed Morgan Stanley Variable Insurance Fund, Inc.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

19

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Fair Value Measurements - Continued

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

20

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(3)	DEDUCTIONS AND EXPENSES - Continued

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2018:

2.00% Series Contracts	$59,483
1.95% Series Contracts	38,087
1.85% Series Contracts	1,185
1.80% Series Contracts	19,880
1.75% Series Contracts	93,768
1.70% Series Contracts	10,617
1.65% Series Contracts	124,931
1.55% Series Contracts	168,003
1.50% Series Contracts	30,271
1.45% Series Contracts	30,740
1.40% Series Contracts	780,619
1.25% Series Contracts	1,885,100
1.00% Series Contracts	57,956
0.75% Series Contracts	153

$3,300,793

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 9.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $144,553 for the year ended December 31, 2018.

(4)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc. (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

21

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2018 Statements of Changes in Net Assets for applicable periods) December 31, 2018, are as follows:

	2018
	Cost of Purchases	Proceeds from Sales
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$47,657	$33,427
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	862,970	440,358
Invesco V.I. Comstock Fund-Series I Shares	1,169,277	1,114,011
Invesco V.I. Core Equity Fund-Series I Shares	41,631	52,380
Invesco V.I. Diversified Dividend Fund-Series I Shares	40,103	68,313
Invesco V.I. Global Real Estate Fund-Series II Shares	462,913	268,983
Invesco V.I. Government Securities Fund-Series II Shares	95,895	50,423
Invesco V.I. Health Care Fund-Series I Shares	165,707	213,269
Invesco V.I. International Growth Fund-Series II Shares	229,031	1,152,122
Invesco V.I. Managed Volatility Fund-Series II Shares	72,359	88,044
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	466,714	327,377
Invesco V.I. Mid Cap Growth Fund-Series II Shares	854,718	435,171
Invesco V.I. Small Cap Equity Fund-Series I Shares	644,376	324,910
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	1,919,921	1,586,359
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	344,692	451,576
Morningstar Growth ETF Asset Allocation Portfolio-Class II	3,296,101	2,395,638
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	447,984	865,215
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	170,758	139,737
VP Large Company Value Fund-Class II	859,375	352,833
VP Mid Cap Value Fund-Class II	1,162,062	357,894
VP Ultra® Fund-Class II	230,793	202,353
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	197,171	134,587
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	1,577,525	657,238
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	20,587	5,475
DWS Small Mid Cap Value VIP-Class B	112,608	29,870
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	80,102	108,607
Technology Growth Portfolio-Initial Shares	96,779	94,586
Dreyfus Stock Index Fund, Inc. - Service Shares	1,867,237	1,527,856
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares	453,525	260,917
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	130,086	137,840
Government Money Market Portfolio	736,220	573,368
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	276,908	218,894
Franklin Mutual Shares VIP Fund -Class 2	286,751	125,738
Franklin Small Cap Value VIP Fund -Class 2	692,103	137,250
Franklin U.S. Government Securities VIP Fund -Class 2	167,169	218,923
Templeton Foreign VIP Fund -Class 2	532,840	339,128
Templeton Global Bond VIP Fund -Class 2	326,252	278,581
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	1,292,048	1,689,723
Janus Henderson VIT Enterprise Portfolio-Service Shares	793,790	355,021
Janus Henderson VIT Global Research Portfolio-Service Shares	2,345	8,149
Janus Henderson VIT Overseas Portfolio-Service Shares	2,112,767	862,018
Janus Henderson VIT Research Portfolio-Service Shares	598,175	675,738

22

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES - Continued

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2018 Statements of Changes in Net Assets for applicable periods) December 31, 2018, are as follows:

	2018
	Cost of Purchases	Proceeds from Sales
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	$132,021	$101,246
Mid Cap Growth Portfolio - Class I	804,292	262,273
U.S. Real Estate Portfolio - Class I	137,544	349,466
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	351,106	206,615
Mid Cap Growth Portfolio-Class S	26,308	31,480
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	777,030	611,597
Oppenheimer Conservative Balanced Fund/VA-Service Shares	68,750	62,789
Oppenheimer Global Fund/VA-Service Shares	910,994	374,977
Oppenheimer Main Street Fund®/VA-Service Shares	839,945	1,245,127
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	842,219	510,161
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	530,878	1,131,584
PIMCO Real Return Portfolio - Administrative Class	1,371,651	653,000
PIMCO Total Return Portfolio - Administrative Class	1,476,632	2,382,952
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	73,895	22,471
Wilshire Variable Insurance Trust:
2015 Fund	37,675	330,063
2025 Fund	148,814	1,025,855
2035 Fund	132,825	951,088
Wilshire Global Allocation Fund	2,170,869	177

23

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2018	Units Purchased	Units Redeemed	Units Outstanding 12/31/2018
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	661.776	47.679	0.000	709.455
AB International Value Portfolio - Class B - 1.75% series contract	9.394	0.000	0.042	9.352
AB International Value Portfolio - Class B - 1.65% series contract	9.397	0.000	0.042	9.355
AB International Value Portfolio - Class B - 1.55% series contract	3,978.393	493.900	0.282	4,472.011
AB International Value Portfolio - Class B - 1.50% series contract	1,385.215	92.718	0.000	1,477.932
AB International Value Portfolio - Class B - 1.45% series contract	1,957.028	54.030	62.128	1,948.930
AB International Value Portfolio - Class B - 1.25% series contract	83,226.008	5,396.945	4,565.595	84,057.358
AB International Value Portfolio - Class B - 1.00% series contract	4,062.689	365.685	16.980	4,411.394
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund - 2.00% series contract	1,480.534	20.016	1,500.550	0.000
Invesco V.I. American Value Fund-Series I Shares Fund - 1.95% series contract	1,081.651	48.107	1,129.758	0.000
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	1,937.803	21.873	128.308	1,831.368
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	1,575.218	146.367	970.584	751.001
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	303.952	0.000	0.000	303.952
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	4,982.659	50.170	0.041	5,032.788
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	4,736.646	11.249	498.016	4,249.879
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	4,982.821	354.192	173.386	5,163.627
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	4,028.673	537.638	319.149	4,247.162
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	843.114	12.555	26.659	829.010
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	56,386.194	1,523.179	4,310.689	53,598.684
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	92,814.308	10,536.367	10,209.381	93,141.294
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	6,914.228	491.337	292.512	7,113.053
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	13,226.482	90.901	3,797.879	9,519.504
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	9,167.545	359.606	2,117.216	7,409.935
Invesco V.I. Comstock Fund-Series I Shares - 1.80% series contract	436.235	1.845	38.788	399.292
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	21,153.747	655.927	4,027.002	17,782.672
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	458.406	0.000	0.000	458.406
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	23,576.949	132.003	4,782.872	18,926.080
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	2,766.080	3,612.615	2,312.838	4,065.857
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	2,031.775	225.357	698.962	1,558.170
Invesco V.I. Comstock Fund-Series I Shares - 1.45% series contract	79.180	1.019	5.291	74.908
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	168,886.230	7,538.896	21,601.960	154,823.166
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	136,040.140	15,241.902	22,177.581	129,104.461
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	1,216.660	237.887	123.934	1,330.613
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	854.947	0.000	13.201	841.746
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	0.000	0.000	6.505
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	3,667.045	6.917	215.482	3,458.480
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	23,975.561	549.520	2,404.320	22,120.761
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	107.807	6.660	0.088	114.379
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	5,351.947	0.000	433.619	4,918.328
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	19,245.653	1,020.043	3,180.640	17,085.056
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	1,513.340	18.867	223.346	1,308.861
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.95% series contract	244.191	16.402	260.593	0.000
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	3,873.595	282.836	133.921	4,022.510
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	719.511	15.907	390.393	345.025
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	10,657.036	376.906	1,373.239	9,660.703
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	16,456.879	734.464	995.107	16,196.236
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	6,540.994	728.572	1,601.482	5,668.084
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,516.194	34.071	52.551	1,497.714
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	303,891.861	23,489.216	18,444.681	308,936.396
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	10,062.030	2,447.971	1,150.069	11,359.932
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	348.849	4.565	13.275	340.139
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	7,999.203	104.450	1,526.119	6,577.534
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	27,030.531	7,194.284	2,357.362	31,867.453
Invesco V.I. Health Care Fund-Series I Shares - 1.70% series contract	165.903	1.976	9.165	158.714
Invesco V.I. Health Care Fund-Series I Shares - 1.65% series contract	2,444.911	8.494	607.845	1,845.560
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	31,275.268	1,725.216	6,584.058	26,416.426
Invesco V.I. International Growth Fund-Series II Shares - 2.00% series contract	14,108.406	130.095	14,238.501	0.000
Invesco V.I. International Growth Fund-Series II Shares - 1.95% series contract	11,110.527	450.536	11,561.063	0.000
Invesco V.I. International Growth Fund-Series II Shares - 1.80% series contract	517.211	0.130	130.209	387.132
Invesco V.I. International Growth Fund-Series II Shares - 1.75% series contract	18,407.730	629.043	16,107.726	2,929.047
Invesco V.I. International Growth Fund-Series II Shares - 1.65% series contract	1,103.938	330.242	6.056	1,428.124
Invesco V.I. International Growth Fund-Series II Shares - 1.55% series contract	4,068.299	65.857	2,258.354	1,875.802
Invesco V.I. International Growth Fund-Series II Shares - 1.50% series contract	1,653.467	33.475	1,014.546	672.396
Invesco V.I. International Growth Fund-Series II Shares - 1.45% series contract	140.597	0.615	9.317	131.895
Invesco V.I. International Growth Fund-Series II Shares - 1.25% series contract	206,315.448	15,462.784	53,497.785	168,280.447
Invesco V.I. International Growth Fund-Series II Shares - 1.00% series contract	5,512.360	620.335	3,492.609	2,640.086
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.70% series contract	55.078	0.000	55.078	0.000
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.65% series contract	3,130.661	14.294	276.349	2,868.606
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.40% series contract	38,730.355	1,158.086	2,828.614	37,059.827
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 2.00% series contract	833.406	0.000	0.000	833.406
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.80% series contract	1,174.056	0.982	75.848	1,099.190
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.75% series contract	637.548	0.000	628.247	9.301
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.65% series contract *	9.343	0.000	0.041	9.302
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.65% series contract	1,747.609	0.000	10.942	1,736.667
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.55% series contract	5,848.233	133.596	2,387.400	3,594.429
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.50% series contract	544.825	424.620	56.669	912.776
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.45% series contract	302.544	0.968	20.025	283.487
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.40% series contract	20,663.331	455.483	1,881.481	19,237.333
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.25% series contract	102,847.461	8,548.843	13,973.293	97,423.011
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.00% series contract	1,947.891	218.414	18.886	2,147.419
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 2.00% series contract	2,028.191	0.000	58.216	1,969.975
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.80% series contract	1,633.083	33.000	14.373	1,651.710
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.75% series contract	225.532	15.851	24.872	216.511
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.70% series contract	295.985	0.000	0.217	295.768
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.65% series contract	3,940.874	1.398	541.516	3,400.756
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.55% series contract	12,443.782	1,823.330	1,737.765	12,529.347
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.50% series contract	4,200.652	3,682.311	1,459.841	6,423.122
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.45% series contract	2,583.961	50.808	82.266	2,552.503
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.40% series contract	67,389.402	1,990.533	2,038.675	67,341.260
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.25% series contract	202,009.835	10,733.722	17,868.412	194,875.145
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.00% series contract	9,102.939	648.091	1,149.134	8,601.896

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

24

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2018	Units Purchased	Units Redeemed	Units Outstanding 12/31/2018
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	1,113.223	31.800	68.749	1,076.274
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract *	1,567.774	346.386	69.234	1,844.926
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract	403.261	0.000	0.000	403.261
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	901.625	37.750	2.289	937.086
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	553.422	31.973	12.029	573.366
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	4,566.472	423.713	58.153	4,932.032
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	3,503.481	0.000	224.048	3,279.433
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	7,606.124	3,341.860	5,250.269	5,697.715
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	3,678.976	614.216	1,097.538	3,195.654
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	922.972	32.341	8.289	947.024
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	40,525.679	4,128.186	5,546.925	39,106.940
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	133,881.845	14,175.426	6,471.291	141,585.980
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	5,931.447	1,509.055	486.668	6,953.834
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,490.587	141.427	1.271	1,630.743
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.95% series contract	52.816	12.572	65.388	0.000
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.85% series contract	15,788.224	0.000	15,788.224	0.000
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	717.588	0.000	0.440	717.148
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	1,432.533	47.726	167.660	1,312.599
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	408.240	0.000	37.652	370.588
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	42,954.243	1,232.234	5,940.252	38,246.225
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	8,190.046	0.000	6,929.763	1,260.283
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	163,896.335	4,479.136	57,610.433	110,765.038
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	15,235.340	70.477	264.763	15,041.054
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	79,806.767	3,546.566	17,232.872	66,120.461
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	652,647.569	45,766.833	16,028.959	682,385.443
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	34,349.264	464.974	782.555	34,031.683
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.75% series contract	1,382.555	0.000	2.902	1,379.653
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	9,733.973	53.356	930.754	8,856.575
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	9,219.540	0.000	7,738.043	1,481.497
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,685.856	60.638	97.766	1,648.728
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	14,952.180	196.006	5,532.810	9,615.376
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.50% series contract	523.328	0.000	236.205	287.123
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	11,443.029	79.874	364.360	11,158.543
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	5,802.475	570.933	155.805	6,217.603
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	180,046.997	22,172.157	22,564.139	179,655.015
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	23.966	40.116	0.122	63.960
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	21,176.251	887.001	16,700.146	5,363.106
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	128.980	0.000	0.000	128.980
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	72,699.537	2,843.935	1,426.081	74,117.391
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	7,707.055	68.098	144.912	7,630.241
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	178,326.229	8,461.253	17,554.875	169,232.607
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	2,190.404	5,012.473	94.313	7,108.564
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	48,568.107	667.157	950.784	48,284.480
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	25,533.276	1,108.628	8,724.888	17,917.016
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,357,492.644	49,032.160	120,641.957	1,285,882.847
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	14,769.621	2,238.361	143.501	16,864.481
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,451.034	153.447	1.249	1,603.232
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	18,629.590	398.629	1,770.831	17,257.388
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	78,990.352	821.159	18,164.250	61,647.261
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	7.741	0.000	0.153	7.588
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	18,676.784	5.538	9,072.106	9,610.216
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	2,228.744	7.641	33.457	2,202.928
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	31,130.103	1,798.237	7,756.606	25,171.734
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	35,788.280	433.895	1,108.590	35,113.585
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	307,428.581	11,712.971	31,378.764	287,762.788
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	2,920.397	212.351	142.847	2,989.901
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.75% series contract	2,545.077	0.000	1,227.486	1,317.591
VP Capital Appreciation Fund-Class I - 1.70% series contract	325.821	4.089	0.000	329.910
VP Capital Appreciation Fund-Class I - 1.65% series contract	9,329.442	156.422	652.479	8,833.385
VP Capital Appreciation Fund-Class I - 1.55% series contract	653.552	0.000	0.441	653.111
VP Capital Appreciation Fund-Class I - 1.50% series contract	613.519	495.456	246.933	862.042
VP Capital Appreciation Fund-Class I - 1.45% series contract	121.047	0.000	0.920	120.127
VP Capital Appreciation Fund-Class I - 1.40% series contract	78,718.971	6,416.238	5,255.001	79,880.208
VP Capital Appreciation Fund-Class I - 1.25% series contract	55,263.853	6,466.397	2,736.290	58,993.960
VP Capital Appreciation Fund-Class I - 1.00% series contract	572.105	109.317	1.665	679.757
VP Large Company Value Fund-Class II - 2.00% series contract	2,331.845	49.700	154.338	2,227.207
VP Large Company Value Fund-Class II - 1.80% series contract	5,365.399	273.726	374.155	5,264.970
VP Large Company Value Fund-Class II - 1.75% series contract	9.302	0.000	0.041	9.261
VP Large Company Value Fund-Class II - 1.65% series contract *	7,628.188	461.441	1,204.785	6,884.844
VP Large Company Value Fund-Class II - 1.65% series contract	379.335	0.000	0.000	379.335
VP Large Company Value Fund-Class II - 1.55% series contract	16,165.150	552.755	221.491	16,496.414
VP Large Company Value Fund-Class II - 1.50% series contract	4,802.747	610.491	1,361.231	4,052.007
VP Large Company Value Fund-Class II - 1.45% series contract	91.715	0.000	0.697	91.018
VP Large Company Value Fund-Class II - 1.40% series contract	35,792.210	1,511.609	1,872.111	35,431.708
VP Large Company Value Fund-Class II - 1.25% series contract	269,105.522	25,784.703	15,933.140	278,957.085
VP Large Company Value Fund-Class II - 1.00% series contract	9,206.328	2,464.031	944.952	10,725.407
VP Mid Cap Value Fund-Class II - 2.00% series contract	1,065.434	4,737.462	49.623	5,753.273
VP Mid Cap Value Fund-Class II - 1.95% series contract	0.000	3,830.625	0.000	3,830.625
VP Mid Cap Value Fund-Class II - 1.80% series contract	2,799.016	251.462	141.365	2,909.113
VP Mid Cap Value Fund-Class II - 1.75% series contract	752.748	5,515.322	2.708	6,265.362
VP Mid Cap Value Fund-Class II - 1.70% series contract	258.218	31.502	289.720	0.000
VP Mid Cap Value Fund-Class II - 1.65% series contract *	5,462.582	392.750	35.689	5,819.643
VP Mid Cap Value Fund-Class II - 1.65% series contract	612.104	0.000	297.530	314.574
VP Mid Cap Value Fund-Class II - 1.55% series contract	10,489.365	1,210.573	830.319	10,869.619
VP Mid Cap Value Fund-Class II - 1.50% series contract	4,511.923	862.236	828.498	4,545.661
VP Mid Cap Value Fund-Class II - 1.40% series contract	25,916.179	2,025.613	5,505.372	22,436.420
VP Mid Cap Value Fund-Class II - 1.25% series contract	151,327.077	16,774.431	7,044.465	161,057.043
VP Mid Cap Value Fund-Class II - 1.00% series contract	10,475.065	2,046.558	699.241	11,822.382
VP Ultra®Fund-Class II - 1.70% series contract	537.534	348.194	69.351	816.377
VP Ultra®Fund-Class II - 1.65% series contract	381.500	0.000	0.284	381.216
VP Ultra®Fund-Class II - 1.40% series contract	5,703.971	7,394.613	7,455.102	5,643.482

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

25

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2018	Units Purchased	Units Redeemed	Units Outstanding 12/31/2018
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.75% series contract	246.661	12.446	12.721	246.386
Calamos® Growth and Income Portfolio - 1.65% series contract *	1,693.223	0.000	581.238	1,111.985
Calamos® Growth and Income Portfolio - 1.65% series contract	1,868.428	6.489	62.809	1,812.108
Calamos® Growth and Income Portfolio - 1.55% series contract	3,864.036	71.834	140.314	3,795.556
Calamos® Growth and Income Portfolio - 1.50% series contract	263.081	124.513	0.539	387.055
Calamos® Growth and Income Portfolio - 1.40% series contract	20,586.363	575.114	1,657.873	19,503.604
Calamos® Growth and Income Portfolio - 1.25% series contract	88,000.883	6,115.868	5,575.046	88,541.705
Calamos® Growth and Income Portfolio - 1.00% series contract	2,255.269	0.000	0.489	2,254.780
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.80% series contract	1,433.057	65.745	0.287	1,498.515
Davis Value Portfolio - 1.75% series contract	3,216.314	102.522	908.126	2,410.710
Davis Value Portfolio - 1.70% series contract	52.020	0.000	0.000	52.020
Davis Value Portfolio - 1.65% series contract *	717.581	77.570	81.431	713.720
Davis Value Portfolio - 1.65% series contract	3,048.668	40.163	220.972	2,867.859
Davis Value Portfolio - 1.55% series contract	19,548.419	882.342	2,799.826	17,630.935
Davis Value Portfolio - 1.50% series contract	5,024.193	260.056	105.465	5,178.784
Davis Value Portfolio - 1.45% series contract	5,622.095	99.677	192.949	5,528.823
Davis Value Portfolio - 1.40% series contract	29,237.685	647.929	5,307.587	24,578.027
Davis Value Portfolio - 1.25% series contract	365,424.380	15,331.419	27,673.905	353,081.894
Davis Value Portfolio - 1.00% series contract	19,981.130	748.813	1,590.707	19,139.236
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A - 1.75% series contract	9.395	0.000	0.041	9.354
DWS International Growth VIP-Class A - 1.65% series contract	9.396	0.000	0.040	9.356
DWS International Growth VIP-Class A - 1.55% series contract	9.795	0.000	0.041	9.754
DWS International Growth VIP-Class A - 1.25% series contract	18,729.651	1,617.295	373.597	19,973.349
DWS International Growth VIP-Class A - 1.00% series contract	63.407	74.641	7.618	130.430
DWS Small Mid Cap Value VIP-Class B - 1.95% series contract	0.000	13.883	0.000	13.883
DWS Small Mid Cap Value VIP-Class B - 1.75% series contract	9.431	0.000	0.042	9.389
DWS Small Mid Cap Value VIP-Class B - 1.65% series contract	9.433	0.000	0.041	9.392
DWS Small Mid Cap Value VIP-Class B - 1.55% series contract	2,653.371	275.623	139.525	2,789.469
DWS Small Mid Cap Value VIP-Class B - 1.50% series contract	761.161	365.781	375.776	751.166
DWS Small Mid Cap Value VIP-Class B - 1.25% series contract	15,783.750	1,757.363	1,032.439	16,508.674
DWS Small Mid Cap Value VIP-Class B - 1.00% series contract	912.272	204.797	73.070	1,043.999
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.334	0.436	0.041	9.729
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	2,513.150	45.842	0.042	2,558.950
MidCap Stock Portfolio-Service Shares - 1.65% series contract	180.603	10.440	48.712	142.331
MidCap Stock Portfolio-Service Shares - 1.55% series contract	9.732	0.000	0.041	9.691
MidCap Stock Portfolio-Service Shares - 1.50% series contract	287.805	177.142	0.000	464.947
MidCap Stock Portfolio-Service Shares - 1.45% series contract	36.455	0.000	0.277	36.178
MidCap Stock Portfolio-Service Shares - 1.40% series contract	2,805.167	237.112	15.316	3,026.963
MidCap Stock Portfolio-Service Shares - 1.25% series contract	8,981.533	1,642.202	4,957.871	5,665.864
MidCap Stock Portfolio-Service Shares - 1.00% series contract	118.327	93.598	31.715	180.210
Technology Growth Portfolio-Initial Shares - 1.70% series contract	8.143	0.000	0.000	8.143
Technology Growth Portfolio-Initial Shares - 1.65% series contract	541.442	0.000	0.193	541.249
Technology Growth Portfolio-Initial Shares - 1.40% series contract	17,771.748	2,087.838	2,714.290	17,145.296
Dreyfus Stock Index Fund, Inc. - Service Shares - 2.00% series contract	20,355.511	3,096.749	2,446.582	21,005.678
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.95% series contract	14,829.258	2,777.436	939.460	16,667.234
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	2,652.690	236.211	158.677	2,730.224
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.80% series contract	636.956	0.000	9.662	627.294
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.75% series contract	24,980.249	5,072.197	1,528.726	28,523.720
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.70% series contract	372.168	0.000	62.478	309.690
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	5,323.760	318.523	235.918	5,406.365
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.65% series contract	4,364.437	0.000	927.974	3,436.463
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.55% series contract	37,187.595	3,373.497	8,663.114	31,897.978
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.50% series contract	8,419.032	760.450	530.336	8,649.146
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.45% series contract	12,366.972	198.170	40.690	12,524.452
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.40% series contract	359,767.080	10,076.134	21,284.651	348,558.563
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.25% series contract	588,273.103	35,278.225	31,711.648	591,839.680
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.00% series contract	29,230.924	3,218.714	2,116.932	30,332.706
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.354	0.000	0.207	338.147
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	2,936.209	0.000	2,926.935	9.274
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	3,129.653	0.000	2,987.282	142.371
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract *	9.317	0.000	0.041	9.276
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract	18.293	0.000	0.000	18.293
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	933.108	135.743	0.041	1,068.810
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.50% series contract	151.596	0.000	0.677	150.919
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.45% series contract	100.690	0.000	100.690	0.000
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	25,312.606	913.017	2,978.011	23,247.612
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	56,421.571	2,348.293	2,037.000	56,732.864
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	704.415	535.756	218.474	1,021.697
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares - 1.80% series contract	686.735	0.000	10.551	676.184
Appreciation Portfolio-Service Shares - 1.70% series contract	319.011	14.494	117.009	216.496
Appreciation Portfolio-Service Shares - 1.65% series contract	1,865.608	40.725	507.507	1,398.826
Appreciation Portfolio-Service Shares - 1.40% series contract	31,082.607	978.868	4,541.553	27,519.922
Government Money Market Portfolio - 1.95% series contract	8,329.325	93,279.909	478.111	101,131.123
Government Money Market Portfolio - 2.00% series contract	0.000	70,664.429	0.000	70,664.429
Government Money Market Portfolio - 1.80% series contract **	95.763	0.000	0.633	95.130
Government Money Market Portfolio - 1.80% series contract	2,473.663	0.000	0.000	2,473.663
Government Money Market Portfolio - 1.75% series contract	79,772.624	107,918.498	29,428.390	158,262.732
Government Money Market Portfolio - 1.70% series contract	8,528.532	630.853	22.123	9,137.262
Government Money Market Portfolio - 1.65% series contract *	16,489.477	1,958.394	5,018.284	13,429.587
Government Money Market Portfolio - 1.65% series contract	2,771.267	0.000	61.931	2,709.336
Government Money Market Portfolio - 1.55% series contract	18,933.914	203,981.108	166,071.382	56,843.640
Government Money Market Portfolio - 1.50% series contract	367.640	0.000	1.596	366.044
Government Money Market Portfolio - 1.45% series contract	641.470	28.786	1.254	669.002
Government Money Market Portfolio - 1.40% series contract	849,749.360	224,107.376	178,659.887	895,196.849
Government Money Market Portfolio - 1.25% series contract	986,366.371	157,976.786	280,496.254	863,846.903
Government Money Market Portfolio - 1.00% series contract	37,190.261	8,639.874	7,922.263	37,907.872

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

26

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2018	Units Purchased	Units Redeemed	Units Outstanding 12/31/2018
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.80% series contract	583.246	0.000	0.000	583.246
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	1,865.643	77.856	763.011	1,180.488
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	2,727.969	34.069	429.836	2,332.202
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	3,103.669	170.243	0.555	3,273.357
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	1,158.577	63.783	0.919	1,221.441
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	94,124.109	9,182.457	9,749.601	93,556.965
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	1,679.442	1,443.276	4.304	3,118.414
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	8,504.142	177.474	2,416.388	6,265.228
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	2,870.748	0.000	22.574	2,848.174
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	5,826.720	147.135	1,143.132	4,830.723
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	2,090.444	149.260	565.612	1,674.092
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	100,726.921	11,609.868	3,924.860	108,411.929
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	1,647.661	49.891	155.201	1,542.351
Franklin Small Cap Value VIP Fund -Class 2 - 2.00% series contract	0.000	2,552.925	9.907	2,543.018
Franklin Small Cap Value VIP Fund -Class 2 - 1.95% series contract	0.000	2,071.243	0.000	2,071.243
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	710.765	3,272.546	56.227	3,927.084
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	487.441	4.323	0.102	491.662
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	4,493.456	104.305	84.267	4,513.494
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	969.250	2,307.850	39.743	3,237.357
Franklin Small Cap Value VIP Fund -Class 2 - 1.45% series contract	86.705	0.197	5.733	81.169
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	39,378.136	5,903.775	3,803.897	41,478.014
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	1,467.730	384.681	650.023	1,202.388
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	2,233.160	14.206	132.472	2,114.894
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	1,047.519	0.000	0.311	1,047.208
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	6,400.347	298.208	968.815	5,729.740
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	1,021.866	21.145	587.352	455.659
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	7,493.609	3,770.011	2,175.536	9,088.084
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	226.178	29.181	31.947	223.412
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	112.901	4.649	0.219	117.331
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	114,890.626	8,731.948	15,238.767	108,383.807
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	8,727.538	558.527	937.565	8,348.500
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	44,772.590	2,179.061	5,115.775	41,835.876
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	31,565.453	2,779.106	1,322.433	33,022.126
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	8,001.248	539.828	413.613	8,127.463
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	47,873.328	2,494.788	1,995.677	48,372.439
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	799.161	141.363	843.570	96.954
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	9,733.211	746.700	1,273.173	9,206.738
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	1,276.076	16.272	7.315	1,285.033
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	12,527.093	961.146	67.399	13,420.840
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	9,492.986	1,411.320	1,706.410	9,197.896
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	41,812.564	2,389.974	1,621.224	42,581.314
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	256,066.335	32,241.173	20,722.367	267,585.141
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	10,841.284	2,951.292	1,142.803	12,649.773
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	6,636.681	1,855.454	532.873	7,959.262
Templeton Global Bond VIP Fund -Class 2 - 1.95% series contract	4,163.719	1,693.578	45.035	5,812.262
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	2,031.752	384.947	170.875	2,245.824
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	9,415.282	2,539.060	827.638	11,126.704
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	5,162.431	424.644	1,403.240	4,183.835
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	6,771.766	299.589	2,238.184	4,833.171
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	483.915	215.707	13.659	685.963
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	221,036.506	20,290.149	16,084.235	225,242.420
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	3,039.586	1,070.445	429.930	3,680.101
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 2.00% series contract	11,773.764	53.433	11,827.197	0.000
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.95% series contract	7,944.421	301.789	8,246.210	0.000
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	3,014.904	88.757	124.367	2,979.294
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	655.348	0.000	10.349	644.999
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	24,751.260	3,736.038	17,416.873	11,070.425
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	2,688.202	6.397	15.632	2,678.967
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	7,570.098	168.821	524.960	7,213.959
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	9,741.319	0.000	475.610	9,265.709
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	27,167.092	816.161	5,274.513	22,708.740
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	7,647.530	249.029	2,869.741	5,026.818
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	1,992.696	2.679	51.809	1,943.566
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	91,581.187	2,332.908	8,211.488	85,702.607
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	323,014.999	44,323.638	34,548.815	332,789.822
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	3,035.516	1,528.354	985.355	3,578.515
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	1,532.816	21.350	117.797	1,436.369
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract *	1,897.543	180.268	203.930	1,873.881
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract	198.999	0.000	0.000	198.999
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	918.169	22.434	0.000	940.603
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.70% series contract	168.098	5.799	15.737	158.160
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	7,706.132	304.907	1,188.715	6,822.324
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	20.997	0.213	2.764	18.446
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	8,806.171	393.082	161.742	9,037.511
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	4,992.699	496.601	1,359.668	4,129.632
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	23,367.364	1,080.200	1,912.893	22,534.671
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	156,194.217	17,536.122	7,871.676	165,858.663
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	11,904.594	3,477.929	932.133	14,450.390
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.70% series contract	58.653	0.000	0.144	58.509
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.40% series contract	6,873.427	92.699	346.268	6,619.858
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	23,005.077	52,320.173	2,428.182	72,897.068
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	16,032.143	44,050.556	259.321	59,823.378
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,222.014	201.526	52.539	2,371.001
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	56,125.904	67,531.559	728.682	122,928.781
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	476.713	40.973	506.557	11.129
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	2,064.129	105.195	590.811	1,578.513
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	2,972.910	22.508	25.998	2,969.420
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	46,651.200	2,768.494	18,177.593	31,242.101
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	9,486.314	12,379.016	10.946	21,854.384
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	7,365.287	243.278	239.635	7,368.930
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	120,422.275	6,498.147	16,131.162	110,789.260
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	779,267.129	94,663.660	55,282.779	818,648.010
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	33,343.446	5,149.068	2,768.205	35,724.309

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

27

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2018	Units Purchased	Units Redeemed	Units Outstanding 12/31/2018
Janus Aspen Series:
Janus Henderson VIT Research Portfolio-Service Shares - 1.80% series contract	427.471	0.000	53.353	374.118
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	9.361	0.000	0.042	9.319
Janus Henderson VIT Research Portfolio-Service Shares - 1.70% series contract	2,788.742	25.901	2,110.953	703.690
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	5,240.991	46.291	150.147	5,137.135
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract	50.354	3.918	9.265	45.007
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	3,205.401	9,953.190	10,329.485	2,829.106
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	21.572	4.820	0.320	26.072
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	25,620.277	808.594	494.290	25,934.581
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	126,155.561	10,802.283	18,827.091	118,130.753
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	1,672.233	367.156	102.817	1,936.572
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I - 1.75% series contract	9.454	0.000	0.041	9.413
Core Plus Fixed Income Portfolio - Class I - 1.70% series contract	1,150.730	177.702	0.000	1,328.432
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract *	9.456	0.000	0.041	9.415
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract	10,731.582	0.000	1,342.668	9,388.914
Core Plus Fixed Income Portfolio - Class I - 1.55% series contract	1,351.572	122.123	95.694	1,378.001
Core Plus Fixed Income Portfolio - Class I - 1.50% series contract	544.395	125.510	74.615	595.290
Core Plus Fixed Income Portfolio - Class I - 1.40% series contract	23,097.580	911.123	2,556.783	21,451.920
Core Plus Fixed Income Portfolio - Class I - 1.25% series contract	7,838.740	6,570.784	3,092.667	11,316.857
Core Plus Fixed Income Portfolio - Class I - 1.00% series contract	2,892.214	1,518.732	365.314	4,045.632
Mid Cap Growth Portfolio - Class I - 1.80% series contract	294.508	0.000	0.181	294.327
Mid Cap Growth Portfolio - Class I - 1.75% series contract	66.206	4.024	12.671	57.559
Mid Cap Growth Portfolio - Class I - 1.70% series contract	51.515	594.511	3.687	642.339
Mid Cap Growth Portfolio - Class I - 1.65% series contract *	1,006.883	0.000	297.100	709.783
Mid Cap Growth Portfolio - Class I - 1.65% series contract	1,590.041	84.904	36.741	1,638.204
Mid Cap Growth Portfolio - Class I - 1.55% series contract	5,746.256	68.536	1,913.025	3,901.767
Mid Cap Growth Portfolio - Class I - 1.50% series contract	2,576.453	428.360	2.264	3,002.549
Mid Cap Growth Portfolio - Class I - 1.45% series contract	270.407	4.295	3.696	271.006
Mid Cap Growth Portfolio - Class I - 1.40% series contract	14,205.342	2,077.582	1,280.122	15,002.802
Mid Cap Growth Portfolio - Class I - 1.25% series contract	85,717.770	13,199.948	8,431.114	90,486.604
Mid Cap Growth Portfolio - Class I - 1.00% series contract	2,836.398	566.021	1,050.285	2,352.134
U.S. Real Estate Portfolio - Class I - 1.80% series contract	183.345	0.000	0.000	183.345
U.S. Real Estate Portfolio - Class I - 1.70% series contract	908.855	8.713	86.794	830.774
U.S. Real Estate Portfolio - Class I - 1.65% series contract	4,152.969	17.119	273.241	3,896.847
U.S. Real Estate Portfolio - Class I - 1.40% series contract	90,364.453	2,175.262	8,948.977	83,590.738
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S - 1.75% series contract	2,674.854	68.160	831.762	1,911.252
Guardian Portfolio-Class S - 1.70% series contract	48.451	0.000	0.000	48.451
Guardian Portfolio-Class S - 1.65% series contract *	2,880.557	49.035	0.041	2,929.551
Guardian Portfolio-Class S - 1.65% series contract	11.860	0.000	0.000	11.860
Guardian Portfolio-Class S - 1.55% series contract	3,082.281	6.558	1,868.663	1,220.176
Guardian Portfolio-Class S - 1.45% series contract	357.476	1.027	23.653	334.850
Guardian Portfolio-Class S - 1.40% series contract	37,135.488	1,439.588	2,492.420	36,082.656
Guardian Portfolio-Class S - 1.25% series contract	52,460.671	5,063.831	3,950.632	53,573.870
Guardian Portfolio-Class S - 1.00% series contract	25.892	8.622	0.158	34.356
Mid Cap Growth Portfolio-Class S - 1.70% series contract	738.789	18.043	50.030	706.802
Mid Cap Growth Portfolio-Class S - 1.40% series contract	20,003.680	611.412	2,263.447	18,351.645
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 2.00% series contract	1,868.997	40.323	140.334	1,768.986
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.80% series contract	2,391.097	50.995	0.463	2,441.629
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.75% series contract	2,493.566	227.848	883.324	1,838.090
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.70% series contract	77.341	0.000	0.128	77.213
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.65% series contract *	9,439.025	362.062	1,172.634	8,628.453
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.65% series contract	451.703	30.895	45.873	436.725
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.55% series contract	23,935.949	946.334	2,216.793	22,665.490
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.50% series contract	5,038.256	222.414	1,394.643	3,866.027
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.45% series contract	3,498.222	63.842	108.985	3,453.079
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.40% series contract	35,259.152	1,137.756	2,500.060	33,896.848
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.25% series contract	307,863.845	13,487.673	24,081.933	297,269.585
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.00% series contract	18,156.094	835.594	1,202.253	17,789.435
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.75% series contract	9.399	0.000	0.041	9.358
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.70% series contract	23.583	0.000	2.689	20.894
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.65% series contract *	315.625	0.000	17.382	298.243
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.65% series contract	5,835.174	6.502	1,085.630	4,756.046
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.55% series contract	9.799	0.000	0.040	9.759
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.40% series contract	42,744.423	1,464.148	2,549.529	41,659.042
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.25% series contract	21,560.595	1,460.984	298.592	22,722.987
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.00% series contract	9.245	0.000	0.051	9.194
Oppenheimer Global Fund/VA-Service Shares - 2.00% series contract	6,686.154	2,462.890	1,744.131	7,404.913
Oppenheimer Global Fund/VA-Service Shares - 1.95% series contract	4,877.529	1,676.672	493.393	6,060.808
Oppenheimer Global Fund/VA-Service Shares - 1.80% series contract **	3,202.940	385.299	114.494	3,473.745
Oppenheimer Global Fund/VA-Service Shares - 1.80% series contract	202.551	0.000	0.000	202.551
Oppenheimer Global Fund/VA-Service Shares - 1.75% series contract	8,844.969	2,370.223	2,020.132	9,195.060
Oppenheimer Global Fund/VA-Service Shares - 1.70% series contract	53.749	0.000	0.000	53.749
Oppenheimer Global Fund/VA-Service Shares - 1.65% series contract *	4,527.363	285.861	59.909	4,753.315
Oppenheimer Global Fund/VA-Service Shares - 1.65% series contract	2,389.328	4.654	387.323	2,006.659
Oppenheimer Global Fund/VA-Service Shares - 1.55% series contract	3,998.736	314.890	55.721	4,257.905
Oppenheimer Global Fund/VA-Service Shares - 1.50% series contract	3,971.327	623.481	131.350	4,463.458
Oppenheimer Global Fund/VA-Service Shares - 1.40% series contract	55,414.932	1,485.903	4,646.479	52,254.356
Oppenheimer Global Fund/VA-Service Shares - 1.25% series contract	159,491.284	20,699.782	8,335.861	171,855.205
Oppenheimer Global Fund/VA-Service Shares - 1.00% series contract	4,677.178	1,847.617	734.302	5,790.493
Oppenheimer Main Street Fund®/VA-Service Shares - 2.00% series contract	11,364.698	97.981	11,462.679	0.000
Oppenheimer Main Street Fund®/VA-Service Shares - 1.95% series contract	8,631.324	345.147	8,976.471	0.000
Oppenheimer Main Street Fund®/VA-Service Shares - 1.80% series contract	444.051	140.670	100.645	484.076
Oppenheimer Main Street Fund®/VA-Service Shares - 1.75% series contract	13,453.968	298.369	13,743.013	9.324
Oppenheimer Main Street Fund®/VA-Service Shares - 1.70% series contract	7.637	0.000	0.000	7.637
Oppenheimer Main Street Fund®/VA-Service Shares - 1.65% series contract *	1,300.599	22.425	172.510	1,150.514
Oppenheimer Main Street Fund®/VA-Service Shares - 1.65% series contract	666.815	120.991	3.900	783.906
Oppenheimer Main Street Fund®/VA-Service Shares - 1.55% series contract	4,377.971	9.544	167.238	4,220.277
Oppenheimer Main Street Fund®/VA-Service Shares - 1.50% series contract	661.920	9.263	671.183	0.000
Oppenheimer Main Street Fund®/VA-Service Shares - 1.40% series contract	78,525.232	2,684.847	8,873.727	72,336.352
Oppenheimer Main Street Fund®/VA-Service Shares - 1.25% series contract	135,395.446	17,467.260	21,553.250	131,309.456
Oppenheimer Main Street Fund®/VA-Service Shares - 1.00% series contract	3,721.384	499.758	541.847	3,679.295

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

28

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2018	Units Purchased	Units Redeemed	Units Outstanding 12/31/2018
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.80% series contract	2,821.790	0.000	274.856	2,546.934
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.75% series contract	199.768	52.124	0.042	251.850
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.70% series contract	455.782	116.199	12.307	559.674
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.65% series contract *	438.748	0.000	294.144	144.604
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.65% series contract	1,044.495	17.128	34.529	1,027.094
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.55% series contract	4,157.618	108.299	22.197	4,243.720
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.50% series contract	1,765.034	271.104	0.842	2,035.296
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.40% series contract	68,621.947	2,919.600	5,924.974	65,616.573
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.25% series contract	86,193.280	6,644.434	11,751.561	81,086.153
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.00% series contract	2,204.320	588.532	77.275	2,715.577
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	15,975.836	27.567	13,864.979	2,138.424
PIMCO High Yield Portfolio - Administrative Class - 1.95% series contract	10,078.454	67.936	10,146.390	0.000
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	2,474.575	489.587	84.622	2,879.540
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	16,587.989	279.101	15,370.591	1,496.499
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	212.241	2.226	2.520	211.947
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	5,524.738	649.842	1,089.731	5,084.849
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	1,733.157	0.000	796.050	937.107
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	12,682.027	672.383	1,002.092	12,352.318
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	3,642.254	494.036	1,250.220	2,886.070
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	25,358.138	1,336.182	3,831.957	22,862.363
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	147,897.746	19,519.662	23,301.912	144,115.496
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	8,252.381	2,102.927	1,186.924	9,168.384
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	9,312.318	24,001.315	618.608	32,695.025
PIMCO Real Return Portfolio - Administrative Class - 1.95% series contract	1,796.101	20,843.250	9.802	22,629.549
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	2,576.722	0.000	218.672	2,358.050
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	11,792.679	33,853.487	2,892.768	42,753.398
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	298.339	3.522	2.996	298.865
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	6,969.227	239.840	3,168.897	4,040.170
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	12,076.584	0.000	2,254.728	9,821.856
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	25,251.937	2,144.146	3,439.483	23,956.600
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	3,229.333	233.768	591.648	2,871.453
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,114.383	44.469	39.054	1,119.798
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	79,134.895	4,817.218	11,092.443	72,859.670
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	291,834.432	27,560.974	27,037.715	292,357.691
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	18,365.759	2,875.765	2,217.028	19,024.496
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	34,224.331	7,896.044	24,738.263	17,382.112
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	22,099.305	6,528.176	19,153.554	9,473.927
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	8,002.029	471.454	913.641	7,559.842
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	53,743.544	9,400.419	36,664.590	26,479.373
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	612.015	8.258	208.541	411.732
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	19,055.322	1,820.540	4,420.352	16,455.510
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	4,121.632	65.339	79.711	4,107.260
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	43,767.583	3,357.325	6,135.966	40,988.942
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	10,906.097	1,147.259	2,522.127	9,531.229
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	6,122.450	124.833	126.027	6,121.256
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	112,861.192	5,836.324	8,697.646	109,999.870
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	764,812.312	51,316.634	81,029.007	735,099.939
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	36,254.558	5,080.400	5,034.234	36,300.724
Rydex Variable Trust:
Guggenheim Long Short Equity Fund - 1.70% series contract	288.567	3.965	63.253	229.279
Guggenheim Long Short Equity Fund - 1.65% series contract	472.926	2.959	13.656	462.229
Guggenheim Long Short Equity Fund - 1.40% series contract	22,429.704	1,165.144	1,099.703	22,495.145
Wilshire Variable Insurance Trust:
2015 Fund - 1.75% series contract	6,134.138	58.208	6,192.346	0.000
2015 Fund - 1.70% series contract	46.396	0.000	46.396	0.000
2015 Fund - 1.65% series contract	354.969	13.577	368.546	0.000
2015 Fund - 1.55% series contract	9.795	0.000	9.795	0.000
2015 Fund - 1.40% series contract	11,381.225	222.882	11,604.107	0.000
2015 Fund - 1.25% series contract	6,000.652	608.770	6,609.422	0.000
2015 Fund - 1.00% series contract	9.237	0.000	9.237	0.000
2025 Fund - 1.75% series contract	9.373	0.000	9.373	0.000
2025 Fund - 1.70% series contract	72.105	0.000	72.105	0.000
2025 Fund - 1.65% series contract	17.108	0.000	17.108	0.000
2025 Fund - 1.55% series contract	5,623.925	0.000	5,623.925	0.000
2025 Fund - 1.50% series contract	101.284	83.910	185.194	0.000
2025 Fund - 1.40% series contract	26,487.975	3,034.589	29,522.564	0.000
2025 Fund - 1.25% series contract	38,237.463	2,235.673	40,473.136	0.000
2025 Fund - 1.00% series contract	1,749.620	102.605	1,852.225	0.000
2035 Fund - 1.75% series contract	9.354	0.000	9.354	0.000
2035 Fund - 1.70% series contract	13,984.986	1,460.280	15,445.266	0.000
2035 Fund - 1.65% series contract	26.113	0.000	26.113	0.000
2035 Fund - 1.55% series contract	9.755	0.000	9.755	0.000
2035 Fund - 1.40% series contract	31,634.459	1,417.710	33,052.169	0.000
2035 Fund - 1.25% series contract	23,409.325	1,280.338	24,689.663	0.000
2035 Fund - 1.00% series contract	1,473.856	395.577	1,869.433	0.000
Wilshire Global Allocation Fund - 1.75% series contract	0.000	7,936.902	45.246	7,891.656
Wilshire Global Allocation Fund - 1.70% series contract	0.000	19,380.952	0.000	19,380.952
Wilshire Global Allocation Fund - 1.65% series contract	0.000	513.776	21.255	492.521
Wilshire Global Allocation Fund - 1.55% series contract	0.000	7,621.579	0.000	7,621.579
Wilshire Global Allocation Fund - 1.50% series contract	0.000	7.468	0.000	7.468
Wilshire Global Allocation Fund - 1.40% series contract	0.000	87,600.031	0.000	87,600.031
Wilshire Global Allocation Fund - 1.25% series contract	0.000	96,165.275	0.000	96,165.275
Wilshire Global Allocation Fund - 1.00% series contract	0.000	5,343.672	2.273	5,341.399

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

29

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2017	Units Purchased	Units Redeemed	Units Outstanding 12/31/2017
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	614.227	47.549	0.000	661.776
AB International Value Portfolio - Class B - 1.75% series contract	9.439	0.000	0.045	9.394
AB International Value Portfolio - Class B - 1.65% series contract	9.441	0.000	0.044	9.397
AB International Value Portfolio - Class B - 1.55% series contract	4,943.460	260.023	1,225.090	3,978.393
AB International Value Portfolio - Class B - 1.50% series contract	1,580.836	110.494	306.115	1,385.215
AB International Value Portfolio - Class B - 1.45% series contract	2,094.327	63.258	200.557	1,957.028
AB International Value Portfolio - Class B - 1.25% series contract	83,379.535	5,320.989	5,474.516	83,226.008
AB International Value Portfolio - Class B - 1.00% series contract	3,843.393	299.090	79.794	4,062.689
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund - 2.00% series contract	1,516.270	136.142	171.878	1,480.534
Invesco V.I. American Value Fund-Series I Shares Fund - 1.95% series contract	1,003.299	98.678	20.326	1,081.651
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	1,820.584	117.219	0.000	1,937.803
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	1,370.075	254.813	49.670	1,575.218
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	303.953	0.000	0.001	303.952
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	2,149.485	2,833.218	0.044	4,982.659
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	4,537.590	703.241	504.185	4,736.646
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	5,192.867	326.260	536.306	4,982.821
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	4,067.836	253.701	292.864	4,028.673
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	940.073	16.683	113.642	843.114
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	59,779.000	2,525.770	5,918.576	56,386.194
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	96,240.890	8,060.748	11,487.330	92,814.308
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	6,535.312	660.776	281.860	6,914.228
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	14,836.027	337.801	1,947.346	13,226.482
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	9,175.608	387.565	395.628	9,167.545
Invesco V.I. Comstock Fund-Series I Shares - 1.80% series contract	441.715	0.000	5.480	436.235
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	17,663.502	4,572.629	1,082.384	21,153.747
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	458.406	0.000	0.000	458.406
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	18,716.543	5,689.125	828.719	23,576.949
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	3,310.672	19.668	564.260	2,766.080
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	1,984.210	67.939	20.374	2,031.775
Invesco V.I. Comstock Fund-Series I Shares - 1.45% series contract	284.011	15.353	220.184	79.180
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	177,439.526	6,935.068	15,488.364	168,886.230
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	128,245.721	14,624.228	6,829.809	136,040.140
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	1,093.109	204.182	80.631	1,216.660
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	867.479	0.000	12.532	854.947
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	0.000	0.000	6.505
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	3,918.315	0.000	251.270	3,667.045
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	25,379.517	709.817	2,113.773	23,975.561
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	1,059.690	21.223	973.106	107.807
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	4,859.528	687.339	194.920	5,351.947
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	17,416.596	3,699.930	1,870.873	19,245.653
Invesco V.I. Global Health Care Fund-Series I Shares - 1.70% series contract	352.508	1.892	188.497	165.903
Invesco V.I. Global Health Care Fund-Series I Shares - 1.65% series contract	2,840.029	8.178	403.296	2,444.911
Invesco V.I. Global Health Care Fund-Series I Shares - 1.40% series contract	37,392.010	1,354.520	7,471.262	31,275.268
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	1,550.849	33.309	70.818	1,513.340
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.95% series contract	216.817	31.677	4.303	244.191
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	3,509.872	364.451	0.728	3,873.595
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	1,660.737	101.438	1,042.664	719.511
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	11,009.264	495.389	847.617	10,657.036
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	15,046.753	2,064.011	653.885	16,456.879
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	5,425.390	1,532.362	416.758	6,540.994
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,619.044	44.377	147.227	1,516.194
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	296,067.066	30,643.608	22,818.813	303,891.861
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	7,984.946	2,953.965	876.881	10,062.030
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	604.167	4.062	259.380	348.849
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	9,884.890	115.454	2,001.141	7,999.203
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	28,963.872	1,964.497	3,897.838	27,030.531
Invesco V.I. International Growth Fund-Series II Shares - 2.00% series contract	14,682.556	1,005.889	1,580.039	14,108.406
Invesco V.I. International Growth Fund-Series II Shares - 1.95% series contract	10,586.016	739.655	215.144	11,110.527
Invesco V.I. International Growth Fund-Series II Shares - 1.80% series contract	523.707	0.001	6.497	517.211
Invesco V.I. International Growth Fund-Series II Shares - 1.75% series contract	17,723.447	1,438.203	753.920	18,407.730
Invesco V.I. International Growth Fund-Series II Shares - 1.65% series contract	1,109.641	0.000	5.703	1,103.938
Invesco V.I. International Growth Fund-Series II Shares - 1.55% series contract	4,662.883	165.116	759.700	4,068.299
Invesco V.I. International Growth Fund-Series II Shares - 1.50% series contract	1,574.509	105.416	26.458	1,653.467
Invesco V.I. International Growth Fund-Series II Shares - 1.45% series contract	131.786	8.920	0.109	140.597
Invesco V.I. International Growth Fund-Series II Shares - 1.25% series contract	199,592.125	21,079.699	14,356.376	206,315.448
Invesco V.I. International Growth Fund-Series II Shares - 1.00% series contract	6,094.986	582.053	1,164.679	5,512.360
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.70% series contract	55.078	0.000	0.000	55.078
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.65% series contract	3,540.303	42.504	452.146	3,130.661
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.40% series contract	43,476.515	2,070.019	6,816.179	38,730.355
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 2.00% series contract	833.406	0.000	0.000	833.406
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.80% series contract	1,179.556	0.000	5.500	1,174.056
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.75% series contract	846.821	6.559	215.832	637.548
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.65% series contract *	9.387	0.000	0.044	9.343
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.65% series contract	1,841.847	0.000	94.238	1,747.609
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.55% series contract	5,814.967	130.510	97.244	5,848.233
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.50% series contract	504.999	40.614	0.788	544.825
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.45% series contract	336.859	13.781	48.096	302.544
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.40% series contract	22,007.774	1,477.410	2,821.853	20,663.331
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.25% series contract	101,551.478	5,700.391	4,404.408	102,847.461
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.00% series contract	1,785.446	166.213	3.768	1,947.891
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 2.00% series contract	2,080.708	0.000	52.517	2,028.191
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.80% series contract	1,609.717	37.034	13.668	1,633.083
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.75% series contract	1,216.488	48.089	1,039.045	225.532
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.70% series contract	296.218	0.000	0.233	295.985
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.65% series contract	4,184.053	2.044	245.223	3,940.874
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.55% series contract	13,887.948	517.875	1,962.041	12,443.782
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.50% series contract	4,540.314	284.565	624.227	4,200.652
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.45% series contract	2,759.532	64.244	239.815	2,583.961
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.40% series contract	67,040.506	2,332.530	1,983.634	67,389.402
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.25% series contract	212,794.034	11,871.144	22,655.343	202,009.835
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.00% series contract	10,915.873	768.995	2,581.929	9,102.939

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

30

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2017	Units Purchased	Units Redeemed	Units Outstanding 12/31/2017
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	1,180.379	1.448	68.604	1,113.223
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract *	1,505.370	141.063	78.659	1,567.774
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract	403.261	0.000	0.000	403.261
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	870.824	32.023	1.222	901.625
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	992.579	23.794	462.951	553.422
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	5,056.828	300.532	790.888	4,566.472
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	3,721.591	0.000	218.110	3,503.481
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	7,095.244	1,276.438	765.558	7,606.124
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	2,755.043	1,106.245	182.312	3,678.976
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	884.898	38.785	0.711	922.972
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	40,887.031	2,913.592	3,274.944	40,525.679
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	128,323.703	11,166.790	5,608.648	133,881.845
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	6,055.444	1,522.849	1,646.846	5,931.447
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,381.013	109.574	0.000	1,490.587
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.95% series contract	0.000	52.924	0.108	52.816
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.85% series contract	16,041.819	0.000	253.595	15,788.224
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	718.060	0.000	0.472	717.588
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	1,882.258	48.469	498.194	1,432.533
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	1,483.390	0.000	1,075.150	408.240
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	41,249.634	2,349.296	644.687	42,954.243
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	8,404.062	0.000	214.016	8,190.046
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	167,646.482	12,833.046	16,583.193	163,896.335
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	15,415.050	78.663	258.373	15,235.340
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	88,889.744	23,645.597	32,728.574	79,806.767
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	690,533.607	48,313.997	86,200.035	652,647.569
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	41,253.419	1,401.373	8,305.528	34,349.264
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.75% series contract	1,385.272	0.000	2.717	1,382.555
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	9,872.424	84.941	223.392	9,733.973
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	10,381.749	0.000	1,162.209	9,219.540
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,603.275	94.807	12.226	1,685.856
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	25,583.362	609.490	11,240.672	14,952.180
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.50% series contract	524.302	0.000	0.974	523.328
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	11,624.887	91.757	273.615	11,443.029
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	7,597.301	567.810	2,362.636	5,802.475
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	203,577.446	12,955.091	36,485.540	180,046.997
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	271.763	14.611	262.408	23.966
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	21,905.723	1,123.246	1,852.718	21,176.251
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	128.980	0.000	0.000	128.980
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	79,676.861	3,407.554	10,384.878	72,699.537
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	10,512.083	23.391	2,828.419	7,707.055
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	191,446.341	17,406.581	30,526.693	178,326.229
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	1,732.687	463.715	5.998	2,190.404
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	48,688.398	557.161	677.452	48,568.107
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	37,085.517	1,363.251	12,915.492	25,533.276
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,452,207.812	90,489.962	185,205.130	1,357,492.644
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	12,851.831	2,076.231	158.441	14,769.621
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,333.426	117.608	0.000	1,451.034
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	19,334.765	361.050	1,066.225	18,629.590
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	79,144.789	860.492	1,014.929	78,990.352
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	7.906	0.000	0.165	7.741
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	21,346.098	132.251	2,801.565	18,676.784
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	2,225.864	7.785	4.905	2,228.744
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	29,446.636	2,156.094	472.627	31,130.103
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	39,358.523	446.674	4,016.917	35,788.280
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	316,881.778	15,352.089	24,805.286	307,428.581
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	2,896.118	171.129	146.850	2,920.397
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.75% series contract	2,841.044	0.000	295.967	2,545.077
VP Capital Appreciation Fund-Class I - 1.70% series contract	321.662	4.160	0.001	325.821
VP Capital Appreciation Fund-Class I - 1.65% series contract	5,330.864	4,060.150	61.572	9,329.442
VP Capital Appreciation Fund-Class I - 1.55% series contract	2,693.076	7.399	2,046.923	653.552
VP Capital Appreciation Fund-Class I - 1.50% series contract	615.025	0.000	1.506	613.519
VP Capital Appreciation Fund-Class I - 1.45% series contract	0.000	122.067	1.020	121.047
VP Capital Appreciation Fund-Class I - 1.40% series contract	79,601.621	8,440.714	9,323.364	78,718.971
VP Capital Appreciation Fund-Class I - 1.25% series contract	53,673.807	9,369.744	7,779.698	55,263.853
VP Capital Appreciation Fund-Class I - 1.00% series contract	107.612	553.512	89.019	572.105
VP Large Company Value Fund-Class II - 2.00% series contract	2,474.044	4.794	146.993	2,331.845
VP Large Company Value Fund-Class II - 1.80% series contract	5,153.503	303.193	91.297	5,365.399
VP Large Company Value Fund-Class II - 1.75% series contract	814.680	0.000	805.378	9.302
VP Large Company Value Fund-Class II - 1.65% series contract *	9,023.765	445.809	1,841.386	7,628.188
VP Large Company Value Fund-Class II - 1.65% series contract	774.868	0.000	395.533	379.335
VP Large Company Value Fund-Class II - 1.55% series contract	14,872.088	3,382.239	2,089.177	16,165.150
VP Large Company Value Fund-Class II - 1.50% series contract	3,664.611	1,345.405	207.269	4,802.747
VP Large Company Value Fund-Class II - 1.45% series contract	0.000	92.488	0.773	91.715
VP Large Company Value Fund-Class II - 1.40% series contract	39,856.016	3,832.554	7,896.360	35,792.210
VP Large Company Value Fund-Class II - 1.25% series contract	261,409.450	25,513.192	17,817.120	269,105.522
VP Large Company Value Fund-Class II - 1.00% series contract	6,423.711	3,703.913	921.296	9,206.328
VP Mid Cap Value Fund-Class II - 2.00% series contract	1,133.553	3.802	71.921	1,065.434
VP Mid Cap Value Fund-Class II - 1.80% series contract	2,649.589	227.184	77.757	2,799.016
VP Mid Cap Value Fund-Class II - 1.75% series contract	729.312	23.479	0.043	752.748
VP Mid Cap Value Fund-Class II - 1.70% series contract	262.659	9.777	14.218	258.218
VP Mid Cap Value Fund-Class II - 1.65% series contract *	6,339.291	342.314	1,219.023	5,462.582
VP Mid Cap Value Fund-Class II - 1.65% series contract	1,189.744	25.595	603.235	612.104
VP Mid Cap Value Fund-Class II - 1.55% series contract	9,282.677	1,941.792	735.104	10,489.365
VP Mid Cap Value Fund-Class II - 1.50% series contract	3,432.474	1,265.775	186.326	4,511.923
VP Mid Cap Value Fund-Class II - 1.40% series contract	25,955.255	2,104.409	2,143.485	25,916.179
VP Mid Cap Value Fund-Class II - 1.25% series contract	138,511.457	22,415.733	9,600.113	151,327.077
VP Mid Cap Value Fund-Class II - 1.00% series contract	9,438.523	2,530.399	1,493.857	10,475.065
VP Ultra®Fund-Class II - 1.70% series contract	0.000	544.139	6.605	537.534
VP Ultra®Fund-Class II - 1.65% series contract	381.821	0.000	0.321	381.500
VP Ultra®Fund-Class II - 1.40% series contract	5,561.293	1,179.513	1,036.835	5,703.971

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

31

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2017	Units Purchased	Units Redeemed	Units Outstanding 12/31/2017
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.75% series contract	246.603	1.261	1.203	246.661
Calamos® Growth and Income Portfolio - 1.65% series contract *	1,782.359	0.000	89.136	1,693.223
Calamos® Growth and Income Portfolio - 1.65% series contract	2,291.522	1.106	424.200	1,868.428
Calamos® Growth and Income Portfolio - 1.55% series contract	3,838.783	26.042	0.789	3,864.036
Calamos® Growth and Income Portfolio - 1.50% series contract	235.972	27.720	0.611	263.081
Calamos® Growth and Income Portfolio - 1.40% series contract	24,226.608	550.284	4,190.529	20,586.363
Calamos® Growth and Income Portfolio - 1.25% series contract	89,687.202	6,414.899	8,101.218	88,000.883
Calamos® Growth and Income Portfolio - 1.00% series contract	2,255.758	0.000	0.489	2,255.269
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.80% series contract	1,361.194	72.171	0.308	1,433.057
Davis Value Portfolio - 1.75% series contract	5,460.023	163.715	2,407.424	3,216.314
Davis Value Portfolio - 1.70% series contract	52.020	0.000	0.000	52.020
Davis Value Portfolio - 1.65% series contract *	1,066.775	0.000	349.194	717.581
Davis Value Portfolio - 1.65% series contract	3,529.250	23.258	503.840	3,048.668
Davis Value Portfolio - 1.55% series contract	18,933.096	846.814	231.491	19,548.419
Davis Value Portfolio - 1.50% series contract	5,853.687	317.622	1,147.116	5,024.193
Davis Value Portfolio - 1.45% series contract	5,985.362	137.156	500.423	5,622.095
Davis Value Portfolio - 1.40% series contract	36,966.670	757.657	8,486.642	29,237.685
Davis Value Portfolio - 1.25% series contract	386,280.834	15,351.187	36,207.641	365,424.380
Davis Value Portfolio - 1.00% series contract	20,239.219	1,038.303	1,296.392	19,981.130
Deutsche Variable Series II:
Deutsche International Growth VIP-Class A - 1.75% series contract	9.439	0.000	0.044	9.395
Deutsche International Growth VIP-Class A - 1.65% series contract	9.440	0.000	0.044	9.396
Deutsche International Growth VIP-Class A - 1.55% series contract	9.838	0.000	0.043	9.795
Deutsche International Growth VIP-Class A - 1.25% series contract	15,449.205	3,584.803	304.357	18,729.651
Deutsche International Growth VIP-Class A - 1.00% series contract	9.296	54.166	0.055	63.407
Deutsche Small Mid Cap Value VIP-Class B - 1.75% series contract	9.476	0.000	0.045	9.431
Deutsche Small Mid Cap Value VIP-Class B - 1.65% series contract	9.478	0.000	0.045	9.433
Deutsche Small Mid Cap Value VIP-Class B - 1.55% series contract	2,580.230	73.141	0.000	2,653.371
Deutsche Small Mid Cap Value VIP-Class B - 1.50% series contract	724.354	37.986	1.179	761.161
Deutsche Small Mid Cap Value VIP-Class B - 1.25% series contract	13,946.548	3,335.156	1,497.954	15,783.750
Deutsche Small Mid Cap Value VIP-Class B - 1.00% series contract	784.583	206.864	79.175	912.272
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.378	0.000	0.044	9.334
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	9.380	2,503.813	0.043	2,513.150
MidCap Stock Portfolio-Service Shares - 1.65% series contract	168.031	16.708	4.136	180.603
MidCap Stock Portfolio-Service Shares - 1.55% series contract	444.999	21.287	456.554	9.732
MidCap Stock Portfolio-Service Shares - 1.50% series contract	102.182	185.778	0.155	287.805
MidCap Stock Portfolio-Service Shares - 1.45% series contract	187.343	36.762	187.650	36.455
MidCap Stock Portfolio-Service Shares - 1.40% series contract	1,629.002	1,458.865	282.700	2,805.167
MidCap Stock Portfolio-Service Shares - 1.25% series contract	9,359.222	4,164.175	4,541.864	8,981.533
MidCap Stock Portfolio-Service Shares - 1.00% series contract	13.755	104.627	0.055	118.327
Technology Growth Portfolio-Initial Shares - 1.70% series contract	8.143	0.000	0.000	8.143
Technology Growth Portfolio-Initial Shares - 1.65% series contract	965.116	0.000	423.674	541.442
Technology Growth Portfolio-Initial Shares - 1.40% series contract	18,166.903	1,767.722	2,162.877	17,771.748
Dreyfus Stock Index Fund, Inc. - Service Shares - 2.00% series contract	22,467.817	632.382	2,744.688	20,355.511
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.95% series contract	14,742.503	628.309	541.554	14,829.258
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	2,570.502	147.417	65.229	2,652.690
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.80% series contract	646.129	0.000	9.173	636.956
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.75% series contract	27,340.904	1,189.672	3,550.327	24,980.249
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.70% series contract	372.168	0.000	0.000	372.168
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	5,882.072	238.838	797.150	5,323.760
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.65% series contract	4,741.914	37.086	414.563	4,364.437
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.55% series contract	37,169.194	3,203.848	3,185.447	37,187.595
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.50% series contract	8,900.762	940.094	1,421.824	8,419.032
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.45% series contract	12,475.426	217.966	326.420	12,366.972
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.40% series contract	382,819.472	15,667.405	38,719.797	359,767.080
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.25% series contract	594,077.565	48,739.619	54,544.081	588,273.103
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.00% series contract	27,174.682	3,858.320	1,802.078	29,230.924
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.576	0.000	0.222	338.354
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	9.360	2,926.893	0.044	2,936.209
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	3,252.388	0.000	122.735	3,129.653
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract *	9.361	0.000	0.044	9.317
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract	40.838	0.000	22.545	18.293
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	776.348	156.803	0.043	933.108
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.50% series contract	155.993	0.000	4.397	151.596
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.45% series contract	317.248	0.000	216.558	100.690
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	26,882.052	1,070.844	2,640.290	25,312.606
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	53,731.270	4,007.688	1,317.387	56,421.571
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	329.005	376.348	0.938	704.415
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares - 1.80% series contract	696.752	0.000	10.017	686.735
Appreciation Portfolio-Service Shares - 1.70% series contract	301.599	17.558	0.146	319.011
Appreciation Portfolio-Service Shares - 1.65% series contract	2,146.236	0.000	280.628	1,865.608
Appreciation Portfolio-Service Shares - 1.40% series contract	32,724.482	1,125.725	2,767.600	31,082.607
Government Money Market Portfolio - 1.95% series contract	8,329.327	6,657.487	6,657.489	8,329.325
Government Money Market Portfolio - 2.00% series contract	0.000	2,219.214	2,219.214	0.000
Government Money Market Portfolio - 1.80% series contract **	96.447	0.000	0.684	95.763
Government Money Market Portfolio - 1.80% series contract	2,473.663	0.000	0.000	2,473.663
Government Money Market Portfolio - 1.75% series contract	288,336.950	27,617.444	236,181.770	79,772.624
Government Money Market Portfolio - 1.70% series contract	8,375.554	850.548	697.570	8,528.532
Government Money Market Portfolio - 1.65% series contract *	18,307.239	238.268	2,056.030	16,489.477
Government Money Market Portfolio - 1.65% series contract	12,431.995	0.011	9,660.739	2,771.267
Government Money Market Portfolio - 1.55% series contract	135,528.144	585.379	117,179.609	18,933.914
Government Money Market Portfolio - 1.50% series contract	1,095.970	0.000	728.330	367.640
Government Money Market Portfolio - 1.45% series contract	613.155	29.745	1.430	641.470
Government Money Market Portfolio - 1.40% series contract	956,340.436	30,737.035	137,328.111	849,749.360
Government Money Market Portfolio - 1.25% series contract	1,018,248.144	199,213.468	231,095.241	986,366.371
Government Money Market Portfolio - 1.00% series contract	28,079.074	33,826.412	24,715.225	37,190.261

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

32

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2017	Units Purchased	Units Redeemed	Units Outstanding 12/31/2017
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.80% series contract	583.246	0.000	0.000	583.246
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	1,970.220	75.066	179.643	1,865.643
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	2,729.120	35.926	37.077	2,727.969
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	2,275.754	1,312.771	484.856	3,103.669
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	1,076.733	82.579	0.735	1,158.577
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	98,300.103	9,468.781	13,644.775	94,124.109
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	2,375.307	1,525.158	2,221.023	1,679.442
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	4,295.153	4,496.971	287.982	8,504.142
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	451.405	2,435.598	16.255	2,870.748
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	5,737.922	145.343	56.545	5,826.720
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	2,107.099	129.827	146.482	2,090.444
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	106,666.300	8,814.678	14,754.057	100,726.921
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	2,620.848	17.107	990.294	1,647.661
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	957.889	21.775	268.899	710.765
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	483.385	4.192	0.136	487.441
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	4,651.017	60.556	218.117	4,493.456
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	879.098	126.324	36.172	969.250
Franklin Small Cap Value VIP Fund -Class 2 - 1.45% series contract	83.946	2.828	0.069	86.705
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	35,779.986	7,270.903	3,672.753	39,378.136
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	1,689.791	578.684	800.745	1,467.730
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	2,318.558	18.516	103.914	2,233.160
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	1,047.853	0.000	0.334	1,047.519
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	7,635.184	394.656	1,629.493	6,400.347
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	6,733.247	33.234	5,744.615	1,021.866
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	8,083.389	670.330	1,260.110	7,493.609
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	324.354	32.328	130.504	226.178
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	108.412	4.739	0.250	112.901
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	121,440.669	9,727.687	16,277.730	114,890.626
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	8,942.681	700.364	915.507	8,727.538
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	46,854.662	3,335.030	5,417.102	44,772.590
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	29,356.122	3,009.350	800.019	31,565.453
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	7,753.077	326.418	78.247	8,001.248
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	47,492.354	3,163.097	2,782.123	47,873.328
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	731.592	345.078	277.509	799.161
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	10,425.257	443.268	1,135.314	9,733.211
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	1,386.252	22.932	133.108	1,276.076
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	11,128.867	2,395.891	997.665	12,527.093
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	7,534.376	2,209.912	251.302	9,492.986
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	39,724.165	6,637.105	4,548.706	41,812.564
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	238,740.441	29,928.027	12,602.133	256,066.335
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	8,137.249	4,106.970	1,402.935	10,841.284
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	6,807.681	581.872	752.872	6,636.681
Templeton Global Bond VIP Fund -Class 2 - 1.95% series contract	3,816.212	421.162	73.655	4,163.719
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	1,929.622	141.464	39.334	2,031.752
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	9,551.620	998.123	1,134.461	9,415.282
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	5,614.958	241.634	694.161	5,162.431
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	6,752.093	642.897	623.224	6,771.766
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	481.884	43.322	41.291	483.915
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	226,219.642	16,903.354	22,086.490	221,036.506
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	1,920.589	1,608.535	489.538	3,039.586
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 2.00% series contract	12,926.265	351.274	1,503.775	11,773.764
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.95% series contract	7,655.430	441.781	152.790	7,944.421
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	2,943.370	102.651	31.117	3,014.904
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	665.174	0.000	9.826	655.348
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	25,390.441	851.759	1,490.940	24,751.260
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	3,056.434	7.260	375.492	2,688.202
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	2,229.210	5,898.896	558.008	7,570.098
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	10,846.298	0.695	1,105.674	9,741.319
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	35,948.994	1,273.755	10,055.657	27,167.092
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	11,122.914	227.052	3,702.436	7,647.530
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	5,792.798	36.940	3,837.042	1,992.696
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	94,661.597	5,893.312	8,973.722	91,581.187
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	305,790.789	40,044.284	22,820.074	323,014.999
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	4,498.398	848.889	2,311.771	3,035.516
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	1,645.826	0.175	113.185	1,532.816
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract *	1,903.275	152.308	158.040	1,897.543
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract	198.999	0.000	0.000	198.999
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	891.778	26.435	0.044	918.169
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.70% series contract	170.943	6.244	9.089	168.098
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	8,967.170	373.859	1,634.897	7,706.132
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	68.694	0.530	48.227	20.997
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	9,022.058	1,614.401	1,830.288	8,806.171
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	3,904.631	1,408.127	320.059	4,992.699
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	24,764.716	1,978.457	3,375.809	23,367.364
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	146,903.508	17,535.743	8,245.034	156,194.217
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	8,448.063	4,431.551	975.020	11,904.594
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.70% series contract	58.808	0.000	0.155	58.653
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.40% series contract	7,661.022	163.241	950.836	6,873.427
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	27,087.194	641.403	4,723.520	23,005.077
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	16,982.407	707.865	1,658.129	16,032.143
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,074.792	154.157	6.935	2,222.014
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	61,956.697	1,207.270	7,038.063	56,125.904
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	62.028	419.781	5.096	476.713
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	3,704.392	27.388	1,667.651	2,064.129
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	3,212.076	60.773	299.939	2,972.910
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	36,228.319	12,708.759	2,285.878	46,651.200
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	10,090.848	888.544	1,493.078	9,486.314
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	8,154.070	295.427	1,084.210	7,365.287
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	120,700.488	11,182.434	11,460.647	120,422.275
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	784,561.592	51,747.238	57,041.701	779,267.129
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	36,940.398	3,187.170	6,784.122	33,343.446

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

33

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2017	Units Purchased	Units Redeemed	Units Outstanding 12/31/2017
Janus Aspen Series:
Janus Henderson VIT Research Portfolio-Service Shares - 2.00% series contract	10,367.552	249.735	10,617.287	0.000
Janus Henderson VIT Research Portfolio-Service Shares - 1.95% series contract	7,166.001	144.948	7,310.949	0.000
Janus Henderson VIT Research Portfolio-Service Shares - 1.80% series contract	432.840	0.001	5.370	427.471
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	10,850.251	302.488	11,143.378	9.361
Janus Henderson VIT Research Portfolio-Service Shares - 1.70% series contract	2,068.477	729.115	8.850	2,788.742
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	2,486.571	2,759.438	5.018	5,240.991
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract	98.647	0.121	48.414	50.354
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	4,491.914	228.547	1,515.060	3,205.401
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	649.795	5.843	634.066	21.572
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	27,174.680	972.112	2,526.515	25,620.277
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	130,404.826	9,322.753	13,572.018	126,155.561
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	2,944.420	339.792	1,611.979	1,672.233
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I - 1.75% series contract	9.499	0.000	0.045	9.454
Core Plus Fixed Income Portfolio - Class I - 1.70% series contract	989.284	161.446	0.000	1,150.730
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract *	9.501	0.000	0.045	9.456
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract	10,842.374	0.000	110.792	10,731.582
Core Plus Fixed Income Portfolio - Class I - 1.55% series contract	1,501.160	822.085	971.673	1,351.572
Core Plus Fixed Income Portfolio - Class I - 1.50% series contract	11.459	571.092	38.156	544.395
Core Plus Fixed Income Portfolio - Class I - 1.40% series contract	22,014.632	1,911.061	828.113	23,097.580
Core Plus Fixed Income Portfolio - Class I - 1.25% series contract	1,464.525	6,392.761	18.546	7,838.740
Core Plus Fixed Income Portfolio - Class I - 1.00% series contract	2,102.798	943.004	153.588	2,892.214
Mid Cap Growth Portfolio - Class I - 1.80% series contract	294.701	0.000	0.193	294.508
Mid Cap Growth Portfolio - Class I - 1.75% series contract	246.944	19.221	199.959	66.206
Mid Cap Growth Portfolio - Class I - 1.70% series contract	51.515	0.000	0.000	51.515
Mid Cap Growth Portfolio - Class I - 1.65% series contract *	1,032.325	0.000	25.442	1,006.883
Mid Cap Growth Portfolio - Class I - 1.65% series contract	1,972.587	0.000	382.546	1,590.041
Mid Cap Growth Portfolio - Class I - 1.55% series contract	6,269.976	343.776	867.496	5,746.256
Mid Cap Growth Portfolio - Class I - 1.50% series contract	2,479.302	100.050	2.899	2,576.453
Mid Cap Growth Portfolio - Class I - 1.45% series contract	268.347	5.457	3.397	270.407
Mid Cap Growth Portfolio - Class I - 1.40% series contract	13,676.892	1,377.624	849.174	14,205.342
Mid Cap Growth Portfolio - Class I - 1.25% series contract	80,781.212	10,180.135	5,243.577	85,717.770
Mid Cap Growth Portfolio - Class I - 1.00% series contract	3,690.569	411.772	1,265.943	2,836.398
U.S. Real Estate Portfolio - Class I - 1.80% series contract	183.345	0.000	0.000	183.345
U.S. Real Estate Portfolio - Class I - 1.70% series contract	1,133.338	23.543	248.026	908.855
U.S. Real Estate Portfolio - Class I - 1.65% series contract	4,430.862	45.345	323.238	4,152.969
U.S. Real Estate Portfolio - Class I - 1.40% series contract	96,533.714	2,992.283	9,161.544	90,364.453
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S - 1.75% series contract	3,095.319	63.360	483.825	2,674.854
Guardian Portfolio-Class S - 1.70% series contract	48.450	0.000	-0.001	48.451
Guardian Portfolio-Class S - 1.65% series contract *	9.268	2,871.332	0.043	2,880.557
Guardian Portfolio-Class S - 1.65% series contract	26.476	0.000	14.616	11.860
Guardian Portfolio-Class S - 1.55% series contract	3,118.599	14.496	50.814	3,082.281
Guardian Portfolio-Class S - 1.45% series contract	342.329	15.429	0.282	357.476
Guardian Portfolio-Class S - 1.40% series contract	43,121.011	945.226	6,930.749	37,135.488
Guardian Portfolio-Class S - 1.25% series contract	54,731.435	2,788.690	5,059.454	52,460.671
Guardian Portfolio-Class S - 1.00% series contract	2,580.978	300.170	2,855.256	25.892
Mid Cap Growth Portfolio-Class S - 1.70% series contract	719.557	22.681	3.449	738.789
Mid Cap Growth Portfolio-Class S - 1.65% series contract	137.854	0.000	137.854	0.000
Mid Cap Growth Portfolio-Class S - 1.40% series contract	19,105.442	1,623.438	725.200	20,003.680
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 2.00% series contract	1,971.423	5.699	108.125	1,868.997
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.80% series contract	2,334.384	57.211	0.498	2,391.097
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.75% series contract	3,411.908	271.950	1,190.292	2,493.566
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.70% series contract	77.478	0.000	0.137	77.341
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.65% series contract *	7,651.944	3,393.129	1,606.048	9,439.025
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.65% series contract	907.437	3.743	459.477	451.703
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.55% series contract	23,581.440	1,259.146	904.637	23,935.949
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.50% series contract	5,632.102	318.411	912.257	5,038.256
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.45% series contract	3,750.682	81.468	333.928	3,498.222
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.40% series contract	36,342.119	2,365.263	3,448.230	35,259.152
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.25% series contract	323,585.459	13,096.820	28,818.434	307,863.845
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.00% series contract	20,367.659	1,466.649	3,678.214	18,156.094
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.75% series contract	9.444	0.000	0.045	9.399
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.70% series contract	26.216	0.000	2.633	23.583
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.65% series contract *	331.473	0.000	15.848	315.625
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.65% series contract	7,241.674	0.000	1,406.500	5,835.174
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.55% series contract	9.843	0.000	0.044	9.799
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.40% series contract	45,175.029	1,644.570	4,075.176	42,744.423
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.25% series contract	20,398.384	1,658.950	496.739	21,560.595
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.00% series contract	9.301	0.000	0.056	9.245
Oppenheimer Global Fund/VA-Service Shares - 2.00% series contract	7,998.409	196.239	1,508.494	6,686.154
Oppenheimer Global Fund/VA-Service Shares - 1.95% series contract	5,215.222	214.068	551.761	4,877.529
Oppenheimer Global Fund/VA-Service Shares - 1.80% series contract **	3,335.380	197.888	330.328	3,202.940
Oppenheimer Global Fund/VA-Service Shares - 1.80% series contract	202.551	0.000	0.000	202.551
Oppenheimer Global Fund/VA-Service Shares - 1.75% series contract	10,382.539	297.008	1,834.578	8,844.969
Oppenheimer Global Fund/VA-Service Shares - 1.70% series contract	53.749	0.000	0.000	53.749
Oppenheimer Global Fund/VA-Service Shares - 1.65% series contract *	1,749.751	3,261.186	483.574	4,527.363
Oppenheimer Global Fund/VA-Service Shares - 1.65% series contract	3,251.469	29.172	891.313	2,389.328
Oppenheimer Global Fund/VA-Service Shares - 1.55% series contract	2,946.129	1,218.844	166.237	3,998.736
Oppenheimer Global Fund/VA-Service Shares - 1.50% series contract	3,055.311	1,307.225	391.209	3,971.327
Oppenheimer Global Fund/VA-Service Shares - 1.40% series contract	56,651.192	3,078.737	4,314.997	55,414.932
Oppenheimer Global Fund/VA-Service Shares - 1.25% series contract	146,271.628	26,423.469	13,203.813	159,491.284
Oppenheimer Global Fund/VA-Service Shares - 1.00% series contract	3,793.048	1,739.892	855.762	4,677.178
Oppenheimer Main Street Fund®/VA-Service Shares - 2.00% series contract	12,620.404	376.958	1,632.664	11,364.698
Oppenheimer Main Street Fund®/VA-Service Shares - 1.95% series contract	8,594.302	374.049	337.027	8,631.324
Oppenheimer Main Street Fund®/VA-Service Shares - 1.80% series contract	449.628	0.000	5.577	444.051
Oppenheimer Main Street Fund®/VA-Service Shares - 1.75% series contract	13,740.155	623.848	910.035	13,453.968
Oppenheimer Main Street Fund®/VA-Service Shares - 1.70% series contract	896.080	12.609	901.052	7.637
Oppenheimer Main Street Fund®/VA-Service Shares - 1.65% series contract *	1,348.474	0.000	47.875	1,300.599
Oppenheimer Main Street Fund®/VA-Service Shares - 1.65% series contract	680.530	162.861	176.576	666.815
Oppenheimer Main Street Fund®/VA-Service Shares - 1.55% series contract	4,746.779	0.000	368.808	4,377.971
Oppenheimer Main Street Fund®/VA-Service Shares - 1.50% series contract	680.106	0.000	18.186	661.920
Oppenheimer Main Street Fund®/VA-Service Shares - 1.45% series contract	240.930	0.000	240.930	0.000
Oppenheimer Main Street Fund®/VA-Service Shares - 1.40% series contract	83,464.359	2,588.305	7,527.432	78,525.232
Oppenheimer Main Street Fund®/VA-Service Shares - 1.25% series contract	137,473.305	7,524.159	9,602.018	135,395.446
Oppenheimer Main Street Fund®/VA-Service Shares - 1.00% series contract	3,263.072	477.289	18.977	3,721.384

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

34

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2017	Units Purchased	Units Redeemed	Units Outstanding 12/31/2017
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.80% series contract	2,746.932	77.503	2.645	2,821.790
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.75% series contract	143.106	56.705	0.043	199.768
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.70% series contract	385.882	209.909	140.009	455.782
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.65% series contract *	470.645	0.000	31.897	438.748
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.65% series contract	1,099.705	14.475	69.685	1,044.495
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.55% series contract	3,417.305	1,222.046	481.733	4,157.618
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.50% series contract	1,702.953	63.352	1.271	1,765.034
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.45% series contract	222.744	0.000	222.744	0.000
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.40% series contract	72,026.286	2,126.411	5,530.750	68,621.947
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.25% series contract	87,199.557	9,813.638	10,819.915	86,193.280
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.00% series contract	1,362.532	950.089	108.301	2,204.320
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	15,182.328	2,526.701	1,733.193	15,975.836
PIMCO High Yield Portfolio - Administrative Class - 1.95% series contract	8,327.324	1,912.892	161.762	10,078.454
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	2,338.238	139.684	3.347	2,474.575
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	15,469.679	2,168.881	1,050.571	16,587.989
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	212.680	2.029	2.468	212.241
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	6,010.051	233.732	719.045	5,524.738
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	2,219.089	0.000	485.932	1,733.157
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	10,906.939	2,820.509	1,045.421	12,682.027
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	2,644.128	1,083.305	85.179	3,642.254
PIMCO High Yield Portfolio - Administrative Class - 1.45% series contract	638.962	0.000	638.962	0.000
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	27,915.514	1,874.634	4,432.010	25,358.138
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	146,996.160	13,018.318	12,116.732	147,897.746
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	6,465.288	2,755.311	968.218	8,252.381
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	5,558.280	4,861.713	1,107.675	9,312.318
PIMCO Real Return Portfolio - Administrative Class - 1.95% series contract	567.518	1,251.841	23.258	1,796.101
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	2,486.967	89.946	0.191	2,576.722
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	10,837.886	7,202.765	6,247.972	11,792.679
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	298.118	3.156	2.935	298.339
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	8,259.689	273.442	1,563.904	6,969.227
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	15,334.081	0.000	3,257.497	12,076.584
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	25,312.746	1,215.790	1,276.599	25,251.937
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	3,473.014	235.798	479.479	3,229.333
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,127.154	48.638	61.409	1,114.383
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	80,930.506	5,189.116	6,984.727	79,134.895
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	302,846.503	20,068.450	31,080.521	291,834.432
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	18,996.193	1,661.046	2,291.480	18,365.759
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	29,365.924	8,365.905	3,507.498	34,224.331
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	14,572.640	7,846.482	319.817	22,099.305
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	7,317.879	689.246	5.096	8,002.029
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	40,445.465	18,512.170	5,214.091	53,743.544
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	634.080	20.833	42.898	612.015
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	22,838.003	1,061.236	4,843.917	19,055.322
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	5,566.110	110.048	1,554.526	4,121.632
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	41,402.829	3,890.626	1,525.872	43,767.583
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	11,219.463	2,366.014	2,679.380	10,906.097
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	8,983.697	125.936	2,987.183	6,122.450
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	126,169.248	8,549.760	21,857.816	112,861.192
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	767,502.490	53,606.933	56,297.111	764,812.312
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	34,591.385	5,319.147	3,655.974	36,254.558
Rydex Variable Trust:
Guggenheim Long Short Equity Fund - 1.70% series contract	445.650	23.653	180.736	288.567
Guggenheim Long Short Equity Fund - 1.65% series contract	514.444	0.000	41.518	472.926
Guggenheim Long Short Equity Fund - 1.40% series contract	33,686.718	2,133.208	13,390.222	22,429.704
Wilshire Variable Insurance Trust:
2015 Fund - 1.75% series contract	6,490.806	32.575	389.243	6,134.138
2015 Fund - 1.70% series contract	46.396	0.000	0.000	46.396
2015 Fund - 1.65% series contract *	9.440	0.000	0.044	9.396
2015 Fund - 1.65% series contract	329.473	16.437	0.337	345.573
2015 Fund - 1.55% series contract	9.838	0.000	0.043	9.795
2015 Fund - 1.40% series contract	11,182.989	385.839	187.603	11,381.225
2015 Fund - 1.25% series contract	5,298.779	1,123.354	421.481	6,000.652
2015 Fund - 1.00% series contract	9.293	0.000	0.056	9.237
2025 Fund - 1.75% series contract	908.973	0.000	899.600	9.373
2025 Fund - 1.70% series contract	72.105	0.000	0.000	72.105
2025 Fund - 1.65% series contract *	9.420	0.000	0.044	9.376
2025 Fund - 1.65% series contract	7.897	0.000	0.165	7.732
2025 Fund - 1.55% series contract	5,508.730	115.833	0.638	5,623.925
2025 Fund - 1.50% series contract	183.946	64.830	147.492	101.284
2025 Fund - 1.40% series contract	23,398.034	3,474.582	384.641	26,487.975
2025 Fund - 1.25% series contract	39,220.331	4,928.007	5,910.875	38,237.463
2025 Fund - 1.00% series contract	1,682.895	71.084	4.359	1,749.620
2035 Fund - 1.75% series contract	9.398	0.000	0.044	9.354
2035 Fund - 1.70% series contract	12,224.211	1,760.775	0.000	13,984.986
2035 Fund - 1.65% series contract *	9.400	0.000	0.043	9.357
2035 Fund - 1.65% series contract	17.113	0.000	0.357	16.756
2035 Fund - 1.55% series contract	9.798	0.000	0.043	9.755
2035 Fund - 1.40% series contract	17,438.782	14,926.576	730.899	31,634.459
2035 Fund - 1.25% series contract	21,773.762	1,796.293	160.730	23,409.325
2035 Fund - 1.00% series contract	1,118.316	758.209	402.669	1,473.856

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

35

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2018				Year Ended December 31, 2018
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	97	$5.783441	$6.303922	$595	1.19%	1.00%	1.80%	-24.37%	-23.75%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	176	15.204466	16.572245	3,752	0.53%	1.00%	1.80%	-14.23%	-13.53%
Invesco V.I. Comstock Fund-Series I Shares	345	15.573704	16.837273	5,636	1.81%	1.00%	2.00%	-13.93%	-13.05%
Invesco V.I. Core Equity Fund-Series I Shares	26	15.598450	16.423684	432	0.91%	1.40%	1.80%	-11.04%	-10.67%
Invesco V.I. Diversified Dividend Fund-Series I Shares	22	16.691573	17.086488	376	2.51%	1.40%	1.70%	-9.15%	-8.88%
Invesco V.I. Global Real Estate Fund-Series II Shares	359	10.061547	11.208289	3,904	3.78%	1.00%	2.00%	-8.22%	-7.27%
Invesco V.I. Government Securities Fund-Series II Shares	39	12.112170	12.731276	490	1.85%	1.40%	1.70%	-1.42%	-1.12%
Invesco V.I. Health Care Fund-Series I Shares	28	26.898143	28.273158	801	0.00%	1.40%	1.70%	-0.82%	-0.52%
Invesco V.I. International Growth Fund-Series II Shares	178	10.107383	11.016656	1,910	1.94%	1.00%	1.80%	-16.74%	-16.06%
Invesco V.I. Managed Volatility Fund-Series II Shares	40	22.591462	23.448764	934	1.49%	1.40%	1.65%	-12.76%	-12.53%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	127	13.138101	14.635370	2,008	0.12%	1.00%	2.00%	-13.38%	-12.49%
Invesco V.I. Mid Cap Growth Fund-Series II Shares	300	14.826209	15.867625	4,660	0.00%	1.00%	2.00%	-7.77%	-6.82%
Invesco V.I. Small Cap Equity Fund-Series I Shares	211	14.703755	16.379574	3,286	0.00%	1.00%	2.00%	-16.79%	-15.93%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	953	12.002595	13.734688	12,321	1.88%	0.75%	2.00%	-8.12%	-6.94%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	219	10.912509	11.835725	2,511	2.09%	1.00%	1.75%	-4.09%	-3.35%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,633	12.628489	13.697019	21,618	1.67%	1.00%	1.75%	-9.66%	-8.97%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	443	11.298965	12.586452	5,374	1.98%	1.00%	2.00%	-6.18%	-5.21%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	152	12.192008	12.634862	1,884	0.00%	1.00%	1.75%	-6.87%	-6.15%
VP Large Company Value Fund-Class II	361	13.811924	15.385910	5,462	1.69%	1.00%	2.00%	-10.03%	-9.11%
VP Mid Cap Value Fund-Class II	236	19.519444	21.743578	5,070	1.33%	1.00%	2.00%	-14.71%	-13.84%
VP Ultra® Fund-Class II	7	22.398693	23.380469	159	0.23%	1.40%	1.70%	-1.12%	-0.82%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	118	14.703925	15.947971	1,810	1.36%	1.00%	1.75%	-6.07%	-5.35%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	433	13.902109	15.152773	6,348	0.92%	1.00%	1.80%	-15.17%	-14.47%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	20	9.690935	10.511130	206	1.03%	1.00%	1.75%	-18.16%	-17.53%
DWS Small Mid Cap Value VIP-Class B	21	14.618186	15.894190	327	1.05%	1.00%	1.95%	-17.97%	-17.17%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	12	16.990264	18.427977	209	0.41%	1.00%	1.75%	-17.17%	-16.53%
Technology Growth Portfolio-Initial Shares	18	28.369706	29.613404	523	0.00%	1.40%	1.70%	-2.68%	-2.38%
Dreyfus Stock Index Fund, Inc. - Service Shares	1,103	17.441936	19.429329	24,013	1.48%	1.00%	2.00%	-6.77%	-5.81%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares	83	17.389996	18.954131	1,656	1.63%	1.00%	1.80%	-6.37%	-5.60%
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	30	22.154950	23.678859	703	1.04%	1.40%	1.80%	-8.78%	-8.41%
Government Money Market Portfolio	2,213	0.816685	0.922720	2,009	1.19%	1.00%	2.00%	-0.91%	0.28%
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund -Class 2	105	17.446931	18.871819	1,934	2.54%	1.00%	1.80%	-12.83%	-12.11%
Franklin Mutual Shares VIP Fund -Class 2	126	13.125639	14.236262	1,732	2.64%	1.00%	1.75%	-10.67%	-9.98%
Franklin Small Cap Value VIP Fund -Class 2	60	24.210418	26.709682	1,534	0.88%	1.00%	2.00%	-14.63%	-13.75%
Franklin U.S. Government Securities VIP Fund -Class 2	136	10.304399	11.478391	1,507	2.68%	1.00%	2.00%	-1.68%	-0.67%
Templeton Foreign VIP Fund -Class 2	487	8.517034	9.487797	4,414	2.76%	1.00%	2.00%	-17.14%	-16.29%
Templeton Global Bond VIP Fund -Class 2	266	12.908555	14.241310	3,668	0.00%	1.00%	2.00%	-0.11%	0.91%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	486	17.327909	18.886239	9,715	1.86%	1.00%	1.80%	-1.39%	-0.58%
Janus Henderson VIT Enterprise Portfolio-Service Shares	227	20.680909	23.037587	5,707	0.14%	1.00%	2.00%	-2.66%	-1.66%
Janus Henderson VIT Global Research Portfolio-Service Shares	7	18.037548	18.959859	127	1.03%	1.40%	1.70%	-8.67%	-8.39%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,288	6.172951	6.876795	9,618	1.79%	1.00%	2.00%	-16.84%	-15.99%
Janus Henderson VIT Research Portfolio-Service Shares	155	17.479126	19.051215	3,110	0.40%	1.00%	1.80%	-4.60%	-3.81%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	50	12.483691	13.539715	703	2.73%	1.00%	1.75%	-2.40%	-1.65%
Mid Cap Growth Portfolio - Class I	118	17.957670	19.573184	2,265	0.00%	1.00%	1.80%	8.65%	9.54%
U.S. Real Estate Portfolio - Class I	89	31.161467	33.305196	2,941	2.79%	1.40%	1.80%	-9.39%	-9.01%
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	96	16.440207	17.831305	2,062	0.43%	1.00%	1.75%	-9.23%	-8.53%
Mid Cap Growth Portfolio-Class S	19	11.147664	11.255853	214	0.00%	1.40%	1.70%	-8.16%	-7.87%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	394	14.477389	16.127109	6,456	0.00%	1.00%	2.00%	-7.85%	-6.90%
Oppenheimer Conservative Balanced Fund	69	9.908286	10.746639	945	1.77%	1.00%	1.75%	-7.20%	-6.48%
Oppenheimer Global Fund/VA-Service Shares	272	14.347419	15.982606	5,007	0.81%	1.00%	2.00%	-15.14%	-14.26%
Oppenheimer Main Street Fund®/VA-Service Shares	214	16.540760	18.028542	3,951	1.05%	1.00%	1.80%	-9.76%	-9.02%
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	160	18.606292	20.280090	4,138	0.06%	1.00%	1.80%	-12.16%	-11.44%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	204	14.465220	16.113235	3,415	4.80%	1.00%	2.00%	-4.63%	-3.65%
PIMCO Real Return Portfolio - Administrative Class	527	10.967024	12.216540	6,526	2.29%	1.00%	2.00%	-4.18%	-3.19%
PIMCO Total Return Portfolio - Administrative Class	1,020	12.565629	13.997236	14,232	2.61%	1.00%	2.00%	-2.54%	-1.54%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	23	15.486415	16.278052	377	0.00%	1.40%	1.70%	-14.42%	-14.16%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund (*)	225	9.455937	9.461474	2,124	0.00%	1.00%	1.75%	0.00%	0.00%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from December 6, 2018 (commencement of operations) to December 31, 2018.

36

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2017				Year Ended December 31, 2017
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	95	$7.647272	$8.267669	$768	2.04%	1.00%	1.80%	22.85%	23.85%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	182	17.380740	19.164665	4,518	0.81%	1.00%	2.00%	7.77%	8.87%
Invesco V.I. Comstock Fund-Series I Shares	379	18.094389	19.363597	7,136	2.16%	1.00%	2.00%	15.50%	16.68%
Invesco V.I. Core Equity Fund-Series I Shares	29	17.533314	18.385595	521	1.02%	1.40%	1.80%	11.14%	11.59%
Invesco V.I. Diversified Dividend Fund-Series I Shares	25	18.373610	18.750796	462	1.74%	1.40%	1.70%	6.73%	7.06%
Invesco V.I. Global Health Care Fund-Series I Shares	34	27.120678	28.419887	960	0.38%	1.40%	1.70%	13.86%	14.21%
Invesco V.I. Global Real Estate Fund-Series II Shares	355	10.962380	12.087651	4,179	3.13%	1.00%	2.00%	10.48%	11.61%
Invesco V.I. Government Securities Fund-Series II Shares	35	12.286534	12.875091	451	1.88%	1.40%	1.70%	0.00%	0.30%
Invesco V.I. International Growth Fund-Series II Shares	263	11.902425	13.124103	3,333	1.28%	1.00%	2.00%	20.28%	21.50%
Invesco V.I. Managed Volatility Fund-Series II Shares	42	25.715480	26.808642	1,121	1.10%	1.40%	1.70%	8.46%	8.79%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	137	15.167127	16.723847	2,467	0.33%	1.00%	2.00%	12.37%	13.51%
Invesco V.I. Mid Cap Growth Fund-Series II Shares	306	16.074819	17.029025	5,117	0.00%	1.00%	2.00%	19.71%	20.92%
Invesco V.I. Small Cap Equity Fund-Series I Shares	205	17.670591	19.484358	3,815	0.00%	1.00%	2.00%	11.78%	12.92%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	1,018	13.063185	14.758956	14,183	1.61%	0.75%	2.00%	11.07%	12.48%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	233	11.377276	12.245772	2,773	1.66%	1.00%	1.75%	4.35%	5.14%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,729	13.978763	15.045945	25,213	1.34%	1.00%	1.75%	15.25%	16.13%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	497	12.042879	13.278799	6,374	1.75%	1.00%	2.00%	7.75%	8.84%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	148	13.090739	13.462802	1,967	0.00%	1.00%	1.75%	19.67%	20.58%
VP Large Company Value Fund-Class II	351	15.352202	16.927878	5,868	1.57%	1.00%	2.00%	8.74%	9.85%
VP Mid Cap Value Fund-Class II	214	22.886814	25.235434	5,408	1.42%	1.00%	2.00%	9.25%	10.36%
VP Ultra® Fund-Class II	7	22.652696	23.573317	155	0.22%	1.40%	1.70%	29.77%	30.16%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	119	15.654021	16.849036	1,935	0.84%	1.00%	1.75%	13.50%	14.36%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	453	16.387782	17.716814	7,793	0.76%	1.00%	1.80%	20.43%	21.40%
Deutsche Variable Series II:
Deutsche International Growth VIP-Class A	19	11.840666	12.744821	234	0.34%	1.00%	1.75%	23.28%	24.22%
Deutsche Small Mid Cap Value VIP-Class B	20	18.100421	19.188077	378	0.36%	1.00%	1.75%	8.21%	9.03%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	15	20.512291	22.078342	313	0.70%	1.00%	1.75%	13.03%	13.89%
Technology Growth Portfolio-Initial Shares	18	29.150062	30.334918	555	0.00%	1.40%	1.70%	40.22%	40.65%
Dreyfus Stock Index Fund, Inc. - Service Shares	1,109	18.708261	20.628121	25,836	1.47%	1.00%	2.00%	18.80%	20.00%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares	90	18.572138	20.078025	1,927	0.92%	1.00%	1.80%	12.98%	13.89%
Dreyfus Variable Investment Funds:
Appreciation Portfolio - Service Shares	34	24.288647	25.853426	875	1.10%	1.40%	1.80%	24.73%	25.24%
Government Money Market Portfolio	2,012	0.824154	0.920160	1,846	0.32%	1.00%	2.00%	-1.98%	-0.73%
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund -Class 2	105	20.013749	21.472258	2,205	1.83%	1.00%	1.80%	6.65%	7.52%
Franklin Mutual Shares VIP Fund -Class 2	122	14.693012	15.814760	1,867	2.24%	1.00%	1.75%	6.46%	7.27%
Franklin Small Cap Value VIP Fund -Class 2	48	28.992616	30.968704	1,437	0.51%	1.00%	1.75%	8.72%	9.55%
Franklin U.S. Government Securities VIP Fund -Class 2	142	10.480520	11.555976	1,597	2.57%	1.00%	2.00%	-0.68%	0.33%
Templeton Foreign VIP Fund -Class 2	475	10.279262	11.334455	5,156	2.62%	1.00%	2.00%	14.37%	15.53%
Templeton Global Bond VIP Fund -Class 2	259	12.922941	14.112307	3,552	0.00%	1.00%	2.00%	-0.11%	0.91%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	523	17.228354	18.996164	10,504	1.37%	1.00%	2.00%	15.78%	16.96%
Janus Henderson VIT Enterprise Portfolio-Service Shares	218	21.246740	23.427347	5,619	0.15%	1.00%	2.00%	24.55%	25.82%
Janus Henderson VIT Global Research Portfolio-Service Shares	7	19.750410	20.696801	143	0.69%	1.40%	1.70%	24.54%	24.91%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,099	7.423341	8.185656	10,180	1.65%	1.00%	2.00%	28.20%	29.50%
Janus Henderson VIT Research Portfolio-Service Shares	165	18.321284	19.806754	3,452	0.23%	1.00%	1.80%	25.27%	26.28%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	48	12.790583	13.766849	696	3.05%	1.00%	1.75%	4.39%	5.18%
Mid Cap Growth Portfolio - Class I	114	16.528482	17.868932	2,003	0.00%	1.00%	1.80%	36.27%	37.38%
U.S. Real Estate Portfolio - Class I	96	34.389299	36.605119	3,492	1.50%	1.40%	1.80%	1.26%	1.67%
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	99	18.111866	19.494631	2,322	0.28%	1.00%	1.75%	22.55%	23.49%
Mid Cap Growth Portfolio-Class S	21	12.137627	12.217926	253	0.00%	1.40%	1.70%	22.45%	22.82%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	410	15.710273	17.322584	7,242	0.01%	1.00%	2.00%	23.98%	25.24%
Oppenheimer Conservative Balanced Fund	71	10.676461	11.491552	1,036	1.74%	1.00%	1.75%	7.05%	7.86%
Oppenheimer Global Fund/VA-Service Shares	258	16.906251	18.641507	5,682	0.73%	1.00%	2.00%	33.60%	34.96%
Oppenheimer Main Street Fund®/VA-Service Shares	259	17.971854	19.816209	5,198	1.04%	1.00%	2.00%	14.31%	15.47%
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	168	21.181568	22.899263	4,909	0.65%	1.00%	1.80%	11.87%	12.78%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	250	15.166707	16.722992	4,304	4.91%	1.00%	2.00%	4.50%	5.56%
PIMCO Real Return Portfolio - Administrative Class	464	11.445035	12.619489	6,082	2.41%	1.00%	2.00%	1.59%	2.63%
PIMCO Total Return Portfolio - Administrative Class	1,117	12.892705	14.215674	15,803	2.04%	1.00%	2.00%	2.83%	3.87%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	23	18.096689	18.963580	439	0.39%	1.40%	1.70%	12.91%	13.25%
Wilshire Variable Insurance Trust:
2015 Fund	24	13.699305	14.745082	330	3.08%	1.00%	1.75%	9.57%	10.41%
2025 Fund	72	13.590910	14.628388	1,004	2.95%	1.00%	1.75%	12.18%	13.04%
2035 Fund	71	13.636860	14.677922	947	3.36%	1.00%	1.75%	14.95%	15.83%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

37

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2016				Year Ended December 31, 2016
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	96	$6.224888	$6.675692	$629	1.10%	1.00%	1.80%	-2.58%	-1.79%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	185	16.127584	17.603800	4,280	0.35%	1.00%	2.00%	13.18%	14.34%
Invesco V.I. Comstock Fund-Series I Shares	374	15.665896	16.595969	6,055	1.53%	1.00%	2.00%	14.95%	16.13%
Invesco V.I. Core Equity Fund-Series I Shares	30	15.775417	16.475403	495	0.73%	1.40%	1.80%	8.28%	8.72%
Invesco V.I. Diversified Dividend Fund-Series I Shares	23	17.214356	17.514512	407	1.39%	1.40%	1.70%	12.86%	13.21%
Invesco V.I. Global Health Care Fund-Series I Shares	41	23.818589	24.883978	1,007	0.00%	1.40%	1.70%	-12.97%	-12.70%
Invesco V.I. Global Real Estate Fund-Series II Shares	344	9.922305	10.830627	3,634	1.44%	1.00%	2.00%	-0.22%	0.80%
Invesco V.I. Government Securities Fund - Series II Shares	39	12.287001	12.836551	502	1.84%	1.40%	1.70%	-0.72%	-0.41%
Invesco V.I. International Growth Fund-Series II Shares	257	9.895682	10.801520	2,687	1.09%	1.00%	2.00%	-2.68%	-1.69%
Invesco V.I. Managed Volatility Fund-Series II Shares	47	23.710276	24.643312	1,157	1.54%	1.40%	1.70%	8.44%	8.77%
Invesco V.I. Mid Cap Core Equity Fund - Series II Shares	137	13.497893	14.733411	2,196	0.00%	1.00%	2.00%	10.90%	12.03%
Invesco V.I. Mid Cap Growth Fund-Series II Shares	321	13.428546	14.082446	4,460	0.00%	1.00%	2.00%	-1.44%	-0.43%
Invesco V.I. Small Cap Equity Fund-Series I Shares	200	15.808136	17.255177	3,296	0.00%	1.00%	2.00%	9.82%	10.94%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	1,076	11.761273	13.121242	13,409	1.70%	0.75%	2.00%	6.31%	7.66%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	271	10.903088	11.646719	3,071	1.49%	1.00%	1.75%	2.78%	3.56%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,856	12.128937	12.956302	23,380	1.43%	1.00%	1.75%	7.77%	8.60%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	512	11.176967	12.199889	6,052	1.61%	1.00%	2.00%	4.25%	5.31%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	145	10.939326	11.165280	1,605	0.00%	1.00%	1.75%	1.42%	2.20%
VP Large Company Value Fund-Class II	344	14.117652	15.409859	5,270	1.92%	1.00%	2.00%	12.72%	13.87%
VP Mid Cap Value Fund-Class II	199	20.949927	22.867149	4,589	1.53%	1.00%	2.00%	20.26%	21.49%
VP Ultra® Fund-Class II	6	17.564092	18.111103	107	0.21%	1.40%	1.65%	2.63%	2.89%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	125	13.792446	14.733232	1,778	2.32%	1.00%	1.75%	4.46%	5.26%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	486	13.608047	14.593169	6,892	1.19%	1.00%	1.80%	9.87%	10.76%
Deutsche Variable Series II:
Deutsche Global Growth VIP-Class A	15	9.604759	10.260120	155	0.75%	1.00%	1.75%	1.90%	2.68%
Deutsche Small Mid Cap Value VIP-Class B	18	16.727140	17.598310	312	0.24%	1.00%	1.75%	14.43%	15.30%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	12	18.147224	19.385175	222	0.73%	1.00%	1.75%	13.19%	14.05%
Technology Growth Portfolio-Initial Shares	19	20.788284	21.567782	412	0.00%	1.40%	1.70%	2.94%	3.26%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares	86	16.439109	17.628895	1,636	0.99%	1.00%	1.80%	8.10%	8.98%
Dreyfus Stock Index Fund, Inc. - Service Shares	1,141	15.748303	17.189594	22,344	1.75%	1.00%	2.00%	9.21%	10.33%
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	36	19.473085	20.643896	738	1.38%	1.40%	1.80%	5.70%	6.13%
Government Money Market Portfolio	2,478	0.840842	0.926905	2,283	0.01%	1.00%	2.00%	-2.33%	-1.08%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund-Class 2	109	18.765882	19.971247	2,137	1.59%	1.00%	1.80%	10.16%	11.05%
Franklin Mutual Shares VIP Fund-Class 2	122	13.801835	14.743305	1,753	2.00%	1.00%	1.75%	14.03%	14.90%
Franklin Small Cap Value VIP Fund-Class 2	45	26.667084	28.269466	1,231	0.82%	1.00%	1.75%	27.91%	28.89%
Franklin U.S. Government Securities VIP Fund-Class 2	157	10.552467	11.518090	1,756	2.86%	1.00%	2.00%	-1.35%	-0.34%
Templeton Foreign VIP Fund-Class 2	449	8.988014	9.810860	4,239	1.81%	1.00%	2.00%	5.03%	6.10%
Templeton Global Bond VIP Fund-Class 2	263	12.936776	13.985085	3,590	0.00%	1.00%	2.00%	0.88%	1.91%
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Service Shares	524	14.880360	16.242029	9,058	1.95%	1.00%	2.00%	2.24%	3.28%
Janus Aspen Enterprise Portfolio-Service Shares	207	17.058301	18.619705	4,313	0.02%	1.00%	2.00%	9.86%	10.98%
Janus Aspen Global Research Portfolio-Service Shares	8	15.859151	16.568744	128	0.95%	1.40%	1.70%	0.09%	0.39%
Janus Aspen Janus Portfolio-Service Shares	199	14.369290	15.684375	3,247	0.36%	1.00%	2.00%	-1.73%	-0.73%
Janus Aspen Overseas Portfolio-Service Shares	1,112	5.790549	6.320935	7,963	4.41%	1.00%	2.00%	-8.57%	-7.64%
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	107	14.778676	15.786856	2,078	0.39%	1.00%	1.75%	6.84%	7.66%
Mid Cap Growth Portfolio-Class S	20	9.912174	9.947529	199	0.00%	1.40%	1.70%	2.39%	2.70%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	430	12.671551	13.831351	6,071	0.11%	1.00%	2.00%	-4.38%	-3.40%
Oppenheimer Conservative Balanced Fund/VA-Service Shares	73	9.973574	10.653896	1,010	2.16%	1.00%	1.75%	3.13%	3.91%
Oppenheimer Global Fund/VA-Service Shares	245	12.654132	13.812530	4,070	0.73%	1.00%	2.00%	-2.15%	-1.15%
Oppenheimer Main Street Fund®/VA-Service Shares	268	15.722053	17.160962	4,693	0.85%	1.00%	2.00%	9.07%	10.18%
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	171	18.934663	20.305235	4,476	0.22%	1.00%	1.80%	15.55%	16.50%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	245	14.513551	15.841603	4,046	5.06%	1.00%	2.00%	10.23%	11.36%
PIMCO Real Return Portfolio - Administrative Class	476	11.265705	12.296612	6,118	2.40%	1.00%	2.00%	3.10%	4.15%
PIMCO Total Return Portfolio - Administrative Class	1,111	12.538334	13.685668	15,255	2.15%	1.00%	2.00%	0.63%	1.66%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	35	16.028165	16.745098	580	0.00%	1.40%	1.70%	-1.06%	-0.75%
The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio - Class I	39	12.252841	13.088426	551	1.96%	1.00%	1.75%	4.25%	5.05%
Mid Cap Growth Portfolio - Class I	111	12.128894	13.006994	1,416	4.47%	1.00%	1.80%	-10.42%	-9.69%
U.S. Real Estate Portfolio - Class I	102	33.961818	36.003996	3,675	1.31%	1.40%	1.80%	4.89%	5.32%
Wilshire Variable Insurance Trust:
2015 Fund	23	12.502462	13.355205	293	1.91%	1.00%	1.75%	4.65%	5.45%
2025 Fund	71	12.114903	12.941222	877	1.84%	1.00%	1.75%	4.88%	5.68%
2035 Fund	53	11.862820	12.672006	616	1.61%	1.00%	1.75%	5.21%	6.01%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

38

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2015				Year Ended December 31, 2015
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	93	$6.389956	$6.797341	$616	2.39%	1.00%	1.80%	0.56%	1.38%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	195	14.248896	15.396001	4,037	0.32%	1.00%	2.00%	-10.94%	-10.04%
Invesco V.I. Comstock Fund-Series I Shares	375	13.628181	14.291428	5,244	1.82%	1.00%	2.00%	-7.86%	-6.92%
Invesco V.I. Core Equity Fund-Series I Shares	29	14.569161	15.153952	439	1.17%	1.40%	1.80%	-7.47%	-7.09%
Invesco V.I. Diversified Dividend Fund-Series I Shares	24	15.252667	15.471471	367	1.94%	1.40%	1.70%	0.33%	0.64%
Invesco V.I. Global Health Care Fund-Series I Shares	45	26.997043	28.504365	1,276	0.00%	1.40%	1.80%	1.31%	1.72%
Invesco V.I. Global Real Estate Fund-Series II Shares	350	9.944089	10.744810	3,678	3.51%	1.00%	2.00%	-3.71%	-2.73%
Invesco V.I. Government Securities Fund-Series II Shares	44	12.375553	12.889763	562	2.20%	1.40%	1.70%	-1.64%	-1.34%
Invesco V.I. International Growth Fund-Series II Shares	280	10.168524	10.987187	2,997	1.24%	1.00%	2.00%	-4.56%	-3.59%
Invesco V.I. Managed Volatility Fund-Series II Shares	55	21.865581	22.656971	1,233	1.10%	1.40%	1.70%	-4.03%	-3.74%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	134	12.171378	13.151265	1,974	0.10%	1.00%	2.00%	-6.19%	-5.24%
Invesco V.I. Mid Cap Growth Fund-Series II Shares	326	13.624603	14.143671	4,558	0.00%	1.00%	2.00%	-0.98%	0.03%
Invesco V.I. Small Cap Equity Fund-Series I Shares	192	14.394290	15.553186	2,866	0.00%	1.00%	2.00%	-7.41%	-6.46%
ALPS Variable Investment Trust:
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	1,089	11.063625	12.187533	12,671	1.38%	0.75%	2.00%	-4.18%	-2.96%
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	306	10.608506	11.246192	3,364	1.19%	1.00%	1.75%	-2.94%	-2.20%
Ibbotson Growth ETF Asset Allocation Portfolio-Class II	1,972	11.253953	11.930567	22,935	1.26%	1.00%	1.75%	-4.22%	-3.49%
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II	607	10.721746	11.584790	6,835	1.52%	1.00%	2.00%	-3.64%	-2.66%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	168	10.785906	10.925277	1,829	0.00%	1.00%	1.75%	0.15%	0.91%
VP Large Company Value Fund-Class II	325	12.524313	13.532585	4,386	1.38%	1.00%	2.00%	-5.97%	-5.01%
VP Mid Cap Value Fund-Class II	182	17.419990	18.822165	3,517	1.52%	1.00%	2.00%	-3.55%	-2.56%
VP Ultra® Fund-Class II	7	17.113781	17.602055	120	0.46%	1.40%	1.65%	4.30%	4.57%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	145	13.203557	13.997317	1,962	2.74%	1.00%	1.75%	-0.65%	0.11%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	545	12.385720	13.175017	6,999	0.80%	1.00%	1.80%	-0.23%	0.58%
Deutsche Variable Series II:
Deutsche Global Growth VIP-Class A	15	9.425663	9.992510	143	0.87%	1.00%	1.75%	-2.96%	-2.22%
Deutsche Small Mid Cap Value VIP-Class B	22	14.617677	15.262445	327	0.00%	1.00%	1.75%	-3.92%	-3.19%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	11	16.033158	16.997157	183	0.37%	1.00%	1.75%	-4.22%	-3.49%
Technology Growth Portfolio-Initial Shares	23	20.194003	20.887553	487	0.00%	1.40%	1.70%	4.35%	4.67%
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares	84	15.207875	16.176788	1,479	0.86%	1.00%	1.80%	-5.15%	-4.38%
Dreyfus Stock Index Fund, Inc.-Service Shares	1,161	14.419933	15.580670	20,855	1.57%	1.00%	2.00%	-1.15%	-0.14%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Service Shares	37	18.423364	19.451884	723	1.45%	1.40%	1.80%	-4.47%	-4.08%
Money Market Portfolio	2,417	0.860890	0.936984	2,263	0.00%	1.00%	2.00%	-2.28%	-1.07%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	113	16.805218	17.983326	1,990	2.52%	1.00%	2.00%	-5.58%	-4.61%
Franklin Mutual Shares VIP Fund -Class 2	128	12.104065	12.831752	1,607	3.17%	1.00%	1.75%	-6.60%	-5.89%
Franklin Small Cap Value VIP Fund -Class 2	54	20.848240	21.933613	1,161	0.62%	1.00%	1.75%	-9.01%	-8.31%
Franklin U.S. Government Securities VIP Fund -Class 2	167	10.696764	11.557627	1,883	2.42%	1.00%	2.00%	-1.53%	-0.53%
Templeton Foreign VIP Fund -Class 2	410	8.557348	9.246393	3,671	2.95%	1.00%	2.00%	-8.36%	-7.43%
Templeton Global Bond VIP Fund -Class 2	263	12.823884	13.723003	3,539	8.17%	1.00%	2.00%	-6.22%	-5.26%
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Service Shares	523	14.554783	15.726166	8,872	1.63%	1.00%	2.00%	-1.60%	-0.59%
Janus Aspen Enterprise Portfolio-Service Shares	176	15.527115	16.777185	3,419	0.80%	1.00%	2.00%	1.69%	2.73%
Janus Aspen Global Research Portfolio-Service Shares	8	15.845425	16.504076	124	0.56%	1.40%	1.70%	-4.19%	-3.90%
Janus Aspen Janus Portfolio-Service Shares	234	14.622706	15.799739	3,822	0.48%	1.00%	2.00%	2.97%	4.02%
Janus Aspen Overseas Portfolio-Service Shares	1,023	6.333573	6.843809	8,110	0.53%	1.00%	2.00%	-10.63%	-9.72%
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	115	13.832133	14.663805	2,092	0.44%	1.00%	1.75%	-6.78%	-6.06%
Mid Cap Growth Portfolio-Class S (*)	22	9.680716	9.685726	210	0.00%	1.40%	1.70%	0.00%	0.00%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	452	13.252067	14.318862	6,637	0.00%	1.00%	2.00%	1.20%	2.24%
Oppenheimer Conservative Balanced Fund/VA-Service Shares	76	9.671307	10.252734	1,018	2.06%	1.00%	1.75%	-1.19%	-0.44%
Oppenheimer Global Fund/VA-Service Shares	233	12.932653	13.973909	4,067	1.12%	1.00%	2.00%	1.60%	2.64%
Oppenheimer Main Street Fund®/VA-Service Shares	260	14.414368	15.574695	4,157	0.58%	1.00%	2.00%	1.04%	2.08%
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	179	16.385947	17.430086	4,095	0.66%	1.00%	1.80%	-7.78%	-7.03%
PIMCO Variable Insurance Trust:
High Yield Portfolio-Administrative Class	281	13.166265	14.225885	4,159	5.48%	1.00%	2.00%	-3.61%	-2.63%
Real Return Portfolio-Administrative Class	496	10.927424	11.806870	6,176	4.20%	1.00%	2.00%	-4.65%	-3.68%
Total Return Portfolio-Administrative Class	1,110	12.460091	13.462857	15,062	5.08%	1.00%	2.00%	-1.56%	-0.55%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	39	16.199130	16.872272	658	0.00%	1.40%	1.70%	-0.46%	-0.16%
The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio-Class I	41	11.752879	12.459257	550	3.42%	1.00%	1.75%	-2.39%	-1.64%
Mid Cap Growth Portfolio-Class I	123	13.540197	14.403104	1,749	0.00%	1.00%	1.80%	-7.59%	-6.84%
U.S. Real Estate Portfolio-Class I	110	32.377884	34.185805	3,742	1.33%	1.40%	1.80%	0.33%	0.74%
Wilshire Variable Insurance Trust:
2015 ETF Fund	32	11.946649	12.664797	377	1.89%	1.00%	1.75%	-3.70%	-2.96%
2025 ETF Fund	66	11.551125	12.245510	772	1.81%	1.00%	1.75%	-3.99%	-3.25%
2035 ETF Fund	49	11.275462	11.953327	541	1.81%	1.00%	1.75%	-3.92%	-3.19%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from November 4, 2015 (commencement of operations) to December 31, 2015.

39

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2014				Year Ended December 31, 2014
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I	197	$16.000104	$17.113414	$4,671	0.46%	1.00%	2.00%	7.56%	8.65%
Invesco V.I. Comstock Fund-Series I	425	14.791172	15.354232	6,432	1.47%	1.00%	2.00%	7.20%	8.29%
Invesco V.I. Core Equity Fund	29	15.744700	16.310261	477	0.89%	1.40%	1.80%	6.20%	6.63%
Invesco V.I. Diversified Dividend Fund	25	15.202226	15.373433	386	1.71%	1.40%	1.70%	10.91%	11.25%
Invesco V.I. Global Health Care Fund	51	26.648900	28.022663	1,416	0.00%	1.40%	1.80%	17.52%	17.99%
Invesco V.I. Global Real Estate Fund-Series II	335	10.327324	11.046104	3,628	1.50%	1.00%	2.00%	12.06%	13.20%
Invesco V.I. Government Securities Fund	46	12.581808	13.064754	600	3.44%	1.40%	1.70%	2.12%	2.43%
Invesco V.I. International Growth Fund	291	10.654864	11.396304	3,242	1.66%	1.00%	2.00%	-1.91%	-0.91%
Invesco V.I. Managed Volatility Fund	62	22.537970	23.537307	1,465	2.70%	1.40%	1.80%	18.06%	18.54%
Invesco V.I. Mid Cap Core Equity Fund-Series II	127	12.975156	13.878048	1,996	0.00%	1.00%	2.00%	2.09%	3.13%
Invesco V.I. Mid Cap Growth Fund-Series II	322	13.759236	14.139097	4,512	0.00%	1.00%	2.00%	5.54%	6.61%
Invesco V.I. Small Cap Equity Fund-Series II	191	15.546223	16.628081	3,040	0.00%	1.00%	2.00%	0.31%	1.34%
AllianceBernstein Variable Products Series Fund, Inc.-Class B Shares:
International Value Portfolio	87	6.354518	6.704994	575	3.55%	1.00%	1.80%	-8.15%	-7.40%
American Century Variable Portfolios-Class I:
Capital Appreciation Fund	167	10.770019	10.826501	1,801	0.00%	1.00%	1.75%	0.00%	0.00%
Large Company Value Fund	288	13.319903	14.246766	4,129	1.31%	1.00%	2.00%	10.52%	11.64%
Mid Cap Value Fund	160	18.060848	19.317396	3,193	1.04%	1.00%	2.00%	13.91%	15.08%
Ultra Fund	15	16.407916	16.833305	257	0.21%	1.40%	1.65%	8.02%	8.29%
Calamos® Advisors Trust:
Growth and Income Portfolio	154	13.289641	13.981810	2,098	0.97%	1.00%	1.75%	4.97%	5.78%
Davis Variable Account Fund, Inc.:
Value Portfolio	575	12.414630	13.099023	7,348	0.95%	1.00%	1.80%	4.15%	5.00%
Deutsche Variable Series II-Class A:
Global Growth VIP	12	9.713017	10.219099	116	1.01%	1.00%	1.75%	-1.64%	-0.89%
Deutsche Variable Series II-Class B:
Small Mid Cap Value VIP	21	15.214735	15.765395	322	0.48%	1.00%	1.75%	3.25%	4.04%
Dreyfus Investment Porfolios:
MidCap Stock Portfolio-Service Shares	14	16.739989	17.611971	226	0.71%	1.00%	1.75%	9.80%	10.64%
Technology Growth Portfolio-Initial Shares	26	19.351411	19.955171	515	0.00%	1.40%	1.70%	5.01%	5.33%
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares	91	16.034270	16.917974	1,725	0.84%	1.00%	1.80%	11.10%	12.00%
Dreyfus Stock Index Fund, Inc.-Service Shares	1,174	14.587507	15.602486	21,312	1.49%	1.00%	2.00%	10.84%	11.97%
Dreyfus Variable Investment Fund:
Money Market Portfolio	2,166	0.881017	0.947141	2,064	0.00%	1.00%	2.00%	-2.23%	-1.06%
Dreyfus Variable Investment Funds-Service Shares:
Appreciation Portfolio	40	19.284477	20.278493	800	1.56%	1.40%	1.80%	5.89%	6.32%
ALPS Variable Investment Trust:
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	1,182	11.545973	12.558654	14,259	1.17%	0.75%	2.00%	2.42%	3.73%
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	315	10.929892	11.499075	3,553	0.95%	1.00%	1.75%	0.97%	1.74%
Ibbotson Growth ETF Asset Allocation Portfolio-Class II	2,092	11.749683	12.361694	25,266	0.99%	1.00%	1.75%	2.74%	3.53%
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II	612	11.127293	11.901474	7,110	1.08%	1.00%	2.00%	1.24%	2.27%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery Fund-Class 2	136	18.004943	18.852938	2,517	2.12%	1.00%	1.80%	3.81%	4.65%
Franklin Mutual Shares Fund-Class 2	132	12.959512	13.634486	1,766	1.70%	1.00%	1.75%	5.25%	6.05%
Franklin Small Cap Value Fund-Class 2	50	22.912180	23.922252	1,184	0.60%	1.00%	1.75%	-1.19%	-0.43%
Franklin U.S. Government Securities Fund-Class 2	161	10.863509	11.619207	1,839	2.71%	1.00%	2.00%	1.32%	2.35%
Templeton Foreign VIP Fund-Class 2 -Class 2	286	9.338307	9.988198	2,765	1.57%	1.00%	2.00%	-12.91%	-12.02%
Templeton Global Bond Fund-Class 2	265	13.674320	14.485141	3,772	5.38%	1.00%	2.00%	-0.20%	0.82%
Janus Aspen Series:
Balanced Portfolio-Service Shares	495	14.791079	15.819998	8,600	1.60%	1.00%	2.00%	6.07%	7.16%
Enterprise Portfolio-Service Shares	153	15.268778	16.331381	2,957	0.03%	1.00%	2.00%	10.00%	11.12%
Global Research Portfolio-Service Shares	8	16.538392	17.173467	142	0.93%	1.40%	1.70%	5.36%	5.68%
Janus Portfolio-Service Shares	250	14.200439	15.188463	3,952	0.22%	1.00%	2.00%	10.48%	11.61%
Overseas Portfolio-Service Shares	932	7.086874	7.580331	8,441	6.11%	1.00%	2.00%	-13.86%	-12.98%
Morgan Stanley-The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio-Class I	44	12.040573	12.667505	617	3.13%	1.00%	1.75%	5.97%	6.78%
Mid Cap Growth Portfolio-Class I	126	14.652535	15.460290	1,924	0.00%	1.00%	1.80%	0.13%	0.95%
U.S. Real Estate Portfolio-Class I	118	32.270904	33.934729	3,978	1.42%	1.40%	1.80%	27.39%	27.91%
Neuberger Berman Advisers Management Trust :
Guardian Portfolio-Class S	127	24.011314	15.610465	2,469	0.26%	1.00%	1.80%	6.93%	7.80%
Small Cap Growth Portfolio-Class S	12	17.655170	18.332994	220	0.00%	1.40%	1.70%	1.71%	2.02%
Oppenheimer Variable Account Funds:
Capital Appreciation Fund/VA-Service Shares	444	13.094533	14.005707	6,409	0.18%	1.00%	2.00%	12.83%	13.98%
Capital Income Fund/VA-Service Shares	84	9.788110	10.297920	1,150	1.82%	1.00%	1.75%	6.13%	6.94%
Global Fund/VA-Service Shares	216	12.729142	13.615025	3,791	0.85%	1.00%	2.00%	0.01%	1.04%
Main Street Fund®/VA-Service Shares	210	14.265353	15.257954	3,367	0.57%	1.00%	2.00%	8.19%	9.30%
Main Street Small Cap Fund®/VA-Service Shares	188	17.769141	18.748615	4,707	0.67%	1.00%	1.80%	9.64%	10.54%
PIMCO Variable Insurance Trust:
High Yield Portfolio - Administrative Class	281	13.659747	14.609923	4,300	5.30%	1.00%	2.00%	1.28%	2.32%
Real Return Portfolio - Administrative Class	495	11.460554	12.257725	6,447	1.45%	1.00%	2.00%	1.04%	2.07%
Total Return Portfolio - Administrative Class	1,095	12.657370	13.537823	15,022	2.22%	1.00%	2.00%	2.20%	3.24%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	46	16.274128	16.898871	774	0.00%	1.40%	1.70%	1.05%	1.36%
Wilshire Variable Insurance Trust:
2015 ETF Fund	41	12.405253	13.051281	511	1.92%	1.00%	1.75%	2.95%	3.73%
2025 ETF Fund	67	12.030604	12.657131	819	1.27%	1.00%	1.75%	3.28%	4.07%
2035 ETF Fund	42	11.735535	12.346766	488	1.24%	1.00%	1.75%	3.55%	4.34%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

40

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2018, 2017 and 2016

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2018, 2017 and 2016

Report of Independent Registered Public Accounting Firm

Board of Directors and Shareholder

Annuity Investors Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of American Financial Group, Inc., as of December 31, 2018 and 2017, and related statements of earnings, comprehensive income, changes in shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Adoption of New Accounting Standard

As discussed in Note A to the financial statements, the Company changed its method of accounting for equity investments, other than those accounted for under the equity method, to measure equity investments at fair value with changes in fair value recognize in net earnings for the year ended December 31, 2018.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Company’s auditor since 1961
Cincinnati, OH
April 26, 2019

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

(Dollars in Thousands, Except Share Data)

	December 31
	2018	2017
Assets:
Cash and cash equivalents	$15,484	$74,892
Investments:
Fixed maturities, available for sale at fair value (amortized cost - $2,463,027 and $2,366,739)	2,469,683	2,458,766
Equity securities—at fair value
Common stocks	6,389	5,902
Perpetual preferred stocks	1,950	1,069
Policy loans	55,547	57,048

Total cash and investments	2,549,053	2,597,677
Deferred policy acquisition costs:
(including the impact of unrealized gains on securities of $2,489 and $36,567)	115,549	88,638
Accrued investment income	26,499	25,278
Variable annuity assets (separate accounts)	557,080	644,496
Current federal income tax due from affiliate	3,422	634
Equity index call options	4,108	17,698
Funds held as collateral	40	40
Other assets	1,662	1,656

Total assets	$3,257,413	$3,376,117

Liabilities and Equity:
Annuity benefits accumulated:
(including the impact of unrealized gains on securities of $182 and $2,035)	$2,283,379	$2,288,856
Variable annuity liabilities (separate accounts)	557,080	644,496
Liability for funds held as collateral	40	40
Net deferred tax liabilities	16,937	24,462
Other liabilities	6,251	13,776

Total liabilities	2,863,687	2,971,630
Shareholder’s Equity:
Common stock, par value - $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	176,909
Retained earnings	211,166	182,268
Accumulated other comprehensive income, net of tax	3,151	42,810

Total shareholder’s equity	393,726	404,487

Total liabilities and equity	$3,257,413	$3,376,117

See notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF EARNINGS

(In Thousands)

	Year ended December 31
	2018	2017	2016
Revenues:
Net investment income	$109,584	$111,820	$112,929
Realized gains on securities (*)	240	2,565	4,103
Policy charges	12,511	12,540	12,603
Other income	1,405	1,399	1,373

Total revenues	123,740	128,324	131,008

Costs and Expenses:
Annuity benefits	54,527	61,328	60,648
Insurance acquisition expenses, net	22,164	13,765	24,210
Other expenses	12,514	14,865	14,639

Total costs and expenses	89,205	89,958	99,497

Earnings before income taxes	34,535	38,366	31,511
Provision for income taxes	6,239	(3,899)	10,175

Net Earnings Attributable to Shareholder	$28,296	$42,265	$21,336

(*) Consists of the following:

Realized gains before impairments	$342	$2,978	$4,443
Losses on securities with impairment	(102)	(563)	(303)
Non-credit portion of impairment recognized in other comprehensive income (loss)	—	150	(37)

Impairment impact recognized in earnings	(102)	(413)	(340)

Total realized gains on securities	$240	$2,565	$4,103

See notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF COMPREHENSIVE INCOME

(In Thousands)

	Year ended December 31
	2018	2017	2016
Comprehensive Income (Loss):
Net earnings	$28,296	$42,265	$21,336
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising during the period	(37,959)	11,885	4,461
Reclassification adjustment for realized gains included in net earnings	(1,098)	(1,667)	(2,667)

Total net unrealized gains (losses) on securities	(39,057)	10,218	1,794

Total comprehensive income (loss), net of tax	$(10,761)	$52,483	$23,130

See notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN SHAREHOLDER’S EQUITY

(Dollars in Thousands)

	Common Shares	Common Stock and Capital Surplus	Retained Earnings	Accumulated Other Comp Inc. (Loss)	Total Shareholder’s Equity
Balance at December 31, 2015	20,000	$179,409	$126,253	$23,212	$328,874
Net earnings	—	—	21,336	—	21,336
Other comprehensive income	—	—	—	1,794	1,794

Balance at December 31, 2016	20,000	$179,409	$147,589	$25,006	$352,004
Net earnings	—	—	42,265	—	42,265
Other comprehensive income	—	—	—	10,218	10,218
Impact of the U.S. Federal tax rate change on AOCI	—	—	(7,586)	7,586	—

Balance at December 31, 2017	20,000	$179,409	$182,268	$42,810	$404,487
Net earnings	—	—	28,296	—	28,296
Other comprehensive loss	—	—	—	(39,057)	(39,057)
Cumumlative effect of accounting changes	—	—	602	(602)	—

Balance at December 31, 2018	20,000	$179,409	$211,166	$3,151	$393,726

See notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

(In Thousands)

	Year ended December 31
	2018	2017	2016
Operating Activities:
Net earnings	$28,296	$42,265	$21,336
Adjustments:
Depreciation and amortization	(1,453)	(6,257)	(5,777)
Annuity benefits	54,527	61,328	60,648
Realized gains on investments	(240)	(2,565)	(4,103)
Deferred annuity policy acquisition costs	(10,810)	(12,086)	(9,995)
Amortization of insurance acquisition costs	17,799	9,212	19,716
Change in:
Accrued investment income	(1,221)	(898)	(870)
Payables to affiliates, net	230	(17,289)	(4,470)
Funds held as collateral	—	—	350
Other assets	(298)	516	(463)
Liability for funds held as collateral	—	—	(350)
Other liabilities	1,225	(221)	261
Other operating activities, net	(154)	(570)	(72)

Net cash provided by operating activities	87,901	73,435	76,211

Investing Activities:
Purchases of:
Fixed maturities	(312,214)	(390,863)	(415,832)
Equity securities	(5,070)	199	(133)
Equity options—fixed indexed annuities	(13,541)	(11,006)	(9,536)
Proceeds from:
Maturities and redemptions of fixed maturities	191,823	337,079	345,808
Sales of fixed maturities	17,400	24,260	41,801
Sales of equity maturities	2,552	205	—
Exercise of equity options—fixed indexed annuities	20,129	18,443	6,792
Other investing activities, net	1,501	1,219	979

Net cash used in investing activities	(97,420)	(20,464)	(30,121)

Financing Activities:
Annuity receipts	195,370	211,398	193,476
Annuity surrenders, benefits and withdrawals	(291,956)	(284,666)	(268,385)
Net transfers from variable annuity assets	46,697	54,036	41,802

Net cash used in financing activities	(49,889)	(19,232)	(33,107)

Net Change in Cash and Cash Equivalents	(59,408)	33,739	12,983
Cash and cash equivalents at beginning of year	74,892	41,153	28,170

Cash and cash equivalents at end of year	$15,484	$74,892	$41,153

See notes to financial statements.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

A.	Accounting Policies

Basis of Presentation Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the State of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).

AILIC’s products include fixed, fixed-indexed and variable annuities. The products are marketed in 48 states and the District of Columbia to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions. The Company operates in a single segment called Annuity.

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Events or transactions occurring subsequent to December 31, 2018, and prior to April 26, 2019, have been evaluated for potential recognition or disclosure herein.

Fair Value Measurements Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. AILIC did not have any significant nonrecurring fair value measurements of nonfinancial assets and liabilities in 2018 or 2017.

Investments On January 1, 2018, AILIC adopted Accounting Standards Update (“ASU”) 2016-01, which requires all equity securities other than those accounted for under the equity method to be reported at fair value with holding gains and losses recognized in net earnings. At December 31, 2017, AILIC had $7.0 million in equity securities classified as “available for sale” under the prior guidance with holding gains and losses included in accumulated other comprehensive income (“AOCI”) instead of net earnings. At the date of adoption, the $0.6 million net unrealized gain on equity securities included in AOCI was reclassified to retained earnings as the cumulative effect of an accounting change.

Under the new guidance, AILIC recorded holding losses of $1.1 million on equity securities in net earnings during 2018 on securities that were still owned at December 31, 2018. Under the prior guidance, these holding losses would have been recorded in AOCI (with the exception of any impairment charge that may have been recorded). Because almost all of the equity securities impacted by the new guidance were carried at fair value through AOCI under the prior guidance, the adoption of the new guidance did not have a material impact on AILIC’s financial position.

Fixed maturity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in AOCI in AILIC’s Balance Sheet. Policy loans are carried primarily at the aggregate unpaid balance.

Premiums and discounts on fixed maturity securities are amortized using the effective interest method. Mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations.

Gains or losses on fixed maturity securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses) on securities) and the cost basis of that investment is reduced. If management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: (i) the amount related to credit losses (recorded in earnings) and (ii) the amount related to all other factors (recorded in other comprehensive income). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

Derivatives Derivatives included in AILIC’s Balance Sheet are recorded at fair value. Changes in fair value of derivatives are included in earnings, unless the derivatives are designated and qualify as highly effective cash flow hedges. Derivatives that do not qualify for hedge accounting under GAAP consist primarily of (i) components of certain fixed maturity securities (primarily interest-only and principal only MBS) and (ii) the equity-based component of certain annuity products (included in annuity benefits accumulated) and related equity index options designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those annuity products.

To qualify for hedge accounting, at the inception of a derivative contract, AILIC formally documents the relationship between the terms of the hedge and the hedged items and its risk management objective. This documentation includes defining how hedge effectiveness and ineffectiveness will be measured on a retrospective and prospective basis.

Changes in the fair value of derivatives that are designated and qualify as highly effective cash flow hedges are recorded in AOCI and are reclassified into earnings when the variability of the cash flows from the hedged items impacts earnings. Any hedge ineffectiveness is immediately recorded in current period earnings. When the change in the fair value of a qualifying cash flow hedge is included in earnings, it is included in the same line item in the Statement of Earnings as the cash flows from the hedged item.

Deferred Policy Acquisition Costs (“DPAC”) Policy acquisition costs (principally commissions, premium taxes and certain underwriting and policy issuance costs) directly related to the successful acquisition or renewal of an insurance contract are deferred. DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

DPAC related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margin (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other annuity policy charges, less death, annuitization and guaranteed withdrawal benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses) on securities.

DPAC and certain other balance sheet amounts related to the annuity business are also adjusted, net of tax, for the change in expense that would have been recorded if the unrealized gains (losses) from securities had actually been realized. These adjustments are included in unrealized gains (losses) on marketable securities, a component of AOCI in AILIC’s Balance Sheet.

Funds Held as Collateral AILIC receives collateral from its counterparties to support its purchased equity index call option assets. The fair value of this collateral is recorded as an asset and the offsetting obligation to return the collateral is recorded as a liability.

Annuity Benefits Accumulated Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to annuity benefits expense and decreases for annuity policy charges are recorded in other income. For traditional fixed annuities, the liability for annuity benefits accumulated represents the account value that has accrued to the benefit of the policyholder as of the balance sheet date. For fixed-indexed annuities, the liability or annuity benefits accumulated includes an embedded derivative that represents the estimated fair value of the index participation with the remaining component representing the discounted value of the guaranteed minimum contract benefits.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses, guaranteed withdrawals and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liabilities for EDAR and guaranteed withdrawals are accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and annuity policy charges, and unearned revenues once they are recognized as income.

Variable Annuity Assets and Liabilities Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

The Company’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

Income Taxes The Company has an intercompany tax allocation agreement with AFG. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized.

AILIC recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained under examination by the appropriate taxing authority. Interest and penalties on AILIC’s reserve for uncertain tax positions are recognized as a component of tax expense.

The effect of a change in tax rates on deferred tax assets and liabilities is recorded in net earnings in the period that includes the enactment date. This includes the impact on deferred tax assets or liabilities established through AOCI, which results in an amount equal to the difference between the deferred tax at the historical corporate rate and the newly enacted rate stranded in AOCI. As permitted under guidance adopted effective December 31, 2017 (ASU 2018-02), AILIC reclassified the $7.6 million stranded in AOCI from accounting for the Tax Cuts and Jobs Act of 2017 to retained earnings at December 31, 2017. See Note H — “Income Taxes” for further information.

Benefit Plans AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.

Statement of Cash Flows For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments. Annuity receipts, surrenders, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

Revenue Recognition Guidance Effective in 2018 On January 1, 2018, AILIC adopted ASU 2014-09, which provides guidance on recognizing revenue when (or as) performance obligations under the contract are satisfied. The new guidance also updates the accounting for certain costs associated with obtaining and fulfilling contracts with customers and requires certain new disclosures. Because revenue recognition for insurance contracts and financial instruments (AILIC’s primary sources of revenue) were excluded from the scope of the new guidance, the adoption of ASU 2014-09 did not have a material impact on AILIC’s results of operations and financial position.

Lease Accounting Guidance Effective in 2019 In February 2016, the FASB issued ASU 2016-02, which requires entities that lease assets for terms longer than one year to recognize assets and liabilities for the rights and obligations created by those leases on the balance sheet based on the present value of contractual cash flows. Qualitative and quantitative disclosures of the amount, timing and uncertainty of cash flows arising from leases will also be required. The Company will adopt the updated guidance effective January 1, 2019. Management evaluated the impact of this guidance as of December 31, 2018 and does not expect it to have a material effect on the Company’s results of operations or financial position.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

B.	Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1—Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, corporate and municipal fixed maturity securities, asset-backed securities, MBS, non-affiliated common stocks and equity index options. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3—Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available at the valuation date. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

AILIC’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company’s internal investment professionals are a group of approximately 25 analysts whose primary responsibility is to manage AFG’s investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG’s chief investment officer, who reports directly to one of AFG’s Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by AFG’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing services regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

Assets and liabilities measured and carried at fair value in the financial statements are summarized below (in thousands):

December 31, 2018	Level 1	Level 2	Level 3	Total
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$172	$3,333	$—	$3,505
States, municipalities and political subdivisions	—	382,326	—	382,326
Residential MBS	—	117,033	9,044	126,077
Commercial MBS	—	69,415	437	69,852
Asset-backed securities	—	373,476	758	374,234
Corporate and other	—	1,506,944	6,745	1,513,689

Total AFS fixed maturities	172	2,452,527	16,984	2,469,683
Equity securities:
Common stocks	6,389	—	—	6,389
Perpetual preferred stocks	1,950	—	—	1,950
Variable annuity assets (separate accounts) (*)	—	557,080	—	557,080
Equity options—fixed indexed annuities	—	4,108	—	4,108

Total assets accounted for at fair value	$8,511	$3,013,715	$16,984	$3,039,210

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$85,526	$85,526

Total liabilities accounted for at fair value	$—	$—	$85,526	$85,526

December 31, 2017	Level 1	Level 2	Level 3	Total
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$1,480	$5,057	$—	$6,537
States, municipalities and political subdivisions	—	390,250	—	390,250
Residential MBS	—	153,601	5,282	158,883
Commercial MBS	—	72,950	450	73,400
Asset-backed securities	—	325,972	823	326,795
Corporate and other	—	1,491,786	11,115	1,502,901

Total AFS fixed maturities	1,480	2,439,616	17,670	2,458,766
Equity securities:
Common stocks	5,902	—	—	5,902
Perpetual preferred stocks	1,069	—	—	1,069
Variable annuity assets (separate accounts) (*)	—	644,496	—	644,496
Equity options—fixed indexed annuities	—	17,698	—	17,698

Total assets accounted for at fair value	$8,451	$3,101,810	$17,670	$3,127,931

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$89,002	$89,002

Total liabilities accounted for at fair value	$—	$—	$89,002	$89,002

(*)	Variable annuity liabilities equal the fair value of variable annuity assets.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

There were no transfers between Level 1 and Level 2 in 2018, 2017 or 2016. Less than 1% of total assets carried at fair value on December 31, 2018, were Level 3 assets. Approximately 43% of the Level 3 assets were MBS whose fair values were determined primarily using non-binding broker quotes for which there is a lack of transparency as to the inputs used to determine fair value. Details as to the quantitative inputs are neither provided by the brokers nor otherwise reasonably obtainable by AILIC. Since internally developed Level 3 asset fair values represent less than 2% of AILIC’s shareholder’s equity, any justifiable changes in unobservable inputs used to determine internally developed fair values would not be expected to have a material impact on AILIC’s financial position.

The only significant Level 3 assets or liabilities carried at fair value in the financial statements that were not measured using broker quotes are the derivatives embedded in AILIC’s fixed-indexed annuity liabilities, which are measured using a discounted cash flow approach and had a fair value of $85.5 million at December 31, 2018. The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives.

See Note E — “Derivatives.”

Unobservable Input	Range
Adjustment for credit risk	0.6% - 2.1% over the risk free rate
Risk margin for uncertainty in cash flows	0.73% reduction in the discount rate
Surrenders	5% - 13% of indexed account value
Partial surrenders	1.5% - 4.3% of indexed account value
Annuitizations	0.25% - 1.0% of indexed account value
Deaths	0.4% - 8.4% of indexed account value
Budgeted option costs	2.2% - 3.0% of indexed account value

The range of adjustments for credit risk is based on the Moody’s corporate A2 bond index and reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of AILIC’s individual fixed-indexed annuity products with an expected range of 8% to 13% in the majority of future calendar years (5% to 13% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flow assumptions in the table above would increase the fair value of the fixed-indexed annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2018, 2017, and 2016 are presented below (in thousands). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2017	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2018
AFS fixed maturities:
Residential MBS	$5,282	$135	$(44)	$—	$(857)	$5,217	$(689)	$9,044
Commercial MBS	450	(14)	1	—	—	—	—	437
Asset-backed securities	823	34	29	—	(128)	—	—	758
Corporate and other	11,115	(3)	(61)	—	(645)	—	(3,661)	6,745
Embedded derivatives (*)	(89,002)	9,240	—	(11,900)	6,136	—	—	(85,526)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $2.5 million in 2018.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2016	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2017
AFS fixed maturities:
Residential MBS	$8,800	$308	$(74)	$—	$(2,167)	$2,938	$(4,523)	$5,282
Commercial MBS	1,395	71	(16)	—	(1,000)	—	—	450
Asset-backed securities	15,479	(455)	(169)	1,999	(4,484)	—	(11,547)	823
Corporate and other	17,684	47	145	3,000	(2,980)	2,045	(8,826)	11,115
Embedded derivatives (*)	(67,794)	(14,694)	—	(11,216)	4,702	—	—	(89,002)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $0.2 million in 2017.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2015	Net earnings (loss)	Other comp. income (loss )	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2016
AFS fixed maturities:
Residential MBS	$12,220	$722	$(177)	$734	$(2,754)	$—	$(1,945)	$8,800
Commercial MBS	3,177	(22)	(57)	—	(981)	—	(722)	1,395
Asset-backed securities	13,779	(13)	(38)	2,000	(2,338)	4,689	(2,600)	15,479
Corporate and other	17,017	(5)	(747)	—	(1,025)	2,444	—	17,684
Embedded derivatives (*)	(58,172)	(8,600)	—	(5,554)	4,532	—	—	(67,794)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $2.1 million in 2016.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

Fair Value of Financial Instruments The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements at December 31 are summarized below (in thousands):

	Carrying	Fair Value
	Value	Total	Level 1	Level 2	Level 3
2018
Financial assets:
Cash and cash equivalents	$15,484	$15,484	$15,484	$—	$—
Policy loans	55,547	55,547	—	—	55,547

Total financial assets not accounted for at fair value	$71,031	$71,031	$15,484	$—	$55,547

Financial liabilities:
Annuity benefits accumulated (*)	$2,274,387	$2,126,788	$—	$—	$2,126,788

Total financial liabilities not accounted for at fair value	$2,274,387	$2,126,788	$—	$—	$2,126,788

2017
Financial assets:
Cash and cash equivalents	$74,892	$74,892	$74,892	$—	$—
Policy loans	57,048	57,048	—	—	57,048

Total financial assets not accounted for at fair value	$131,940	$131,940	$74,892	$—	$57,048

Financial liabilities:
Annuity benefits accumulated (*)	$2,279,441	$2,232,018	$—	$—	$2,232,018

Total financial liabilities not accounted for at fair value	$2,279,441	$2,232,018	$—	$—	$2,232,018

(*)	Excludes $8,992 and $9,415 of life contingent annuities in the payout phase at December 31, 2018 and 2017, respectively.

The carrying amount of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits accumulated was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

C.	Balance Sheet Impact of Net Unrealized Gains on Securities

In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs and certain other balance sheet amounts related to the annuity business be adjusted to the extent that unrealized gains and losses from securities would result in adjustment to those balances had the unrealized gains or losses actually been realized. The following table shows (in thousands) the components of the net unrealized gain on securities is included in AOCI in AILIC’s Balance Sheet:

	Asset (Liability) before Unrealized	Impact of Unrealized Gains	Carrying Value of Asset (Liability)
December 31, 2018
Fixed maturities	$2,463,027	$6,656	$2,469,683
Deferred policy acquisition costs	118,038	(2,489)	115,549
Annuity benefits accumulated	(2,283,197)	(182)	(2,283,379)

Unrealized gain, pretax		3,985
Deferred tax on unrealized gain		(834)

Unrealized gain, after tax (included in AOCI)		$3,151

December 31, 2017
Fixed maturities	$2,366,739	$92,027	$2,458,766
Equity securities (*)	6,209	762	6,971
Deferred policy acquisition costs	125,205	(36,567)	88,638
Annuity benefits accumulated	(2,286,821)	(2,035)	(2,288,856)

Unrealized gain, pretax		54,187
Deferred tax on unrealized gain		(11,377)

Unrealized gain, after tax (included in AOCI)		$42,810

(*)

As discussed in Note A — “Accounting Policies — Investments,” effective January 1, 2018, all equity securities other than those accounted for under the equity method are carried at fair value though net earnings.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

D.	Investments

Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2018				2017
	Amortized Cost	Fair Value	Gross Unrealized		Amortized Cost	Fair Value	Gross Unrealized
			Gains	Losses			Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$3,365	$3,505	$140	$—	$6,309	$6,537	$231	$(3)
States, municipalities and political subdivisions	375,096	382,326	9,829	(2,599)	376,965	390,250	14,290	(1,005)
Residential MBS	108,595	126,077	17,739	(257)	138,951	158,883	20,164	(232)
Commercial MBS	68,895	69,852	1,204	(247)	70,677	73,400	2,774	(51)
Asset-backed securities	375,780	374,234	2,009	(3,555)	324,251	326,795	3,644	(1,100)
Corporate and other	1,531,296	1,513,689	14,300	(31,907)	1,449,586	1,502,901	55,618	(2,303)

Total fixed maturities	$2,463,027	$2,469,683	$45,221	$(38,565)	$2,366,739	$2,458,766	$96,721	$(4,694)

The non-credit related portions of other-than-temporary impairment charges are included in other comprehensive income. Cumulative non-credit charges taken for securities still owned at December 31, 2018 and 2017, respectively, were $15.5 million and $18.3 million. Gross unrealized gains on such securities at December 31, 2018 and December 31, 2017 were $11.4 million and $12.6 million, respectively. Gross unrealized losses on such securities at both December 31, 2018 and December 31, 2017 were $0.4 million. These amounts represent the non-credit other-than-temporary impairment charges recorded in AOCI adjusted for subsequent changes in fair values and relate primarily to residential MBS.

As discussed in Note A- “Accounting Policies – Investments,” beginning on January 1,2018, AILIC implemented new accounting guidance, which required all equity securities previously classified as “available for sale” to be reported at fair value, with holding gains and losses recognized in net earnings. Equity securities reported at fair value consisted of the following at December 31, 2018 (in thousands):

	Actual Cost	Fair Value	Fair Value over (under) Cost
Common stocks	$7,438	$6,389	$(1,049)
Perpetual preferred stocks	2,000	1,950	(50)

Total equity securities carried at fair value	$9,438	$8,339	$(1,099)

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

The following tables show gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2018 and 2017.

	Less Than Twelve Months			Twelve Months or More
2018	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	(1,393)	73,122	98%	(1,206)	39,929	97%
Residential MBS	(111)	9,504	99%	(146)	3,460	96%
Commercial MBS	(108)	11,446	99%	(139)	5,961	98%
Asset-backed securities	(2,723)	210,396	99%	(832)	26,947	97%
Corporate and other	(23,170)	724,266	97%	(8,737)	134,317	94%

Total fixed maturities	$(27,505)	$1,028,734	97%	$(11,060)	$210,614	95%

	Less Than Twelve Months			Twelve Months or More
2017	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
Fixed Maturities:
U.S. Government and government agencies	$(2)	$1,270	100%	$(1)	$210	100%
States, municipalities and political subdivisions	(355)	36,667	99%	(650)	19,886	97%
Residential MBS	(10)	745	99%	(222)	4,700	95%
Commercial MBS	(51)	8,630	99%	—	—	—%
Asset-backed securities	(252)	46,249	99%	(848)	26,266	97%
Corporate and other	(1,239)	117,278	99%	(1,064)	45,501	98%

Total fixed maturities	$(1,909)	$210,839	99%	$(2,785)	$96,563	97%

At December 31, 2018, the gross unrealized losses on fixed maturities of $38.6 million relate to 690 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 93% of the gross unrealized loss and 97% of the fair value.

The determination of whether unrealized losses are “other-than-temporary” requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer SEC filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

AILIC analyzes its MBS for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2018, AILIC recorded less than $1 million in other-than-temporary impairment charges related to its residential MBS.

Management believes AILIC will recover its cost basis in the securities with unrealized losses and that AILIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2018. As discussed in Note A — “Accounting Policies — Investments,” effective January 1, 2018, all equity securities currently classified as “available for sale” will be required to be carried at fair value through net earnings instead of accumulated other comprehensive income and will therefore no longer be evaluated for other-than-temporary impairment.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in thousands).

	2018	2017	2016
Balance at January 1	$17,728	$18,207	$19,054
Additional credit impairments on:
Previously impaired securities	5	13	85
Securities without prior impairments	9	477	17
Reductions—disposals	(647)	(969)	(949)

Balance at December 31	$17,095	$17,728	$18,207

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2018 (in thousands). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	Amortized Cost	Fair Value
		Amount	%
Maturity
One year or less	$68,376	$69,102	3%
After one year through five years	598,595	606,375	25%
After five years through ten years	1,020,832	1,003,542	40%
After ten years	221,954	220,501	9%

	1,909,757	1,899,520	77%
MBS (average life of approximately 4.5 years)	177,490	195,929	8%
Asset-backed securities (average life of approximately 5 years)	375,780	374,234	15%

Total	$2,463,027	$2,469,683	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

There were no investments in individual issuers that exceeded 10% of Shareholder’s Equity at December 31, 2018 or 2017.

The following table shows (in thousands) investment income earned and investment expenses incurred.

	2018	2017	2016
Investment income:
Fixed maturities	$105,040	$107,124	$108,661
Equity securities (*)	652	718	705
Policy loans	3,763	3,968	4,043
Other	756	526	114

Gross investment income	110,211	112,336	113,523
Investment expenses	(627)	(516)	(594)

Net investment income	$109,584	$111,820	$112,929

(*)

As discussed in Note A – “Accounting Policies – Investments,” AILIC adopted guidance in January 2018 that requires all equity securities other than those accounted for under the equity method to be reported at fair value with holding gains and losses recognized in earnings.

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management fees charged by this subsidiary of $0.5 million in 2018, $0.3 million in 2017 and $0.4 million in 2016.

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed Maturities	Equity Securities	Other*	Tax Effects	Total
Year ended December 31, 2018
Realized before impairments	$791	$(1,150)	$701	$(72)	$270
Realized—impairments	(417)	—	315	22	(80)
Change in unrealized	(85,371)	—	35,931	10,383	(39,057)
Year ended December 31, 2017
Realized before impairments	$2,347	$8	$623	$(1,043)	$1,935
Realized—impairments	(542)	(109)	238	145	(268)
Change in unrealized	23,919	713	(8,915)	2,087	17,804
Year ended December 31, 2016
Realized before impairments	$3,930	$65	$448	$(1,555)	$2,888
Realized—impairments	(282)	(185)	127	119	(221)
Change in unrealized	2,847	532	(620)	(965)	1,794

*	Primarily adjustments to deferred policy acquisition costs related to annuities.

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

Gross realized gains and losses (excluding impairment write-downs and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the statement of cash flows consisted of the following (in thousands):

	2018	2017	2016
Fixed maturities:
Gross gains	$1,372	$3,892	$4,457
Gross losses	(570)	(1,626)	(505)

During 2017 and 2016, AILIC recorded gross gains of $8 thousand and $65 thousand and no gross losses, respectively on available for sale equity securities.

E.	Derivatives

As discussed under “Derivatives” in Note A – “Accounting Policies” to the financial statements, AILIC uses derivatives in certain areas of its operations.

Derivatives That Do Not Qualify for Hedge Accounting The following derivatives that do not qualify for hedge accounting under GAAP are included in AILIC’s Balance Sheet at fair value (in thousands):

		December 31, 2018		December 31, 2017
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
MBS with embedded derivatives	Fixed maturities	$485	$—	$540	$—
Fixed-indexed annuities (embedded derivatives)	Annuity benefits accumulated	—	85,526	—	89,002
Equity index call options	Equity index call options	4,108	—	17,698	—

		$4,593	$85,526	$18,238	$89,002

The MBS with embedded derivatives consist of interest-only and principal-only MBS. AILIC records the entire change in the fair value of these securities in earnings. These investments are part of AILIC’s overall investment strategy and represent a small component of AILIC’s overall investment portfolio.

AILIC’s fixed-indexed annuities provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market or other financial index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase and sale of call options on the appropriate index. AILIC receives collateral from certain counterparties to support its purchased call option assets. This collateral ($40 thousand at both December 31, 2018 and December 31, 2017) is included on AILIC’s Balance Sheet with an offsetting liability to return the collateral. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives. Fluctuations in interest rates and the stock market, among other factors, can cause volatility in the periodic measurement of fair value of the embedded derivative that management believes can be inconsistent with the long-term economics of these products.

20

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

The following table summarizes the gains (losses) included in the Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting for 2018, 2017 and 2016 (in thousands):

Derivative	Statement of Earnings Line	2018	2017	2016
MBS with embedded derivatives	Realized gains (losses) on securities	$(11)	$81	$(34)
Fixed-indexed annuities (embedded derivatives) (*)	Annuity benefits	(9,240)	(14,694)	(8,600)
Equity index call options	Annuity benefits	7,002	(11,724)	(3,553)

		$(2,249)	$(26,337)	$(12,187)

(*)	The change in fair value of the embedded derivative includes losses related to unlocking of actuarial assumptions of $2.5 million in 2018, $0.2 million in 2017 and $2.1 million in 2016.

F.	Deferred Policy Acquisition Costs

A progression of deferred policy acquisition costs is presented below (in thousands):

	Deferred Costs	Sales Inducements	Unrealized	Total
Balance at December 31, 2015	$110,883	$22,612	$(27,956)	$105,539
Additions	9,995	1,216	—	11,211
Amortization:
Periodic amortization	(18,679)	(3,034)	—	(21,713)
Annuity unlocking	(1,037)	(19)	—	(1,056)
Included in realized gains	520	64	—	584
Change in unrealized	—	—	(536)	(536)

Balance at December 31, 2016	101,682	20,839	(28,492)	94,029
Additions	12,086	1,375	—	13,461
Amortization:
Periodic amortization	(15,363)	(2,814)	—	(18,177)
Annuity unlocking	6,151	391	—	6,542
Included in realized gains	736	122	—	858
Change in unrealized	—	—	(8,075)	(8,075)

Balance at December 31, 2017	105,292	19,913	(36,567)	88,638
Additions	10,810	1,371	—	12,181
Amortization:
Periodic amortization	(18,183)	(2,693)	—	(20,876)
Annuity unlocking	384	150	—	534
Included in realized gains	843	151	—	994
Change in unrealized	—	—	34,078	34,078

Balance at December 31, 2018	$99,146	$18,892	$(2,489)	$115,549

21

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

G.	Shareholder’s Equity

Accumulated Other Comprehensive Income, Net of Tax Comprehensive income is defined as all changes in Shareholder’s Equity except those arising from transactions with shareholders. Comprehensive income includes net earnings and other comprehensive income, which consists of changes in net unrealized gains or losses on available for sale securities.

The progression of the components of accumulated other comprehensive income follows (in thousands):

		Other Comprehensive Income
	AOCI Beginning Balance	Pretax	Tax	Net of tax	Other (c)	AOCI Ending Balance
Year ended December 31, 2018
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$(48,050)	$10,091	$(37,959)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(1,390)	292	(1,098)

Total net unrealized gains on securities (b)	$42,810	$(49,440)	$10,383	$(39,057)	$(602)	$3,151

Year ended December 31, 2017
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$18,282	$(6,397)	$11,885
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(2,565)	898	(1,667)

Total net unrealized gains on securities (b)	$25,006	$15,717	$(5,499)	$10,218	$7,586	$42,810

Year ended December 31, 2016
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$6,862	$(2,401)	$4,461
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(4,103)	1,436	(2,667)

Total net unrealized gains on securities (b)	$23,212	$2,759	$(965)	$1,794	$—	$25,006

(a)	The reclassification adjustment out of net unrealized gains on securities affected the following lines in AILIC’s Statement of Earnings

OCI component	Affected line in the Statement of Earnings
Pretax	Realized gains on securities
Tax	Provision for income taxes

(b)

Includes net unrealized gains of $5.2 million at December 31, 2018, $5.6 million at December 31, 2017 and $4.2 million at December 31, 2016 related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.

(c)

On January 1, 2018, AILIC adopted new guidance that requires all equity securities other than those accounted for under the equity method to be reported at fair value with holding gains and losses recognized in net earnings. At the date of adoption, the $0.6 million net unrealized gain on equity securities classified as available for sale (with unrealized holding gains and losses reported in AOCI) under the prior guidance was reclassified from AOCI to retained earnings as the cumulative effect of an accounting change. Other also includes the December 2017 reclassification of $7.6 million stranded in AOCI from accounting for the Tax Cuts and Jobs Act of 2017 to retained earnings (see Note A – “Accounting Policies – Income Taxes”).

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

H.	Income Taxes

The following is a reconciliation of income taxes at the statutory rate (21% in 2018 and 35% in both 2017 and 2016) to the provision for income taxes as shown in the Statement of Earnings (dollars in thousands):

	2018		2017		2016
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT
Earnings before income taxes (“EBT”)	$34,535		$38,366		$31,511

Income taxes at statutory rate	$7,252	21%	$13,428	35%	$11,029	35%
Effect of permanent items:
Dividend received deduction	(1,074)	(3%)	(1,036)	(3%)	(1,049)	(3%)
Change in U.S. corporate tax rate	—	0%	(16,308)	(43%)	—	-%
Other	61	0%	17	0%	195	1%

Provision for income taxes as shown in the Statement of Earnings	$6,239	18%	$(3,899)	(11%)	$10,175	33%

The Tax Cuts and Jobs Act of 2017 (“TCJA”), which was enacted on December 22, 2017, lowered the U.S corporate tax rate to 21% and made other widespread changes to the U.S. tax code effective in 2018. Because the TCJA was enacted in December 2017, AILIC recorded the $16.3 million decrease in its net deferred tax asset resulting from the changes in the tax code (primarily the lower corporate tax rate applicable to 2018 and future years) in the fourth quarter of 2017.

At the time it was enacted, the TCJA was subject to further clarification and interpretation by the U.S. Treasury Department and the Internal Revenue Service. The resulting transitional deferred tax liability (taxes payable over eight years under the TCJA) was recorded at December 31, 2017 using reasonable estimates based on available information and were considered provisional in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. 118 (“SAB 118”). Because the established transition liability was completely offset by an increase in related deferred tax assets, the adjustment to the final amount when the factors were published in 2018 did not impact AILIC’s effective tax rate. In accordance with SAB 118, the transitional deferred tax liability (and offsetting adjustment to the related deferred tax assets) and all other changes in deferred taxes resulting from clarification and interpretation of the TCJA were recorded in 2018 in the period in which the guidance was published and did not have a material impact on AILIC’s effective tax rate. As a result, AILIC’s implementation of the TCJA is complete as of December 31, 2018.

AILIC’s 2012- 2018 tax years remain subject to examination by the Internal Revenue Service (“IRS”).

AILIC did not have any earnings or losses subject to tax in a foreign jurisdiction for the years ended December 31, 2018, 2017 and 2016.

The total income tax provision (credit) consists of (in thousands):

	2018	2017	2016
Current taxes:
Federal	$3,177	$11,412	$13,621
State	204	125	299
Deferred taxes:
Federal	2,858	872	(3,745)
Impact of change in U.S. corporate tax rate	—	(16,308)	—

Total Federal deferred taxes	2,858	(15,436)	(3,745)

Provision for income taxes	$6,239	$(3,899)	$10,175

23

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the Balance Sheet at December 31 were as follows (in thousands):

	2018			2017
	Excluding Unrealized Gains	Impact of Unrealized Gains	Total	Excluding Unrealized Gains	Impact of Unrealized Gains	Total
Deferred tax assets:
Insurance claims and reserves	$11,015	$38	$11,053	$16,418	$427	$16,845
Other, net	319	—	319	282	—	282

Total deferred tax assets	11,334	38	11,372	16,700	427	17,127
Deferred tax liabilities:
Investment securities	(695)	(1,397)	(2,092)	(1,223)	(19,483)	(20,706)
Insurance claims and reserves transition liability	(2,230)	—	(2,230)	(2,549)	—	(2,549)
Deferred policy acquisition costs	(24,512)	525	(23,987)	(26,013)	7,679	(18,334)

Total deferred tax liabilities	(27,437)	(872)	(28,309)	(29,785)	(11,804)	(41,589)

Net deferred tax liabilities	$(16,103)	$(834)	$(16,937)	$(13,085)	$(11,377)	$(24,462)

The decrease in AILIC’s net deferred tax liability at December 31, 2018 compared to December 31, 2017 reflects significantly lower pretax unrealized gains.

The likelihood of realizing deferred tax assets is reviewed periodically; any adjustments required to the valuation allowance are made in the period during which developments requiring an adjustment become known.

AILIC did not have a liability for uncertain tax positions during 2018, 2017 or 2016.

Cash payments for income taxes, net of refunds, were $6.0 million, $15.5 million and $14.3 million in 2018, 2017 and 2016, respectively.

I.	Contingencies

AILIC is involved in litigation from time to time, generally arising in the ordinary course of business. This litigation may include, but is not limited to, general commercial disputes, lawsuits brought by policyholders, employment matters, reinsurance collection matters and actions challenging certain business practices of insurance subsidiaries. None of these matters are expected to have a material adverse impact on AILIC’s results of operations or financial condition.

J.	Insurance

At December 31, 2018, U.S. Treasury Notes with a fair value of $7.5 million were on deposit as required by the insurance departments of various states.

Statutory Information AILIC is required to file financial statements with state insurance regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Net earnings and capital surplus on a statutory basis for the Company were as follows (in thousands):

Net Earnings			Capital and Surplus
2018	2017	2016	2018	2017
$35,764	$23,765	$18,841	$312,642	$294,698

The National Association of Insurance Commissioners’ (“NAIC”) model law for risk based capital (“RBC”) applies to life insurance companies. RBC formulas determine the amount of capital that an insurance company needs so that is has an acceptable expectation of not becoming financially impaired. Companies below specific trigger points or ratios are subject to regulatory action. At December 31, 2018 and 2017, AILIC’s capital ratio substantially exceeded the RBC requirements. The Company did not use any prescribed or permitted statutory accounting practices that differed from the NAIC statutory accounting practices at December 31, 2018 or 2017.

24

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

The maximum amount of dividends that can be paid to stockholders in 2019 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2019 without prior approval is $35.8 million, based on net income.

Fixed Annuities For certain products, the liability for “annuity benefits accumulated” includes reserves for excess benefits expected to be paid on future deaths and annuitizations and guaranteed withdrawal benefits. The liabilities included in AILIC’s Balance Sheet for these benefits, excluding the impact of unrealized gains on securities, were as follows at December 31 (in thousands):

	2018	2017
Excess death and annuitization	$534	$602
Guaranteed withdrawal benefits	6,543	4,604

Variable Annuities At December 31, 2018, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) on AILIC’s variable annuity policies exceeded the fair value of the underlying variable annuities by $34.9 million, compared to $15.4 million at December 31, 2017. Death benefits paid in excess of the variable annuity account balances were $0.1 million in both 2018 and 2017 and $0.5 million in 2016.

K.	Additional Information

Related Parties Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2018, 2017 and 2016, AILIC paid $12.8 million, $16.0 million and $15.4 million, respectively, for services to affiliates.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. AILIC paid $3.0 million in 2018, $3.5 million in 2017 and $3.8 million in 2016 to GAA, 100% of which was paid to other broker/dealers as commissions. GAA exited the retail brokerage business on August 3, 2010 after GAFRI announced a definitive agreement with Lincoln Investment Planning, Inc., an independent broker dealer.

Benefit Plans AILIC expensed approximately $0.3 million in 2018 and $0.4 million in both 2017 and 2016 for its retirement and employee savings plans.

25

PART C

Other Information

Note:	This Part C contains information related to TotalGroup group variable annuity contract (File No. 333-148940) and Annuity Investors Variable Account C.

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required Financial Statements are included in Part A or B of this Registration Statement.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company authorizing establishment of Annuity Investors Variable Account C. 4/

(2)	Not Applicable.

(3)	Distribution and Selling Agreements

(a)	Distribution Agreement between Annuity Investors Life Insurance Company and Great American Advisors®, Inc. 4/

(b)	Form of Selling Agreement between Annuity Investors Life Insurance Company, Great American Advisors®, Inc., and another broker-dealer. 4/

(4)	Contract Forms, Endorsements and Riders.

(a)	Form of Master Contract for Group Flexible Premium Deferred Variable Annuity (G2012108NW). 10/

(b)	Form of Certificate under Group Flexible Premium Deferred Variable Annuity Master Contract (C2012208NW). 9/

(c)	Form of Extended Care Waiver Rider to Master Contract (R6021108NW). 9/

(d)	Form of Extended Care Waiver Rider to Certificate (R6021208NW). 9/

(e)	Form of Terminal Illness Rider to Master Contract (R6020108NW). 9/

(f)	Form of Terminal Illness Rider to Certificate (R602028NW). 9/

(g)	Form of Guaranteed Lifetime Withdrawal Benefit Rider to Master Contract (R2012508NW). 9/

(h)	Form of Guaranteed Lifetime Withdrawal Benefit Rider to Certificate (R2012608NW). 9/

(i)	Form of Guaranteed Minimum Withdrawal Benefit Rider to Master Contract (R2012708NW). 9/

(j)	Form of Guaranteed Minimum Withdrawal Benefit Rider to Certificate (R2012808NW). 9/

(k)	Form of IRA Endorsement to Master Contract (IRA/SEP-IRA) (E6006902NW). 9/

(l)	Form of IRA Endorsement to Certificate (IRA/SEP-IRA) (E6006602NW). 9/

(m)	Form of Roth IRA Endorsement to Master Contract (E6007002NW). 9/

(n)	Form of Roth IRA Endorsement to Certificate (E6007102NW). 9/

(o)	Form of SIMPLE IRA Endorsement to Master Contract (E6007202NW). 9/

(p)	Form of SIMPLE IRA Endorsement to Certificate (E6007302NW). 9/

(q)	Form of Tax Sheltered Annuity Endorsement to Master Contract (TSA 403(b), No Employer Plan, and Employer Plan TSA) (E6007405NW). 9/

1

(r)	Form of Tax Sheltered Annuity Endorsement to Certificate (TSA 403(b), No Employer Plan, and Employer Plan TSA) (E6007505NW). 9/

(s)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Master Contract (401 Pension or Profit Sharing) (E6007605NW). 9/

(t)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate (401 Pension or Profit Sharing) (E6007705NW). 9/

(u)	Form of Section 457 Governmental Plan Endorsement to Master Contract (E6007805NW). 9/

(v)	Form of Section 457 Governmental Plan Endorsement to Certificate (E6007905NW). 9/

(w)	Form of Employer Plan Endorsement to Master Contract (Employer Plan TSA, 401 Pension or Profit Sharing, and Section 457 Governmental Plan) (EGPLAN (Rev. 2/98)-3). 9/

(x)	Form of Employer Plan Endorsement to Certificate (Employer Plan TSA, 401 Pension or Profit Sharing, and Section 457 Governmental Plan) (ECPLAN (Rev. 2/98)-3). 9/

(y)	Form of Loan Endorsement to Master Contract (TSA 403(b), No Employer Plan, Employer Plan TSA, 401Pension or Profit Sharing, and Section 457 Governmental Plan) (E2008403NW). 9/

(z)	Form of Loan Endorsement to Certificate (TSA 403(b), No Employer Plan, Employer Plan TSA, 401Pension or Profit Sharing, and Section 457 Governmental Plan) (E2008503NW). 9/

(aa)	Form of RMD Endorsement to Individual Contract and to Certificate of Participation under a Group Contract (E6022809NW). 15/

(bb)	Form of RMD Endorsement to Group Contract (E6022709NW). 15/

(5)	Applications

(a)	Form of Master Contract Application (A2012308NW). 9/

(b)	Form of Certificate Application (A2012408NW). 9/

(6)	Organizational Documents

(a)	Articles of Incorporation of Annuity Investors Life Insurance Company. 1/

(i)	Amendment to Articles of Incorporation adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 2/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 2/

(b)	Code of Regulations of Annuity Investors Life Insurance Company. 3/

(7)	Not Applicable.

(8)	Other Material Contracts.

(a)	Service Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

(b)	Agreement (GAA) between AAG Securities Inc. (now Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. 2/

(c)	Investment Services Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

2

(d)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company, AIM Advisors, Inc., and AIM Variable Insurance Funds. 4/

(i)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective July 1, 2002, to Participation Agreement. 4/

(ii)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment dated April 30, 2004, to Participation Agreement. 5/

(iii)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective May 1, 2008, to Participation Agreement. 11/

(iv)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2010, to Participation Agreement. 14/

(e)	AIM (Invesco): Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company and AIM Advisors, Inc. 4/

(i)	AIM (Invesco): Administrative Services Agreement dated as of October 1, 2016 between Annuity Investors Life Insurance Company and Invesco Advisors, Inc. 19/

(f)

AIM (Invesco): Agreement (Trademarks and Fund Names) dated April 4, 2001, among Annuity Investors Life Insurance Company, Great American Advisors®, Inc., AIM Management Group, Inc., and AIM Variable Insurance Funds. 4/

(g)	AIM (Invesco): Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and AIM Distributors. 4/

(h)	AIM (Invesco): AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/

(i)	AIM (Invesco): Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/

(i)

AB (formerly AllianceBernstein) Variable Products Series Fund, Inc.: Participation Agreement among Annuity Investors Life Insurance Company, Great American Advisors®, Inc., AllianceBernstein Investments, Inc. and AllianceBernstein Variable Products Series Fund, Inc. dated as of May 1, 2008. 11/

(i)	AB (formerly AllianceBernstein) Variable Insurance Products Fund, Inc.: Amendment dated as of May 1, 2015 to Participation Agreement. 18/

(j)	AB (formerly AllianceBernstein): Administration Services Agreement between Annuity Investors Life Insurance Company and AllianceBernstein Investments, Inc. dated as of May 1, 2008. 12/

(k)	American Century: Shareholder Services Agreement dated November 10, 2004, between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. 5/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 13/

(l)	American Century: Shareholder Information Agreement between American Century Investment Services, Inc. and Annuity Investors Life Insurance Company dated as of October 16, 2006. 11/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 13/

(m)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC, and Annuity Investors Life Insurance Company. 8/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 11/

3

(n)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 11/

(o)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 11/

(p)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC, and Annuity Investors Life Insurance Company. 8/

(i)	Davis Variable Account Fund: Amendment dated as of May 1, 2008 to Participation Agreement. 11/

(q)	Dreyfus: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Dreyfus Service Corporation. 4/

(r)	Dreyfus: Amended and Restated Letter Agreement dated April 24, 1997, between The Dreyfus Corporation and Annuity Investors Life Insurance Company. 2/

(i)	Dreyfus: Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement. 4/

(ii)	Dreyfus: Second Amendment dated December 1, 2004, to Agreement. 5/

(s)	Dreyfus Stock Index Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Life And Annuity Index Fund, Inc. (Dreyfus Stock Index Fund). 2/

(i)	Dreyfus Stock Index Fund: Amendment dated July 1, 2002, to Participation Agreement. 4/

(ii)

Dreyfus Stock Index Fund: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement, dated November 21, 1995 as amended between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund, Inc. 16/

(t)	Dreyfus Socially Responsible Growth Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(i)	Dreyfus Socially Responsible Growth Fund: Amendment dated July 1, 2002, to Fund Participation Agreement. 4/

(ii)

Dreyfus Socially Responsible Growth Fund: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 16/

(u)	Dreyfus Variable Investment Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 2/

(i)	Dreyfus Variable Investment Fund: Amendment dated July 1 2002, to Participation Agreement. 4/

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007, to Participation Agreement. 8/

(iii)	Dreyfus Variable Investment Fund: Amendment No. 4 to Fund Participation Agreement, dated October 12, 2011, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 16/

(v)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 11/

(w)

Deutsche DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 11/

4

(i)	Deutsche DWS Variable Series I, Variable Series II, and Investment VIT Funds: Amendment dated as of May 1, 2015 to Participation Agreement. 18/

(x)	Deutsche DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May1, 2008. 11/

(i)	Deutsche DWS: Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 13/

(y)	Deutsche DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 11/

(z)

Ibbotson Portfolios – ALPS Variable Insurance Trust (formerly Financial Investors Variable Insurance Trust): Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc., and ALPS Distributors, Inc. 8/

(i)	Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 11/

(ii)	Ibbotson Portfolios: Amendment dated April 30, 2013 to Fund Participation Agreement. 17/

(iii)	Ibbotson Portfolios: Amendment dated June 14, 2017 to Fund Participation Agreement. 20/

(aa)	Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 11/

(bb)

Franklin Templeton Variable Insurance Products Trust: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors®, Inc. 8/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 11/

(ii)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 2 dated as of April 15, 2013 to Fund Participation Agreement. 17/

(iii)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement Addendum dated May 1, 2015. 18/

(cc)	Franklin Templeton Variable Insurance Products Trust: Administrative Services Agreement between Annuity Investors Life Insurance Company and Franklin Templeton Services, LLC. 11/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 11/

(dd)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 11/

(ee)	Janus Aspen Series: Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company. 4/

(i)	Janus Aspen Series: Amendment dated July 1, 2002, to Participation Agreement. 4/

(ii)	Janus Aspen Series: Amendment to Participation Agreement as of December 1, 2005. 7/

(iii)	Janus Aspen Series: Amendment to Participation Agreement dated as of May 1, 2008. 11/

(ff)	Janus: Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors Life Insurance Company and Janus Distributors, Inc. 4/

5

(gg)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 11/

(hh)

Neuberger Berman Advisers Management Trust: Participation Agreement dated July 1, 2002, among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and Annuity Investors Life Insurance Company. 4/

(ii)	Neuberger Berman: Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company. 4/

(jj)	Neuberger Berman: Rule 22c-2 Shareholder Information Agreement between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company dated as of March 15, 2007. 11/

(kk)	Oppenheimer Variable Account Funds: Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Oppenheimer Variable Account Funds, and Oppenheimer Funds, Inc. 4/

(i)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company and the Oppenheimer Variable Account Funds. 6/

(ll)	Oppenheimer: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Oppenheimer Funds, Inc. 4/

(mm)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 11/

(nn)	PIMCO Variable Insurance Trust: Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 4/

(i)

PIMCO Variable Insurance Trust: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 16/

(oo)

PIMCO Variable Insurance Trust: Amendment dated December 1, 2004, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors LLC. 5/

(i)

PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors, LLC. 7/

(ii)

PIMCO Variable Insurance Trust: Novation of and Amendment to Participation Agreement dated December 8, 2010, by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 14/

(iii)	PIMCO Variable Insurance Trust: Amendment dated May 1, 2015 to Participation Agreement. 18/

(pp)	PIMCO: Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and Annuity Investors Life Insurance Company. 4/

(qq)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 11/

6

(rr)

Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Participation Agreement dated May 1, 1997, among Annuity Investors Life Insurance Company, Morgan Stanley Universal Funds, Inc. (now The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (now Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (now Morgan Stanley Investments LP). 2/

(i)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997. 4/

(ii)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2007, to Participation Agreement. 8/

(iii)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 11/

(iv)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2015, to Participation Agreement. 18/

(v)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Servicing Agreement dated May 1, 2015. 18/

(ss)

Morgan Stanley (formerly Van Kampen): Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Morgan Stanley Investment Management Inc., and Morgan Stanley Investments LP. 4/

(i)	Morgan Stanley (formerly Van Kampen): Letter Agreement dated May 1, 2015 among The Universal Institutional Fund, Morgan Stanley Investment Advisors, and Annuity Investors Life Insurance Company. 18/

(tt)	Morgan Stanley (formerly Van Kampen): Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 11/

(uu)	Wilshire Variable Insurance Trust: Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc., and Annuity Investors Life Insurance Company. 8/

(i)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement between Wilshire Variable Insurance Trust and Annuity Investors Life Insurance Company dated as of May 1, 2008. 12/

(ii)

Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, Ultimus Fund Distributors, LLC and Annuity Investors Life Insurance Company dated as of October 1, 2016. 19/

(9)	Opinion and Consent of Counsel. 10/

(10)	Consent of Independent Registered Public Accounting Firm. FW/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. FW/

(99.1) AFG Organizational Chart as of December 31, 2018. FW/

1/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account B on December 23, 1996. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
2/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account B on June 3, 1997. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
3/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account B on November 17, 1998. 1933 Act File No. 333-51955, 1940 Act File No. 811-08017

7

4/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on July 25, 2002. 1933 Act File No. 333-88300, 1940 Act File No. 811-21095,

5/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors Variable Account C on or about March 1, 2005. 1933 Act File No. 333-88302, 1940 Act File No. 811-21095

6/

Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account A on or about April 27, 2005. 1933 Act File No. 033-65409, 1940 Act File No. 811-07299

7/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors Variable Account B on April 28, 2006. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017

8/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors Variable Account B on May 1, 2007. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017

9/

Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2008. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095

10/

Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2009. 1933 Act File No. 333-148940 (TotalGroup), 1940 Act File No. 811-21095

11/

Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 27, 2009. 1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095

12/

Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors Variable Account C on February 16, 2010. 1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095

13/

Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account C on or about April 28, 2010. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095

14/

Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A on or about April 15, 2011. 1933 Act File No. 033-59861, 1940 Act File No. 811-07299

15/

Incorporated by reference to Post-Effective Amendment No. 21 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51971. 1940 Act File No. 811-07299, (Advantage) on or about April 23, 2012

16/

Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A on or about April 30, 2013. 1933 Act File No. 033-59861(Nauticus), 1940 Act File No. 811-07299

17/

Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors Variable Account C on or about April 30, 2014. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095

18/

Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors Variable Account C on or about April 30, 2015. 1933 Act File No. 333-148387 (Transition 20), 1940 Act File No. 811-21095

19/

Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account C on or about April 30, 2017. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095

20/

Incorporated by reference to Post-Effective Amendment No. 26 filed on behalf of Annuity Investors Variable Account B on or about April 30, 2018. 1933 Act File No. 333-19725 (Independence), 1940 Act File No. 811-08017

FW/	Filed herewith.

8

Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

The principal business address of each director and officer of Annuity Investors Life Insurance Company is 301 East Fourth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices With the Company
Christopher P. Miliano	Director, Executive Vice President, Chief Financial Officer-Operations & Treasurer
Mark F. Muething	Director and President & Assistant Secretary
John P. Gruber	Director, Senior Vice President, General Counsel, Secretary & Chief Compliance Officer
Michael J. Prager	Director
Jeffrey G. Hester	Director
Adrienne Baglier	Senior Vice President-Operations
Michael H. Haney	Vice President
Rebecca Schriml	Vice President
Brian Sponaugle	Vice President
Richard L. Sutton	Assistant Vice President & Appointed Actuary
Eugene M. Breen	Appointed Actuary
H. Kim Baird	Assistant Treasurer
William C. Ellis	Assistant Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company®, is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

Annuity Investors Variable Account C is a segregated asset account of Annuity Investors Life Insurance Company.

A chart indicating the persons controlled by or under common control with the Company is filed herewith as Exhibit 99.1.

Item 27. Number of Contract Owners

As of February 28, 2019, there were 554 Participants (Certificate Owners) in 70 Group Contracts.

Item 28. Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term

9

“Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29. Principal Underwriter

(a)

Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account A.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 11th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.
Mark Francis Muething	Vice President, Secretary & Chief Legal Officer and Director
Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer
Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the Company at its administrative office located at 301 East Fourth Street, Cincinnati, OH 45202.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)

Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

(b)

Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)

Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)

The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

10

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 12 to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on April 26, 2019.

ANNUITY INVESTORS® VARIABLE ACCOUNT C
(Registrant)

By:	/s/ Mark F. Muething
Mark F. Muething
President, Assistant Secretary and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)

By:	/s/ Mark F. Muething
Mark F. Muething
President, Assistant Secretary and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Mark F. Muething	President, Assistant Secretary & Director
Mark F. Muething	April 26, 2019

/s/ Christopher P. Miliano	Executive Vice President, Chief Financial
Christopher P. Miliano*	Officer-Operations, Treasurer & Director
April 26, 2019

/s/ John P. Gruber	Senior Vice President, General Counsel,
John P. Gruber	Secretary, Chief Compliance Officer & Director
April 26, 2019

/s/ Michael J. Prager	Director
Michael J. Prager*	April 26, 2019

/s/ Jeffrey G. Hester	Director
Jeffrey G. Hester*	April 26, 2019

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact	April 26, 2019

11

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

10	Consent of Independent Registered Public Accounting Firm.

99	Powers of Attorney.

99.1	AFG Organizational Chart as of December 31, 2018.

12